EQUITY FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [One Group Logo]

                                                   ONE GROUP(R) SMALL CAP GROWTH FUND
                                                   ONE GROUP(R) SMALL CAP VALUE FUND
                                                   ONE GROUP(R) MID CAP GROWTH FUND
                                                   ONE GROUP(R) MID CAP VALUE FUND
                                                   ONE GROUP(R) DIVERSIFIED MID CAP FUND
                                                   ONE GROUP(R) LARGE CAP GROWTH FUND
                                                   ONE GROUP(R) LARGE CAP VALUE FUND
                                                   ONE GROUP(R) EQUITY INCOME FUND
                                                   ONE GROUP(R) DIVERSIFIED EQUITY FUND
                                                   ONE GROUP(R) BALANCED FUND
                                                   ONE GROUP(R) EQUITY INDEX FUND
                                                   ONE GROUP(R) MARKET EXPANSION INDEX FUND
                                                   ONE GROUP(R) TECHNOLOGY FUND
                                                   ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND
                                                   ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................  103
Statements of Operations ...................................  106
Statements of Changes in Net Assets ........................  109
Schedules of Capital Stock Activity ........................  114
Financial Highlights .......................................  119
Notes to Financial Statements ..............................  176

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

VALUE MOVES BACK IN FASHION
The stock market of 2000 experienced an unwinding of the events of years past. Larger was no longer better. Growth was no longer the favored style. Technology was no longer the market powerhouse. The S&P 500 Index, which had generated strong, double-digit returns in each of the previous five years, fell into negative territory, posting a total return of -9.10% for 2000.

After taking investors on a wild uphill ride through the second half of 1999 and the first quarter of 2000, technology stocks embarked on a significant retreat, taking the rest of the growth sector with them. Investors had grown increasingly concerned about the soaring valuations and unrealistic profit expectations associated with many fast-growing stocks.

In addition, by the third quarter of 2000, it appeared that the economy was finally feeling the effects of the Federal Reserve's rate hikes and starting to slow down. This, along with the technology sector's troubles, paved the way for a widespread rediscovery of the value sector. Concerned about inflated stock prices, sagging corporate profits and a slowing economy, investors latched on to companies with reasonable valuations and realistic earnings forecasts. Traditional value sectors, such as utilities, energy and capital equipment were the prime beneficiaries and the leading performers in the second half of the year.

LARGE CAP LOSES ITS REIGN
Not only was there performance disparity between growth and value stocks, but there also was a significant gap between the performance of large-cap stocks and the performance of mid- and small-cap stocks. Within both styles, small- and mid-cap companies were more attractive than large-cap companies, from a valuation perspective. For the last several years, growth and value investors had favored the largest companies in their respective universes. As a result, valuations among smaller-cap companies had become particularly compelling. And in a market in which valuation ruled, mid- and small-cap stocks were the favored investments for growth and value investors.

The disparity among value and growth and large-cap and small-cap stocks is evident in the index returns. For the year, the S&P 500/Barra Growth Index posted a total return of -22.08%, while the S&P 500/Barra Value Index had a total return of 6.08%. The S&P MidCap 400/Barra Growth Index had a total return of 9.16%, while the S&P MidCap 400/Barra Value Index had a total return of 27.84%. The total return for the S&P SmallCap 600/Barra Growth Index was 0.57%, compared to 20.86% for the S&P SmallCap 600/Barra Value Index.

INTERNATIONAL STOCKS HIT HARD
In many ways, foreign stock market performance mimicked that of the broad-based U.S. market, starting the year strong then quickly changing course. But the decline abroad was worse. For the year, international stocks, as measured by the Europe, Australia and Far East (EAFE) Index, posted a total return of -15.21%.

As was the case in the United States, the technology bust jolted markets in Europe and Japan. In addition, higher interest rates and growing inflation fears around the world negatively influenced foreign markets. In Japan, the lackluster recovery made the stock market situation even worse. And in Europe, the struggling euro further cut returns for U.S.-based investors. The emerging markets offered no relief, as stalled reform efforts and market volatility turned investors away.

ONE GROUP FUNDS STAY THE COURSE
In this period of strong stock market volatility, One Group stock funds persevered by staying the course and remaining true to their stated style and diversification objectives. In the growth sector, our funds remained focused on companies with predictable earnings streams and solid earnings growth prospects. Our value-oriented funds focused on attractively priced stocks with improving fundamentals.

Our value-oriented funds benefited from the renewed focus on valuations and generated solid returns for the six- and 12-month periods ended December 31, 2000. On the other hand, our growth-oriented funds experienced less-robust results due to the sharp sell-off in the technology sector. Once again, we did

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED                        DECEMBER 31, 2000

not significantly alter our sector weightings or chase the best-performing stocks to boost short-term performance. Instead, we simply invested in those securities that our research analysts identified as good long-term prospects. We believe this is a prudent long-term strategy, regardless of short-term market swings.

A NEW-ERA EQUITY MARKET
The NASDAQ Index reached a peak of 5048.62 in March 2000, and that may be the high point for years to come. Valuation levels, sentiment and momentum investing all appeared to crest with the NASDAQ peak. We believe that it will take time to get the valuation levels of many of these stocks in line with their fundamentals.

Given this scenario, we think the equity markets are transitioning into a new era. One trend that we expect to fall by the wayside is the growth-at-any-price rationale. We think that growth at a reasonable price is the more rational approach.

The market is becoming more discriminating, and we think it no longer will focus so heavily on just the largest names. Our research shows that mid-and smaller-capitalization stocks possess better fundamentals and more reasonable valuations relative to large-cap stocks, especially large growth stocks. We also expect the market to show a renewed interest in diversification. We believe investors will want a diversified portfolio with broad industry exposure as well as a blend of value and growth stocks spanning the capitalization spectrum--the diverse approach that is at the core of our philosophy. Being very concentrated may have worked when the NASDAQ Index dominated, but we think those days are gone.

Although the rules have changed, we continue to see opportunities for equity investors. We believe that despite the slowdown, the economy remains on solid ground and inflationary pressures remain low. We expect interest rates to decline, which should inject more liquidity into the market. Nevertheless, we don't expect equity returns to match those of the last decade, but we do believe that money-making opportunities will exist. We simply need to be more selective and patient.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Chief Investment Officer of Equity Securities
Banc One Investment Advisors Corporation

------------
The S&P 500 Index is an unmanaged index, generally representative of the performance of large, U.S.-based stocks. The S&P/Barra Growth and S&P/Barra Value indexes are unmanaged indexes, generally representative of the performance of large, U.S.-based growth stocks and large, U.S.-based value stocks, respectively. The S&P MidCap 400/Barra Growth and S&P MidCap 400/Barra Value indexes are unmanaged indexes, generally representative of the performance of mid-sized, U.S.-based growth stocks and mid-sized, U.S.-based value stocks, respectively. The S&P SmallCap 600/Barra Growth and S&P SmallCap 600/Barra Value indexes are unmanaged indexes, generally representative of the performance of small-sized, U.S.-based growth stocks and small-sized, U.S.-based value stocks, respectively. The EAFE Index is an unmanaged index generally representative of the performance of foreign stocks. The NASDAQ Index is an unmanaged index generally representative of the performance of large, U.S.-based, technology-oriented stocks. An investor cannot purchase the index directly, although they can invest in the underlying securities.

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (96.4%):
Business Equipment & Services (8.4%):
     42     Administaff, Inc. (b) ...............  $  1,154
     66     Advance Paradigm, Inc. (b) ..........     3,021
     57     Advo, Inc. (b) ......................     2,538
    120     Dendrite International, Inc. (b) ....     2,685
    100     Factset Research Systems, Inc. ......     3,711
     43     Heidrick & Struggles International,
              Inc. (b) ..........................     1,817
    118     Insight Enterprises, Inc. (b) .......     2,113
     65     Prepaid Legal Services, Inc. (b) ....     1,652
     39     Radisys Corp. (b) ...................     1,014
     92     RSA Security, Inc. (b) ..............     4,844
     62     Startek, Inc. (b) ...................       955
     81     Zebra Technologies Corp., Class A
              (b) ...............................     3,321
                                                   --------
                                                     28,825
                                                   --------
Capital Goods (8.8%):
     97     Advanced Energy Industries (b) ......     2,171
     82     C&D Technologies, Inc. ..............     3,525
     72     C-COR.net Corp. (b) .................       700
     20     Coherent, Inc. (b) ..................       650
     70     Cymer, Inc. (b) .....................     1,801
     75     Graco, Inc. .........................     3,120
     55     Helix Technology Corp. ..............     1,309
     11     IDEX Corp. ..........................       354
     79     Insituform Technologies, Inc. (b) ...     3,158
     74     Manitowoc Co., Inc. .................     2,155
     30     Methode Electronics, Class A ........       688
     95     Roper Industries, Inc. ..............     3,124
     42     Shaw Group, Inc. (b) ................     2,075
     62     Technitrol, Inc. ....................     2,558
     96     Vicor Corp. (b) .....................     2,916
                                                   --------
                                                     30,304
                                                   --------
Consumer Durable (3.5%):
    150     Copart, Inc. (b) ....................     3,225
    205     Gentex Corp. (b) ....................     3,816
     40     Harman International Industries,
              Inc. ..............................     1,460
     76     Polaris Industries, Inc. ............     3,009
     32     WMS Industries, Inc. (b) ............       646
                                                   --------
                                                     12,156
                                                   --------
Consumer Non-Durable (3.3%):
    116     Ivex Packaging Corp. (b) ............     1,269
     50     Libbey, Inc. ........................     1,504
     55     Pacific Sunwear of California, Inc.
              (b) ...............................     1,397
     22     Performance Food Group Co. (b) ......     1,107
     91     Timberland Co., Class A (b) .........     6,065
                                                   --------
                                                     11,342
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services (0.6%):
     70     On Assignment, Inc. (b) .............  $  1,998
                                                   --------
Energy (9.5%):
     96     Barrett Resources Corp. (b) .........     5,443
     55     Cabot Oil & Gas Corp., Class A ......     1,715
     69     Cal Dive International, Inc. (b) ....     1,842
    175     Cross Timbers Oil Co. ...............     4,863
     41     Dril-Quip, Inc. (b) .................     1,412
     37     HS Resources, Inc. (b) ..............     1,559
     49     Louis Dreyfus Natural Gas Corp.
              (b) ...............................     2,249
    122     Newfield Exploration Co. (b) ........     5,783
    110     Pogo Producing Co. ..................     3,408
     53     Stone Energy Corp. (b) ..............     3,441
     30     Swift Energy Co. (b) ................     1,129
                                                   --------
                                                     32,844
                                                   --------
Financial Services (7.1%):
     56     Barra, Inc. (b) .....................     2,615
     85     Commerce Bancorp, Inc. ..............     5,838
     67     Cullen/Frost Bankers, Inc. ..........     2,801
     48     East-West Bancorp, Inc. .............     1,202
    167     Eaton Vance Corp. ...................     5,386
     63     New York Community Bancorp ..........     2,319
     43     Southwest Bancorp of Texas (b) ......     1,859
    189     TrustCo Bank Corp. ..................     2,308
                                                   --------
                                                     24,328
                                                   --------
Health Care (17.8%):
     44     Accredo Health, Inc. (b) ............     2,193
    109     Alliance Pharmaceutical Corp. (b) ...       944
     31     Arthrocare Corp. (b) ................       605
     95     Bio-Technology General Corp. (b) ....       683
     89     Cephalon, Inc. (b) ..................     5,654
     25     Cooper Cos., Inc. ...................       981
     31     Cryolife, Inc. (b) ..................       930
     23     Diagnostic Products Corp. ...........     1,256
     58     Enzo Biochem, Inc. (b) ..............     1,445
    195     Hooper Holmes, Inc. .................     2,154
     41     IDEXX Laboratories, Inc. (b) ........       906
     36     Impath, Inc. (b) ....................     2,361
     70     Medicis Pharmaceuticals, Inc. (b) ...     4,151
    129     Mid Atlantic Medical Services, Inc.
              (b) ...............................     2,550
      9     Morrison Management Special .........       304
     50     Noven Pharmaceuticals, Inc. (b) .....     1,872
    110     Orthodontic Centers of America, Inc.
              (b) ...............................     3,450
    124     Patterson Dental Co. (b) ............     4,197
     11     Pharmaceutical Product Development
              (b) ...............................       567
     88     Priority Healthcare Corp., Class B
              (b) ...............................     3,608

Continued

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     52     Province Healthcare Co. (b) .........  $  2,048
     80     Regeneron Pharmaceuticals, Inc.
              (b) ...............................     2,828
     68     Renal Care Group, Inc. (b) ..........     1,862
     70     Resmed, Inc. (b) ....................     2,795
     64     Respironics, Inc. (b) ...............     1,824
     75     Sybron Dental Specialties, Inc.
              (b) ...............................     1,266
     54     Syncor International Corp. (b) ......     1,975
     55     Universal Health Services, Inc.,
              Class B (b) .......................     6,146
                                                   --------
                                                     61,555
                                                   --------
Raw Materials (2.6%):
     54     Cambrex Corp. .......................     2,421
     44     Macdermid, Inc. .....................       828
     48     Stillwater Mining Co. (b) ...........     1,889
     78     Techne Corp. (b) ....................     2,823
    120     Valence Technology, Inc. (b) ........     1,118
                                                   --------
                                                      9,079
                                                   --------
Retail (8.7%):
     92     99 Cents Only Stores (b) ............     2,529
     64     Applebee's International, Inc. ......     2,015
     43     CEC Entertainment, Inc. (b) .........     1,467
     95     Cheesecake Factory (The), Inc.
              (b) ...............................     3,656
     39     Chico's FAS, Inc. (b) ...............       810
     66     Cost Plus, Inc./California (b) ......     1,924
    101     Delta & Pine Land Co. ...............     2,123
     32     Factory 2-U Stores (b) ..............     1,047
     15     Footstar, Inc. (b) ..................       743
     47     Genesco, Inc. (b) ...................     1,144
    112     Jack in the Box, Inc. (b) ...........     3,297
     84     Linens 'N Things, Inc. (b) ..........     2,332
     80     Ruby Tuesday, Inc. ..................     1,225
     87     Sonic Corp. (b) .....................     2,018
     52     Stein Mart, Inc. (b) ................       605
     53     Whole Foods Market, Inc. (b) ........     3,227
                                                   --------
                                                     30,162
                                                   --------
Shelter (0.9%):
     55     Ethan Allen Interiors, Inc. .........     1,826
     11     NVR, Inc. (b) .......................     1,372
                                                   --------
                                                      3,198
                                                   --------
Technology (22.3%):
     30     Actel Corp. (b) .....................       726
    110     Adaptive Broadband Corp. (b) ........       674
    164     Aeroflex, Inc. (b) ..................     4,716
     52     Alliant Techsystems, Inc. (b) .......     3,494
    109     Alpha Industries, Inc. (b) ..........     4,048
     86     Artesyn Technologies, Inc. (b) ......     1,368

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     70     Aspect Communications Corp. (b) .....  $    563
     55     Aspen Technology, Inc. (b) ..........     1,819
     57     Avid Technology, Inc. (b) ...........     1,041
     48     Aware, Inc. (b) .....................       852
     62     AXT, Inc. (b) .......................     2,043
     59     Black Box Corp. (b) .................     2,841
    190     Brightpoint, Inc. (b) ...............       665
    100     C-Cube Microsystems, Inc. (b) .......     1,231
     58     Cerner Corp. (b) ....................     2,683
     30     Cognex Corp. (b) ....................       664
     50     Cohu, Inc. ..........................       697
     70     CTS Corp. ...........................     2,547
     50     Dionex Corp. (b) ....................     1,728
    189     DMC Stratex Networks (b) ............     2,831
     25     Electro Scientific Industries, Inc.
              (b) ...............................       700
     75     Filenet Corp. (b) ...................     2,038
    100     General Semiconductor, Inc. (b) .....       625
     24     Great Plains Software, Inc. (b) .....     1,134
     26     Keithley Instruments ................     1,111
     47     Kopin Corp. (b) .....................       520
     37     Kronos, Inc. (b) ....................     1,157
     65     Kulicke & Soffa Industries, Inc.
              (b) ...............................       731
     46     Mercury Computer Systems, Inc.
              (b) ...............................     2,155
     39     National Data Corp. .................     1,439
     41     NYFIX, Inc. (b) .....................       987
    246     P-Com, Inc. (b) .....................       752
     40     Pericom Semiconductor Corp. (b) .....       740
     86     Phoenix Technologies Ltd. (b) .......     1,160
     95     Pinnacle Systems, Inc. (b) ..........       701
     81     Progress Software Corp. (b) .........     1,165
     70     Project Software & Development, Inc.
              (b) ...............................       751
     69     Proxim, Inc. (b) ....................     2,954
     81     Radiant Systems, Inc. (b) ...........     1,661
     64     Rainbow Technologies, Inc. (b) ......     1,012
     36     Rogers Corp. (b) ....................     1,478
     45     SCM Microsystems, Inc. (b) ..........     1,485
     93     Teledyne Technologies, Inc. (b) .....     2,192
    115     Tetra Tech, Inc. (b) ................     3,662
     49     Three-Five Systems, Inc. (b) ........       877
     77     Trimble Navigation Ltd. (b) .........     1,848
     58     Varian Medical Systems, Inc. (b) ....     3,913
     53     Zixit Corp. .........................       461
                                                   --------
                                                     76,640
                                                   --------
Transportation (2.6%):
     46     Atlantic Coast Airlines, Inc. (b) ...     1,876
     46     Forward Air Corp. (b) ...............     1,701

Continued

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
     35     Landstar System, Inc. (b) ...........  $  1,957
    125     Skywest, Inc. .......................     3,603
                                                   --------
                                                      9,137
                                                   --------
Utilities (0.3%):
     38     Boston Communications Group (b) .....     1,059
                                                   --------
  Total Common Stocks                               332,627
                                                   --------
INVESTMENT COMPANIES (1.6%):
  5,472     One Group Prime Money Market Fund,
              Class I ...........................     5,472
                                                   --------
  Total Investment Companies                          5,472
                                                   --------
U.S. TREASURY OBLIGATIONS (0.0%):
U.S. Treasury Bills (0.0%):
 $   50     1/18/01 .............................        50
                                                   --------
  Total U.S. Treasury Obligations                        50
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.7%):
Master Notes (0.7%):
  1,057     Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................     1,057
    423     General Mills, 6.76%, 1/2/01* .......       423
    244     Lehman Brothers, 6.97%, 1/2/01* .....       244
    521     Wheels, Inc., 6.78%, 1/2/01* ........       521
    163     Willamette, 6.69%, 1/2/01* ..........       163
                                                   --------
                                                      2,408
                                                   --------
Put Bonds (3.0%):
    406     Associates Corp., 6.77%, 9/17/01* ...       411
    650     Bank of America, 6.84%, 7/5/01* .....       657
    488     Caterpillar Finance, 6.82%,
              5/1/01* ...........................       488
    407     Chase Manhattan, 6.88%, 5/6/02* .....       407
    407     First Union, 6.81%, 10/24/02* .......       407
    407     Ford Motor Credit, 6.80%,
              4/11/02* ..........................       407
    407     GMAC, 7.01%, 5/3/01* ................       407
    163     Greenwich Capital Markets, 7.16%,
              7/9/01* ...........................       163
    407     JP Morgan & Co., 6.78%, 5/4/01* .....       407

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $  610     Key Bank, 6.81%, 1/7/02* ............  $    609
    407     Lehman Brothers, 6.93%, 11/22/02* ...       407
    488     Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................       488
    407     Liberty Lighthouse, 6.71%,
              7/19/01* ..........................       407
    488     Liberty Lighthouse, 6.85%,
              4/12/02* ..........................       488
    407     Merrill Lynch, 6.93%, 5/6/02* .......       407
    325     Merrill Lynch, 6.83%, 10/23/02* .....       325
    488     Morgan Stanley, 6.50%, 10/15/02* ....       488
    407     National City Bank, 6.76%,
              10/23/02* .........................       407
    187     Salomon Smith Barney, 6.93%,
              2/5/01* ...........................       187
    407     Salomon Smith Barney, 6.84%,
              4/8/02* ...........................       407
    407     Sigma Finance Co., 6.70%,
              1/22/01* ..........................       407
    488     Sigma Financial, 6.68%, 5/15/01* ....       488
    244     Sigma Financial, 6.65%, 9/25/01* ....       244
    407     SPARCC, 6.76%, 4/2/01* ..............       407
    407     US Bancorp, 6.90%, 5/8/02* ..........       407
                                                   --------
                                                     10,327
                                                   --------
Repurchase Agreements (1.0%):
     45     Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $48 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $47) ..............................        45
  1,220     Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $1,282) ...........................     1,220
  2,115     Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $2,251 various
              Commerical Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $2,222) ...........................     2,115
                                                   --------
                                                      3,380
                                                   --------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                           16,115
                                                   --------
Total (Cost $332,589)(a)                           $354,264
                                                   ========

Continued

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $345,067.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 50,765
                   Unrealized depreciation......................   (29,090)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 21,675
                                                                  ========

(b) Non-income producing securities.

 * The interest rate for this variable rate security, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (99.1%):
Business Equipment & Services (4.3%):
     60     Banta Corp. .........................  $  1,528
     93     G & K Services, Inc., Class A .......     2,607
     29     Information Resources, Inc. (b) .....        97
    138     Kelly Services, Inc., Class A .......     3,248
     33     Spherion Corp. (b) ..................       370
    288     Unifirst Corp. ......................     2,947
                                                   --------
                                                     10,797
                                                   --------
Capital Goods (9.2%):
    146     AAR Corp. ...........................     1,838
     12     Astec Industries, Inc. (b) ..........       164
    138     Cummins Engine, Inc. ................     5,239
     35     Federal Signal Corp. ................       687
     28     Harsco Corp. ........................       694
     29     Lawson Products, Inc. ...............       794
     40     Lincoln Electric Holdings, Inc. .....       785
     41     Nacco Industries, Inc., Class A .....     1,778
     38     National Service Industries, Inc. ...       971
     83     Paccar, Inc. ........................     4,098
     75     Tecumseh Products Co. ...............     3,133
     65     Trinity Industries, Inc. ............     1,620
     79     Watts Industries, Inc., Class A .....     1,093
                                                   --------
                                                     22,894
                                                   --------
Consumer Durable (7.6%):
     83     Arctic Cat, Inc. ....................       966
    144     Arvinmeritor, Inc. ..................     1,633
     59     Bassett Furniture Industries,
              Inc. ..............................       664
     23     Borg Warner, Inc. ...................       904
     64     Briggs & Stratton Corp. .............     2,844
    125     Interface, Inc. .....................     1,086
    100     Intermet Corp. ......................       363
    113     Mohawk Industries, Inc. (b) .........     3,083
     51     Myers Industries, Inc. ..............       745
     75     Oneida, Ltd. ........................     1,385
     89     Smith (A.O.) Corp. ..................     1,510
    101     Snap-On, Inc. .......................     2,818
     27     Stanley Works .......................       826
    100     Transpro, Inc. ......................       257
                                                   --------
                                                     19,084
                                                   --------
Consumer Non-Durable (3.2%):
     65     Dean Foods Co. ......................     1,995
      0     Farmer Brothers Co. (c) .............        42
    132     Interstate Bakeries Corp. ...........     1,860
     36     Lancaster Colony Corp. ..............       999
    105     Smithfield Foods, Inc. (b) ..........     3,204
                                                   --------
                                                      8,100
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services (0.7%):
     57     Belo Corp., Class A .................  $    906
     55     Brunswick Corp. .....................       904
                                                   --------
                                                      1,810
                                                   --------
Energy (5.4%):
    112     Ashland Co., Inc. ...................     4,023
    127     Ocean Energy, Inc. (b) ..............     2,210
     85     Pennzoil-Quaker State Co. ...........     1,092
    117     Tesoro Petroleum Corp. (b) ..........     1,365
    160     Ultramar Diamond Shamrock Corp. .....     4,928
                                                   --------
                                                     13,618
                                                   --------
Financial Services (18.4%):
     20     A.G. Edwards, Inc. ..................       949
     20     Affiliated Managers Group, Inc.
              (b) ...............................     1,108
     36     Allmerica Financial Corp. ...........     2,617
     34     American Financial Group, Inc. ......       908
     48     Commerce Bancshares, Inc. ...........     2,045
     46     Commerce Group, Inc. ................     1,239
     60     Community First Bankshares, Inc. ....     1,133
     16     Countrywide Credit Industries,
              Inc. ..............................       819
     35     FBL Financial Group, Inc., Class
              A .................................       605
     77     First American Financial Corp. ......     2,541
     36     Horace Mann Educators Corp. .........       774
     37     Landamerica Financial Group, Inc. ...     1,508
     91     Liberty Financial Cos., Inc. ........     4,046
     33     Mercantile Bankshares Corp. .........     1,417
     76     Nationwide Financial Services, Inc.,
              Class A ...........................     3,615
     72     Old Republic International Corp. ....     2,298
     34     Pacific Century Financial Corp. .....       605
    149     Phoenix Investment Partners, Ltd. ...     2,331
     17     Radian Group, Inc. ..................     1,246
     45     Selective Insurance Group, Inc. .....     1,091
     46     Southwest Securities Group, Inc. ....     1,195
     79     Sovereign Bancorp, Inc. .............       643
    110     State Auto Financial Corp. ..........     1,966
    115     Susquehanna Bancshares, Inc. ........     1,893
     43     Triad Guaranty, Inc. (b) ............     1,414
    183     Washington Federal, Inc. ............     5,196
     12     Wilmington Trust Corp. ..............       726
                                                   --------
                                                     45,928
                                                   --------
Health Care (6.0%):
     47     AmeriSource Health Corp., Class A
              (b) ...............................     2,357
     15     Analogic Corp. ......................       668
     54     Bergen Brunswig Corp., Class A ......       858
    103     Gentiva Health Services, Inc. (b) ...     1,371
    183     Health Net, Inc. (b) ................     4,782

Continued

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    143     Ocular Sciences, Inc. (b) ...........  $  1,666
     29     Omnicare, Inc. ......................       636
     11     Rightchoice Managed Care (b) ........       386
     95     West Pharmaceutical Services,
              Inc. ..............................     2,331
                                                   --------
                                                     15,055
                                                   --------
Multi-Industry (0.5%):
     13     S&P Mid-Cap 400 Depository
              Receipt ...........................     1,199
                                                   --------
Raw Materials (8.6%):
     98     A. Schulman, Inc. ...................     1,126
    123     Applied Extrusion Technologies, Inc.
              (b) ...............................       381
     64     Caraustar Industries, Inc. ..........       601
     20     Cleveland Cliffs, Inc. ..............       438
    100     H.B. Fuller Co. .....................     3,941
    189     Lafarge Corp. .......................     4,468
     50     Lubrizol Corp. ......................     1,298
     33     Mueller Industries, Inc. (b) ........       887
     32     Rayonier, Inc. ......................     1,262
     88     Rock-Tenn Co., Class A ..............       655
     25     RPM, Inc. ...........................       213
     86     Ryerson Tull, Inc. ..................       706
      5     Solutia, Inc. .......................        59
     35     Southern Peru Copper Corp. ..........       447
    120     Steel Technologies, Inc. ............       659
     32     Stepan Co. ..........................       751
    122     Wellman, Inc. .......................     1,725
    103     Wolverine Tube, Inc. (b) ............     1,230
     71     Worthington Industries, Inc. ........       573
                                                   --------
                                                     21,420
                                                   --------
Real Estate Investment Trust (2.6%):
     21     Centerpoint Properties Corp. ........     1,011
    102     Developers Diversified Realty
              Corp. .............................     1,353
    115     Great Lakes REIT, Inc. ..............     2,003
      3     Storage USA, Inc. ...................        92
    193     Thornburg Mortgage, Inc. ............     1,745
     38     United Dominion Realty Trust,
              Inc. ..............................       411
                                                   --------
                                                      6,615
                                                   --------
Retail (10.2%):
     17     Ames Department Stores, Inc. (b) ....        25
     60     Applebee's International, Inc. ......     1,877
    191     Bob Evans Farms, Inc. ...............     4,074
    169     Bon-Ton Stores, Inc. (b) ............       459
     57     Burlington Coat Factory Warehouse
              Corp. .............................     1,081
      4     CBRL Group, Inc. ....................        71
     88     Circuit City Stores, Inc. ...........     1,017

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
     42     Claire's Stores, Inc. ...............  $    761
     61     Consolidated Stores Corp. (b) .......       652
     62     Dillard's, Inc., Class A ............       734
     77     Goody's Family Clothing, Inc. (b) ...       346
    192     Kellwood Co. ........................     4,045
     83     Lone Star Steakhouse & Saloon,
              Inc. ..............................       796
     19     Phillips-Van Heusen Corp. ...........       247
     53     Pier 1 Imports, Inc. ................       551
     95     REX Stores Corp. (b) ................     1,584
     63     Ruddick Corp. .......................       715
     74     Tractor Supply Co. (b) ..............       627
     89     V.F. Corp. ..........................     3,229
     87     Zale Corp. (b) ......................     2,517
                                                   --------
                                                     25,408
                                                   --------
Shelter (3.1%):
     14     Beazer Homes USA, Inc. (b) ..........       556
     15     Centex Corp. ........................       575
    126     Clayton Homes, Inc. .................     1,447
     94     Crossmann Communities, Inc. (b) .....     1,973
     71     Fleetwood Enterprises, Inc. .........       746
     17     MDC Holdings, Inc. ..................       567
    105     Patrick Industries ..................       605
     14     Ryland Group, Inc. ..................       587
     49     Universal Forest Products, Inc. .....       647
                                                   --------
                                                      7,703
                                                   --------
Technology (10.2%):
     47     AMETEK, Inc. ........................     1,209
     83     Analysts International Corp. ........       317
     37     Arrow Electronics, Inc. (b) .........     1,068
     15     Asyst Technologies, Inc. (b) ........       198
     97     Autodesk, Inc. ......................     2,610
    202     Avnet, Inc. .........................     4,345
    113     AVT Corp. (b) .......................       560
     35     BE Aerospace, Inc. (b) ..............       552
    152     CDI Corp. (b) .......................     2,229
    115     Cohu, Inc. ..........................     1,604
     54     Dallas Semiconductor Corp. ..........     1,386
     87     Electroglas, Inc. (b) ...............     1,331
     51     Electronics For Imaging, Inc. (b) ...       707
     26     Gencorp, Inc. .......................       248
     27     Parlex Corp. (b) ....................       362
    145     Paxar Corp. (b) .....................     1,480
     37     Photronics, Inc. (b) ................       857
    102     Pioneer-Standard Electronics,
              Inc. ..............................     1,123
     78     Structural Dynamics Research Corp.
              (b)................................       783

Continued

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     51     Tech Data Corp. (b) .................  $  1,386
    160     X-Rite, Inc. ........................     1,250
                                                   --------
                                                     25,605
                                                   --------
Transportation (6.9%):
     50     Airborne, Inc. ......................       488
     50     Alaska Air Group, Inc. (b) ..........     1,473
     72     Alexander & Baldwin, Inc. ...........     1,877
    102     CNF, Inc. ...........................     3,456
    134     J.B. Hunt Transport Services, Inc.
              (b) ...............................     2,246
     24     Landstar System, Inc. (b) ...........     1,303
    107     US Freightways Corp. ................     3,212
    104     Werner Enterprises, Inc. ............     1,773
     66     Yellow Corp. (b) ....................     1,340
                                                   --------
                                                     17,168
                                                   --------
Utilities (2.2%):
     17     Hawaiian Electric Industries,
              Inc. ..............................       621
     87     Northwest Natural Gas Co. ...........     2,301
    102     Sierra Pacific Resources ............     1,638
     46     Wisconsin Energy Corp. ..............     1,033
                                                   --------
                                                      5,593
                                                   --------
  Total Common Stocks                               247,997
                                                   --------
INVESTMENT COMPANIES (1.6%):
  4,066     One Group Prime Money Market Fund,
              Class I ...........................     4,066
                                                   --------
  Total Investment Companies                          4,066
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.0%):
Master Notes (0.4%):
 $  487     Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................       487
    194     General Mills, 6.76%, 1/2/01* .......       194
    112     Lehman Brothers, 6.97%, 1/2/01* .....       112
    239     Wheels, Inc., 6.78%, 1/2/01* ........       239
     74     Willamette, 6.69%, 1/2/01* ..........        74
                                                   --------
                                                      1,106
                                                   --------
Put Bonds (2.0%):
    187     Associates Corp., 6.77%, 9/17/01* ...       189
    299     Bank of America, 6.84%, 7/5/01* .....       301
    224     Caterpillar Finance, 6.82%,
              5/1/01* ...........................       224
    187     Chase Manhattan, 6.88%, 5/6/02* .....       187

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $  187     First Union, 6.81%, 10/24/02* .......  $    187
    187     Ford Motor Credit, 6.80%,
              4/11/02* ..........................       187
    187     GMAC, 7.01%, 5/3/01* ................       187
     75     Greenwich Capital Markets, 7.16%,
              7/9/01* ...........................        75
    187     JP Morgan & Co., 6.78%, 5/4/01* .....       187
    280     Key Bank, 6.81%, 1/7/02* ............       280
    187     Lehman Brothers, 6.93%, 11/22/02* ...       187
    224     Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................       224
    187     Liberty Lighthouse, 6.71%,
              7/19/01* ..........................       187
    224     Liberty Lighthouse, 6.85%,
              4/12/02* ..........................       224
    187     Merrill Lynch, 6.93%, 5/6/02* .......       187
    150     Merrill Lynch, 6.83%, 10/23/02* .....       150
    224     Morgan Stanley, 6.50%, 10/15/02* ....       224
    187     National City Bank, 6.76%,
              10/23/02* .........................       187
     86     Salomon Smith Barney, 6.93%,
              2/5/01* ...........................        86
    187     Salomon Smith Barney, 6.84%,
              4/8/02* ...........................       187
    187     Sigma Finance Co., 6.70%,
              1/22/01* ..........................       187
    224     Sigma Financial, 6.68%, 5/15/01* ....       224
    112     Sigma Financial, 6.65%, 9/25/01* ....       112
    187     SPARCC, 6.76%, 4/2/01* ..............       187
    187     US Bancorp, 6.90%, 5/8/02* ..........       187
                                                   --------
                                                      4,744
                                                   --------
Repurchase Agreements (0.6%):
     21     Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $22 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $22) ........        21
    561     Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value $589) ....       561
    971     Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $1,034 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $1,021) ...........................       971
                                                   --------
                                                      1,553
                                                   --------
  Total Short-Term Securities Held as Collateral
        for Securities Lending                        7,403
                                                   --------
Total (Cost $224,926)(a)                           $259,466
                                                   ========

Continued

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $250,113.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 47,213
                   Unrealized depreciation......................   (12,673)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 34,540
                                                                  ========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (99.3%):
Business Equipment & Services (21.7%):
     453    Acxiom Corp. (b) ...................  $   17,641
     351    Affiliated Computer Services, Inc.,
              Class A (b) ......................      21,327
     593    Apollo Group, Inc., Class A (b) ....      29,153
     144    Catalina Marketing Corp. (b) .......       5,616
     204    Choicepoint, Inc. (b) ..............      13,407
   1,087    Cintas Corp. .......................      57,833
   1,101    Concord EFS, Inc. (b) ..............      48,381
     178    CSG Systems International, Inc.
              (b) ..............................       8,376
     498    DST Systems, Inc. (b) ..............      33,345
     715    Fiserv, Inc. (b) ...................      33,908
     225    Galileo International, Inc. ........       4,503
     390    Herman Miller, Inc. ................      11,222
     214    Jack Henry & Associates, Inc. ......      13,316
     384    Manpower, Inc. .....................      14,607
     230    NOVA Corp. (b) .....................       4,583
     396    Nvidia Corp. (b) ...................      12,968
     281    SEI Investments Co. ................      31,455
     233    Sotheby's Holdings, Inc., Class A
              (b) ..............................       5,413
     824    Sungard Data Systems, Inc. (b) .....      38,837
     373    True North Communications, Inc. ....      15,855
     899    Waters Corp. (b) ...................      75,060
                                                  ----------
                                                     496,806
                                                  ----------
Capital Goods (2.9%):
     404    American Standard Cos., Inc. (b) ...      19,933
     217    Cooper Cameron Cos., Inc. (b) ......      14,359
     232    Fastenal Co. .......................      12,741
     166    SPX Corp. (b) ......................      17,971
                                                  ----------
                                                      65,004
                                                  ----------
Consumer Non-Durable (1.6%):
     247    Flowers Industries, Inc. ...........       3,882
     515    McCormick & Co., Inc. ..............      18,557
     196    Payless Shoesource, Inc. (b) .......      13,859
                                                  ----------
                                                      36,298
                                                  ----------
Consumer Services (5.9%):
     349    Dun & Bradstreet Corp. (New) (b) ...       9,040
      70    Hispanic Broadcasting Corp. (b) ....       1,786
     271    International Game Technologies
              (b) ..............................      12,985
     225    Lee Enterprises, Inc. ..............       6,708
     194    Pegasus Communications Corp. (b) ...       4,994
     731    Reader's Digest Assoc., Inc., Class
              A ................................      28,591
      96    Scholastic Corp. (b) ...............       8,504
   1,154    Univision Communications, Inc.
              (b) ..............................      47,247
      25    Washington Post Co. ................      15,403
                                                  ----------
                                                     135,258
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy (4.8%):
     376    BJ Services Co. (b) ................  $   25,873
     146    El Paso Energy Corp. ...............      10,448
     662    Global Marine, Inc. (b) ............      18,784
     288    Hanover Compressor Co. (b) .........      12,812
     303    National-Oil Well, Inc. (b) ........      11,711
     226    Smith International, Inc. (b) ......      16,882
     265    Transocean Offshore Sedco Forex,
              Inc. .............................      12,197
                                                  ----------
                                                     108,707
                                                  ----------
Financial Services (7.0%):
     198    Arthur J. Gallagher & Co. ..........      12,584
     116    Greater Bay Bancorp ................       4,773
     145    Investors Financial Services
              Corp. ............................      12,450
     528    Legg Mason, Inc. ...................      28,751
     147    Metris CoS. Inc. ...................       3,873
   1,085    National Commerce Bancorp ..........      26,848
     119    Neuberger Berman, Inc. .............       9,637
     210    PNC Financial Services Group .......      15,366
     118    Silicon Valley Bankshares (b) ......       4,065
     171    TCF Financial Corp. ................       7,609
     696    Waddell & Reed Financial, Inc.,
              Class A ..........................      26,172
     159    Westamerica Bancorp ................       6,858
                                                  ----------
                                                     158,986
                                                  ----------
Health Care (22.7%):
     196    AmeriSource Health Corp., Class A
              (b) ..............................       9,919
     376    Apogent Technologies, Inc. (b) .....       7,718
     166    Barr Laboratories, Inc. (b) ........      12,080
     233    Beckman Coulter, Inc. ..............       9,791
      25    Carter-Wallace, Inc. ...............         841
      83    Cigna Corp. ........................      11,035
     280    COR Therapeutics, Inc. (b) .........       9,850
     178    Dentsply International, Inc. .......       6,981
     176    Express Scripts, Inc., Class A
              (b) ..............................      17,984
     424    Genzyme Corp. (b) ..................      38,127
     412    Gilead Sciences, Inc. (b) ..........      34,135
   1,131    Health Management Associates, Inc.,
              Class A (b) ......................      23,467
     303    ICN Pharmaceuticals, Inc. ..........       9,298
     267    IDEC Pharmaceuticals Corp. (b) .....      50,619
     527    Incyte Genomics, Inc. (b) ..........      13,097
     763    IVAX Corp. (b) .....................      29,231
     200    Lincare Holdings, Inc. (b) .........      11,412
     197    MedImmune, Inc. (b) ................       9,414

Continued

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   1,054    Millennium Pharmaceuticals, Inc.
              (b) ..............................  $   65,234
     355    Minimed, Inc. (b) ..................      14,915
     306    Oxford Health Plans, Inc. (b) ......      12,104
     222    Protein Design Labs, Inc. (b) ......      19,304
     225    Quest Diagnostics, Inc. (b) ........      31,922
     554    Sepracor, Inc. (b) .................      44,369
      14    Sybron Dental Specialties, Inc.
              (b) ..............................         231
     313    Vertex Pharmaceuticals, Inc. (b) ...      22,390
     344    VISX, Inc. (b) .....................       3,587
                                                  ----------
                                                     519,055
                                                  ----------
Raw Materials (1.7%):
     126    Cabot Microelectronics Corp. (b) ...       6,558
     414    Georgia-Pacific Corp. (Timber
              Group) ...........................      12,399
     270    Newport News Shipbuilding, Inc. ....      14,065
     111    Praxair, Inc. ......................       4,912
                                                  ----------
                                                      37,934
                                                  ----------
Retail (4.9%):
     529    Abercrombie & Fitch Co., Class A
              (b) ..............................      10,586
     329    American Eagle Outfitters, Inc.
              (b) ..............................      13,913
     237    Bed Bath & Beyond, Inc. (b) ........       5,294
     235    BJ's Wholesale Club, Inc. (b) ......       9,007
     455    Brinker International, Inc. (b) ....      19,226
     454    CDW Computer Centers, Inc. (b) .....      12,651
     599    Dollar Tree Stores, Inc. (b) .......      14,669
     906    Family Dollar Stores, Inc. .........      19,428
     102    Kohl's Corp. (b) ...................       6,234
                                                  ----------
                                                     111,008
                                                  ----------
Technology (23.5%):
     180    3Com Corp. (b) .....................       1,530
     106    Adtran, Inc. (b) ...................       2,262
   1,502    Cadence Design Systems, Inc. (b) ...      41,316
     307    Cirrus Logic, Inc. (b) .............       5,762
     318    Dallas Semiconductor Corp. .........       8,144
     469    DeVry, Inc. (b) ....................      17,699
      97    Dycom Industries, Inc. (b) .........       3,473
     667    Electronic Arts, Inc. (b) ..........      28,450
     153    General Dynamics Corp. .............      11,913
     121    Infocus Corp. (b) ..................       1,791
   1,106    Informix Corp. (b) .................       3,284
     641    Integrated Device Technology, Inc.
              (b) ..............................      21,229
     965    Jabil Circuit, Inc. (b) ............      24,479
     243    L-3 Communications Holdings, Inc.
              (b) ..............................      18,706
     237    Macromedia, Inc. (b) ...............      14,418
     297    Macrovision Corp. (b) ..............      21,968
     546    Mentor Graphics Corp. (b) ..........      14,981
     615    Micrel, Inc. (b) ...................      20,731

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     676    Microchip Technology, Inc. (b) .....  $   14,831
     270    National Instruments Corp. (b) .....      13,121
     149    Palm, Inc. (b) .....................       4,206
     261    Plantronics, Inc. (b) ..............      12,274
     225    Plexus Corp. (b) ...................       6,852
     342    Polycom, Inc. (b) ..................      11,015
     317    Powerwave Technologies, Inc. (b) ...      18,565
     398    Quantum Corp. - DLT & Storage
              Systems (b) ......................       5,299
   1,005    Rational Software Corp. (b) ........      39,146
     133    Retek, Inc. (b) ....................       3,243
     819    RF Micro Devices, Inc. (b) .........      22,459
     151    SanDisk Corp. (b) ..................       4,192
      99    Sawtek, Inc. (b) ...................       4,557
     575    Semtech Corp. (b) ..................      12,694
     621    Sybase, Inc. (b) ...................      12,295
     458    Symantec Corp. (b) .................      15,286
     449    Synopsys, Inc. (b) .................      21,283
     560    Transwitch Corp. (b) ...............      21,924
     344    Triquint Semiconductor, Inc. (b) ...      15,019
     516    Wind River Systems, Inc. (b) .......      17,599
                                                  ----------
                                                     537,996
                                                  ----------
Transportation (1.5%):
      35    Atlas Air, Inc. (b) ................       1,142
     461    C.H. Robinson Worldwide, Inc. ......      14,497
     165    EGL, Inc. (b) ......................       3,946
     276    Expeditors International of
              Washington, Inc. .................      14,842
                                                  ----------
                                                      34,427
                                                  ----------
Utilities (1.1%):
       2    Calpine Corp. (b) ..................          78
     536    DPL, Inc. ..........................      17,779
     187    Williams Cos., Inc. ................       7,482
                                                  ----------
                                                      25,339
                                                  ----------
  Total Common Stocks                              2,266,818
                                                  ----------
INVESTMENT COMPANIES (0.3%):
   6,176    One Group Prime Money Market Fund,
              Class I ..........................       6,176
                                                  ----------
  Total Investment Companies                           6,176
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.8%):
Master Notes (1.2%):
 $11,893    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ...................      11,893
   4,757    General Mills, 6.76%, 1/2/01* ......       4,757

Continued

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Master Notes, continued:
 $ 2,744    Lehman Brothers, 6.97%, 1/2/01* ....  $    2,744
   5,855    Wheels, Inc., 6.78%, 1/2/01* .......       5,855
   1,830    Willamette, 6.69%, 1/2/01* .........       1,830
                                                  ----------
                                                      27,079
                                                  ----------
Put Bonds (6.9%):
   4,574    Associates Corp., 6.77%,
              9/17/01* .........................       4,625
   7,318    Bank of America, 6.84%, 7/5/01* ....       7,402
   5,489    Caterpillar Finance, 6.82%,
              5/1/01* ..........................       5,489
   4,574    Chase Manhattan, 6.88%, 5/6/02* ....       4,574
   4,574    First Union, 6.81%, 10/24/02* ......       4,574
   4,574    Ford Motor Credit, 6.80%,
              4/11/02* .........................       4,574
   4,574    GMAC, 7.01%, 5/3/01* ...............       4,574
   1,830    Greenwich Capital Markets, 7.16%,
              7/9/01* ..........................       1,830
  19,964    Greenwich Capital Markets, 7.23%,
              12/2/02* .........................      19,964
   4,574    JP Morgan & Co., 6.78%, 5/4/01* ....       4,574
   6,861    Key Bank, 6.81%, 1/7/02* ...........       6,855
   4,574    Lehman Brothers, 6.93%,
              11/22/02* ........................       4,574
   5,489    Lexington Park Capital Corp., 6.66%,
              1/25/01* .........................       5,489
   4,574    Liberty Lighthouse, 6.71%,
              7/19/01* .........................       4,574
   5,488    Liberty Lighthouse, 6.85%,
              4/12/02* .........................       5,487
   4,574    Merrill Lynch, 6.93%, 5/6/02* ......       4,574
   3,659    Merrill Lynch, 6.83%, 10/23/02* ....       3,659
   5,489    Morgan Stanley, 6.50%, 10/15/02* ...       5,489
   4,574    National City Bank, 6.76%,
              10/23/02* ........................       4,572
   2,104    Salomon Smith Barney, 6.93%,
              2/5/01* ..........................       2,104

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 4,574    Salomon Smith Barney, 6.84%,
              4/8/02* ..........................  $    4,574
  21,266    Salomon Smith Barney, 7.04%,
              7/10/03* .........................      21,256
   4,574    Sigma Finance Co., 6.70%,
              1/22/01* .........................       4,574
   5,489    Sigma Financial, 6.68%, 5/15/01* ...       5,489
   2,744    Sigma Financial, 6.65%, 9/25/01* ...       2,749
   4,574    SPARCC, 6.76%, 4/2/01* .............       4,574
   4,574    US Bancorp, 6.90%, 5/8/02* .........       4,574
                                                  ----------
                                                     157,347
                                                  ----------
Repurchase Agreements (1.7%):
     506    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $542 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $532) ......         506
  13,722    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $14,418) .........................      13,722
  23,785    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $25,317 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $24,992) .........................      23,785
                                                  ----------
                                                      38,013
                                                  ----------
  Total Short-Term Securities Held as Collateral
       for Securities Lending                        222,439
                                                  ----------
Total (Cost $2,278,452)(a)                        $2,495,433
                                                  ==========

------------
Percentages indicated are based on net assets of $2,280,462.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 388,228
                   Unrealized depreciation......................   (171,247)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 216,981
                                                                  =========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (94.5%):
Business Equipment & Services (4.8%):
    316     A.C. Nielson Corp. (b) .............  $   11,451
    204     Checkfree Corp. (b) ................       8,683
    659     Comdisco, Inc. .....................       7,540
    205     Jacobs Engineering Group, Inc.
              (b) ..............................       9,450
    251     KEMET Corp. (b) ....................       3,802
    101     Manpower, Inc. .....................       3,823
    108     NCO Group, Inc. (b) ................       3,281
    214     Reynolds & Reynolds Co., Class A ...       4,329
    211     Sensormatic Electronics Corp.
              (b) ..............................       4,229
    225     Viad Corp. .........................       5,170
                                                  ----------
                                                      61,758
                                                  ----------
Capital Goods (4.3%):
     13     AGCO Corp. .........................         159
    103     Black & Decker Corp. ...............       4,043
    307     Diebold, Inc. ......................      10,229
     83     Flowserve Corp. (b) ................       1,781
     81     Harsco Corp. .......................       1,990
    124     Hubbell, Inc., Class B .............       3,283
    105     Martin Marietta Materials, Inc. ....       4,420
    160     Mastec, Inc. (b) ...................       3,206
    299     Precision Castparts Corp. ..........      12,565
    172     Quanta Services, Inc. (b) ..........       5,539
    108     Teleflex, Inc. .....................       4,768
     98     York International Corp. ...........       3,010
                                                  ----------
                                                      54,993
                                                  ----------
Consumer Durable (1.9%):
    383     Lear Corp. (b) .....................       9,504
    282     Mohawk Industries, Inc. (b) ........       7,722
    302     Sonoco Products Co. ................       6,537
                                                  ----------
                                                      23,763
                                                  ----------
Consumer Non-Durable (7.7%):
     89     Dean Foods Co. .....................       2,728
    400     Dole Food Co., Inc. ................       6,543
    224     Energizer Holdings, Inc. (b) .......       4,794
    202     Hormel Foods Corp. .................       3,768
    269     IBP, Inc. ..........................       7,201
    195     Interstate Bakeries Corp. ..........       2,742
    316     Jones Apparel Group, Inc. (b) ......      10,184
    113     Lancaster Colony Corp. .............       3,182
    273     Lennar Corp. .......................       9,911
     39     Payless Shoesource, Inc. (b) .......       2,780
    434     RJ Reynolds Tobacco Holdings,
              Inc. .............................      21,173
    126     Suiza Foods Corp. (b) ..............       6,053
    490     Tyson Foods, Inc., Class A .........       6,241

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
    695     Whitman Corp. (b) ..................  $   11,383
                                                  ----------
                                                      98,683
                                                  ----------
Consumer Services (5.2%):
    161     Belo Corp., Class A ................       2,571
    135     Callaway Golf Co. ..................       2,516
     78     Chris-Craft Industries, Inc. (b) ...       5,207
    417     Harte-Hanks, Inc. ..................       9,878
    555     Hilton Hotels Corp. ................       5,828
    419     Hispanic Broadcasting Corp. (b) ....      10,687
    115     Houghton Mifflin Co ................       5,352
    369     Mandalay Resort Group (b) ..........       8,086
  1,083     Park Place Entertainment Corp.
              (b) ..............................      12,931
    189     Westwood One, Inc. (b) .............       3,644
                                                  ----------
                                                      66,700
                                                  ----------
Energy (7.2%):
    285     ENSCO International, Inc. ..........       9,721
    204     Murphy Oil Corp. ...................      12,353
    125     Newfield Exploration Co. (b) .......       5,906
    436     Noble Drilling Corp. (b) ...........      18,939
    201     Tosco Corp. ........................       6,808
    130     Transocean Offshore Sedco Forex,
              Inc. .............................       5,957
    350     Ultramar Diamond Shamrock Corp. ....      10,806
    459     Weatherford International, Inc.
              (b) ..............................      21,688
                                                  ----------
                                                      92,178
                                                  ----------
Financial Services (21.5%):
    203     A.G. Edwards, Inc. .................       9,620
    187     Allmerica Financial Corp. ..........      13,558
    107     Ambac Financial Group, Inc. ........       6,228
    196     American Financial Group, Inc. .....       5,209
    176     Americredit Corp. (b) ..............       4,799
    144     Astoria Financial Corp. ............       7,843
    614     Banknorth Group, Inc. ..............      12,250
    207     City National Corp. ................       8,038
    406     Compass Bancshares, Inc. ...........       9,688
    424     Dime Bancorp, Inc. .................      12,532
  1,089     E*Trade Group, Inc. (b) ............       8,030
    191     Everest Re Group, Ltd. .............      13,680
    323     First Tennessee National Corp. .....       9,341
    127     GATX Corp. .........................       6,329
    416     Greenpoint Financial Corp. .........      17,030
    222     Hibernia Corp., Class A ............       2,824
     65     M & T Bank Corp. ...................       4,440
    249     Marshall & Ilsley Corp. ............      12,641
    361     Mercantile Bankshares Corp. ........      15,608
    686     North Fork Bancorp, Inc. ...........      16,838

Continued

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    333     Old Republic International Corp. ...  $   10,640
    611     Pacific Century Financial Corp. ....      10,814
    220     PMI Group, Inc. ....................      14,871
     88     PNC Financial Services Group .......       6,430
    250     Southtrust Corp. ...................      10,164
     54     SunTrust Banks, Inc. ...............       3,377
    102     Waddell & Reed Financial, Inc.,
              Class A ..........................       3,853
    309     Zions Bancorp ......................      19,280
                                                  ----------
                                                     275,955
                                                  ----------
Health Care (4.3%):
    152     Bergen Brunswig Corp., Class A .....       2,398
    172     Covance, Inc. (b) ..................       1,847
    343     Edwards Lifesciences Corp. (b) .....       6,088
    465     Health Net, Inc. (b) ...............      12,172
    353     Incyte Genomics, Inc. (b) ..........       8,768
    321     Mylan Laboratories, Inc. ...........       8,088
    224     Omnicare, Inc. .....................       4,853
     94     Trigon Healthcare, Inc. (b) ........       7,330
     64     Watson Pharmaceuticals, Inc. (b) ...       3,261
                                                  ----------
                                                      54,805
                                                  ----------
Raw Materials (4.4%):
    408     AK Steel Holding Corp. .............       3,573
    446     Cabot Corp. ........................      11,755
     88     Cabot Microelectronics Corp. (b) ...       4,584
    637     Crompton Corp. .....................       6,683
    145     Cytec Industries, Inc. (b) .........       5,803
    143     Ferro Corp. ........................       3,282
    402     Lubrizol Corp. .....................      10,359
     87     Rayonier, Inc. .....................       3,480
    807     RPM, Inc. ..........................       6,909
                                                  ----------
                                                      56,428
                                                  ----------
Retail (2.9%):
     63     American Eagle Outfitters, Inc.
              (b) ..............................       2,641
    152     Barnes & Noble, Inc. (b) ...........       4,017
    113     Brinker International, Inc. (b) ....       4,774
    126     Claire's Stores, Inc. ..............       2,255
    129     Furniture Brands International, Inc.
              (b) ..............................       2,707
     91     Kroger Co. (b) .....................       2,452
     82     Land's End, Inc. (b) ...............       2,067
    131     Limited, Inc. ......................       2,242
     80     Neiman-Marcus Group, Inc., Class A
              (b) ..............................       2,859
    171     Outback Steakhouse, Inc. (b) .......       4,422
    346     Saks, Inc. (b) .....................       3,458

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
    136     Williams-Sonoma, Inc. (b) ..........  $    2,716
                                                  ----------
                                                      36,610
                                                  ----------
Shelter (2.8%):
    220     Bowater, Inc. ......................      12,397
    690     Clayton Homes, Inc. ................       7,938
    227     HON Industries, Inc. ...............       5,786
    100     Pentair, Inc. ......................       2,414
    364     Shaw Industries, Inc. ..............       6,895
                                                  ----------
                                                      35,430
                                                  ----------
Technology (9.1%):
    990     3Com Corp. (b) .....................       8,411
    220     Advanced Fibre Communication, Inc.
              (b) ..............................       3,967
    468     Arrow Electronics, Inc. (b) ........      13,393
  1,618     Atmel Corp. (b) ....................      18,802
    367     Avnet, Inc. ........................       7,895
    112     Avocent Corp. (b) ..................       3,035
    138     Citrix System, Inc. (b) ............       3,094
    157     Commscope, Inc. (b) ................       2,597
    298     Credence Systems Corp. (b) .........       6,853
    124     Harris Corp. .......................       3,804
     52     L-3 Communications Holdings, Inc.
              (b) ..............................       3,996
    286     Lattice Semiconductor Corp. (b) ....       5,259
    124     Litton Industries, Inc. (b) ........       9,718
    406     SCI Systems, Inc. (b) ..............      10,695
    687     Storage Technology Corp. (b) .......       6,184
    119     Tech Data Corp. (b) ................       3,216
    362     Vishay Intertechnology, Inc. (b) ...       5,471
                                                  ----------
                                                     116,390
                                                  ----------
Transportation (1.2%):
    196     Alexander & Baldwin, Inc. ..........       5,145
    298     CNF, Inc. ..........................      10,059
                                                  ----------
                                                      15,204
                                                  ----------
Utilities (17.2%):
    250     Alliant Energy Corp. ...............       7,959
    316     American Water Works Co., Inc. .....       9,274
    331     Broadwing, Inc. (b) ................       7,560
    120     Cinergy Corp. ......................       4,222
    122     CMS Energy Corp. ...................       3,875
    108     Coastal Corp. ......................       9,573
    263     Conectiv, Inc. .....................       5,268
    107     DQE, Inc. ..........................       3,508
    120     DTE Energy Co. .....................       4,676
    658     Energy East Corp. ..................      12,950

Continued

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    112     Kansas City Power & Light Co. ......  $    3,070
    173     Kinder Morgan, Inc. ................       9,023
    340     Montana Power Co. ..................       7,047
    313     Niagara Mohawk Holdings, Inc.
              (b) ..............................       5,222
    184     NiSource, Inc. .....................       5,652
    452     Northeast Utilities ................      10,963
    175     NSTAR ..............................       7,516
    238     OGE Energy Corp. ...................       5,809
    109     Pinnacle West Capital Corp. ........       5,196
    251     Potomac Electric Power Co. .........       6,200
     88     PPL Corp. ..........................       3,954
    504     Questar Corp. ......................      15,155
    421     Sierra Pacific Resources ...........       6,761
    282     TECO Energy, Inc. ..................       9,136
    220     Telephone & Data Systems, Inc. .....      19,791
    407     UtiliCorp United, Inc. .............      12,623
    179     Williams Cos., Inc. ................       7,133
    494     Wisconsin Energy Corp. .............      11,146
                                                  ----------
                                                     220,262
                                                  ----------
  Total Common Stocks                              1,209,159
                                                  ----------
INVESTMENT COMPANIES (2.9%):
 37,204     One Group Prime Money Market Fund,
              Class I ..........................      37,204
                                                  ----------
  Total Investment Companies                          37,204
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
 $2,000     2/22/01 ............................       1,984
                                                  ----------
  Total U.S. Treasury Obligations                      1,984
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.7%):
Master Notes (0.5%):
  3,072     Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ...................       3,072
  1,229     General Mills, 6.76%, 1/2/01* ......       1,229
    709     Lehman Brothers, 6.97%, 1/2/01* ....         709
  1,513     Wheels, Inc., 6.78%, 1/2/01* .......       1,513
    473     Willamette, 6.69%, 1/2/01* .........         473
                                                  ----------
                                                       6,996
                                                  ----------
Put Bonds (2.4%):
  1,182     Associates Corp., 6.77%,
              9/17/01* .........................       1,195
  1,891     Bank of America, 6.84%, 7/5/01* ....       1,911
  1,418     Caterpillar Finance, 6.82%,
              5/1/01* ..........................       1,418
  1,182     Chase Manhattan, 6.88%, 5/6/02* ....       1,182

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $1,182     First Union, 6.81%, 10/24/02* ......  $    1,182
  1,182     Ford Motor Credit, 6.80%,
              4/11/02* .........................       1,182
  1,182     GMAC, 7.01%, 5/3/01* ...............       1,182
    472     Greenwich Capital Markets, 7.16%,
              7/9/01* ..........................         472
  1,182     JP Morgan & Co., 6.78%, 5/4/01* ....       1,182
  1,771     Key Bank, 6.81%, 1/7/02* ...........       1,771
  1,182     Lehman Brothers, 6.93%,
              11/22/02* ........................       1,182
  1,418     Lexington Park Capital Corp., 6.66%,
              1/25/01* .........................       1,418
  1,182     Liberty Lighthouse, 6.71%,
              7/19/01* .........................       1,182
  1,418     Liberty Lighthouse, 6.85%,
              4/12/02* .........................       1,418
  1,182     Merrill Lynch, 6.93%, 5/6/02* ......       1,182
    945     Merrill Lynch, 6.83%, 10/23/02* ....         945
  1,418     Morgan Stanley, 6.50%, 10/15/02* ...       1,417
  1,181     National City Bank, 6.76%,
              10/23/02* ........................       1,181
    544     Salomon Smith Barney, 6.93%,
              2/5/01* ..........................         544
  1,182     Salomon Smith Barney, 6.84%,
              4/8/02* ..........................       1,182
  1,182     Sigma Finance Co., 6.70%,
              1/22/01* .........................       1,182
  1,418     Sigma Financial, 6.68%, 5/15/01* ...       1,418
    709     Sigma Financial, 6.65%, 9/25/01* ...         710
  1,182     SPARCC, 6.76%, 4/2/01* .............       1,182
  1,182     US Bancorp, 6.90%, 5/8/02* .........       1,182
                                                  ----------
                                                      30,002
                                                  ----------
Repurchase Agreements (0.8%):
    131     Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $140 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $137) ......         131
  3,545     Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $3,725) ..........................       3,545
  6,145     Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $6,541 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $6,457) ..........................       6,145
                                                  ----------
                                                       9,821
                                                  ----------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                            46,819
                                                  ----------
Total (Cost $1,114,024)(a)                        $1,295,166
                                                  ==========

Continued

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $1,278,678.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $236,258
                   Unrealized depreciation......................   (55,116)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $181,142
                                                                  ========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (96.7%):
Business Equipment & Services (11.7%):
     374    Ceridian Corp. (b) .................  $    7,463
     198    Cintas Corp. .......................      10,543
     346    Concord EFS, Inc. (b) ..............      15,220
     309    DST Systems, Inc. (b) ..............      20,708
     209    Fiserv, Inc. (b) ...................       9,909
     205    Jacobs Engineering Group, Inc.
              (b) ..............................       9,465
     264    Manpower, Inc. .....................      10,043
     293    Reynolds & Reynolds Co., Class A ...       5,924
     364    Sungard Data Systems, Inc. (b) .....      17,164
     282    Waters Corp. (b) ...................      23,532
                                                  ----------
                                                     129,971
                                                  ----------
Capital Goods (4.2%):
     356    Crane Co. ..........................      10,125
     187    Harsco Corp. .......................       4,608
     186    IDEX Corp. .........................       6,147
     165    Littelfuse, Inc. (b) ...............       4,724
     117    SPX Corp. (b) ......................      12,615
     189    Teleflex, Inc. .....................       8,371
                                                  ----------
                                                      46,590
                                                  ----------
Consumer Durable (2.9%):
     413    Borg Warner, Inc. ..................      16,527
     379    Dana Corp. .........................       5,796
      98    Liz Claiborne, Inc. ................       4,068
     582    Tower Automotive, Inc. (b) .........       5,239
                                                  ----------
                                                      31,630
                                                  ----------
Consumer Non-Durable (4.4%):
     141    AptarGroup, Inc. ...................       4,131
     437    Dole Food Co., Inc. ................       7,149
     345    McCormick & Co., Inc. ..............      12,457
     157    RJ Reynolds Tobacco Holdings,
              Inc. .............................       7,640
      94    Suiza Foods Corp. (b) ..............       4,534
     784    Whitman Corp. (b) ..................      12,842
                                                  ----------
                                                      48,753
                                                  ----------
Consumer Services (4.9%):
     206    Belo Corp., Class A ................       3,303
     157    Brunswick Corp. ....................       2,574
     536    Charter Communications, Inc. (b) ...      12,158
     227    Hispanic Broadcasting Corp. (b) ....       5,782
     236    New York Times Co., Class A ........       9,468
     214    Reader's Digest Assoc., Inc., Class
              A ................................       8,359
     301    Univision Communications, Inc.
              (b) ..............................      12,303
                                                  ----------
                                                      53,947
                                                  ----------
Energy (9.5%):
      91    Apache Corp. .......................       6,373
     185    BJ Services Co. (b) ................      12,739

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     154    Devon Energy Corp. .................  $    9,394
     208    El Paso Energy Corp. ...............      14,881
     253    Grant Prideco, Inc. (b) ............       5,557
     119    Murphy Oil Corp. ...................       7,168
     101    Nabors Industries, Inc. (b) ........       5,958
     228    Noble Drilling Corp. (b) ...........       9,896
      87    Smith International, Inc. (b) ......       6,495
     134    Tosco Corp. ........................       4,548
     218    Transocean Offshore Sedco Forex,
              Inc. .............................      10,050
     253    Weatherford International, Inc.
              (b) ..............................      11,969
                                                  ----------
                                                     105,028
                                                  ----------
Financial Services (13.9%):
     340    A.G. Edwards, Inc. .................      16,129
      79    Ambac Financial Group, Inc. ........       4,622
     244    AmSouth Bancorp ....................       3,725
     114    Associated Banc-Corp. ..............       3,462
     820    Banknorth Group, Inc. ..............      16,340
     157    City National Corp. ................       6,081
      89    Comerica, Inc. .....................       5,256
     309    Compass Bancshares, Inc. ...........       7,385
     247    Everest Re Group, Ltd. .............      17,716
     562    First Tennessee National Corp. .....      16,254
     330    Heller Financial, Inc. .............      10,142
     221    National Commerce Bancorp ..........       5,470
     166    Radian Group, Inc. .................      12,452
     111    Silicon Valley Bankshares (b) ......       3,819
      97    Southtrust Corp. ...................       3,950
     343    TD Waterhouse Group (b) ............       4,541
      32    Transatlantic Holdings, Inc. .......       3,385
     372    Waddell & Reed Financial, Inc.,
              Class A ..........................      13,978
                                                  ----------
                                                     154,707
                                                  ----------
Health Care (11.8%):
      31    Allergan, Inc. .....................       2,990
     211    Apogent Technologies, Inc. (b) .....       4,328
      26    Forest Laboratories, Inc. (b) ......       3,390
      73    Genzyme Corp. (b) ..................       6,536
      53    Gilead Sciences, Inc. (b) ..........       4,382
     677    Health Management Associates, Inc.,
              Class A (b) ......................      14,038
      61    IDEC Pharmaceuticals Corp. (b) .....      11,645
     264    Incyte Genomics, Inc. (b) ..........       6,565
     221    IVAX Corp. (b) .....................       8,469

Continued

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     113    MedImmune, Inc. (b) ................  $    5,399
     242    Millennium Pharmaceuticals, Inc.
              (b) ..............................      14,957
     136    Minimed, Inc. (b) ..................       5,726
      56    Protein Design Labs, Inc. (b) ......       4,859
     159    Sepracor, Inc. (b) .................      12,739
      70    Sybron Dental Specialties, Inc.
              (b) ..............................       1,187
      79    Universal Health Services, Inc.,
              Class B (b) ......................       8,801
      75    Vertex Pharmaceuticals, Inc. (b) ...       5,359
     176    Watson Pharmaceuticals, Inc. (b) ...       8,984
                                                  ----------
                                                     130,354
                                                  ----------
Raw Materials (1.8%):
     505    Crompton Corp. .....................       5,306
     167    Engelhard Corp. ....................       3,401
     157    Lubrizol Corp. .....................       4,040
      65    OM Group, Inc. .....................       3,577
     381    RPM, Inc. ..........................       3,264
                                                  ----------
                                                      19,588
                                                  ----------
Retail (5.1%):
     342    Barnes & Noble, Inc. (b) ...........       9,054
     151    BJ's Wholesale Club, Inc. (b) ......       5,812
     228    Brinker International, Inc. (b) ....       9,642
     166    Dollar Tree Stores, Inc. (b) .......       4,078
     133    Kohl's Corp. (b) ...................       8,136
     246    Kroger Co. (b) .....................       6,669
     352    Limited, Inc. ......................       6,006
     170    RadioShack Corp. ...................       7,269
                                                  ----------
                                                      56,666
                                                  ----------
Shelter (1.6%):
     175    Bowater, Inc. ......................       9,842
     437    Leggett & Platt, Inc. ..............       8,270
                                                  ----------
                                                      18,112
                                                  ----------
Technology (16.1%):
     682    3Com Corp. (b) .....................       5,795
     231    Altera Corp. (b) ...................       6,085
     374    AMETEK, Inc. .......................       9,692
     132    Analog Devices, Inc. (b) ...........       6,771
      58    Applera Corp.- Applied
              Biosystems .......................       5,499
     168    Arrow Electronics, Inc. (b) ........       4,796
   1,106    Atmel Corp. (b) ....................      12,858
     422    Cadence Design Systems, Inc. (b) ...      11,609
      83    Comverse Technology, Inc. (b) ......       8,962
     231    Electronic Arts, Inc. (b) ..........       9,825
     361    Jabil Circuit, Inc. (b) ............       9,156

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      48    L-3 Communications Holdings, Inc.
              (b) ..............................  $    3,677
      92    Lexmark International, Inc. (b) ....       4,097
     155    Linear Technology Corp. ............       7,181
     105    Litton Industries, Inc. (b) ........       8,246
     126    Maxim Integrated Products, Inc.
              (b) ..............................       6,030
     292    Rational Software Corp. (b) ........      11,368
     182    RF Micro Devices, Inc. (b) .........       4,981
      68    Sanmina Corp. (b) ..................       5,226
     277    SCI Systems, Inc. (b) ..............       7,306
     191    Symantec Corp. (b) .................       6,367
     121    Symbol Technologies, Inc. ..........       4,360
     145    Synopsys, Inc. (b) .................       6,900
     104    Teradyne, Inc. (b) .................       3,863
     171    Vishay Intertechnology, Inc. (b) ...       2,582
     140    Xilinx, Inc. (b) ...................       6,445
                                                  ----------
                                                     179,677
                                                  ----------
Transportation (0.5%):
     164    CNF, Inc. ..........................       5,554
                                                  ----------
Utilities (8.3%):
     238    Allegheny Energy, Inc. .............      11,463
     244    Constellation Energy Group, Inc. ...      10,992
     368    Energy East Corp. ..................       7,243
     101    Kinder Morgan, Inc. ................       5,286
     326    Montana Power Co. ..................       6,758
     527    Northeast Utilities ................      12,773
     147    Pinnacle West Capital Corp. ........       7,022
     220    Potomac Electric Power Co. .........       5,432
     153    Progress Energy, Inc., CVO (b) .....          67
     154    Puget Sound Energy, Inc. ...........       4,287
     114    Scana Corp. ........................       3,376
     318    Sierra Pacific Resources ...........       5,107
     130    Telephone & Data Systems, Inc. .....      11,734
                                                  ----------
                                                      91,540
                                                  ----------
  Total Common Stocks                              1,072,117
                                                  ----------
INVESTMENT COMPANIES (3.5%):
  38,372    One Group Prime Money Market Fund,
              Class I ..........................      38,372
                                                  ----------
  Total Investment Companies                          38,372
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (8.1%):
Master Notes (1.2%):
 $ 5,896    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ...................       5,896
   2,358    General Mills, 6.76%, 1/2/01* ......       2,358

Continued

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
 $ 1,361    Lehman Brothers, 6.97%, 1/2/01* ....  $    1,361
   2,903    Wheels, Inc., 6.78%, 1/2/01* .......       2,903
     907    Willamette, 6.69%, 1/2/01* .........         907
                                                  ----------
                                                      13,425
                                                  ----------
Put Bonds (5.2%):
   2,268    Associates Corp., 6.77%,
              9/17/01* .........................       2,293
   3,628    Bank of America, 6.84%, 7/5/01* ....       3,669
   2,721    Caterpillar Finance, 6.82%,
              5/1/01* ..........................       2,721
   2,268    Chase Manhattan, 6.88%, 5/6/02* ....       2,268
   2,268    First Union, 6.81%, 10/24/02* ......       2,268
   2,268    Ford Motor Credit, 6.80%,
              4/11/02* .........................       2,268
   2,268    GMAC, 7.01%, 5/3/01* ...............       2,268
     907    Greenwich Capital Markets, 7.16%,
              7/9/01* ..........................         907
   2,268    JP Morgan & Co., 6.78%, 5/4/01* ....       2,268
   3,401    Key Bank, 6.81%, 1/7/02* ...........       3,398
   2,268    Lehman Brothers, 6.93%,
              11/22/02* ........................       2,268
   2,721    Lexington Park Capital Corp., 6.66%,
              1/25/01* .........................       2,721
   2,268    Liberty Lighthouse, 6.71%,
              7/19/01* .........................       2,268
   2,721    Liberty Lighthouse, 6.85%,
              4/12/02* .........................       2,720
   2,268    Merrill Lynch, 6.93%, 5/6/02* ......       2,268
   1,814    Merrill Lynch, 6.83%, 10/23/02* ....       1,814
   2,721    Morgan Stanley, 6.50%, 10/15/02* ...       2,721
   2,268    National City Bank, 6.76%,
              10/23/02* ........................       2,267
   1,043    Salomon Smith Barney, 6.93%,
              2/5/01* ..........................       1,043
   2,268    Salomon Smith Barney, 6.84%,
              4/8/02* ..........................       2,268

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 2,268    Sigma Finance Co., 6.70%,
              1/22/01* .........................  $    2,268
   2,721    Sigma Financial, 6.68%, 5/15/01* ...       2,721
   1,361    Sigma Financial, 6.65%, 9/25/01* ...       1,363
   2,268    SPARCC, 6.76%, 4/2/01* .............       2,268
   2,268    US Bancorp, 6.90%, 5/8/02* .........       2,268
                                                  ----------
                                                      57,574
                                                  ----------
Repurchase Agreements (1.7%):
     251    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $269 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $264) ......         251
   6,803    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $7,148) ..........................       6,803
  11,792    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $12,552,
              various Commercial Paper,
              0.00% - 7.40%, 1/2/01 - 5/4/01,
              market value $12,390) ............      11,792
                                                  ----------
                                                      18,846
                                                  ----------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                            89,845
                                                  ----------
Total (Cost $1,000,087)(a)                        $1,200,334
                                                  ==========

------------
Percentages indicated are based on net assets of $1,108,137.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $285,804
                   Unrealized depreciation......................   (85,557)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $200,247
                                                                  ========

 (b) Non-income producing securities.

   * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

CVO Contingent Value Obligation

See notes to financial statements.

One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (97.1%):
Business Equipment & Services (5.2%):
   1,540    America Online, Inc. (b) ...........  $   53,608
     538    Automatic Data Processing, Inc. ....      34,032
     382    eBay, Inc. (b) .....................      12,603
     331    Electronic Data Systems Corp. ......      19,129
     236    Exodus Communications, Inc. (b) ....       4,724
     179    Inktomi Corp. (b) ..................       3,199
     187    Paychex, Inc. ......................       9,082
     454    Peregrine Systems, Inc. (b) ........       8,975
     167    RSA Security, Inc. (b) .............       8,821
     413    Waters Corp. (b) ...................      34,508
     116    Yahoo, Inc. (b) ....................       3,476
                                                  ----------
                                                     192,157
                                                  ----------
Capital Goods (8.9%):
     126    Boeing Co. .........................       8,323
   6,386    General Electric Co. ...............     306,118
      89    Molex, Inc. ........................       3,159
     136    Tyco International, Ltd. ...........       7,562
                                                  ----------
                                                     325,162
                                                  ----------
Consumer Non-Durable (4.1%):
   1,106    Coca-Cola Co. ......................      67,406
     360    Kimberly-Clark Corp. ...............      25,446
     766    Philip Morris Co. ..................      33,701
     985    Sara Lee Corp. .....................      24,196
                                                  ----------
                                                     150,749
                                                  ----------
Consumer Services (3.1%):
     145    Clear Channel Communications, Inc.
              (b) ..............................       7,032
     448    Comcast Corp., Class A (b) .........      18,711
     548    Interpublic Group of Cos., Inc. ....      23,304
     593    Time Warner, Inc. ..................      30,954
     740    Viacom, Inc., Class B (b) ..........      34,599
                                                  ----------
                                                     114,600
                                                  ----------
Energy (0.8%):
     411    El Paso Energy Corp. ...............      29,441
                                                  ----------
Financial Services (2.4%):
     711    Charles Schwab Corp. ...............      20,169
     384    Freddie Mac ........................      26,451
     224    Merrill Lynch & Co., Inc. ..........      15,287
     451    Providian Financial Corp. ..........      25,920
                                                  ----------
                                                      87,827
                                                  ----------
Health Care (20.4%):
     401    Abbott Laboratories ................      19,413
     247    Allergan, Inc. .....................      23,891
     792    American Home Products Corp. .......      50,314

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     954    Amgen, Inc. (b) ....................  $   60,972
     130    Baxter International, Inc. .........      11,512
     880    Bristol-Myers Squibb Co. ...........      65,080
     470    Eli Lilly & Co. ....................      43,771
     264    Guidant Corp. (b) ..................      14,222
     241    Human Genome Sciences, Inc. (b) ....      16,708
      79    IDEC Pharmaceuticals Corp. (b) .....      14,907
     105    Incyte Genomics, Inc. (b) ..........       2,599
     429    MedImmune, Inc. (b) ................      20,467
     966    Medtronic, Inc. ....................      58,323
     530    Merck & Co., Inc. ..................      49,604
   4,215    Pfizer, Inc. .......................     193,896
     411    Pharmacia Corp. ....................      25,057
   1,059    Schering-Plough Corp. ..............      60,076
     198    Sepracor, Inc. (b) .................      15,836
                                                  ----------
                                                     746,648
                                                  ----------
Multi-Industry (1.1%):
     396    Corning, Inc. ......................      20,928
     129    Nasdaq-100 (b) .....................       7,530
     100    S&P 500 Depositary Receipt .........      13,119
                                                  ----------
                                                      41,577
                                                  ----------
Retail (7.3%):
     417    Bed Bath & Beyond, Inc. (b) ........       9,339
     106    Best Buy Co., Inc. (b) .............       3,140
     192    CVS Corp. ..........................      11,480
   1,568    Home Depot, Inc. ...................      71,627
     315    Kohl's Corp. (b) ...................      19,199
     439    Kroger Co. (b) .....................      11,893
     225    RadioShack Corp. ...................       9,648
     236    Safeway, Inc. (b) ..................      14,736
   1,667    Wal-Mart Stores, Inc. ..............      88,583
     713    Walgreen Co. .......................      29,829
                                                  ----------
                                                     269,474
                                                  ----------
Technology (40.8%):
     297    3 Com Corp. (b) ....................       2,521
     457    ADC Telecommunications, Inc. (b) ...       8,280
     341    Adobe Systems, Inc. ................      19,814
     117    Adtran, Inc. (b) ...................       2,476
     210    Advanced Fibre Communication, Inc.
              (b) ..............................       3,791
     337    Agilent Technologies, Inc. (b) .....      18,444
     659    Altera Corp. (b) ...................      17,351
     270    Applera Corp.- Applied
              Biosystems .......................      25,416
     640    Applied Materials, Inc. (b) ........      24,435
     194    Applied Micro Circuits Corp. (b) ...      14,558
      49    Ariba, Inc. (b) ....................       2,626

Continued

One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     145    BEA Systems, Inc. (b) ..............  $    9,762
     188    BMC Software, Inc. (b) .............       2,636
     121    Broadcom Corp., Class A (b) ........      10,151
     146    Brocade Communications Systems, Inc.
              (b) ..............................      13,372
     424    Cadence Design Systems, Inc. (b) ...      11,648
      85    CIENA Corp. (b) ....................       6,927
   4,624    Cisco Systems, Inc. (b) ............     176,887
     570    Citrix System, Inc. (b) ............      12,829
     208    Comverse Technology, Inc. (b) ......      22,581
   1,226    Dell Computer Corp. (b) ............      21,375
   1,622    EMC Corp. (b) ......................     107,890
      45    Foundry Networks, Inc. (b) .........         680
      58    Globespan, Inc. (b) ................       1,582
     435    Hewlett-Packard Co. ................      13,734
     869    IBM Corp. ..........................      73,885
   4,760    Intel Corp. ........................     143,095
     375    JDS Uniphase Corp. (b) .............      15,651
      65    Juniper Networks, Inc. (b) .........       8,219
     390    Level 3 Communications, Inc. (b) ...      12,784
     249    Linear Technology Corp. ............      11,517
   1,970    Lucent Technologies, Inc. ..........      26,591
     240    Maxim Integrated Products, Inc.
              (b) ..............................      11,469
     668    McLeod USA, Inc. (b) ...............       9,440
      71    Micrel, Inc. (b) ...................       2,380
      74    Micron Technology, Inc. (b) ........       2,611
   2,826    Microsoft Corp. (b) ................     122,594
     618    Motorola, Inc. .....................      12,518
     115    National Instruments Corp. (b) .....       5,606
     289    Network Appliance, Inc. (b) ........      18,569
     109    Openwave Systems, Inc. (b) .........       5,213
   2,597    Oracle Corp. (b) ...................      75,485
     680    Palm, Inc. (b) .....................      19,260
   1,168    Parametric Technology Corp. (b) ....      15,701
     461    Peoplesoft, Inc. (b) ...............      17,135
     156    PMC - Sierra, Inc. (b) .............      12,277
     443    Qualcomm, Inc. (b) .................      36,382
     151    Rational Software Corp. (b) ........       5,885
      64    Redback Networks, Inc. (b) .........       2,625
      99    Sanmina Corp. (b) ..................       7,613
      24    SDL, Inc. (b) ......................       3,499
     121    Siebel Systems, Inc. (b) ...........       8,167
   2,487    Sun Microsystems, Inc. (b) .........      69,330
      60    Sycamore Networks, Inc. (b) ........       2,246
     223    Symantec Corp. (b) .................       7,446
     371    Symbol Technologies, Inc. ..........      13,371
     269    Synopsys, Inc. (b) .................      12,757

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     501    Tellabs, Inc. (b) ..................  $   28,286
   1,210    Texas Instruments, Inc. ............      57,344
      71    Tibco Software, Inc. (b) ...........       3,387
     290    Transwitch Corp. (b) ...............      11,332
      79    VeriSign, Inc. (b) .................       5,882
     212    Veritas Software Corp. (b) .........      18,506
     252    Wind River Systems, Inc. (b) .......       8,610
     379    Xilinx, Inc. (b) ...................      17,500
                                                  ----------
                                                   1,493,934
                                                  ----------
Utilities (3.0%):
     196    AES Corp. (b) ......................      10,836
     257    Enron Corp. ........................      21,389
     224    Metromedia Fiber Network, Inc.
              (b) ..............................       2,273
     448    Nextel Communications, Inc., Class
              A ................................      11,079
     592    Qwest Communications International,
              Inc. (b) .........................      24,289
     335    Sprint Corp., PCS (b) ..............       6,841
     142    Voicestream Wireless Corp. (b) .....      14,295
     498    Williams Cos., Inc. ................      19,889
       5    WorldCom, Inc. (b) .................          76
                                                  ----------
                                                     110,967
                                                  ----------
  Total Common Stocks                              3,562,536
                                                  ----------
INVESTMENT COMPANIES (2.8%):
 102,958    One Group Prime Money Market Fund,
              Class I ..........................     102,958
                                                  ----------
  Total Investment Companies                         102,958
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (6.1%):
Master Notes (0.9%):
 $14,337    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ...................      14,337
   5,735    General Mills, 6.76%, 1/2/01* ......       5,735
   3,309    Lehman Brothers, 6.97%, 1/2/01* ....       3,309
   7,058    Wheels, Inc., 6.78%, 1/2/01* .......       7,058
   2,206    Willamette, 6.69%, 1/2/01* .........       2,206
                                                  ----------
                                                      32,645
                                                  ----------
Put Bonds (4.0%):
   5,514    Associates Corp., 6.77%,
              9/17/01* .........................       5,577
   8,923    Bank of America, 6.84%, 7/5/01* ....       8,924
   6,617    Caterpillar Finance, 6.82%,
              5/1/01* ..........................       6,617
   5,514    Chase Manhattan, 6.88%, 5/6/02* ....       5,514
   5,514    First Union, 6.81%, 10/24/02* ......       5,514
   5,514    Ford Motor Credit, 6.80%,
              4/11/02* .........................       5,514
   5,514    GMAC, 7.01%, 5/3/01* ...............       5,514

Continued

One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 2,206    Greenwich Capital Markets, 7.16%,
              7/9/01* ..........................  $    2,206
   4,680    Greenwich Capital Markets, 7.23%,
              12/2/02* .........................       4,680
   5,514    JP Morgan & Co., 6.78%, 5/4/01* ....       5,514
   8,271    Key Bank, 6.81%, 1/7/02* ...........       8,264
   5,514    Lehman Brothers, 6.93%,
              11/22/02* ........................       5,514
   6,617    Lexington Park Capital Corp., 6.66%,
              1/25/01* .........................       6,617
   5,514    Liberty Lighthouse, 6.71%,
              7/19/01* .........................       5,514
   6,617    Liberty Lighthouse, 6.85%,
              4/12/02* .........................       6,615
   5,514    Merrill Lynch, 6.93%, 5/6/02* ......       5,514
   4,412    Merrill Lynch, 6.83%, 10/23/02* ....       4,412
   6,617    Morgan Stanley, 6.50%, 10/15/02* ...       6,617
   5,514    National City Bank, 6.76%,
              10/23/02* ........................       5,512
   2,537    Salomon Smith Barney, 6.93%,
              2/5/01* ..........................       2,537
   5,514    Salomon Smith Barney, 6.84%,
              4/8/02* ..........................       5,514
   5,514    Sigma Finance Co., 6.70%,
              1/22/01* .........................       5,514
   6,617    Sigma Financial, 6.68%, 5/15/01* ...       6,617
   3,308    Sigma Financial, 6.65%, 9/25/01* ...       3,315
   5,514    SPARCC, 6.76%, 4/2/01* .............       5,514
   5,514    US Bancorp, 6.90%, 5/8/02* .........       5,514
                                                  ----------
                                                     144,678
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Repurchase Agreements (1.2%):
 $   611    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $653 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $641) ............................  $      611
  16,543    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $17,381) .........................      16,543
  28,674    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $30,521 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $30,129) .........................      28,674
                                                  ----------
                                                      45,828
                                                  ----------
  Total Short-Term Securities Held as Collateral
       for Securities Lending                        223,151
                                                  ----------
Total (Cost $3,136,262)(a)                        $3,888,645
                                                  ==========

------------
Percentages indicated are based on net assets of $3,667,958.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,231,930
                   Unrealized depreciation......................    (479,547)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $  752,383
                                                                  ==========

(b) Non-income producing securities.

 * The interest rate for this variable rate security, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS (100.0%):
Business Equipment & Services (1.2%):
     244    Ceridian Corp. (b) ................  $    4,865
      20    Computer Sciences Corp. (b) .......       1,196
     170    Electronic Data Systems Corp. .....       9,818
     128    Manpower, Inc. ....................       4,864
                                                 ----------
                                                     20,743
                                                 ----------
Capital Goods (5.8%):
     325    Boeing Co. ........................      21,450
      20    Cummins Engine, Inc. ..............         755
      73    Deere & Co. .......................       3,344
      96    Dover Corp. .......................       3,894
     104    Emerson Electric Co. ..............       8,197
      53    Illinois Tool Works, Inc. .........       3,152
      98    Johnson Controls, Inc. ............       5,096
      54    Parker-Hannifin Corp. .............       2,374
     667    Tyco International, Ltd. ..........      37,018
     161    United Technologies Corp. .........      12,659
                                                 ----------
                                                     97,939
                                                 ----------
Consumer Durable (2.2%):
     109    Danaher Corp. .....................       7,453
      60    Eastman Kodak Co. .................       2,363
     351    Ford Motor Co. ....................       8,231
      81    General Motors Corp. ..............       4,121
     380    Lear Corp. (b) ....................       9,429
     194    Stanley Works .....................       6,053
                                                 ----------
                                                     37,650
                                                 ----------
Consumer Non-Durable (4.0%):
     581    Archer-Daniels-Midland Co. ........       8,715
     164    Kimberly-Clark Corp. ..............      11,593
     330    McDonald's Corp. ..................      11,220
     839    Philip Morris Co. .................      36,916
                                                 ----------
                                                     68,444
                                                 ----------
Consumer Services (5.5%):
     135    Carnival Corp. ....................       4,154
     385    Comcast Corp., Class A (b) ........      16,074
     158    Gannett Co., Inc. .................       9,964
     135    Interpublic Group of Cos., Inc. ...       5,746
     161    McGraw-Hill Co., Inc. .............       9,439
     528    Viacom, Inc., Class B (b) .........      24,704
     800    Walt Disney Co. ...................      23,150
                                                 ----------
                                                     93,231
                                                 ----------
Energy (10.9%):
   1,087    Exxon Mobil Corp. .................      94,508
     296    Occidental Petroleum Corp. ........       7,178
     419    Royal Dutch Petroleum Co., NY
              Shares ..........................      25,376

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     152    Schlumberger Ltd. .................  $   12,151
     202    Texaco, Inc. ......................      12,549
     192    Tosco Corp. .......................       6,516
     206    Transocean Offshore Sedco Forex,
              Inc. ............................       9,476
     258    Unocal Corp. ......................       9,981
     249    USX-Marathon Group, Inc. ..........       6,910
                                                 ----------
                                                    184,645
                                                 ----------
Financial Services (26.4%):
      89    AFLAC, Inc. .......................       6,425
     143    Ambac Financial Group, Inc. .......       8,310
     315    Bank of America Corp. .............      14,446
     127    Bank of New York Co., Inc. ........       7,009
      76    Bear Stearns Co., Inc. ............       3,852
     177    Charles Schwab Corp. ..............       5,022
     592    Chase Manhattan Corp. (b) .........      26,876
     252    Cincinnati Financial Corp. ........       9,970
   1,185    Citigroup, Inc. ...................      60,492
     153    Comerica, Inc. ....................       9,084
     357    Fannie Mae ........................      30,926
     490    FleetBoston Financial Corp. .......      18,421
     349    Freddie Mac .......................      24,010
     270    Household International, Inc. .....      14,850
     100    Lehman Brothers Holding, Inc. .....       6,763
     124    Marsh & McLennan Co. ..............      14,531
     306    Mellon Financial Corp. ............      15,051
     276    Merrill Lynch & Co., Inc. .........      18,820
      64    MGIC Investment Corp. .............       4,336
     288    Morgan Stanley Dean Witter &
              Co. .............................      22,840
     129    National City Corp. ...............       3,709
     228    PNC Financial Services Group ......      16,658
      63    Progressive Corp. .................       6,528
     163    Providian Financial Corp. .........       9,373
     322    Southtrust Corp. ..................      13,101
     173    St. Paul Co., Inc. ................       9,385
     164    SunTrust Banks, Inc. ..............      10,332
     196    Union Planters Corp. ..............       7,007
     254    Washington Mutual, Inc. ...........      13,473
     646    Wells Fargo & Co. .................      35,991
                                                 ----------
                                                    447,591
                                                 ----------
Health Care (2.7%):
      44    Baxter International, Inc. ........       3,886
      73    Cigna Corp. .......................       9,657
      92    Guidant Corp. (b) .................       4,978
     158    HCA-The Healthcare Corp. ..........       6,954
      81    Sepracor, Inc. (b) ................       6,514

Continued

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     178    Tenet Healthcare Corp. (b) ........  $    7,910
     116    Watson Pharmaceuticals, Inc.
              (b) .............................       5,938
                                                 ----------
                                                     45,837
                                                 ----------
Multi-Industry (1.5%):
     125    Honeywell International, Inc. .....       5,914
     167    Minnesota Mining & Manufacturing
              Co. .............................      20,124
                                                 ----------
                                                     26,038
                                                 ----------
Raw Materials (3.4%):
     109    Alcan Aluminum, Ltd. ..............       3,726
     290    Alcoa, Inc. .......................       9,715
     130    Avery Dennison Corp. ..............       7,134
     183    B. F. Goodrich Co. ................       6,657
     285    Engelhard Corp. ...................       5,807
     492    Inco Ltd. (b) .....................       8,246
     210    Praxair, Inc. .....................       9,319
     148    Union Carbide Corp. ...............       7,964
                                                 ----------
                                                     58,568
                                                 ----------
Retail (3.8%):
     130    Albertson's, Inc. .................       3,437
     187    CVS Corp. .........................      11,196
     212    Kroger Co. (b) ....................       5,748
     363    Limited, Inc. .....................       6,194
     113    Lowe's Cos., Inc. .................       5,029
     218    Safeway, Inc. (b) .................      13,631
      96    Sears Roebuck & Co. ...............       3,336
     287    Target Corp. ......................       9,265
     234    TJX Cos., Inc. ....................       6,494
                                                 ----------
                                                     64,330
                                                 ----------
Shelter (1.8%):
      88    Centex Corp. ......................       3,306
     349    International Paper Co. ...........      14,243
      92    Masco Corp. .......................       2,363
     334    Sealed Air Corp. (b) ..............      10,187
                                                 ----------
                                                     30,099
                                                 ----------
Technology (11.7%):
     470    ADC Telecommunications, Inc.
              (b) .............................       8,519
     418    Advanced Micro Devices, Inc.
              (b) .............................       5,774
     112    Agilent Technologies, Inc. (b) ....       6,148
     239    Applied Materials, Inc. (b) .......       9,127
     681    BMC Software, Inc. (b) ............       9,534
     678    Compaq Computer Corp. .............      10,198
      84    Gateway, Inc. (b) .................       1,511
     132    General Dynamics Corp. ............      10,296

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     130    Global Crossing Ltd. (b) ..........  $    1,853
     561    Hewlett-Packard Co. ...............      17,706
      37    IBM Corp. .........................       3,145
      54    Intuit, Inc. (b) ..................       2,130
     248    Lockheed Martin Corp. .............       8,420
     874    Lucent Technologies, Inc. .........      11,799
     140    Micron Technology, Inc. (b) .......       4,970
   1,138    Motorola, Inc. ....................      23,044
     542    Nortel Networks Corp. .............      17,378
     178    Novellus Systems, Inc. (b) ........       6,397
     792    Parametric Technology Corp. (b) ...      10,643
     120    Peoplesoft, Inc. (b) ..............       4,459
     130    Solectron Corp. (b) ...............       4,407
     469    Texas Instruments, Inc. ...........      22,218
                                                 ----------
                                                    199,676
                                                 ----------
Transportation (0.6%):
     204    Canadian National Railway Co. .....       6,056
      79    United Parcel Service, Inc., Class
              B ...............................       4,646
                                                 ----------
                                                     10,702
                                                 ----------
Utilities (18.5%):
     131    AES Corp. (b) .....................       7,254
     126    ALLTEL Corp. ......................       7,873
   1,127    AT&T Corp. ........................      19,503
     121    BellSouth Corp. ...................       4,953
     278    Coastal Corp. .....................      24,550
     118    Constellation Energy Group,
              Inc. ............................       5,317
      82    Duke Energy Corp. .................       6,991
     281    Enron Corp. .......................      23,358
     116    Entergy Corp. .....................       4,896
     148    Exelon Corp. ......................      10,391
      47    FPL Group, Inc. ...................       3,372
     216    Kinder Morgan, Inc. ...............      11,273
     113    Pinnacle West Capital Corp. .......       5,382
      81    Progress Energy, Inc. (b) .........       3,984
      86    Progress Energy, Inc. CVO (b) .....          38
     139    Public Service Enterprise Group ...       6,759
     421    Qwest Communications International,
              Inc. (b) ........................      17,273
     149    Reliant Energy, Inc. ..............       6,454
     925    SBC Communications, Inc. ..........      44,168
     364    Sprint Corp. ......................       7,388
     248    TXU Corp. .........................      10,990
   1,018    Verizon Communications ............      51,026
     327    Williams Cos., Inc. ...............      13,060

Continued

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     666    WorldCom, Inc. (b) ................  $    9,366
     296    XCEL Energy, Inc. .................       8,603
                                                 ----------
                                                    314,222
                                                 ----------
  Total Common Stocks                             1,699,715
                                                 ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (5.3%):
Master Notes (0.8%):
 $ 5,900    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ..................       5,900
   2,360    General Mills, 6.76%, 1/2/01* .....       2,360
   1,362    Lehman Brothers, 6.97%, 1/2/01* ...       1,362
   2,905    Wheels, Inc., 6.78%, 1/2/01* ......       2,905
     907    Willamette, 6.69%, 1/2/01* ........         907
                                                 ----------
                                                     13,434
                                                 ----------
Put Bonds (3.4%):
   2,269    Associates Corp., 6.77%,
              9/17/01* ........................       2,295
   3,631    Bank of America, 6.84%, 7/5/01* ...       3,673
   2,723    Caterpillar Finance, 6.82%,
              5/1/01* .........................       2,723
   2,269    Chase Manhattan, 6.88%, 5/6/02* ...       2,269
   2,269    First Union, 6.81%, 10/24/02* .....       2,269
   2,269    Ford Motor Credit, 6.80%,
              4/11/02* ........................       2,269
   2,269    GMAC, 7.01%, 5/3/01* ..............       2,269
     908    Greenwich Capital Markets, 7.16%,
              7/9/01* .........................         908
   2,269    JP Morgan & Co., 6.78%, 5/4/01* ...       2,269
   3,404    Key Bank, 6.81%, 1/7/02* ..........       3,402
   2,269    Lehman Brothers, 6.93%,
              11/22/02* .......................       2,269
   2,723    Lexington Park Capital Corp.,
              6.66%, 1/25/01* .................       2,723
   2,269    Liberty Lighthouse, 6.71%,
              7/19/01* ........................       2,269
   2,723    Liberty Lighthouse, 6.85%,
              4/12/02* ........................       2,724

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 2,269    Merrill Lynch, 6.93%, 5/6/02* .....  $    2,269
   1,815    Merrill Lynch, 6.83%, 10/23/02* ...       1,815
   2,724    Morgan Stanley, 6.50%,
              10/15/02* .......................       2,724
   2,269    National City Bank, 6.76%,
              10/23/02* .......................       2,268
   1,044    Salomon Smith Barney, 6.93%,
              2/5/01* .........................       1,044
   2,269    Salomon Smith Barney, 6.84%,
              4/8/02* .........................       2,269
   2,269    Sigma Finance Co., 6.70%,
              1/22/01* ........................       2,269
   2,724    Sigma Financial, 6.68%,
              5/15/01* ........................       2,724
   1,362    Sigma Financial, 6.65%,
              9/25/01* ........................       1,364
   2,269    SPARCC, 6.76%, 4/2/01* ............       2,269
   2,269    US Bancorp, 6.90%, 5/8/02* ........       2,269
                                                 ----------
                                                     57,615
                                                 ----------
Repurchase Agreements (1.1%):
     251    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $269 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $264) ...........................         251
   6,808    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $7,153) .........................       6,808
  11,801    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $12,561
              various Commercial Paper,
              0.00% - 7.40%, 1/2/01 - 5/4/01,
              market value $12,399) ...........      11,801
                                                 ----------
                                                     18,860
                                                 ----------
  Total Short-Term Securities Held as
     Collateral for Securities Lending               89,909
                                                 ----------
Total (Cost $1,523,038)(a)                       $1,789,624
                                                 ==========

------------
Percentages indicated are based on net assets of $1,699,825.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $335,466
                   Unrealized depreciation......................   (68,880)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $266,586
                                                                  ========

 (b) Non-income producing securities.

   * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

   CVO Contingent Value Obligation

See notes to financial statements.

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (94.1%):
Business Equipment & Services (0.6%):
     75     Automatic Data Processing, Inc. .....  $  4,748
                                                   --------
Capital Goods (10.2%):
    100     Boeing Co. ..........................     6,600
    110     Emerson Electric Co. ................     8,669
  1,000     General Electric Co. ................    47,938
     55     Johnson Controls, Inc. ..............     2,860
    120     United Technologies Corp. ...........     9,435
                                                   --------
                                                     75,502
                                                   --------
Consumer Durable (1.4%):
     30     Eastman Kodak Co. ...................     1,181
    240     Ford Motor Co. ......................     5,625
     70     General Motors Corp. ................     3,566
                                                   --------
                                                     10,372
                                                   --------
Consumer Non-Durable (10.1%):
    210     Coca-Cola Co. .......................    12,797
    235     ConAgra Foods, Inc. .................     6,110
     50     Gillette Co. ........................     1,806
    190     Kimberly-Clark Corp. ................    13,431
     70     McCormick & Co., Inc. ...............     2,524
    150     McDonald's Corp. ....................     5,100
    110     PepsiCo, Inc. .......................     5,452
    225     Philip Morris Co. ...................     9,900
     90     Procter & Gamble Co. ................     7,059
     20     Quaker Oats Co. .....................     1,948
    115     Ralston Purina Group ................     3,004
    225     Sara Lee Corp. ......................     5,527
                                                   --------
                                                     74,658
                                                   --------
Consumer Services (2.6%):
    150     Belo Corp., Class A .................     2,400
     60     Interpublic Group of Cos., Inc. .....     2,554
    130     McGraw-Hill Co., Inc. ...............     7,621
    225     Walt Disney Co. .....................     6,511
                                                   --------
                                                     19,086
                                                   --------
Energy (9.3%):
     35     Burlington Resources, Inc. ..........     1,768
     40     El Paso Energy Corp. ................     2,865
    410     Exxon Mobil Corp. ...................    35,644
    100     Halliburton Co. .....................     3,625
    300     Royal Dutch Petroleum Co., NY
              Shares ............................    18,169
    105     Texaco, Inc. ........................     6,523
                                                   --------
                                                     68,594
                                                   --------
Financial Services (18.2%):
    140     Aegon NV ............................     5,801
    100     Allstate Corp. ......................     4,356

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    140     American Express Co. ................  $  7,691
     38     American International Group,
              Inc. ..............................     3,696
    200     Bank of America Corp. ...............     9,175
     80     Chase Manhattan Corp. (b) ...........     3,635
    450     Citigroup, Inc. .....................    22,978
    160     Fannie Mae ..........................    13,880
    150     First Tennessee National Corp. ......     4,341
     55     JP Morgan & Co., Inc. ...............     9,103
     65     Marsh & McLennan Co. ................     7,605
    140     Merrill Lynch & Co., Inc. ...........     9,546
    100     National City Corp. .................     2,875
    110     Southtrust Corp. ....................     4,476
     90     St. Paul Co., Inc. ..................     4,888
    215     U.S. Bancorp ........................     6,275
    250     Wells Fargo & Co. ...................    13,922
                                                   --------
                                                    134,243
                                                   --------
Health Care (15.7%):
    110     Abbott Laboratories .................     5,328
    270     American Home Products Corp. ........    17,159
    140     Baxter International, Inc. ..........    12,364
    225     Bristol-Myers Squibb Co. ............    16,636
     40     Cigna Corp. .........................     5,292
     80     Johnson & Johnson ...................     8,405
    150     Merck & Co., Inc. ...................    14,044
    525     Pfizer, Inc. ........................    24,149
    220     Schering-Plough Corp. ...............    12,485
                                                   --------
                                                    115,862
                                                   --------
Multi-Industry (1.1%):
     65     Minnesota Mining & Manufacturing
              Co. ...............................     7,833
                                                   --------
Raw Materials (2.7%):
    150     Air Products and Chemicals, Inc. ....     6,150
    180     Dow Chemical Co. ....................     6,593
    100     E.I. du Pont de Nemours & Co. .......     4,831
    100     Sherwin-Williams Co. ................     2,631
                                                   --------
                                                     20,205
                                                   --------
Real Estate Investment Trust (5.0%):
    115     Archstone Communities Trust .........     2,961
     68     Avalon Bay Communities, Inc. ........     3,383
    105     Carramerica Realty Corp. ............     3,288
     60     Colonial Properties Trust ...........     1,564
    130     Developers Diversified Realty
              Corp. .............................     1,731
    130     Duke Realty Investments, Inc. .......     3,201
     95     Equity Office Properties Trust ......     3,099
     63     Equity Residential Properties
              Trust .............................     3,457
    100     Franchise Finance Corp. of
              America ...........................     2,331

Continued

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Real Estate Investment Trust, continued:
     70     Kimco Realty Corp. ..................  $  3,093
     60     Public Storage, Inc. ................     1,459
     85     Simon Property Group, Inc. ..........     2,040
     55     Spieker Properties, Inc. ............     2,757
     70     Vornado Realty Trust ................     2,682
                                                   --------
                                                     37,046
                                                   --------
Retail (4.4%):
    125     Albertson's, Inc. ...................     3,313
     50     Nike, Inc., Class B .................     2,791
    385     Wal-Mart Stores, Inc. ...............    20,452
    140     Walgreen Co. ........................     5,854
                                                   --------
                                                     32,410
                                                   --------
Technology (4.1%):
    200     Compaq Computer Corp. ...............     3,010
    200     Hewlett-Packard Co. .................     6,313
    215     IBM Corp. ...........................    18,275
     65     Texas Instruments, Inc. .............     3,079
                                                   --------
                                                     30,677
                                                   --------
Transportation (0.7%):
    175     Canadian National Railway Co. .......     5,195
                                                   --------
Utilities (8.0%):
    100     American Electric Power Co., Inc. ...     4,650
    150     AT&T Corp. ..........................     2,597
    120     BellSouth Corp. .....................     4,913
    110     Entergy Corp. .......................     4,654
     75     Pinnacle West Capital Corp. .........     3,572
    400     SBC Communications, Inc. ............    19,100
    150     Sprint Corp. ........................     3,047
    245     Verizon Communications ..............    12,281
    150     XCEL Energy, Inc. ...................     4,359
                                                   --------
                                                     59,173
                                                   --------
  Total Common Stocks                               695,604
                                                   --------
PREFERRED STOCKS (0.7%):
Healthcare (0.7%):
    100     Pharmacia Corp. .....................     5,181
                                                   --------
  Total Preferred Stocks                              5,181
                                                   --------
CONVERTIBLE BONDS (0.5%):
Consumer Services (0.5%):
 $4,000     Interpublic Group, 1.87%, 6/1/06,
              Callable 6/5/02 @ 89.67 ...........     3,735
                                                   --------
  Total Convertible Bonds                             3,735
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CONVERTIBLE PREFERRED STOCKS (3.8%):
Capital Goods (1.4%):
    140     Georgia Pacific Group (b) ...........  $  4,804
    300     Ingersoll-Rand Co. (b) ..............     6,393
                                                   --------
                                                     11,197
                                                   --------
Consumer Non-Durable (0.5%):
     45     Estee Lauder Ace Trust ..............     3,420
                                                   --------
Energy (1.2%):
    100     El Paso Energy Capital, 4.75%,
              3/31/28 ...........................     8,900
                                                   --------
Financial Services (0.7%):
     45     Metlife Capital Trust, 8.00%,
              5/15/03 ...........................     4,928
                                                   --------
  Total Convertible Preferred Stocks                 28,445
                                                   --------
INVESTMENT COMPANIES (0.8%):
  5,729     One Group Prime Money Market Fund,
              Class I ...........................     5,729
                                                   --------
  Total Investment Companies                          5,729
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.7%):
Master Notes (0.6%):
 $1,957     Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................     1,957
    783     General Mills, 6.76%, 1/2/01* .......       783
    452     Lehman Brothers, 6.97%, 1/2/01* .....       452
    963     Wheels, Inc., 6.78%, 1/2/01* ........       963
    301     Willamette, 6.69%, 1/2/01* ..........       301
                                                   --------
                                                      4,456
                                                   --------
Put Bonds (3.3%):
    753     Associates Corp., 6.77%, 9/17/01* ...       761
  1,204     Bank of America, 6.84%, 7/5/01* .....     1,218
    903     Caterpillar Finance, 6.82%,
              5/1/01* ...........................       903
    753     Chase Manhattan, 6.88%, 5/6/02* .....       753
    753     First Union, 6.81%, 10/24/02* .......       753
    753     Ford Motor Credit, 6.80%,
              4/11/02* ..........................       753
    753     GMAC, 7.01%, 5/3/01* ................       753
    301     Greenwich Capital Markets, 7.16%,
              7/9/01* ...........................       301
  2,339     Greenwich Capital Markets, 7.23%,
              12/2/02* ..........................     2,339
    753     JP Morgan & Co., 6.78%, 5/4/01* .....       753
  1,129     Key Bank, 6.81%, 1/7/02* ............     1,128
    753     Lehman Brothers, 6.93%, 11/22/02* ...       753
    903     Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................       903
    753     Liberty Lighthouse, 6.71%,
              7/19/01* ..........................       753
    903     Liberty Lighthouse, 6.85%,
              4/12/02* ..........................       903
    753     Merrill Lynch, 6.93%, 5/6/02* .......       753
    602     Merrill Lynch, 6.83%, 10/23/02* .....       602

Continued

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $  903     Morgan Stanley, 6.50%, 10/15/02* ....  $    903
    752     National City Bank, 6.76%,
              10/23/02* .........................       752
    346     Salomon Smith Barney, 6.93%,
              2/5/01* ...........................       346
    753     Salomon Smith Barney, 6.84%,
              4/8/02* ...........................       753
  2,296     Salomon Smith Barney, 7.04%,
              7/10/03* ..........................     2,294
    753     Sigma Finance Co., 6.70%,
              1/22/01* ..........................       753
    903     Sigma Financial, 6.68%, 5/15/01* ....       903
    452     Sigma Financial, 6.65%, 9/25/01* ....       452
    753     SPARCC, 6.76%, 4/2/01* ..............       753
    753     US Bancorp, 6.90%, 5/8/02* ..........       753
                                                   --------
                                                     23,744
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Repurchase Agreements (0.8%):
 $   83     Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $89 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $88) ........  $     83
  2,258     Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $2,372) ...........................     2,258
  3,914     Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $4,166 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $4,112) ...........................     3,914
                                                   --------
                                                      6,255
                                                   --------
  Total Short-Term Securities Held as Collateral
        for Securities Lending                       34,455
                                                   --------
Total (Cost $393,121)(a)                           $773,149
                                                   ========

------------
Percentages indicated are based on net assets of $739,275.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $389,765
                   Unrealized depreciation......................    (9,737)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $380,028
                                                                  ========

(b) Non-income producing securities.

 * The interest rate for this variable rate security, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS (97.2%):
Business Equipment & Services (4.0%):
     428    America Online, Inc. (b) ..........  $   14,908
     208    Automatic Data Processing, Inc. ...      13,141
     275    Electronic Data Systems Corp. .....      15,859
     192    Omnicom Group, Inc. ...............      15,912
     288    Waters Corp. (b) ..................      24,067
                                                 ----------
                                                     83,887
                                                 ----------
Capital Goods (7.2%):
     267    Crane Co. .........................       7,586
     147    Fastenal Co. ......................       8,086
   1,643    General Electric Co. ..............      78,767
     178    Johnson Controls, Inc. ............       9,262
      86    SPX Corp. (b) .....................       9,285
     645    Tyco International, Ltd. ..........      35,800
     140    USG Corp. .........................       3,158
                                                 ----------
                                                    151,944
                                                 ----------
Consumer Durable (1.7%):
     222    Danaher Corp. .....................      15,159
     228    General Motors Corp. ..............      11,589
     201    Lear Corp. (b) ....................       4,980
     107    Whirlpool Corp. ...................       5,082
                                                 ----------
                                                     36,810
                                                 ----------
Consumer Non-Durable (5.2%):
     417    Archer-Daniels-Midland Co. ........       6,257
     285    Coca-Cola Co. .....................      17,359
      46    Dole Food Co., Inc. ...............         757
     184    Interstate Bakeries Corp. .........       2,584
     417    Kimberly-Clark Corp. ..............      29,468
     569    Philip Morris Co. .................      25,027
     125    Proctor & Gamble Co. ..............       9,841
     776    Sara Lee Corp. ....................      19,058
                                                 ----------
                                                    110,351
                                                 ----------
Consumer Services (3.1%):
     270    Comcast Corp., Class A (b) ........      11,289
     365    Time Warner, Inc. .................      19,089
     520    Viacom, Inc., Class B (b) .........      24,307
     369    Walt Disney Co. ...................      10,663
                                                 ----------
                                                     65,348
                                                 ----------
Energy (6.4%):
     208    El Paso Energy Corp. ..............      14,869
     810    Exxon Mobil Corp. .................      70,457
     231    Halliburton Co. ...................       8,379
     240    Occidental Petroleum Corp. ........       5,814
     208    Texaco, Inc. ......................      12,910

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     259    Tosco Corp. .......................  $    8,798
     176    Transocean Offshore Sedco Forex,
              Inc. ............................       8,116
     196    USX-Marathon Group, Inc. ..........       5,441
                                                 ----------
                                                    134,784
                                                 ----------
Financial Services (16.4%):
     306    American Express Co. ..............      16,831
     515    American International Group,
              Inc. ............................      50,796
     345    Bank of America Corp. .............      15,830
     251    Charter One Financial, Inc. .......       7,235
     362    Chase Manhattan Corp. (b) .........      16,460
   1,250    Citigroup, Inc. ...................      63,825
     552    FleetBoston Financial Corp. .......      20,750
     498    Freddie Mac .......................      34,313
     216    Hartford Financial Services Group,
              Inc. ............................      15,239
     233    John Hancock Financial Services,
              Inc. ............................       8,767
     153    Marsh & McLennan Co. ..............      17,912
     344    Morgan Stanley Dean Witter &
              Co. .............................      27,283
     247    Pacific Century Financial Corp. ...       4,373
     247    Southtrust Corp. ..................      10,069
     147    SunTrust Banks, Inc. ..............       9,261
     167    Waddell & Reed Financial, Inc.,
              Class A .........................       6,298
     367    Wells Fargo & Co. .................      20,421
                                                 ----------
                                                    345,663
                                                 ----------
Health Care (13.7%):
     453    Abbott Laboratories ...............      21,962
     356    American Home Products Corp. ......      22,602
     201    Amgen, Inc. (b) ...................      12,864
     194    Baxter International, Inc. ........      17,167
     536    Bristol-Myers Squibb Co. ..........      39,619
     165    Cigna Corp. .......................      21,804
     136    Guidant Corp. (b) .................       7,342
     115    Johnson & Johnson .................      12,086
     157    MedImmune, Inc. (b) ...............       7,475
     358    Medtronic, Inc. ...................      21,585
     213    Merck & Co., Inc. .................      19,896
     951    Pfizer, Inc. ......................      43,732
     339    Schering-Plough Corp. .............      19,238
     479    Tenet Healthcare Corp. (b) ........      21,266
                                                 ----------
                                                    288,638
                                                 ----------
Multi-Industry (0.6%):
     252    Honeywell International, Inc. .....      11,942
                                                 ----------

Continued

One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials (3.2%):
     461    Alcoa, Inc. .......................  $   15,428
     190    Cabot Corp. .......................       5,002
      53    Cabot Microelectronics Corp.
              (b) .............................       2,763
     433    Crompton Corp. ....................       4,545
     256    Cytec Industries, Inc. (b) ........      10,216
     185    E.I. du Pont de Nemours & Co. .....       8,953
     356    Sherwin-Williams Co. ..............       9,365
     274    Sigma-Aldrich Corp. ...............      10,788
                                                 ----------
                                                     67,060
                                                 ----------
Retail (7.9%):
     386    Brinker International, Inc. (b) ...      16,328
     211    Costco Wholesale Corp. (b) ........       8,425
     434    CVS Corp. .........................      26,002
     233    Home Depot, Inc. ..................      10,626
     314    Kohl's Corp. (b) ..................      19,169
     538    Kroger Co. (b) ....................      14,549
     463    Limited, Inc. .....................       7,902
     157    Starbucks Corp. (b) ...............       6,968
     171    Tricon Global Restaurants, Inc.
              (b) .............................       5,627
     650    Wal-Mart Stores, Inc. .............      34,556
     398    Walgreen Co. ......................      16,647
                                                 ----------
                                                    166,799
                                                 ----------
Shelter (0.6%):
     270    Georgia-Pacific Corp. .............       8,416
     160    Pentair, Inc. .....................       3,876
                                                 ----------
                                                     12,292
                                                 ----------
Technology (18.0%):
     535    ADC Telecommunications, Inc.
              (b) .............................       9,691
     274    Applied Materials, Inc. (b) .......      10,468
      39    Avaya, Inc. (b) ...................         403
   1,088    Cisco Systems, Inc. (b) ...........      41,618
     500    Compaq Computer Corp. .............       7,525
     133    Comverse Technology, Inc. (b) .....      14,478
     225    Dell Computer Corp. (b) ...........       3,923
     602    EMC Corp. (b) .....................      40,005
     335    Hewlett-Packard Co. ...............      10,578
     216    IBM Corp. .........................      18,357
   1,224    Intel Corp. .......................      36,806
     186    Linear Technology Corp. ...........       8,621
     469    Lucent Technologies, Inc. .........       6,333
     912    Microsoft Corp. (b) ...............      39,558
     358    Motorola, Inc. ....................       7,254
     707    Nortel Networks Corp. .............      22,674
     717    Oracle Corp. (b) ..................      20,836
     193    Palm, Inc. (b) ....................       5,473
     277    Rational Software Corp. (b) .......      10,786

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     537    Sun Microsystems, Inc. (b) ........  $   14,958
     169    Symantec Corp. (b) ................       5,642
     244    Symbol Technologies, Inc. .........       8,793
     442    Texas Instruments, Inc. ...........      20,961
     239    Xilinx, Inc. (b) ..................      11,029
                                                 ----------
                                                    376,770
                                                 ----------
Transportation (0.3%):
     121    United Parcel Service, Inc., Class
              B ...............................       7,113
                                                 ----------
Utilities (8.9%):
     294    AT&T Corp. ........................       5,088
     232    CenturyTel, Inc. ..................       8,276
     227    CMS Energy Corp. ..................       7,178
     286    Energy East Corp. .................       5,626
     238    Enron Corp. .......................      19,748
     251    FPL Group, Inc. ...................      18,021
     125    GPU, Inc. .........................       4,612
     267    Nextel Communications, Inc., Class
              A ...............................       6,607
     387    Pinnacle West Capital Corp. .......      18,412
     311    Qwest Communications International,
              Inc. (b) ........................      12,741
     780    SBC Communications, Inc. ..........      37,242
     464    Sprint Corp. ......................       9,419
     333    Verizon Communications ............      16,691
     283    Williams Cos., Inc. ...............      11,290
     421    WorldCom, Inc. (b) ................       5,919
                                                 ----------
                                                    186,870
                                                 ----------
  Total Common Stocks                             2,046,271
                                                 ----------
INVESTMENT COMPANIES (2.6%):
  54,965    One Group Prime Money Market Fund,
              Class I .........................      54,965
                                                 ----------
  Total Investment Companies                         54,965
                                                 ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (5.4%):
Master Notes (0.8%):
 $ 7,413    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ..................       7,413
   2,965    General Mills, 6.76%, 1/2/01* .....       2,965
   1,711    Lehman Brothers, 6.97%, 1/2/01* ...       1,711
   3,650    Wheels, Inc., 6.78%, 1/2/01* ......       3,650
   1,140    Willamette, 6.69%, 1/2/01* ........       1,140
                                                 ----------
                                                     16,879
                                                 ----------
Put Bonds (3.5%):
   2,851    Associates Corp., 6.77%,
              9/17/01* ........................       2,884
   4,562    Bank of America, 6.84%, 7/5/01* ...       4,614

Continued

One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 3,423    Caterpillar Finance, 6.82%,
              5/1/01* .........................  $    3,423
   2,851    Chase Manhattan, 6.88%, 5/6/02* ...       2,851
   2,851    First Union, 6.81%, 10/24/02* .....       2,851
   2,851    Ford Motor Credit, 6.80%,
              4/11/02* ........................       2,851
   2,851    GMAC, 7.01%, 5/3/01* ..............       2,851
   1,140    Greenwich Capital Markets, 7.16%,
              7/9/01* .........................       1,140
   2,851    JP Morgan & Co., 6.78%, 5/4/01* ...       2,851
   4,277    Key Bank, 6.81%, 1/7/02* ..........       4,273
   2,851    Lehman Brothers, 6.93%,
              11/22/02* .......................       2,851
   3,422    Lexington Park Capital Corp.,
              6.66%, 1/25/01* .................       3,422
   2,851    Liberty Lighthouse, 6.71%,
              7/19/01* ........................       2,851
   3,421    Liberty Lighthouse, 6.85%,
              4/12/02* ........................       3,422
   2,851    Merrill Lynch, 6.93%, 5/6/02* .....       2,851
   2,281    Merrill Lynch, 6.83%, 10/23/02* ...       2,281
   3,420    Morgan Stanley, 6.50%,
              10/15/02* .......................       3,420
   2,851    National City Bank, 6.76%,
              10/23/02* .......................       2,850
   1,312    Salomon Smith Barney, 6.93%,
              2/5/01* .........................       1,312
   2,851    Salomon Smith Barney, 6.84%,
              4/8/02* .........................       2,851
   2,851    Sigma Finance Co., 6.70%,
              1/22/01* ........................       2,851
   3,421    Sigma Financial, 6.68%,
              5/15/01* ........................       3,421
   1,711    Sigma Financial, 6.65%,
              9/25/01* ........................       1,714

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 2,851    SPARCC, 6.76%, 4/2/01* ............  $    2,851
   2,851    US Bancorp, 6.90%, 5/8/02* ........       2,851
                                                 ----------
                                                     72,388
                                                 ----------
Repurchase Agreements (1.1%):
     316    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $338 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $332) ...........................         316
   8,554    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $8,987) .........................       8,554
  14,826    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $15,781
              various Commercial Paper,
              0.00% - 7.40%, 1/2/01 - 5/4/01,
              market value $15,579) ...........      14,826
                                                 ----------
                                                     23,696
                                                 ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending               112,963
                                                 ----------
Total (Cost $1,677,273)(a)                       $2,214,199
                                                 ==========

------------
Percentages indicated are based on net assets of $2,104,334.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 663,109
                   Unrealized depreciation......................   (126,183)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 536,926
                                                                  =========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES (4.9%):
 $   770    Advanta Automobile Receivables Trust,
              Series 98-1, Class A2, 6.09%,
              12/15/03 ..........................  $    769
      61    Advanta Equipment Receivables, Series
              98-1, Class A2, 5.82%, 12/15/06 ...        61
   2,035    Advanta Equipment Receivables, Series
              98-1, Class A4, 5.98%, 12/15/06 ...     2,036
     123    Advanta Mortgage Loan Trust,
              Series 97-2, Class A2, 7.05%,
              5/25/21 ...........................       123
     180    Americredit Automobile Receivables
              Trust, Series 97-C, Class A3,
              6.30%, 7/5/03 .....................       180
     825    Arcadia Automobile Receivables Trust,
              Series 97-C, Class A5, 6.55%,
              6/15/05 ...........................       830
   1,000    Arcadia Automobile Receivables Trust,
              Series 98-B, Class A5, 6.06%,
              6/15/06 ...........................     1,005
     686    BankBoston RV Asset Backed Trust,
              Series 97-1, Class A6, 6.44%,
              1/15/07 ...........................       685
     900    Barnett Auto Trust, Series 97-A,
              Class A5, 6.26%, 2/15/03 ..........       902
     560    Capita Equipment Receivables Trust,
              Series 97-1, Class A4, 6.19%,
              2/15/02 ...........................       561
     199    Case Equipment Loan Trust, Series
              98-B, Class A3, 5.81%, 5/15/03 ....       199
      85    Copelco Capital Funding Corp.,
              Series 96-A, Class A, 6.34%,
              7/20/04 ...........................        85
     600    Dayton Hudson Credit Card Master
              Trust, Series 97-1, Class A, 6.25%,
              8/25/05 ...........................       604
     350    Dayton Hudson Credit Card Master
              Trust, Series 98-1A, 5.90%,
              5/26/06 ...........................       349
     670    EQCC Home Equity Loan Trust, Series
              98-2, Class A6F, 6.16%, 4/15/08 ...       669
     106    EQCC Home Equity Loan Trust, Series
              98-1, Class A3F, 6.23%,
              12/15/12 ..........................       106
     489    EQCC Home Equity Loan Trust, Series
              97-2, Class A7, 6.89%, 2/15/20 ....       495
     750    EQCC Home Equity Loan Trust, Series
              98-2, Class A4F, 6.33%, 1/15/22 ...       743
     695    Fleetwood Credit Corp. Grantor Trust,
              Series 97-B, Class A, 6.40%,
              5/15/13 ...........................       696
     111    Green Tree Financial Corp., Series
              96-7, Class A4, 6.80%, 10/15/27 ...       112

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $    42    Green Tree Recreational, Equipment
              and Consulting, Series 98-C, Class
              A3, 5.92%, 2/15/09 ................  $     42
     367    Green Tree Recreational, Equipment
              and Consulting, Series 98-B, Class
              A5, 6.10%, 12/15/13 ...............       369
     342    Green Tree Recreational, Equipment
              and Consulting, Series 97-D, Class
              A1, 6.90%, 3/15/29 ................       348
   2,000    Harley-Davidson Eaglemark Motorcycle
              Trust, Series 00-1, Class A2,
              7.14%, 3/15/06 ....................     2,053
     500    Honda Auto Receivables Owners Trust,
              Series 99-1, Class A4, 5.35%,
              10/15/04 ..........................       497
   2,400    Household Automotive Trust, Series
              00-1, Class A4, 7.48%, 12/18/06 ...     2,493
     116    Key Auto Finance Trust, Series 97-2,
              Class A5, 6.25%, 10/15/03 .........       116
     300    Key Auto Finance Trust, Series 99-1,
              Class A4, 5.83%, 1/15/07 ..........       300
      10    Olympic Automobile Receivables Trust,
              Series 96-D, Class A4, 6.05%,
              8/15/02 ...........................        10
   2,000    Onyx Acceptance Auto Trust, Series
              98-A, Class CTFS, 5.99%,
              1/15/05 ...........................     2,003
     667    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 ...........................       666
   1,894    SLM Student Loan Trust, Series 99-1,
              Class A1T, 6.67%, 4/25/08* ........     1,898
      16    The Money Store Auto Grantor Trust,
              Series 96-2, Class A3, 6.25%,
              6/20/03 ...........................        16
     429    The Money Store Home Equity Trust,
              Series 97-C, Class AF5, 6.54%,
              6/15/21 ...........................       429
     474    The Money Store Home Equity Trust,
              Series 96-B, Class A8, 7.91%,
              5/15/24 ...........................       489
     400    The Money Store Home Equity Trust,
              Series 96-A, Class A8, 7.66%,
              8/15/26 ...........................       407
     300    Union Acceptance Corp., Series 96-C,
              Class A3, 6.63%, 10/8/03 ..........       300
   2,000    Union Acceptance Corp., Series 98-B,
              Class A5, 6.02%, 1/9/06 ...........     2,006
                                                   --------
  Total Asset Backed Securities                      25,652
                                                   --------

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (56.2%):
Business Equipment & Services (1.9%):
      74    America Online, Inc. (b) ............     2,578
      30    Automatic Data Processing, Inc. .....     1,869
      39    Electronic Data Systems Corp. .......     2,240
      40    Waters Corp. (b) ....................     3,332
                                                   --------
                                                     10,019
                                                   --------
Capital Goods (4.2%):
      38    Crane Co. ...........................     1,081
      20    Fastenal Co. ........................     1,122
     235    General Electric Co. ................    11,248
       0    Huttig Building Products, Inc.,
              (b)(c) ............................         0
      23    Johnson Controls, Inc. ..............     1,201
      12    SPX Corp. (b) .......................     1,324
      21    Trinity Industries, Inc. ............       529
      92    Tyco International, Ltd. ............     5,120
      20    USG Corp. ...........................       448
                                                   --------
                                                     22,073
                                                   --------
Consumer Durable (1.0%):
      32    Danaher Corp. .......................     2,162
      32    General Motors Corp. ................     1,643
      26    Lear Corp. (b) ......................       633
      15    Whirlpool Corp. .....................       708
                                                   --------
                                                      5,146
                                                   --------
Consumer Non-Durable (3.0%):
      60    Archer-Daniels-Midland Co. ..........       895
      41    Coca-Cola Co. .......................     2,510
       7    Dole Food Co., Inc. .................       109
      26    Interstate Bakeries Corp. ...........       372
      60    Kimberly-Clark Corp. ................     4,215
      81    Philip Morris Co. ...................     3,582
      18    Procter & Gamble Co. ................     1,413
     111    Sara Lee Corp. ......................     2,724
                                                   --------
                                                     15,820
                                                   --------
Consumer Services (1.8%):
      37    Comcast Corp., Class A (b) ..........     1,564
      54    Time Warner, Inc. ...................     2,816
      74    Viacom, Inc., Class B (b) ...........     3,473
      53    Walt Disney Co. .....................     1,522
                                                   --------
                                                      9,375
                                                   --------
Energy (3.9%):
      31    El Paso Energy Corp. ................     2,253
     114    Exxon Mobil Corp. ...................     9,895
      36    Halliburton Co. .....................     1,317
      53    Occidental Petroleum Corp. ..........     1,289
      36    Texaco, Inc. ........................     2,224
      48    Tosco Corp. .........................     1,636

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
      25    Transocean Offshore Sedco Forex,
              Inc. ..............................  $  1,155
      29    USX-Marathon Group, Inc. ............       791
                                                   --------
                                                     20,560
                                                   --------
Financial Services (9.6%):
      44    American Express Co. ................     2,393
      74    American International Group,
              Inc. ..............................     7,282
      50    Bank of America Corp. ...............     2,303
      36    Charter One Financial, Inc. .........     1,036
      53    Chase Manhattan Corp. (b) ...........     2,386
     194    Citigroup, Inc. .....................     9,898
      78    FleetBoston Financial Corp. .........     2,924
      71    Freddie Mac .........................     4,907
      34    Hartford Financial Services Group,
              Inc. ..............................     2,389
      33    John Hancock Financial Services,
              Inc. ..............................     1,254
      21    Marsh & McLennan Co. ................     2,501
      49    Morgan Stanley Dean Witter & Co. ....     3,899
      36    Pacific Century Financial Corp. .....       636
      37    Southtrust Corp. ....................     1,486
      21    SunTrust Banks, Inc. ................     1,325
      24    Waddell & Reed Financial, Inc., Class
              A .................................       903
      51    Wells Fargo & Co. ...................     2,843
                                                   --------
                                                     50,365
                                                   --------
Health Care (8.4%):
      65    Abbott Laboratories .................     3,156
      55    American Home Products Corp. ........     3,500
      29    Amgen, Inc. (b) .....................     1,847
      28    Baxter International, Inc. ..........     2,435
      75    Bristol-Myers Squibb Co. ............     5,535
      25    Cigna Corp. .........................     3,244
      19    Guidant Corp. (b) ...................     1,026
      19    Johnson & Johnson ...................     1,944
      22    MedImmune, Inc. (b) .................     1,049
      61    Medtronic, Inc. .....................     3,658
      31    Merck & Co., Inc. ...................     2,856
     174    Pfizer, Inc. ........................     7,996
      48    Schering-Plough Corp. ...............     2,720
      68    Tenet Healthcare Corp. (b) ..........     3,011
                                                   --------
                                                     43,977
                                                   --------
Multi-Industry (0.3%):
      36    Honeywell International, Inc. .......     1,710
                                                   --------
Raw Materials (1.8%):
      66    Alcoa, Inc. .........................     2,208
      34    Cabot Corp. .........................       890
       9    Cabot Microelectronics Corp. (b) ....       491
      61    Crompton Corp. ......................       643

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      31    Cytec Industries, Inc. (b) ..........  $  1,224
      26    E.I. du Pont de Nemours & Co. .......     1,264
      52    Sherwin-Williams Co. ................     1,366
      33    Sigma-Aldrich Corp. .................     1,291
                                                   --------
                                                      9,377
                                                   --------
Retail (4.5%):
      55    Brinker International, Inc. (b) .....     2,340
      30    Costco Wholesale Corp. (b) ..........     1,189
      61    CVS Corp. ...........................     3,656
      33    Home Depot, Inc. ....................     1,529
      47    Kohl's Corp. (b) ....................     2,852
      76    Kroger Co. (b) ......................     2,047
      65    Limited, Inc. .......................     1,110
      23    Starbucks Corp. (b) .................       997
      24    Tricon Global Restaurants, Inc.
              (b) ...............................       808
      92    Wal-Mart Stores, Inc. ...............     4,874
      56    Walgreen Co. ........................     2,342
                                                   --------
                                                     23,744
                                                   --------
Shelter (0.3%):
      38    Georgia-Pacific Corp. ...............     1,193
      23    Pentair, Inc. .......................       553
                                                   --------
                                                      1,746
                                                   --------
Technology (10.4%):
      78    ADC Telecommunications, Inc. (b) ....     1,410
      44    Applied Materials, Inc. (b) .........     1,688
       7    Avaya, Inc. (b) .....................        69
     154    Cisco Systems, Inc. (b) .............     5,897
      72    Compaq Computer Corp. ...............     1,081
      19    Comverse Technology, Inc. (b) .......     2,035
      32    Dell Computer Corp. (b) .............       564
      88    EMC Corp. (b) .......................     5,840
      43    Hewlett-Packard Co. .................     1,358
      31    IBM Corp. ...........................     2,676
     172    Intel Corp. .........................     5,176
      25    Linear Technology Corp. .............     1,142
      80    Lucent Technologies, Inc. ...........     1,085
     129    Microsoft Corp. (b) .................     5,616
      51    Motorola, Inc. ......................     1,032
     100    Nortel Networks Corp. ...............     3,198
     103    Oracle Corp. (b) ....................     2,998
      28    Palm, Inc. (b) ......................       786
      38    Rational Software Corp. (b) .........     1,496
      77    Sun Microsystems, Inc. (b) ..........     2,145
      24    Symantec Corp. (b) ..................       792
      34    Symbol Technologies, Inc. ...........     1,215

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      63    Texas Instruments, Inc. .............  $  3,008
      34    Xilinx, Inc. (b) ....................     1,559
                                                   --------
                                                     53,866
                                                   --------
Transportation (0.2%):
      17    United Parcel Service, Inc., Class
              B .................................     1,002
                                                   --------
Utilities (4.9%):
      39    AT&T Corp. ..........................       670
      33    CenturyTel, Inc. ....................     1,170
       6    CMS Energy Corp. ....................       189
      34    Constellation Energy Group, Inc. ....     1,515
      41    Energy East Corp. ...................       815
      35    Enron Corp. .........................     2,870
       5    FPL Group, Inc. .....................       353
      29    GPU, Inc. ...........................     1,060
      38    Nextel Communications, Inc., Class A
              (b) ...............................       948
      27    Pinnacle West Capital Corp. .........     1,295
      45    Qwest Communications International,
              Inc. (b) ..........................     1,828
     124    SBC Communications, Inc. ............     5,900
      67    Sprint Corp. ........................     1,352
      48    Verizon Communications ..............     2,407
      40    Williams Cos., Inc. .................     1,587
      59    WorldCom, Inc. (b) ..................       833
      30    XCEL Energy, Inc. ...................       861
                                                   --------
                                                     25,653
                                                   --------
  Total Common Stocks                               294,433
                                                   --------
CORPORATE BONDS (7.5%):
Banking, Finance & Insurance (3.1%):
 $ 1,000    Associates Corp., Series G, 8.27%,
              11/8/01 ...........................     1,019
   1,000    Associates Corp., 8.58%, 11/23/04 ...     1,071
   1,600    Bank of America Corp., 9.20%,
              5/15/03 ...........................     1,700
     500    Chrysler Financial Corp., 5.88%,
              2/7/01 ............................       500
   1,350    Contimortgage Home Equity Loan Trust,
              Series 98-1, Class A6, 6.58%,
              12/15/18 ..........................     1,361
   2,200    First Hawaiian, Inc., Series A,
              6.93%, 12/1/03 (d) ................     2,207
     610    Ford Credit Auto Loan Master Trust,
              5.50%, 2/15/03 ....................       610
   1,250    GMAC, 8.25%, 2/24/04 ................     1,309
   2,000    Goldman Sachs Group, Inc., 7.20%,
              3/1/07 (d) ........................     2,026
     750    Huntington National Bank, 6.75%,
              6/15/03 ...........................       756

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    International Lease Finance Corp.,
              5.88%, 1/15/01 ....................  $  1,000
     307    McDonnell Douglas Financial Corp.,
              6.45%, 12/5/02 ....................       309
   1,000    Society National Bank, 6.75%,
              6/15/03 ...........................     1,000
     500    Suntrust Banks, 7.38%, 7/1/02 .......       508
     179    WFS Financial Owner Trust, 5.65%,
              11/20/02 ..........................       179
                                                   --------
                                                     15,555
                                                   --------
Capital Goods (0.5%):
   1,000    Cummins Engine Co., Inc., 6.45%,
              3/1/05 ............................       890
   2,000    Tyco International Group, 6.25%,
              6/15/03 ...........................     1,981
                                                   --------
                                                      2,871
                                                   --------
Consumer Durable (0.0%):
     250    Ford Motor Co., 9.00%, 9/15/01 ......       253
                                                   --------
Consumer Non-Durable (0.1%):
     500    Campbell Soup Co., 5.63%, 9/15/03 ...       491
                                                   --------
Consumer Services (0.9%):
     505    Hertz Corp., 7.00%, 5/1/02 ..........       506
   1,627    Hertz Corp., 6.00%, 1/15/03 .........     1,608
   2,400    Rental Car Finance, 6.45%, 8/25/05
              (d) ...............................     2,410
                                                   --------
                                                      4,524
                                                   --------
Energy (0.4%):
   1,250    Occidental Petroleum Corp., 9.25%,
              8/1/19 ............................     1,437
     500    Union Pacific Co., 7.60%, 5/1/05 ....       521
                                                   --------
                                                      1,958
                                                   --------
Health Care (0.0%):
     250    Johnson & Johnson, 7.38%, 6/29/02 ...       255
                                                   --------
Raw Materials (0.0%):
     200    Du Pont (EI) de Nemours & Co., 8.70%,
              2/7/01 ............................       200
                                                   --------
Retail (0.7%):
   1,000    Dayton Hudson Corp., 7.25%,
              9/1/04 ............................     1,028
   2,093    JC Penney Co., 7.25%, 4/1/02 ........     1,872
     750    Sears Roebuck Acceptance, 7.13%,
              5/2/03 ............................       760
                                                   --------
                                                      3,660
                                                   --------
Utilities (1.8%):
     750    AT&T Corp., 7.50%, 6/1/06 ...........       756
   2,400    Columbia Gas System, 6.80%,
              11/28/05 ..........................     2,392
   2,500    Hydro Quebec, 6.52%, 2/23/06 ........     2,525

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 3,500    Tennessee Valley Authority, 5.00%,
              12/18/03 ..........................  $  3,427
     500    Virginia Electric & Power, 6.63%,
              4/1/03 ............................       503
                                                   --------
                                                      9,603
                                                   --------
  Total Corporate Bonds                              39,370
                                                   --------
U.S. GOVERNMENT AGENCY (2.4%):
Federal Home Loan Bank (2.4%):
   4,000    5.51%, 12/29/03 .....................     3,957
   1,000    5.88%, 11/25/08 .....................       971
   8,000    5.61%, 2/11/09 ......................     7,798
                                                   --------
  Total U.S. Government Agency                       12,726
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (19.7%):
Fannie Mae (9.9%):
   2,888    7.24%, 10/1/03, Pool #73712 .........     2,946
   1,000    5.41%, 11/5/03 ......................       988
   5,000    5.88%, 2/2/06 .......................     5,030
   2,148    7.13%, 7/1/06, Pool #381781 .........     2,238
     962    6.94%, 12/1/06, Pool #73798 .........     1,000
     361    7.00%, 9/1/07, Pool #185265 .........       366
     871    6.79%, 11/1/07, Pool #313832 ........       898
   1,276    6.53%, 12/1/07, Pool #375568 ........     1,303
      92    7.00%, 5/25/08, Pool #1991-134 ......        91
     800    8.30%, 10/25/08, Series 93-197, Class
              SC, IF* ...........................       842
   1,023    7.50%, 8/1/09, Pool #292020 .........     1,048
     487    6.50%, 5/1/11, Pool #337195 .........       490
   1,150    6.50%, 4/1/13, Pool #414513 .........     1,153
     534    7.00%, 6/1/13, Pool #427488 .........       540
   2,000    6.50%, 6/25/13 ......................     2,021
   2,132    6.00%, 1/1/14, Pool #440777 .........     2,107
     270    6.25%, 3/25/18 ......................       269
   1,075    8.50%, 11/1/18, Pool #313280 ........     1,120
     351    7.50%, 3/17/19, Pool #G97-5A ........       351
     491    8.50%, 1/25/20 ......................       507
     233    9.50%, 4/25/20 ......................       245
     368    7.00%, 7/25/20 ......................       370
     909    8.50%, 9/25/20 ......................       938
     426    6.50%, 10/25/20 .....................       424
     279    7.50%, 4/25/21 ......................       281
     222    8.00%, 7/25/21 ......................       225
     260    5.76%, 8/25/21 ......................       254
     500    6.85%, 8/25/21, Pool #1993-17 .......       500
     515    6.50%, 1/18/22 ......................       514
     960    7.00%, 2/18/22 ......................       960

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,067    7.50%, 7/25/22 ......................  $  1,084
     500    7.50%, 10/25/22 .....................       513
   1,616    8.00%, 11/1/22, Pool #124555 ........     1,668
     593    6.65%, 12/18/22 .....................       592
     160    7.13%, 5/18/23, Series 97-11, Class
              R .................................       160
     400    0.00%, 5/25/23, Series 93-92, Class
              E .................................       351
     853    9.50%, 9/20/23 ......................       869
     186    8.00%, 6/1/24, Pool #270402 .........       192
     139    8.00%, 6/1/24, Pool #250085 .........       144
     535    9.00%, 8/1/24, Pool #250114 .........       559
     849    9.50%, 11/18/24 .....................       886
     910    9.00%, 5/18/25 ......................       946
     528    7.00%, 7/1/25, Pool #317252 .........       531
     566    6.50%, 2/1/26, Pool #337115 .........       559
     634    7.00%, 3/1/26, Pool #365488 .........       638
     842    8.00%, 3/18/26 ......................       853
     435    7.00%, 5/1/26, Pool #346269 .........       437
     371    7.50%, 5/1/26, Pool #344916 .........       377
     300    6.00%, 6/25/26 ......................       283
     255    7.50%, 11/1/26, Pool #363626 ........       259
     882    6.50%, 2/1/28, Pool #417157 .........       872
   1,900    6.00%, 8/1/28, Pool #436125 .........     1,840
   1,996    6.50%, 8/1/29, Pool #323862 .........     1,969
   4,957    7.00%, 4/1/30 .......................     4,965
                                                   --------
                                                     51,566
                                                   --------
Freddie Mac (6.0%):
       2    10.00%, 9/1/03, Pool #E30407 ........         2
       9    9.00%, 5/1/06, Pool #B0-0282 ........         9
     108    8.00%, 3/1/08, Pool #E45796 .........       111
   1,200    7.00%, 11/15/08, Series 1275, Class
              VJ ................................     1,212
     128    9.00%, 8/1/09, Pool #279063 .........       132
   1,118    8.00%, 10/1/10, Pool #G10518 ........     1,145
     341    7.00%, 12/15/11 .....................       338
     434    7.00%, 1/1/12, Pool #E66116 .........       441
     973    6.50%, 3/1/13, Pool #E69466 .........       976
     726    6.50%, 6/1/13, Pool #E00552 .........       727
     654    7.00%, 6/1/13, Pool #E00554 .........       664
   2,098    6.00%, 4/1/14, Pool #E76469 .........     2,076
     458    8.00%, 6/15/20 ......................       470
     131    10.50%, 10/1/20, Pool #D24679 .......       144
     247    7.50%, 2/15/21 ......................       247
     267    8.50%, 6/15/21, Pool #1087- I .......       278
     207    6.00%, 9/15/21 ......................       206
     356    7.30%, 11/15/21, Pool #1355 K .......       358
   1,486    6.50%, 11/15/22, Pool #1152 .........     1,485
   2,000    7.15%, 1/15/23, Pool #1517-I ........     2,018
     250    7.00%, 2/15/23 ......................       251

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   500    6.50%, 5/25/23 ......................  $    495
     646    7.00%, 8/15/24, Pool #1883J .........       646
     326    9.50%, 9/15/24 ......................       332
     197    8.00%, 4/1/25, Pool #C00401 .........       202
     632    8.00%, 5/1/25, Pool #C80313 .........       650
     169    8.00%, 5/1/25, Pool #D60455 .........       174
     594    6.50%, 2/1/26, Pool #D68124 .........       587
     442    6.50%, 2/1/26, Pool #D68616 .........       437
     233    7.00%, 2/1/26, Pool #D69343 .........       235
     431    7.00%, 3/1/26, Pool #D69430 .........       433
     399    7.50%, 5/1/26, Pool #C00460 .........       406
     199    8.50%, 7/1/26, Pool #C00472 .........       206
     829    7.00%, 10/1/26, Pool #D75494 ........       834
     416    7.50%, 8/1/27, Pool #C00542 .........       423
     734    6.00%, 10/15/27 .....................       715
   1,000    6.00%, 1/15/28 ......................       976
     939    8.50%, 7/1/28, Gold Pool #G00981 ....       973
   1,899    6.00%, 8/1/28, Pool #C13638 .........     1,840
     877    6.00%, 11/15/28 .....................       855
   1,592    8.00%, 11/15/28 .....................     1,754
   4,897    7.50%, 1/1/30, Pool #C35358 .........     4,972
                                                   --------
                                                     31,435
                                                   --------
Government National Mortgage Assoc. (3.8%):
      10    6.50%, 12/16/06 .....................        10
     169    7.50%, 8/15/07, Pool #329613 ........       174
     280    6.50%, 7/15/08, Pool #349693 ........       283
     188    7.00%, 7/15/08, Pool #326444 ........       192
   1,332    7.00%, 7/15/08, Pool #348872 ........     1,361
      36    6.50%, 3/15/09, Pool #367398 ........        37
     761    6.50%, 5/15/09, Pool #366779 ........       769
     383    5.50%, 4/20/11, Pool #2222 ..........       374
       5    13.50%, 5/15/11, Pool #047241 .......         5
   1,695    6.50%, 9/15/13, Pool #468228 ........     1,705
      10    12.00%, 3/15/14, Pool #109220 .......        12
       6    13.50%, 9/15/14, Pool #119582 .......         7
      46    9.00%, 12/15/16, Pool #203620 .......        48
      46    8.00%, 4/15/17, Pool #192100 ........        47
      52    10.00%, 7/15/18, Pool #248404 .......        56
      23    8.00%, 5/15/22, Pool #329176 ........        24
     970    8.50%, 6/15/22, Pool #323423 ........     1,007
     575    8.50%, 12/15/22, Pool #780708 .......       598
      62    6.50%, 1/15/24, Pool #376656 ........        62
     587    7.00%, 4/15/24, Pool #355120 ........       592
      87    8.00%, 4/15/24, Pool #376038 ........        90
     312    8.00%, 8/15/24, Pool #394024 ........       322
     644    7.50%, 6/15/25, Pool #401860 ........       656
     868    7.00%, 8/15/25, Pool #413007 ........       874

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,112    8.50%, 9/20/25, Pool #412336 ........  $  1,143
     768    6.50%, 4/15/26, Pool #416192 ........       762
     669    6.50%, 4/15/26, Pool #424185 ........       664
     417    7.00%, 5/15/26, Pool #375344 ........       419
     293    7.50%, 5/15/26, Pool #375345 ........       298
     385    7.50%, 5/15/26, Pool #408313 ........       392
     228    8.00%, 5/15/26, Pool #426783 ........       234
     153    8.50%, 1/15/27, Pool #432266 ........       158
     483    8.00%, 9/15/27, Pool #451932 ........       495
     593    7.50%, 12/15/27, Pool #455358 .......       603
     816    6.50%, 3/15/28, Pool #430634 ........       808
     550    7.00%, 4/15/28, Pool #473915 ........       553
     822    7.50%, 5/15/28, Pool #465069 ........       837
     751    7.00%, 6/15/28, Pool #477123 ........       755
     781    8.00%, 7/20/28, Pool #2619 ..........       798
   1,793    6.00%, 10/20/28, Pool #2657 .........     1,737
                                                   --------
                                                     19,961
                                                   --------
  Total U.S. Government Agency Mortgages            102,962
                                                   --------
INVESTMENT COMPANIES (3.2%):
  16,839    One Group Prime Money Market Fund,
              Class I ...........................    16,839
                                                   --------
  Total Investment Companies                         16,839
                                                   --------
U.S. TREASURY OBLIGATIONS (5.7%):
U.S. Treasury Bonds (3.7%):
 $ 2,000    12.75%, 11/15/10 ....................     2,629
  13,000    10.38%, 11/15/12 ....................    16,720
                                                   --------
                                                     19,349
                                                   --------
U.S. Treasury Notes (1.4%):
   3,000    6.50%, 8/31/01 ......................     3,017
   4,200    6.13%, 12/31/01 .....................     4,226
                                                   --------
                                                      7,243
                                                   --------
U.S. Treasury STRIPS (0.6%):
   7,000    2/15/15 .............................     3,192
                                                   --------
  Total U.S. Treasury Obligations                    29,784
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (11.9%):
Master Notes (1.8%):
   4,080    Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................     4,080
   1,632    General Mills, 6.76%, 1/2/01* .......     1,632
     941    Lehman Brothers, 6.97%, 1/2/01* .....       941
   2,008    Wheels, Inc., 6.78%, 1/2/01* ........     2,008
     628    Willamette, 6.69%, 1/2/01* ..........       628
                                                   --------
                                                      9,289
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds (7.6%):
 $ 1,569    Associates Corp., 6.77%, 9/17/01* ...  $  1,587
   2,511    Bank of America, 6.84%, 7/5/01* .....     2,540
   1,883    Caterpillar Finance, 6.82%,
              5/1/01* ...........................     1,883
   1,569    Chase Manhattan, 6.88%, 5/6/02* .....     1,569
   1,569    First Union, 6.81%, 10/24/02* .......     1,569
   1,569    Ford Motor Credit, 6.80%,
              4/11/02* ..........................     1,569
   1,569    GMAC, 7.01%, 5/3/01* ................     1,569
     628    Greenwich Capital Markets, 7.16%,
              7/9/01* ...........................       628
   1,569    JP Morgan & Co., 6.78%, 5/4/01* .....     1,569
   2,354    Key Bank, 6.81%, 1/7/02* ............     2,352
   1,569    Lehman Brothers, 6.93%, 11/22/02* ...     1,569
   1,883    Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................     1,883
   1,569    Liberty Lighthouse, 6.71%,
              7/19/01* ..........................     1,569
   1,883    Liberty Lighthouse, 6.85%,
              4/12/02* ..........................     1,882
   1,569    Merrill Lynch, 6.93%, 5/6/02* .......     1,569
   1,255    Merrill Lynch, 6.83%, 10/23/02* .....     1,255
   1,883    Morgan Stanley, 6.50%, 10/15/02* ....     1,883
   1,569    National City Bank, 6.76%,
              10/23/02* .........................     1,569
     722    Salomon Smith Barney, 6.93%,
              2/5/01* ...........................       722
   1,569    Salomon Smith Barney, 6.84%,
              4/8/02* ...........................     1,569
   1,569    Sigma Finance Co., 6.70%,
              1/22/01* ..........................     1,569
   1,883    Sigma Financial, 6.68%, 5/15/01* ....     1,883
     941    Sigma Financial, 6.65%, 9/25/01* ....       943
   1,569    SPARCC, 6.76%, 4/2/01* ..............     1,569
   1,569    US Bancorp, 6.90%, 5/8/02* ..........     1,569
                                                   --------
                                                     39,838
                                                   --------
Repurchase Agreements (2.5%):
     174    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $186 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $182) .......       174
   4,707    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $4,946) ...........................     4,707
   8,159    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $8,685 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $8,573) ...........................     8,159
                                                   --------
                                                     13,040
                                                   --------
Total Short-Term Securities Held as Collateral
     for Securities Lending                          62,167
                                                   --------
Total (Cost $515,930)(a)                           $583,933
                                                   ========

Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $523,478.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 86,919
                   Unrealized depreciation......................   (18,916)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 68,003
                                                                  ========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $6,643 or 1.27% of net assets.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

 IF Inverse Floaters represents securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

See notes to financial statements.

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER (0.3%):
Asset Backed Securities (0.0%):
 $ 1,000    K2 USA, 6.51%, 3/5/01 ..............  $      989
                                                  ----------
Business Equipment & Services (0.3%):
  10,000    Tannehill Capital, 6.65%,
              3/21/01 ..........................       9,861
                                                  ----------
  Total Commercial Paper                              10,850
                                                  ----------
COMMON STOCKS (99.2%):
Business Equipment & Services (2.6%):
      55    Allied Waste Industries, Inc.
              (b) ..............................         800
     654    America Online, Inc. (b) ...........      22,766
     177    Automatic Data Processing, Inc. ....      11,193
      41    Ceridian Corp. (b) .................         814
      47    Computer Sciences Corp. (b) ........       2,836
      43    Convergys Corp. (b) ................       1,957
      20    Deluxe Corp. .......................         514
     131    Electronic Data Systems Corp. ......       7,562
      40    Equifax, Inc. ......................       1,140
     111    First Data Corp. ...................       5,830
      26    H & R Block, Inc. ..................       1,062
      21    Massey Energy Co. ..................         270
      91    Novell, Inc. (b) ...................         477
      84    Office Depot, Inc. (b) .............         596
      50    Omnicom Group, Inc. ................       4,106
     104    Paychex, Inc. ......................       5,068
      71    Pitney Bowes, Inc. .................       2,339
      34    R.R. Donnelley & Sons Co. ..........         924
      50    Robert Half International, Inc.
              (b) ..............................       1,312
      17    Ryder Systems, Inc. ................         278
      36    Sabre Group Holdings, Inc. (b) .....       1,561
      33    Sapient Corp. (b) ..................         398
     127    Staples, Inc. (b) ..................       1,502
     174    Waste Management, Inc. .............       4,829
     156    Yahoo, Inc. (b) ....................       4,702
                                                  ----------
                                                      84,836
                                                  ----------
Capital Goods (6.9%):
      23    Black & Decker Corp. ...............         893
     249    Boeing Co. .........................      16,423
      96    Caterpillar, Inc. ..................       4,552
      26    Cooper Industries, Inc. ............       1,201
      17    Crane Co. ..........................         484
      12    Cummins Engine, Inc. ...............         443
      66    Deere & Co. ........................       3,010
      57    Dover Corp. ........................       2,308
     120    Emerson Electric Co. ...............       9,424
   2,775    General Electric Co. ...............     133,015
      85    Illinois Tool Works, Inc. ..........       5,042
      45    Ingersoll-Rand Co. .................       1,883
      24    Johnson Controls, Inc. .............       1,251

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
      55    Molex, Inc. ........................  $    1,944
      11    National Service Industries,
              Inc. .............................         295
      17    Navistar International Corp. (b) ...         434
      21    Paccar, Inc. .......................       1,054
      33    Parker-Hannifin Corp. ..............       1,440
      47    PPG Industries, Inc. ...............       2,187
      51    Thermo Electron Corp. (b) ..........       1,503
      17    Timken Co. .........................         254
     490    Tyco International, Ltd. ...........      27,180
     131    United Technologies Corp. ..........      10,316
      26    W.W. Grainger, Inc. ................         962
                                                  ----------
                                                     227,498
                                                  ----------
Consumer Durable (1.3%):
      36    AutoZone, Inc. (b) .................       1,017
       6    Briggs & Stratton Corp. ............         267
      20    Cooper Tire & Rubber Co. ...........         216
      41    Dana Corp. .........................         634
      40    Danaher Corp. ......................       2,714
     157    Delphi Automotive Systems Corp. ....       1,764
      84    Eastman Kodak Co. ..................       3,310
      20    Eaton Corp. ........................       1,477
     525    Ford Motor Co. .....................      12,299
     158    General Motors Corp. ...............       8,059
      48    Genuine Parts Co. ..................       1,268
      44    Goodyear Tire & Rubber Co. .........       1,011
      85    Harley-Davidson, Inc. ..............       3,374
      25    ITT Industries, Inc. ...............         953
      14    Liz Claiborne, Inc. ................         603
      22    Maytag Corp. .......................         696
      16    Snap-On, Inc. ......................         455
      24    Stanley Works ......................         750
      37    Visteon Corp. ......................         422
      19    Whirlpool Corp. ....................         891
                                                  ----------
                                                      42,180
                                                  ----------
Consumer Non-Durable (7.5%):
      10    Adolph Coors Co., Class B ..........         828
      16    Alberto-Culver Co., Class B ........         671
      18    American Greetings Corp., Class
              A ................................         168
     253    Anheuser-Busch Co., Inc. ...........      11,492
     177    Archer-Daniels-Midland Co. .........       2,660
      67    Avon Products, Inc. ................       3,190
       8    Ball Corp. .........................         363
      15    Bemis Co., Inc. ....................         498
      19    Brown-Forman Corp., Class B ........       1,274
     118    Campbell Soup Co. ..................       4,084
      66    Clorox Co. .........................       2,342

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     694    Coca-Cola Co. ......................  $   42,320
     117    Coca-Cola Enterprises, Inc. ........       2,224
     160    Colgate Palmolive Co. ..............      10,347
     149    ConAgra Foods, Inc. ................       3,883
      43    Fortune Brands, Inc. ...............       1,303
      79    General Mills, Inc. ................       3,525
     295    Gillette Co. .......................      10,654
      97    H.J. Heinz Co. .....................       4,606
      38    Hershey Foods Corp. ................       2,452
      27    International Flavors & Fragrances,
              Inc. .............................         558
     114    Kellogg Co. ........................       2,983
     150    Kimberly-Clark Corp. ...............      10,570
     367    McDonald's Corp. ...................      12,487
      75    Newell Rubbermaid, Inc. ............       1,698
      44    Pactiv Corp. (b) ...................         549
     404    PepsiCo, Inc. ......................      20,037
     623    Philip Morris Co. ..................      27,396
     365    Procter & Gamble Co. ...............      28,637
      37    Quaker Oats Co. ....................       3,578
      86    Ralston Purina Group ...............       2,246
      16    Reebok International Ltd. (b) ......         439
     233    Sara Lee Corp. .....................       5,734
      37    SuperValu, Inc. ....................         516
     187    Sysco Corp. ........................       5,615
      16    Tupperware Corp. ...................         329
     160    Unilever N.V. ......................      10,071
      46    UST, Inc. ..........................       1,280
      32    Wm. Wrigley Junior Co. .............       3,029
                                                  ----------
                                                     246,636
                                                  ----------
Consumer Services (3.4%):
      24    Brunswick Corp. ....................         402
     164    Carnival Corp. .....................       5,044
     204    Cendant Corp. (b) ..................       1,965
     164    Clear Channel Communications, Inc.
              (b) ..............................       7,933
     253    Comcast Corp., Class A (b) .........      10,557
      24    Dow Jones & Co., Inc. ..............       1,385
      74    Gannett Co., Inc. ..................       4,659
      21    Harcourt General, Inc. .............       1,177
      33    Harrah's Entertainment, Inc. (b) ...         864
      48    Hasbro, Inc. .......................         513
     103    Hilton Hotels Corp. ................       1,083
      86    Interpublic Group of Cos., Inc. ....       3,669
      21    Knight-Ridder, Inc. ................       1,167
      67    Marriott International, Inc., Class
              A ................................       2,841

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     119    Mattel, Inc. .......................  $    1,726
      55    McGraw-Hill Co., Inc. ..............       3,211
      14    Meredith Corp. .....................         453
      46    New York Times Co., Class A ........       1,825
      54    Starwood Hotels & Resorts
              Worldwide ........................       1,904
     372    Time Warner, Inc. ..................      19,421
      85    Tribune Co. ........................       3,578
     424    Viacom, Inc., Class B (b) ..........      19,806
     584    Walt Disney Co. ....................      16,892
                                                  ----------
                                                     112,075
                                                  ----------
Energy (6.5%):
      25    Amerada Hess Corp. .................       1,815
      70    Anadarko Petroleum Corp. ...........       4,955
      35    Apache Corp. .......................       2,422
      20    Ashland Co., Inc. ..................         703
      93    Baker Hughes, Inc. .................       3,866
      60    Burlington Resources, Inc. .........       3,046
     180    Chevron Corp. ......................      15,179
     175    Conoco, Inc., Class B ..............       5,051
      36    Devon Energy Corp. .................       2,191
      65    El Paso Energy Corp. ...............       4,661
      33    EOG Resources, Inc. ................       1,788
     973    Exxon Mobil Corp. ..................      84,627
     124    Halliburton Co. ....................       4,489
      26    Kerr-McGee Corp. ...................       1,767
      17    McDermott International, Inc. ......         185
      41    Nabors Industries, Inc. (b) ........       2,431
     103    Occidental Petroleum Corp. .........       2,509
      71    Phillips Petroleum Co. .............       4,065
      26    Rowan Cos., Inc. (b) ...............         714
     601    Royal Dutch Petroleum Co., NY
              Shares ...........................      36,369
     160    Schlumberger Ltd. ..................      12,813
      24    Sunoco, Inc. .......................         801
     155    Texaco, Inc. .......................       9,628
      41    Tosco Corp. ........................       1,374
      59    Transocean Offshore Sedco Forex,
              Inc. .............................       2,713
      68    Unocal Corp. .......................       2,633
      87    USX-Marathon Group, Inc. ...........       2,413
                                                  ----------
                                                     215,208
                                                  ----------
Financial Services (17.1%):
      74    AFLAC, Inc. ........................       5,359
     205    Allstate Corp. .....................       8,920
      29    Ambac Financial Group, Inc. ........       1,717
     372    American Express Co. ...............      20,462
      70    American General Corp. .............       5,735

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     652    American International Group,
              Inc. .............................  $   64,249
     105    AmSouth Bancorp ....................       1,603
      72    Aon Corp. ..........................       2,455
     456    Bank of America Corp. ..............      20,910
     207    Bank of New York Co., Inc. .........      11,442
     324    Bank One Corp. .....................      11,866
     111    BB&T Corp. .........................       4,145
      30    Bear Stearns Co., Inc. .............       1,517
      55    Capital One Financial Corp. ........       3,630
     387    Charles Schwab Corp. ...............      10,993
      58    Charter One Financial, Inc. ........       1,685
     367    Chase Manhattan Corp. (b) ..........      16,675
      49    Chubb Corp. ........................       4,238
      45    Cincinnati Financial Corp. .........       1,783
      73    CIT Group, Inc. (The) ..............       1,463
   1,408    Citigroup, Inc. ....................      71,880
      44    Comerica, Inc. .....................       2,608
      91    Conseco, Inc. ......................       1,201
      32    Countrywide Credit Industries,
              Inc. .............................       1,608
     282    Fannie Mae .........................      24,476
     129    Fifth Third Bancorp ................       7,727
     274    First Union Corp. ..................       7,629
     266    Firstar Corp. ......................       6,185
     253    FleetBoston Financial Corp. ........       9,519
      68    Franklin Resources, Inc. ...........       2,599
     195    Freddie Mac ........................      13,410
      44    Golden West Financial Corp. ........       2,990
      63    Hartford Financial Services Group,
              Inc. .............................       4,455
     132    Household International, Inc. ......       7,250
      70    Huntington Bancshares, Inc. ........       1,138
      29    Jefferson-Pilot Corp. ..............       2,159
      45    JP Morgan & Co., Inc. ..............       7,410
     119    Key Corp. ..........................       3,339
      67    Lehman Brothers Holding, Inc. ......       4,514
      54    Lincoln National Corp. .............       2,536
      28    Loews Corp. ........................       2,858
      77    Marsh & McLennan Co. ...............       9,009
      28    MBIA, Inc. .........................       2,045
     238    MBNA Corp. .........................       8,809
     137    Mellon Financial Corp. .............       6,720
     227    Merrill Lynch & Co., Inc. ..........      15,467
     214    Metlife, Inc. ......................       7,494
      30    MGIC Investment Corp. ..............       2,014
      46    Moody's Corp. ......................       1,171
     314    Morgan Stanley Dean Witter & Co. ...      24,875
     170    National City Corp. ................       4,899
      62    Northern Trust Corp. ...............       5,069
      39    Old Kent Financial Corp. ...........       1,696

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      81    PNC Financial Services Group .......  $    5,916
      21    Progressive Corp. ..................       2,128
      80    Providian Financial Corp. ..........       4,604
      62    Regions Financial Corp. ............       1,696
      36    SAFECO Corp. .......................       1,174
      47    Southtrust Corp. ...................       1,916
      61    St. Paul Co., Inc. .................       3,310
      45    State Street Corp. .................       5,614
      62    Stilwell Financial, Inc. ...........       2,456
      49    Summit Bancorp .....................       1,866
      83    SunTrust Banks, Inc. ...............       5,226
      80    Synovus Financial Corp. ............       2,143
      34    T. Rowe Price Group, Inc. ..........       1,436
      35    Torchmark Corp. ....................       1,360
     211    U.S. Bancorp .......................       6,156
      38    Union Planters Corp. ...............       1,350
      67    UnumProvident Corp. ................       1,811
      46    USA Education, Inc. ................       3,127
      57    Wachovia Corp. .....................       3,310
     151    Washington Mutual, Inc. ............       8,012
     479    Wells Fargo & Co. ..................      26,656
                                                  ----------
                                                     568,873
                                                  ----------
Health Care (14.2%):
     433    Abbott Laboratories ................      20,980
      40    Aetna, Inc. (b) ....................       1,629
      37    Allergan, Inc. .....................       3,568
      66    ALZA Corp. (b) .....................       2,815
     367    American Home Products Corp. .......      23,325
     289    Amgen, Inc. (b) ....................      18,495
      15    Bausch & Lomb, Inc. ................         605
      82    Baxter International, Inc. .........       7,275
      71    Becton, Dickinson & Co. ............       2,456
      41    Biogen, Inc. (b) ...................       2,487
      50    Biomet, Inc. .......................       1,983
     113    Boston Scientific Corp. (b) ........       1,553
     548    Bristol-Myers Squibb Co. ...........      40,486
      14    C.R. Bard, Inc. ....................         663
      78    Cardinal Health, Inc. ..............       7,788
      54    Chiron Corp. (b) ...................       2,385
      43    Cigna Corp. ........................       5,687
     316    Eli Lilly & Co. ....................      29,378
      25    Forest Laboratories, Inc. (b) ......       3,255
      86    Guidant Corp. (b) ..................       4,646
     155    HCA-The Healthcare Corp. ...........       6,810
     108    Healthsouth Corp. (b) ..............       1,768
      48    Humana, Inc. (b) ...................         725
      82    IMS Health, Inc. ...................       2,219

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     389    Johnson & Johnson ..................  $   40,892
      47    King Pharmaceuticals, Inc. (b) .....       2,445
      29    Manor Care, Inc. (b) ...............         591
      80    McKesson HBOC, Inc. ................       2,855
      59    MedImmune, Inc. (b) ................       2,815
     336    Medtronic, Inc. ....................      20,313
     646    Merck & Co., Inc. ..................      60,467
      13    Millipore Corp. ....................         820
   1,767    Pfizer, Inc. .......................      81,268
     361    Pharmacia Corp. ....................      22,028
      32    Quintiles Transnational Corp.
              (b) ..............................         677
     409    Schering-Plough Corp. ..............      23,235
      24    St. Jude Medical, Inc. (b) .........       1,457
      55    Stryker Corp. ......................       2,769
      89    Tenet Healthcare Corp. (b) .........       3,945
      89    UnitedHealth Group, Inc. ...........       5,481
      29    Watson Pharmaceuticals, Inc. (b) ...       1,470
      17    Wellpoint Health Networks, Inc.
              (b) ..............................       2,017
                                                  ----------
                                                     468,526
                                                  ----------
Multi-Industry (1.2%):
     258    Corning, Inc. ......................      13,601
       9    FMC Corp. (b) ......................         614
     223    Honeywell International, Inc. ......      10,565
     110    Minnesota Mining & Manufacturing
              Co. ..............................      13,307
      40    Textron, Inc. ......................       1,852
                                                  ----------
                                                      39,939
                                                  ----------
Raw Materials (1.8%):
      64    Air Products and Chemicals, Inc. ...       2,633
      91    Alcan Aluminum, Ltd. ...............       3,096
     242    Alcoa, Inc. ........................       8,114
      23    Allegheny Technologies, Inc. .......         358
      31    Avery Dennison Corp. ...............       1,696
      29    B. F. Goodrich Co. .................       1,037
     111    Barrick Gold Corp. .................       1,816
     190    Dow Chemical Co. ...................       6,957
     292    E.I. du Pont de Nemours & Co. ......      14,111
      21    Eastman Chemical Co. ...............       1,048
      36    Ecolab, Inc. .......................       1,534
      36    Engelhard Corp. ....................         731
      42    Freeport-McMoRan Copper & Gold,
              Inc., Class B (b) ................         357
      14    Great Lakes Chemical Corp. .........         524
      30    Hercules, Inc. .....................         575
      74    Homestake Mining Co. ...............         309
      51    Inco Ltd. (b) ......................         854

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      47    Newmont Mining Corp. ...............  $      806
      22    Nucor Corp. ........................         866
      35    Pall Corp. .........................         736
      22    Phelps Dodge Corp. .................       1,228
      92    Placer Dome, Inc. ..................         882
      44    Praxair, Inc. ......................       1,971
      62    Rohm & Haas Co. ....................       2,234
      45    Sherwin-Williams Co. ...............       1,185
      22    Sigma-Aldrich Corp. ................         849
      38    Union Carbide Corp. ................       2,035
      25    USX-U.S. Steel Group, Inc. .........         448
      28    Vulcan Materials Co. ...............       1,352
      24    Worthington Industries, Inc. .......         194
                                                  ----------
                                                      60,536
                                                  ----------
Retail (6.0%):
     118    Albertson's, Inc. ..................       3,124
      79    Bed Bath & Beyond, Inc. (b) ........       1,773
      58    Best Buy Co., Inc. (b) .............       1,720
      58    Circuit City Stores, Inc. ..........         664
      31    Consolidated Stores Corp. (b) ......         332
     125    Costco Wholesale Corp. (b) .........       5,004
     110    CVS Corp. ..........................       6,577
      34    Darden Restaurants, Inc. ...........         767
      26    Dillard's, Inc., Class A ...........         305
      92    Dollar General Corp. ...............       1,741
      57    Federated Department Stores, Inc.
              (b) ..............................       1,978
     238    Gap, Inc. ..........................       6,069
     649    Home Depot, Inc. ...................      29,630
      74    J.C. Penney, Inc. ..................         800
     135    KMart, Inc. (b) ....................         717
      93    Kohl's Corp. (b) ...................       5,664
     230    Kroger Co. (b) .....................       6,238
     119    Limited, Inc. ......................       2,033
      10    Longs Drug Stores, Inc. ............         252
     107    Lowe's Cos., Inc. ..................       4,771
      83    May Department Stores Co. ..........       2,731
      76    Nike, Inc., Class B ................       4,220
      36    Nordstrom, Inc. ....................         656
      52    RadioShack Corp. ...................       2,229
     140    Safeway, Inc. (b) ..................       8,771
      94    Sears Roebuck & Co. ................       3,252
      52    Starbucks Corp. (b) ................       2,318
     251    Target Corp. .......................       8,091
      41    Tiffany & Co. ......................       1,291
      79    TJX Cos., Inc. .....................       2,185
      57    Toys "R" Us, Inc. (b) ..............         954
      41    Tricon Global Restaurants, Inc.
              (b) ..............................       1,352

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
      32    V.F. Corp. .........................  $    1,155
   1,251    Wal-Mart Stores, Inc. ..............      66,449
     284    Walgreen Co. .......................      11,861
      32    Wendy's International, Inc. ........         838
      39    Winn-Dixie Stores, Inc. ............         759
                                                  ----------
                                                     199,271
                                                  ----------
Shelter (0.7%):
      16    Boise Cascade Corp. ................         539
      17    Centex Corp. .......................         621
      21    Fluor Corp. (b) ....................         701
      63    Georgia-Pacific Corp. ..............       1,957
     135    International Paper Co. ............       5,502
      12    Kaufman & Broad Home Corp. .........         406
      55    Leggett & Platt, Inc. ..............       1,039
      29    Louisiana-Pacific Corp. ............         295
     125    Masco Corp. ........................       3,209
      28    Mead Corp. .........................         888
       8    Potlatch Corp. .....................         267
      11    Pulte Corp. ........................         479
      24    Sealed Air Corp. (b) ...............         717
      14    Temple-Inland, Inc. ................         738
      28    Westvaco Corp. .....................         825
      61    Weyerhaeuser Co. ...................       3,115
      31    Williamette Industries, Inc. .......       1,433
                                                  ----------
                                                      22,731
                                                  ----------
Technology (20.1%):
      28    Adaptec, Inc. (b) ..................         283
     216    ADC Telecommunications, Inc. (b) ...       3,918
      67    Adobe Systems, Inc. ................       3,914
      88    Advanced Micro Devices, Inc. (b) ...       1,209
     127    Agilent Technologies, Inc. (b) .....       6,944
     111    Altera Corp. (b) ...................       2,920
      55    American Power Conversion Corp.
              (b) ..............................         675
     100    Analog Devices, Inc. (b) ...........       5,126
      23    Andrew Corp. (b) ...................         496
      91    Apple Computer, Inc. (b) ...........       1,354
      59    Applera Corp.-Applied Biosystems
              Group ............................       5,546
     227    Applied Materials, Inc. (b) ........       8,672
      16    Autodesk, Inc. .....................         434
      78    Avaya, Inc. (b) ....................         804
      69    BMC Software, Inc. (b) .............         963
      66    Broadcom Corp., Class A (b) ........       5,532
      75    BroadVision, Inc. (b) ..............         891
      52    Cabletron Systems, Inc. (b) ........         780
   2,015    Cisco Systems, Inc. (b) ............      77,089

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      52    Citrix System, Inc. (b) ............  $    1,168
     476    Compaq Computer Corp. ..............       7,165
     163    Computer Associates International,
              Inc. .............................       3,169
     103    Compuware Corp. (b) ................         641
      46    Comverse Technology, Inc. (b) ......       5,010
      64    Conexant Systems, Inc. (b) .........         980
     724    Dell Computer Corp. (b) ............      12,632
     613    EMC Corp. (b) ......................      40,747
      91    Gateway, Inc. (b) ..................       1,629
      56    General Dynamics Corp. .............       4,356
     248    Global Crossing Ltd. (b) ...........       3,545
     554    Hewlett-Packard Co. ................      17,478
     491    IBM Corp. ..........................      41,760
   1,885    Intel Corp. ........................      56,656
      58    Intuit, Inc. (b) ...................       2,279
     269    JDS Uniphase Corp. (b) .............      11,225
      52    KLA-Tencor Corp. (b) ...............       1,756
      36    Lexmark International, Inc. (b) ....       1,580
      89    Linear Technology Corp. ............       4,102
     121    Lockheed Martin Corp. ..............       4,095
      89    LSI Logic Corp. (b) ................       1,529
     935    Lucent Technologies, Inc. ..........      12,625
      80    Maxim Integrated Products, Inc.
              (b) ..............................       3,801
      23    Mercury Interactive Corp. (b) ......       2,049
     159    Micron Technology, Inc. (b) ........       5,639
   1,493    Microsoft Corp. (b) ................      64,770
     612    Motorola, Inc. .....................      12,387
      50    National Semiconductor Corp. (b) ...       1,004
      27    NCR Corp. (b) ......................       1,328
      88    Network Appliance, Inc. (b) ........       5,679
     867    Nortel Networks Corp. ..............      27,810
      20    Northrop Grumman Corp. .............       1,672
      37    Novellus Systems, Inc. (b) .........       1,325
   1,567    Oracle Corp. (b) ...................      45,554
     158    Palm, Inc. (b) .....................       4,487
      76    Parametric Technology Corp. (b) ....       1,024
      80    Peoplesoft, Inc. (b) ...............       2,974
      14    PerkinElmer, Inc. ..................       1,460
      22    Power-One, Inc. (b) ................         865
      26    Qlogic Corp. (b) ...................       1,976
     209    Qualcomm, Inc. (b) .................      17,207
      95    Raytheon Co., Class B ..............       2,955
      51    Rockwell International Corp. .......       2,447
      42    Sanmina Corp. (b) ..................       3,245
     120    Siebel Systems, Inc. (b) ...........       8,133
     178    Solectron Corp. (b) ................       6,041
     902    Sun Microsystems, Inc. (b) .........      25,135
      41    Symbol Technologies, Inc. ..........       1,476

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      27    Tektronix, Inc. ....................  $      894
     115    Tellabs, Inc. (b) ..................       6,495
      49    Teradyne, Inc. (b) .................       1,817
     484    Texas Instruments, Inc. ............      22,951
      16    Thomas & Betts Corp. ...............         263
      35    TRW, Inc. ..........................       1,351
      88    Unisys Corp. (b) ...................       1,282
     109    Veritas Software Corp. (b) .........       9,556
      50    Vitesse Semiconductor Corp. (b) ....       2,782
     187    Xerox Corp. ........................         864
      92    Xilinx, Inc. (b) ...................       4,258
                                                  ----------
                                                     668,633
                                                  ----------
Transportation (0.7%):
      42    AMR Corp. (b) ......................       1,651
     111    Burlington Northern Santa Fe
              Corp. ............................       3,129
      61    CSX Corp. ..........................       1,576
      34    Delta Air Lines, Inc. ..............       1,729
      80    FedEx Corp. (b) ....................       3,190
     107    Norfolk Southern Corp. .............       1,431
     141    Southwest Airlines Co. .............       4,713
      69    Union Pacific Corp. ................       3,521
      19    US Airways Group, Inc. (b) .........         788
                                                  ----------
                                                      21,728
                                                  ----------
Utilities (9.2%):
     128    AES Corp. (b) ......................       7,113
      31    Allegheny Energy, Inc. .............       1,489
      88    ALLTEL Corp. .......................       5,464
      38    Ameren Corp. .......................       1,777
      90    American Electric Power Co.,
              Inc. .............................       4,195
   1,051    AT&T Corp. .........................      18,197
     523    BellSouth Corp. ....................      21,417
      79    Calpine Corp. (b) ..................       3,555
      39    CenturyTel, Inc. ...................       1,408
      45    Cinergy Corp. ......................       1,565
      34    CMS Energy Corp. ...................       1,074
      60    Coastal Corp. ......................       5,324
      59    Consolidated Edison, Inc. ..........       2,285
      42    Constellation Energy Group, Inc. ...       1,896
      67    Dominion Resources, Inc. of
              Virginia .........................       4,480
      40    DTE Energy Co. .....................       1,555
     103    Duke Energy Corp. ..................       8,805
      91    Dynegy, Inc. .......................       5,074
      91    Edison International ...............       1,426
     209    Enron Corp. ........................      17,376
      67    Entergy Corp. ......................       2,829

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      89    Exelon Corp. .......................  $    6,261
      63    First Energy Corp. .................       1,993
      52    FPL Group, Inc. ....................       3,717
      36    GPU, Inc. ..........................       1,338
      38    Keyspan Corp. ......................       1,598
      32    Kinder Morgan, Inc. ................       1,672
     213    Nextel Communications, Inc., Class
              A ................................       5,279
      45    Niagara Mohawk Holdings, Inc.
              (b) ..............................         749
      13    NICOR, Inc. ........................         550
      57    NiSource, Inc. .....................       1,756
       8    Oneok, Inc. ........................         395
      10    Peoples Energy Corp. ...............         444
     108    PG&E Corp. .........................       2,170
      24    Pinnacle West Capital Corp. ........       1,132
      41    PPL Corp. ..........................       1,833
      80    Progress Energy, Inc. (b) ..........       3,947
      28    Progress Energy, Inc., CVO (b) .....          12
      60    Public Service Enterprise Group ....       2,920
     464    Qwest Communications International,
              Inc. (b) .........................      19,015
      83    Reliant Energy, Inc. ...............       3,576
     948    SBC Communications, Inc. ...........      45,262
      45    Scientific-Atlanta, Inc. ...........       1,469
      57    Sempra Energy ......................       1,334
     189    Southern Co. .......................       6,293
     248    Sprint Corp. .......................       5,030
     261    Sprint Corp., PCS (b) ..............       5,336
      72    TXU Corp. ..........................       3,205
     756    Verizon Communications .............      37,887
     123    Williams Cos., Inc. ................       4,920
     806    WorldCom, Inc. (b) .................      11,338
      95    Xcel Energy, Inc. ..................       2,773
                                                  ----------
                                                     303,508
                                                  ----------
  Total Common Stocks                              3,282,178
                                                  ----------
INVESTMENT COMPANIES (0.5%):
  17,379    One Group Prime Money Market Fund,
              Class I ..........................      17,379
                                                  ----------
  Total Investment Companies                          17,379
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $ 2,020    1/18/01 ............................       2,016
     685    3/15/01 (c) ........................         677
                                                  ----------
  Total U.S. Treasury Obligations                      2,693
                                                  ----------

Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (4.3%):
Master Notes (0.6%):
 $ 8,723    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ...................  $    8,723
   3,489    General Mills, 6.76%, 1/2/01* ......       3,489
   2,013    Lehman Brothers, 6.97%, 1/2/01* ....       2,013
   4,294    Wheels, Inc., 6.78%, 1/2/01* .......       4,294
   1,342    Willamette, 6.69%, 1/2/01* .........       1,342
                                                  ----------
                                                      19,861
                                                  ----------
Put Bonds (2.9%):
   3,355    Associates Corp., 6.77%,
              9/17/01* .........................       3,392
   5,368    Bank of America, 6.84%, 7/5/01* ....       5,428
   4,026    Caterpillar Finance, 6.82%,
              5/1/01* ..........................       4,026
   3,355    Chase Manhattan, 6.88%, 5/6/02* ....       3,355
   3,355    First Union, 6.81%, 10/24/02* ......       3,355
   3,355    Ford Motor Credit, 6.80%,
              4/11/02* .........................       3,355
   3,355    GMAC, 7.01%, 5/3/01* ...............       3,355
   1,342    Greenwich Capital Markets, 7.16%,
              7/9/01* ..........................       1,342
   8,016    Greenwich Capital Markets, 7.23%,
              12/2/02* .........................       8,016
   3,355    JP Morgan & Co., 6.78%, 5/4/01* ....       3,355
   5,032    Key Bank, 6.81%, 1/7/02* ...........       5,028
   3,355    Lehman Brothers, 6.93%,
              11/22/02* ........................       3,355
   4,026    Lexington Park Capital Corp., 6.66%,
              1/25/01* .........................       4,026
   3,355    Liberty Lighthouse, 6.71%,
              7/19/01* .........................       3,355
   4,026    Liberty Lighthouse, 6.85%,
              4/12/02* .........................       4,024
   3,355    Merrill Lynch, 6.93%, 5/6/02* ......       3,355
   2,684    Merrill Lynch, 6.83%, 10/23/02* ....       2,684
   4,026    Morgan Stanley, 6.50%, 10/15/02* ...       4,026
   3,355    National City Bank, 6.76%,
              10/23/02* ........................       3,354

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $ 1,543    Salomon Smith Barney, 6.93%,
              2/5/01* ..........................  $    1,543
   3,355    Salomon Smith Barney, 6.84%,
              4/8/02* ..........................       3,355
   1,437    Salomon Smith Barney, 7.04%,
              7/10/03* .........................       1,436
   3,354    Sigma Finance Co., 6.70%,
              1/22/01* .........................       3,354
   4,026    Sigma Financial, 6.68%, 5/15/01* ...       4,026
   2,013    Sigma Financial, 6.65%, 9/25/01* ...       2,016
   3,355    SPARCC, 6.76%, 4/2/01* .............       3,355
   3,355    US Bancorp, 6.90%, 5/8/02* .........       3,355
                                                  ----------
                                                      94,626
                                                  ----------
Repurchase Agreements (0.8%):
     372    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $397 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $390) ......         372
  10,064    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $10,575) .........................      10,064
  17,445    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $18,569 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $18,330) .........................      17,445
                                                  ----------
                                                      27,881
                                                  ----------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                           142,368
                                                  ----------
Total (Cost $2,128,344)(a)                        $3,455,468
                                                  ==========

------------
Percentages indicated are based on net assets of $3,309,266.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,553,471
                   Unrealized depreciation......................    (226,347)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $1,327,124
                                                                  ==========

 (b) Non-income producing securities.

 (c) Serves as collateral for Future Contracts.

   * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate at December 31, 2000.

CVO Contingent Value Obligation

See notes to financial statements.

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS (98.3%):
Business Equipment & Services (10.7%):
     2      A.C. Nielson Corp. (b) ...............  $    58
     1      Aaron Rents, Inc. ....................        8
     1      ABM Industries, Inc. .................       20
     3      Acxiom Corp. (b) .....................       97
     1      Administaff, Inc. (b) ................       20
     1      Advance Paradigm, Inc. (b) ...........       39
     1      Advo, Inc. (b) .......................       24
     2      Affiliated Computer Services, Inc.,
              Class A (b) ........................       91
     1      American Management Systems, Inc.
              (b) ................................       23
     2      Apollo Group, Inc., Class A (b) ......      103
     1      Banta Corp. ..........................       18
     1      Billing Information Concepts (b) .....        2
     1      Bowne & Co., Inc. ....................       10
     2      Catalina Marketing Corp. (b) .........       60
     1      Central Parking Corp. ................       20
     2      Checkfree Corp. (b) ..................       91
     1      Checkpoint Systems, Inc. (b) .........        6
     0      Chemed Corp. (c) .....................       10
     1      Choicepoint, Inc. (b) ................       76
     2      Ciber, Inc. (b) ......................        8
     5      Cintas Corp. .........................      248
     4      Comdisco, Inc. .......................       49
     1      Computer Task Group, Inc. ............        2
     0      Concord Communications, Inc.
              (b)(c) .............................        4
     6      Concord EFS, Inc. (b) ................      264
     0      Consolidated Graphics, Inc. (b)(c) ...        4
     1      CSG Systems International, Inc.
              (b) ................................       68
     0      Cuno, Inc. (b)(c) ....................       12
     0      Cyrk, Inc. (b)(c) ....................        1
     1      Dendrite International, Inc. (b) .....       25
     4      DST Systems, Inc. (b) ................      235
     1      eLoyalty Corp. (b) ...................        9
     0      F.Y.I., Inc. (b)(c) ..................       17
     1      Factset Research Systems, Inc. .......       33
     0      Fair Issac & Co., Inc. (c) ...........       20
     3      Fiserv, Inc. (b) .....................      165
     1      Franklin Covey Co. (b) ...............        5
     1      G & K Services, Inc., Class A ........       17
     3      Galileo International, Inc. ..........       50
     2      Gartner Group Inc., Class B (b) ......       15
     2      Ha-Lo Industries, Inc. (b) ...........        4
     1      Heidrick & Struggles International,
              Inc. (b) ...........................       23
     2      Herman Miller, Inc. ..................       63
     1      HNC Software, Inc. (b) ...............       27
     1      Hyperion Solutions Corp. (b) .........       14
     1      Information Resources, Inc. (b) ......        3

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
     0      Innovex, Inc. (b)(c) .................  $     3
     1      Insight Enterprises, Inc. (b) ........       21
     0      Insurance Auto Auctions, Inc.
              (b)(c) .............................        4
     1      Jack Henry & Associates, Inc. ........       75
     1      Jacobs Engineering Group, Inc. (b) ...       35
     1      John H. Harland Co. ..................       11
     1      Kelly Services, Inc., Class A ........       24
     2      KEMET Corp. (b) ......................       37
     1      Korn/Ferry International (b) .........       22
     1      Labor Ready, Inc. (b) ................        4
     2      Lennox International, Inc. ...........       12
     2      Manpower, Inc. .......................       80
     1      Maximus, Inc. (b) ....................       21
     0      Memberworks, Inc. (b)(c) .............       10
     3      Modis Professional Services, Inc.
              (b) ................................       11
     0      Nashua Corp. (c) .....................        1
     1      NCO Group, Inc. (b) ..................       21
     0      New England Business Services (c) ....        6
     2      NOVA Corp. (b) .......................       36
     2      Nvidia Corp. (b) .....................       61
     1      Ogden Corp. (b) ......................       22
     1      Pegasus Solutions, Inc. (b) ..........        5
     1      Pittston Brink's Group ...............       28
     1      Prepaid Legal Services, Inc. (b) .....       17
     1      Profit Recovery Group International
              (b) ................................        9
     0      QRS Corp. (b)(c) .....................        5
     1      Radisys Corp. (b) ....................       13
     2      Reynolds & Reynolds Co., Class A .....       44
     1      Rollins, Inc. ........................       17
     1      RSA Security, Inc. (b) ...............       58
     1      Saga Systems, Inc. (b) ...............        9
     0      Scott Technologies, Inc. (b)(c) ......       10
     2      SEI Investments Co. ..................      168
     2      Sensormatic Electronics Corp. (b) ....       43
     2      Sotheby's Holdings, Inc., Class A
              (b) ................................       38
     2      Spherion Corp. (b) ...................       20
     1      Standard Register Co. ................       11
     0      Startek, Inc. (b)(c) .................        6
     4      Sungard Data Systems, Inc. (b) .......      174
     1      Sykes Enterprises, Inc. (b) ..........        5
     0      Tetra Technologies, Inc. (b)(c) ......        6
     1      True North Communications, Inc. ......       60
     1      United Stationers, Inc. (b) ..........       23
     0      URS Corp. (b)(c) .....................        7
     1      Varian Semiconductor Equipment
              Associates, Inc. (b) ...............       21
     3      Viad Corp. ...........................       60
     0      Volt Information Sciences, Inc.
              (b)(c) .............................        8

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
     1      Wallace Computer Services, Inc. ......  $    20
     4      Waters Corp. (b) .....................      300
     1      Zebra Technologies Corp., Class A
              (b) ................................       37
                                                    -------
                                                      3,900
                                                    -------
Capital Goods (5.1%):
     1      AAR Corp. ............................       10
     1      Advanced Energy Industries (b) .......       20
     2      AGCO Corp. ...........................       20
     0      Amcast Industrial Corp. (c) ..........        2
     2      American Standard Cos., Inc. (b) .....       95
     1      Applied Industrial Technologies,
              Inc. ...............................       12
     1      Astec Industries, Inc. (b) ...........        7
     1      Baldor Electric Co. ..................       20
     1      Barnes Group, Inc. ...................       10
     1      Belden, Inc. .........................       18
     0      Building Material Holding Co.
              (b)(c) .............................        3
     0      Butler Manufacturing Co. (c) .........        5
     1      C&D Technologies, Inc. ...............       32
     1      C-COR.net Corp. (b) ..................        9
     0      Castle ( A. M.) & Co. (c) ............        4
     1      Clarcor, Inc. ........................       14
     1      Coherent, Inc. (b) ...................       24
     2      Cooper Cameron Cos., Inc. (b) ........      100
     1      Cymer, Inc. (b) ......................       21
     2      Diebold, Inc. ........................       67
     1      Donaldson Co., Inc. ..................       35
     1      Elcor Corp. ..........................        9
     1      Esterline Technologies Corp. (b) .....       13
     1      Fastenal Co. .........................       58
     1      Federal Signal Corp. .................       25
     1      Flowserve Corp. (b) ..................       22
     1      Foster Wheeler Corp. .................        6
     0      Gardner Denver Machinery, Inc.
              (b)(c) .............................       10
     1      Graco, Inc. ..........................       23
     1      Granite Construction, Inc. ...........       22
     0      Hall, Kinion & Associates, Inc.
              (b)(c) .............................        7
     1      Harsco Corp. .........................       27
     1      Helix Technology Corp. ...............       15
     2      Hubbell, Inc., Class B ...............       44
     1      Hughes Supply, Inc. ..................       12
     1      IDEX Corp. ...........................       28
     0      Imco Recycling, Inc. (c) .............        2
     1      Insituform Technologies, Inc. (b) ....       28
     0      Intermagnetics General Corp.
              (b)(c) .............................        7
     0      Ionics, Inc. (b)(c) ..................       13
     1      JLG Industries, Inc. .................       13
     1      Kaman Corp., Class A .................       10

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
     1      Kennametal, Inc. .....................  $    25
     1      Kent Electronics Corp. (b) ...........       13
     0      Lawson Products, Inc., (c) ...........        7
     0      Lindsay Manufacturing Co. (c) ........        8
     1      Magnetek, Inc. (b) ...................        8
     1      Manitowoc Co., Inc. ..................       20
     1      Martin Marietta Materials, Inc. ......       55
     1      Mastec, Inc. (b) .....................       27
     0      Material Sciences Corp. (b)(c) .......        3
     1      Methode Electronics, Class A .........       23
     1      Milacron, Inc. .......................       15
     1      Nordson Corp. ........................       23
     0      Oshkosh Truck Corp. (c) ..............       20
     1      Precision Castparts Corp. ............       59
     2      Quanta Services, Inc. (b) ............       52
     1      Regal Beloit Corp. ...................       10
     0      Robbins & Myers, Inc. (c) ............        7
     1      Roper Industries, Inc. ...............       28
     1      RTI International Metals, Inc. (b) ...        9
     0      Sequa Corp. (b)(c) ...................       11
     1      Shaw Group, Inc. (b) .................       58
     0      Simpson Manufacturing Co., Inc.
              (b)(c) .............................       18
     1      Speedfam-Ipec, Inc. (b) ..............        5
     1      SPX Corp. (b) ........................       98
     0      Standex International Corp. (c) ......        7
     1      Stewart & Stevenson Services, Inc. ...       18
     1      Technitrol, Inc. .....................       39
     1      Tecumseh Products Co. ................       23
     1      Teleflex, Inc. .......................       46
     1      Texas Industries, Inc. ...............       18
     1      Theragenics Corp. (b) ................        4
     1      Trinity Industries, Inc. .............       26
     1      UCAR International, Inc. (b) .........       12
     1      USG Corp. ............................       27
     1      Valmont Industries, Inc. .............       12
     1      Vicor Corp. (b) ......................       36
     1      Wabash National Corp. ................        6
     1      Washington Group International, Inc.
              (b) ................................       12
     1      Watts Industries, Inc., Class A ......       10
     1      York International Corp. .............       32
                                                    -------
                                                      1,852
                                                    -------
Consumer Durable (1.7%):
     1      Apogee Enterprises, Inc. .............        4
     1      Arctic Cat, Inc. .....................        8
     2      Arvinmeritor, Inc. ...................       23
     1      Bandag, Inc. .........................       24
     0      Bassett Furniture Industries, Inc.
              (c) ................................        4

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
     1      Borg Warner, Inc. ....................  $    30
     1      Carlisle Cos., Inc ...................       36
     0      Coachmen Industries, Inc. (c) ........        5
     2      Copart, Inc. (b) .....................       32
     1      Fedders Corp. ........................        4
     2      Gentex Corp. (b) .....................       37
     1      Harman International Industries,
              Inc. ...............................       33
     1      Interface, Inc. ......................       12
     1      Intermet Corp. .......................        3
     1      Kaydon Corp. .........................       21
     2      Lear Corp. (b) .......................       44
     1      Modine Manufacturing Co. .............       17
     1      Mohawk Industries, Inc. (b) ..........       39
     1      Monaco Coach Corp. (b) ...............       10
     1      Myers Industries, Inc. ...............        9
     1      Polaris Industries, Inc. .............       26
     0      Royal Appliance Manufacturing Co.
              (b)(c) .............................        2
     1      Smith (A.O.) Corp. ...................       11
     3      Sonoco Products Co. ..................       59
     0      Spartan Motors, Inc. (c) .............        1
     0      SPS Technologies, Inc. (b)(c) ........       19
     0      Standard Motor Products, Inc. (c) ....        3
     1      Superior Industries International,
              Inc. ...............................       22
     1      TBC Corp. (b) ........................        3
     1      Tenneco Automotive, Inc. .............        3
     1      Titan International, Inc. ............        3
     0      Toro Co. (c) .........................       13
     1      Tower Automotive, Inc. (b) ...........       11
     1      Watsco, Inc. .........................        9
     1      Winnebago Industries, Inc. ...........       11
     1      WMS Industries, Inc. (b) .............       18
                                                    -------
                                                        609
                                                    -------
Consumer Non-Durable (5.3%):
     0      Agribrands International, Inc.
              (b)(c) .............................       16
     1      Albany International Corp. (b) .......       12
     1      American Italian Pasta Co., Class A
              (b) ................................       15
     1      Applica, Inc. (b) ....................        3
     1      AptarGroup, Inc. .....................       29
     0      Ashworth, Inc. (b)(c) ................        2
     1      Blyth Industries, Inc. (b) ...........       33
     1      BMC Industries, Inc. .................        4
     1      Brown Shoe Co., Inc. .................        7
     1      Church & Dwight, Inc. ................       23
     0      Coca-Cola Bottling Co. (c) ...........        9
     1      Cone Mills Corp. (b) .................        2
     1      Constellation Brands, Inc. (b) .......       29
     1      Corn Products International, Inc. ....       29

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     0      CPI Corp. (c) ........................  $     4
     1      Cross (A.T.) Co. (b) .................        2
     1      Dean Foods Co. .......................       30
     0      Department 56, Inc. (b)(c) ...........        4
     3      Dial Corp. ...........................       29
     1      Dimon, Inc. ..........................        7
     0      Dixie Group, Inc. (b)(c) .............        1
     2      Dole Food Co., Inc. ..................       25
     1      Dreyer's Grand Ice Cream, Inc. .......       26
     1      Earthgrains Co. ......................       22
     3      Energizer Holdings, Inc. (b) .........       57
     0      Enesco Group, Inc. (c) ...............        2
     1      Fleming Co., Inc. ....................       13
     0      Flow International Corp. (b)(c) ......        4
     3      Flowers Industries, Inc. .............       44
     1      Fossil, Inc. (b) .....................       12
     0      Haggar Corp. (c) .....................        2
     1      Hain Celestial Group, Inc. (b) .......       29
     1      Hartmarx Corp. (b) ...................        2
     4      Hormel Foods Corp. ...................       73
     3      IBP, Inc. ............................       79
     1      Imation Corp. (b) ....................       16
     1      International Multifoods Corp. .......       10
     1      Interstate Bakeries Corp. ............       20
     0      J & J Snack Foods Corp. (b)(c) .......        4
     3      Jones Apparel Group, Inc. (b) ........      106
     0      K Swiss, Inc. (c) ....................        8
     2      La-Z-Boy Chair Co. ...................       27
     1      Lancaster Colony Corp. ...............       29
     1      Lance, Inc. ..........................       10
     2      Lennar Corp. .........................       63
     0      Libbey, Inc., (c) ....................       14
     1      Luby's Cafeteria, Inc. ...............        4
     2      McCormick & Co., Inc. ................       69
     1      Michael Foods, Inc. ..................       15
     0      Nash Finch Co. (c) ...................        4
     0      National Presto Industries, Inc.
              (c) ................................        6
     0      Natures Sunshine Products, Inc.
              (c) ................................        3
     1      Nautica Enterprises, Inc. (b) ........       14
     2      NBTY, Inc. (b) .......................        9
     0      Oshkosh 'B' Gosh, Inc. (c) ...........        6
     0      Oxford Industries, Inc. (c) ..........        3
     1      Pacific Sunwear of California, Inc.
              (b) ................................       23
     1      Payless Shoesource, Inc. (b) .........       42
     0      Penford Corp. (c) ....................        3
     0      Performance Food Group Co. (b)(c) ....       21
     1      Polaroid Corp. .......................        7

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     1      Quiksilver, Inc. (b) .................  $    13
     1      Ralcorp Holdings, Inc. (b) ...........       14
     3      RJ Reynolds Tobacco Holdings, Inc. ...      138
     1      Russ Berrie & Co., Inc. ..............       12
     1      Russell Corp. ........................       14
     0      Salton, Inc. (b)(c) ..................        7
     0      Schweitzer-Mauduit International, Inc.
              (c) ................................        8
     1      Sensient Technologies Corp ...........       31
     1      SLI, Inc. ............................        6
     2      Smithfield Foods, Inc. (b) ...........       46
     1      Smucker (J.M.) CO ....................       18
     0      Springs Industries, Inc., Class A
              (c) ................................       16
     1      Stride Rite Corp. ....................        8
     1      Suiza Foods Corp. (b) ................       36
     0      Thomas Industries, Inc. (c) ..........        9
     1      Timberland Co., Class A (b) ..........       74
     1      Triarc Cos., Inc. (b) ................       15
     6      Tyson Foods, Inc., Class A ...........       80
     2      Unifi, Inc. (b) ......................       13
     1      United Natural Foods, Inc. (b) .......        9
     1      Universal Corp. ......................       26
     1      Westpoint Stevens, Inc. ..............       10
     0      Wet Seal, Inc., Class A (b)(c) .......        8
     4      Whitman Corp. (b) ....................       73
     1      Wolverine World Wide, Inc. ...........       18
                                                    -------
                                                      1,918
                                                    -------
Consumer Services (4.7%):
     0      4Kids Entertainment, Inc. (b)(c) .....        3
     0      Action Performance Co's., Inc.
              (b)(c) .............................        1
     0      Anchor Gaming (b)(c) .................       16
     0      Angelica Corp. (c) ...................        2
     1      Aztar Corp. (b) ......................       14
     3      Belo Corp., Class A ..................       50
     2      Callaway Golf Co. ....................       38
     1      Chris-Craft Industries, Inc. (b) .....       66
     2      Dun & Bradstreet Corp. (New) (b) .....       60
     1      Edgewater Technology, Inc. (b) .......        5
     1      Emmis Communications Corp. (b) .......       37
     1      Gtech Holdings Corp. (b) .............       20
     2      Harte-Hanks, Inc. ....................       45
     3      Hispanic Broadcasting Corp. (b) ......       78
     1      Houghton Mifflin Co. .................       39
     0      Huffy Corp. (b)(c) ...................        2
     1      Information Holdings, Inc. (b) .......       14
     2      International Game Technologies
              (b) ................................       96
     2      International Speedway Corp., Class
              A ..................................       57
     1      Jakks Pacific, Inc. (b) ..............        5

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     1      K2, Inc. (b) .........................  $     4
     1      Lee Enterprises, Inc. ................       37
     2      Mandalay Resort Group (b) ............       46
     1      Marcus Corp. .........................       11
     0      Meade Instruments Corp. (b)(c) .......        3
     1      Media General, Inc. ..................       24
     1      Midway Games, Inc. (b) ...............        7
     1      On Assignment, Inc. (b) ..............       19
     8      Park Place Entertainment Corp. (b) ...       99
     1      Penton Media, Inc. ...................       24
     1      Pinnacle Entertainment, Inc. (b) .....       10
     1      Prime Hospitality Corp. (b) ..........       15
     1      Rare Hospitality International (b) ...       11
     3      Reader's Digest Assoc., Inc., Class
              A ..................................      112
     1      Scholastic Corp. (b) .................       44
     0      SCP Pool Corp. (b)(c) ................       14
     2      Six Flags, Inc. (b) ..................       38
     1      Sturm Ruger & Co., Inc. ..............        7
     1      Sylvan Learning Systems, Inc. (b) ....       16
     0      Thomas Nelson, Inc. (c) ..............        3
     1      THQ, Inc. (b) ........................       13
     6      Univision Communications, Inc. (b) ...      236
     2      Valassis Communications, Inc. (b) ....       47
     0      Washington Post Co. (c) ..............      176
     3      Westwood One, Inc. (b) ...............       59
                                                    -------
                                                      1,723
                                                    -------
Energy (6.7%):
     0      Atwood Oceanics, Inc. (b)(c) .........       18
     1      Barrett Resources Corp. (b) ..........       51
     2      BJ Services Co. (b) ..................      157
     1      Brown (Tom), Inc. (b) ................       35
     1      Cabot Oil & Gas Corp., Class A .......       25
     1      Cal Dive International, Inc. (b) .....       24
     2      Cross Timbers Oil Co. ................       55
     0      Devon Energy Corp. (c) ...............        0
     1      Dril-Quip, Inc. (b) ..................       17
     4      ENSCO International, Inc. ............      131
     1      Friede Goldman Halter, Inc. (b) ......        5
     5      Global Marine, Inc. (b) ..............      139
     3      Grant Prideco, Inc. (b) ..............       66
     2      Hanover Compressor Co. (b) ...........       74
     1      Helmerich & Payne, Inc. ..............       61
     1      HS Resources, Inc. (b) ...............       21
     1      Input/Output, Inc. (b) ...............       14
     1      Louis Dreyfus Natural Gas Corp.
              (b) ................................       55
     1      Murphy Oil Corp. .....................       75

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Energy, continued:
     2      National-Oil Well, Inc. (b) ..........  $    87
     1      Newfield Exploration Co. (b) .........       57
     2      Noble Affiliates, Inc. ...............       71
     4      Noble Drilling Corp. (b) .............      163
     1      Nuevo Energy Co. (b) .................        9
     5      Ocean Energy, Inc. (b) ...............       81
     1      Oceaneering International, Inc.
              (b) ................................       13
     1      Offshore Logistics, Inc. (b) .........       13
     1      Patina Oil & Gas Corp. ...............       13
     2      Pennzoil-Quaker State Co. ............       28
     3      Pioneer Natural Resources Co. (b) ....       56
     1      Plains Resources, Inc. (b) ...........       11
     1      Pogo Producing Co. ...................       36
     2      Pride International, Inc. (b) ........       46
     1      Remington Oil & Gas Corp. (b) ........        8
     1      Saint Mary Land & Exploration ........       22
     0      Seacor Smit, Inc. (b)(c) .............       24
     1      Seitel, Inc. (b) .....................       13
     1      Smith International, Inc. (b) ........      104
     1      Stone Energy Corp. (b) ...............       32
     1      Swift Energy Co. (b) .................       23
     2      Tidewater, Inc. ......................       69
     2      Ultramar Diamond Shamrock Corp. ......       75
     2      Valero Energy Corp. ..................       63
     3      Varco International, Inc. (b) ........       57
     1      Veritas DGC, Inc. (b) ................       27
     2      Vintage Petroleum, Inc. ..............       38
     3      Weatherford International, Inc.
              (b) ................................      146
     1      WGL Holdings, Inc. ...................       40
                                                    -------
                                                      2,448
                                                    -------
Financial Services (13.9%):
     2      A.G. Edwards, Inc. ...................      108
     2      Allmerica Financial Corp. ............      109
     2      American Financial Group, Inc. .......       49
     0      American International Group, Inc.
              (c) ................................        0
     2      Americredit Corp. (b) ................       60
     1      Anchor Bancorp Wisconsin, Inc. .......       10
     1      Arthur J. Gallagher & Co. ............       70
     2      Associated Banc-Corp. ................       57
     1      Astoria Financial Corp. ..............       76
     4      Banknorth Group, Inc. ................       81
     1      Barra, Inc. (b) ......................       27
     0      BB&T Corp. (c) .......................        0
     2      BISYS Group, Inc. (b) ................       83
     1      Centura Banks, Inc. ..................       53
     1      Chittenden Corp. .....................       23
     1      City National Corp. ..................       52

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     1      Commerce Bancorp, Inc. ...............  $    61
     2      Commercial Federal Corp. .............       30
     1      Community First Bankshares, Inc. .....       23
     3      Compass Bancshares, Inc. .............       81
     1      Cullen/Frost Bankers, Inc. ...........       60
     0      Dain Rauscher Corp. (c) ..............       33
     1      Delphi Financial Group, Class A
              (b) ................................       22
     3      Dime Bancorp, Inc. ...................       90
     1      Downey Financial Corp. ...............       44
     9      E*Trade Group, Inc. (b) ..............       64
     0      E.W. Blanch Holdings, Inc. (c) .......        6
     1      East-West Bancorp, Inc. ..............       16
     2      Eaton Vance Corp. ....................       63
     1      Enhance Financial Services Group,
              Inc. ...............................       16
     1      Everest Re Group, Ltd. ...............       93
     2      Fidelity National Financial, Inc. ....       70
     2      First American Financial Corp. .......       59
     1      First Bancorp/Puerto Rico ............       18
     1      First Midwest Bancorp, Inc. ..........       32
     4      First Tennessee National Corp. .......      105
     1      First Virginia Banks, Inc. ...........       62
     2      FirstMerit Corp. .....................       65
     2      Fremont General Corp. ................        5
     1      GATX Corp. ...........................       68
     0      GBC Bancorp California (c) ...........       12
     1      Greater Bay Bancorp ..................       45
     3      Greenpoint Financial Corp. ...........      116
     0      Harbor Global Limited (b)(c) .........        0
     4      Hibernia Corp., Class A ..............       57
     0      Hilb, Rogal & Hamilton Co. (c) .......       14
     1      Horace Mann Educators Corp. ..........       25
     1      Hudson United Bancorp ................       31
     1      Imperial Bancorp (b) .................       33
     1      Investors Financial Services Corp. ...       73
     1      Jefferies Group, Inc. ................       22
     0      Landamerica Financial Group, Inc.
              (c) ................................       16
     2      Legg Mason, Inc. .....................       95
     2      Leucadia National Corp. ..............       55
     3      M & T Bank Corp. .....................      177
     1      MAF Bancorp, Inc. ....................       18
     3      Marshall & Ilsley Corp. ..............      148
     2      Mercantile Bankshares Corp. ..........       84
     1      MONY Group, Inc. .....................       64
     1      Morgan Keegan, Inc. ..................       21
     1      Mutual Risk Management Ltd. ..........       17
     6      National Commerce Bancorp ............      143
     1      Neuberger Berman, Inc. ...............      109
     1      New York Community Bancorp ...........       31

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     5      North Fork Bancorp, Inc. .............  $   112
     2      Ohio Casualty Corp. ..................       17
     3      Old Republic International Corp. .....      106
     2      Pacific Century Financial Corp. ......       39
     1      PMI Group, Inc. ......................       85
     2      Protective Life Corp. ................       58
     1      Provident Bankshares Corp. ...........       16
     1      Provident Financial Group, Inc. ......       51
     1      Radian Group, Inc. ...................       79
     1      Raymond James Financial, Inc. ........       45
     1      Riggs National Corp. Washington
              D.C. ...............................       11
     0      RLI Corp. (c) ........................       11
     2      Roslyn Bancorp, Inc. .................       46
     0      Scpie Holdings, Inc. (c) .............        6
     1      Selective Insurance Group, Inc. ......       17
     1      Silicon Valley Bankshares (b) ........       47
     1      South Financial Group, Inc. ..........       16
     1      Southwest Bancorp of Texas (b) .......       34
     0      Southwest Securities Group, Inc.
              (c) ................................       12
     6      Sovereign Bancorp, Inc. ..............       51
     1      Staten Island Bancorp., Inc. .........       21
     1      Susquehanna Bancshares, Inc. .........       18
     2      TCF Financial Corp. ..................      100
     1      Trenwick Group Ltd. ..................       25
     2      TrustCo Bank Corp. ...................       21
     1      Tucker Anthony Sutro Corp. ...........       16
     1      United Bankshares, Inc. ..............       24
     2      Unitrin, Inc. ........................       78
     2      Waddell & Reed Financial, Inc., Class
              A ..................................       88
     1      Washington Federal, Inc. .............       41
     1      Webster Financial Corp. ..............       38
     1      Westamerica Bancorp. .................       43
     1      Whitney Holding Corp. ................       24
     1      Wilmington Trust Corp. ...............       56
     1      Zenith National Insurance ............       15
     2      Zions Bancorp. .......................      152
                                                    -------
                                                      5,069
                                                    -------
Health Care (12.7%):
     0      Accredo Health, Inc. (b)(c) ..........       23
     2      Advanced Tissue Sciences, Inc. (b) ...        5
     1      Alliance Pharmaceutical Corp. (b) ....       12
     1      Alpharma, Inc. .......................       48
     1      AmeriSource Health Corp., Class A
              (b) ................................       73
     0      Analogic Corp. (c) ...................       16
     3      Apogent Technologies, Inc. (b) .......       60
     1      Apria Healthcare Group, Inc. (b) .....       43
     1      Barr Laboratories, Inc. (b) ..........       73

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     2      Beckman Coulter, Inc. ................  $    69
     4      Bergen Brunswig Corp., Class A .......       59
     1      Bindley Western Industries, Inc. .....       40
     2      Bio-Technology General Corp. (b) .....       11
     1      Carter-Wallace, Inc. .................       42
     1      Cephalon, Inc. (b) ...................       73
     0      Conmed Corp. (b)(c) ..................        8
     0      Cooper Cos., Inc. (c) ................       16
     2      COR Therapeutics, Inc. (b) ...........       53
     2      Covance, Inc. (b) ....................       17
     2      Coventry Health Care, Inc. (b) .......       44
     1      Cryolife, Inc. (b) ...................       16
     0      Curative Health Services, Inc.
              (b)(c) .............................        1
     1      Cygnus, Inc. (b) .....................        4
     0      Datascope Corp. (c) ..................       14
     1      Dentsply International, Inc. .........       57
     0      Diagnostic Products Corp. (c) ........       22
     2      Edwards Lifesciences Corp. (b) .......       29
     1      Enzo Biochem, Inc. (b) ...............       17
     1      Express Scripts, Inc., Class A (b) ...      112
     1      First Health Group Corp. (b) .........       63
     3      Genzyme Corp. (b) ....................      238
     0      Genzyme Corp. - Biosurgery
              Division (b)(c) ....................        4
     1      Gilead Sciences, Inc. (b) ............      108
     7      Health Management Associates, Inc.,
              Class A (b) ........................      141
     3      Health Net, Inc. (b) .................       89
     2      Hillenbrand Industries, Inc. .........       90
     0      Hologic, Inc. (b)(c) .................        2
     2      Hooper Holmes, Inc. ..................       20
     2      ICN Pharmaceuticals, Inc. ............       68
     1      IDEC Pharmaceuticals Corp. (b) .......      256
     1      IDEXX Laboratories, Inc. (b) .........       21
     1      Immune Response Corp. (b) ............        2
     2      Incyte Genomics, Inc. (b) ............       45
     1      Invacare Corp. .......................       29
     4      IVAX Corp. (b) .......................      170
     1      Laser Vision Centers, Inc. (b) .......        1
     1      Lincare Holdings, Inc. (b) ...........       83
     1      Medicis Pharmaceuticals, Inc. (b) ....       50
     1      Mentor Corp. .........................       13
     1      Mid Atlantic Medical Services, Inc.
              (b) ................................       27
     6      Millennium Pharmaceuticals, Inc.
              (b) ................................      367
     2      Minimed, Inc. (b) ....................       76
     0      Morrison Management Special (c) ......       12
     4      Mylan Laboratories, Inc. .............       88
     1      Noven Pharmaceuticals, Inc. (b) ......       22

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     3      Omnicare, Inc. .......................  $    55
     1      Organogenesis, Inc. (b) ..............        9
     1      Orthodontic Centers of America, Inc.
              (b) ................................       42
     0      Osteotech, Inc. (b)(c) ...............        2
     1      Owens & Minor, Inc. ..................       16
     2      Oxford Health Plans, Inc. (b) ........       95
     1      Pacificare Health Systems, Inc.
              (b) ................................       14
     1      Parexel International Corp. (b) ......        8
     2      Patterson Dental Co. (b) .............       64
     0      Pediatrix Medical Group, Inc.
              (b)(c) .............................       11
     2      Perrigo Co. (b) ......................       17
     1      Pharmaceutical Product Development
              (b) ................................       35
     0      PolyMedica, Corp. (b)(c) .............       12
     1      Priority Healthcare Corp., Class B
              (b) ................................       52
     1      Protein Design Labs, Inc. (b) ........      104
     1      Province Healthcare Co. (b) ..........       33
     1      Quest Diagnostics, Inc. (b) ..........      185
     2      Quorum Health Group, Inc. (b) ........       32
     1      Regeneron Pharmaceuticals, Inc.
              (b) ................................       37
     1      Renal Care Group, Inc. (b) ...........       36
     1      Resmed, Inc. (b) .....................       34
     1      Respironics, Inc. (b) ................       23
     2      Sepracor, Inc. (b) ...................      163
     1      Sierra Health Services (b) ...........        3
     1      Sola International, Inc. (b) .........        3
     0      Spacelabs Medical, Inc. (b)(c) .......        3
     2      Steris Corp. (b) .....................       31
     1      Sybron Dental Specialties, Inc.
              (b) ................................       16
     1      Syncor International Corp. (b) .......       24
     1      Trigon Healthcare, Inc. (b) ..........       82
     1      Universal Health Services, Inc.,
              Class B (b) ........................       95
     3      US Oncology, Inc. (b) ................       16
     2      Vertex Pharmaceuticals, Inc. (b) .....      118
     2      VISX, Inc. (b) .......................       18
     0      Vital Signs, Inc. (c) ................       11
                                                    -------
                                                      4,641
                                                    -------
Multi-Industry (3.4%):
     1      Griffon Corp. (b) ....................        7
    13      S&P Mid-Cap 400 Depository Receipt ...    1,208
     2      United Rentals, Inc. (b) .............       26
                                                    -------
                                                      1,241
                                                    -------
Raw Materials (3.3%):
     1      A. Schulman, Inc. ....................        9
     2      Airgas, Inc. (b) .....................       13
     3      AK Steel Holding Corp. ...............       26

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     1      Albemarle Corp. ......................  $    32
     1      Arch Chemicals, Inc. .................       11
     1      Brady Corp., Class A .................       22
     0      Brush Engineered Materials, Inc.
              (c) ................................        9
     1      Buckeye Technologies, Inc. (b) .......       13
     2      Cabot Corp. ..........................       49
     1      Cabot Microelectronics Corp. (b) .....       34
     1      Cambrex Corp. ........................       32
     1      Caraustar Industries, Inc. ...........        7
     1      Carpenter Technology Corp. ...........       21
     0      Chemfirst, Inc. (c) ..................        9
     0      Cleveland Cliffs, Inc. (c) ...........        6
     0      Commercial Metals Co. (c) ............        8
     0      Commonwealth Industries, Inc. (c) ....        2
     3      Crompton Corp. .......................       33
     1      Cytec Industries, Inc. (b) ...........       44
     1      Ferro Corp. ..........................       22
     1      Florida Rock Industries, Inc. ........       20
     1      Georgia Gulf Corp. ...................       15
     2      Georgia-Pacific Corp. (Timber
              Group) .............................       66
     0      H.B. Fuller Co. (c) ..................       16
     2      Harmonic Lightwaves, Inc. (b) ........        9
     3      IMC Global, Inc. .....................       50
     1      Lubrizol Corp. .......................       37
     3      Lyondell Chemical Co. ................       50
     1      Macdermid, Inc. ......................       16
     0      Maxxam, Inc. (b)(c) ..................        3
     1      Minerals Technologies, Inc. ..........       19
     1      Mississippi Chemical Corp. ...........        2
     1      Mueller Industries, Inc. (b) .........       25
     1      Newport News Shipbuilding, Inc. ......       51
     1      Olin Corp. ...........................       28
     1      OM Group, Inc. .......................       36
     1      Omnova Solutions, Inc. ...............        7
     3      Polyone Corp. ........................       16
     0      Quaker Chemical Corp. (c) ............        5
     0      Quanex Corp. (c) .....................        8
     1      Rayonier, Inc. .......................       30
     1      Reliance Steel & Aluminum Co. ........       17
     3      RPM, Inc. ............................       24
     1      Ryerson Tull, Inc. ...................        6
     1      Scotts Co., Class A (b) ..............       30
     3      Solutia, Inc. ........................       35
     1      Steel Dynamics, Inc. (b) .............       14
     0      Steel Technologies, Inc. (c) .........        2
     1      Stillwater Mining Co. (b) ............       43
     1      Techne Corp. (b) .....................       41

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     1      The Valspar Corp. ....................  $    39
     1      Tredegar Industries Corp. ............       18
     1      Valence Technology, Inc. (b) .........       10
     0      WD-40 Co. (c) ........................        9
     1      Wellman, Inc. ........................       13
     0      Wolverine Tube, Inc. (b)(c) ..........        4
                                                    -------
                                                      1,216
                                                    -------
Retail (4.8%):
     1      99 Cents Only Stores (b) .............       26
     3      Abercrombie & Fitch Co., Class A
              (b) ................................       55
     1      American Eagle Outfitters, Inc.
              (b) ................................       55
     1      Ann Taylor Stores Corp. (b) ..........       20
     1      Applebee's International, Inc. .......       22
     0      Baker (J.), Inc. (c) .................        2
     2      Barnes & Noble, Inc. (b) .............       48
     0      Bell Microproducts (b)(c) ............        7
     2      BJ's Wholesale Club, Inc. (b) ........       76
     1      Bob Evans Farms, Inc. ................       21
     1      Bombay Co., Inc. (The) (b) ...........        2
     1      Books-A-Million, Inc. (b) ............        1
     2      Borders Group, Inc. (b) ..............       26
     2      Brinker International, Inc. (b) ......       77
     1      Burlington Coat Factory
              Warehouse Corp. ....................       24
     1      Casey's General Stores, Inc. .........       21
     1      Cash America International, Inc. .....        3
     1      Cato Corp., Class A ..................       10
     2      CBRL Group, Inc. .....................       29
     2      CDW Computer Centers, Inc. (b) .......       67
     1      CEC Entertainment, Inc. (b) ..........       26
     1      Cheesecake Factory (The), Inc. (b) ...       33
     1      Chico's FAS, Inc. (b) ................       10
     1      Claire's Stores, Inc. ................       26
     1      Consolidated Products, Inc. (b) ......        6
     1      Cost Plus, Inc./California (b) .......       18
     0      Damark International, Inc. (b)(c) ....        1
     1      Delta & Pine Land Co. ................       22
     0      Discount Auto Parts, Inc. (b)(c) .....        2
     3      Dollar Tree Stores, Inc. (b) .........       73
     1      Dress Barn, Inc. (b) .................       15
     0      Factory 2-U Stores (b)(c) ............       12
     5      Family Dollar Stores, Inc. ...........      101
     1      Footstar, Inc. (b) ...................       27
     1      Furniture Brands International, Inc.
              (b) ................................       29
     1      Genesco, Inc. (b) ....................       15
     1      Goody's Family Clothing, Inc. (b) ....        4
     0      Gottschalks, Inc. (b)(c) .............        1

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Retail, continued:
     1      Great Atlantic & Pacific Tea, Inc. ...  $     7
     1      Group 1 Automotive, Inc. (b) .........        5
     1      Gymboree Corp. (b) ...................       10
     1      Hancock Fabrics, Inc. ................        2
     1      IHOP Corp. (b) .......................       12
     1      Jack in the Box, Inc. (b) ............       31
     1      Jo-Ann Stores, Inc. (b) ..............        3
     1      Kellwood Co. .........................       14
     1      Landry's Seafood Restaurants, Inc.
              (b) ................................        6
     1      Land's End, Inc. (b) .................       21
     0      Lillian Vernon Corp. (c) .............        2
     1      Linens 'N Things, Inc. (b) ...........       30
     1      Lone Star Steakhouse & Saloon,
              Inc. ...............................        7
     1      Mayors Jewlers, Inc. (b) .............        2
     1      Men's Wearhouse, Inc. (b) ............       31
     1      Michael's Stores, Inc. (b) ...........       27
     0      Midas, Inc. (c) ......................        5
     1      Neiman-Marcus Group, Inc., Class A
              (b) ................................       46
     1      O'Reilly Automotive, Inc. (b) ........       39
     2      Outback Steakhouse, Inc. (b) .........       55
     0      P.F. Chang's China Bistro, Inc.
              (b)(c) .............................        9
     0      Panera Bread Co. (b)(c) ..............        8
     1      Papa John's International, Inc.
              (b) ................................       14
     2      Pep Boys-Manny, Moe & Jack ...........        5
     1      Phillips-Van Heusen Corp. ............       10
     3      Pier 1 Imports, Inc. .................       28
     1      Regis Corp. ..........................       17
     2      Ross Stores, Inc. ....................       39
     2      Ruby Tuesday, Inc. ...................       27
     1      Ruddick Corp. ........................       15
     1      Ryan's Family Steakhouses, Inc.
              (b) ................................        8
     4      Saks, Inc. (b) .......................       40
     1      School Specialty, Inc. (b) ...........       10
     1      Shopko Stores, Inc. (b) ..............        4
     1      Sonic Corp. (b) ......................       17
     1      Stein Mart, Inc. (b) .................       14
     0      Ultimate Electronics, Inc. (b)(c) ....        7
     1      Whole Foods Market, Inc. (b) .........       46
     2      Williams-Sonoma, Inc. (b) ............       31
     1      Zale Corp. (b) .......................       28
                                                    -------
                                                      1,745
                                                    -------
Shelter (1.6%):
     1      Bowater, Inc. ........................       79
     1      Champion Enterprises, Inc. (b) .......        4
     0      Chesapeake Corp. (c) .................        8
     4      Clayton Homes, Inc. ..................       44
     2      D.R. Horton, Inc. ....................       46

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Shelter, continued:
     0      Deltic Timber Corp. (c) ..............  $     8
     1      Ethan Allen Interiors, Inc. ..........       37
     1      Fleetwood Enterprises, Inc. ..........        9
     1      Glatfelter (P. H.) Co. ...............       15
     2      HON Industries, Inc. .................       43
     1      Longview Fibre Co. ...................       20
     0      Lydall, Inc. (b)(c) ..................        4
     1      MDC Holdings, Inc. ...................       20
     0      NVR, Inc. (b)(c) .....................       31
     1      Pentair, Inc. ........................       33
     0      Pope & Talbot, Inc. (c) ..............        7
     0      Ryland Group, Inc. (c) ...............       14
     3      Shaw Industries, Inc. ................       65
     0      Skyline Corp. (c) ....................        5
     1      Standard Pacific Corp. ...............       20
     0      Thor Industries, Inc. (c) ............        7
     1      Toll Brothers, Inc. (b) ..............       41
     1      Universal Forest Products, Inc. ......        7
     1      Wausau-Mosinee Paper Corp. ...........       15
                                                    -------
                                                        582
                                                    -------
Technology (15.1%):
    10      3Com Corp. (b) .......................       83
     1      Actel Corp. (b) ......................       16
     1      Adaptive Broadband Corp. (b) .........        6
     1      Adtran, Inc. (b) .....................       23
     2      Advanced Fibre Communication, Inc.
              (b) ................................       41
     2      Aeroflex, Inc. (b) ...................       46
     1      Allen Telecom, Inc. (b) ..............       14
     1      Alliance Semiconductor Corp. (b) .....       13
     0      Alliant Techsystems, Inc. (b)(c) .....       27
     1      Alpha Industries, Inc. (b) ...........       44
     1      AMETEK, Inc. .........................       23
     1      Analysts International Corp. .........        2
     1      Anixter International, Inc. (b) ......       23
     1      Antec Corp. (b) ......................        8
     1      Apw Limited (b) ......................       37
     3      Arrow Electronics, Inc. (b) ..........       79
     1      Artesyn Technologies, Inc. (b) .......       17
     1      Aspect Communications Corp. (b) ......       12
     1      Aspen Technology, Inc. (b) ...........       28
    13      Atmel Corp. (b) ......................      152
     1      Audiovox Corp., Class A (b) ..........        6
     1      Auspex Systems, Inc. (b) .............        9
     1      Avant Corp. (b) ......................       19
     1      Avid Technology, Inc. (b) ............       13
     3      Avnet, Inc. ..........................       55
     1      Avocent Corp. (b) ....................       32

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
     1      AVT Corp. (b) ........................  $     4
     1      Aware, Inc. (b) ......................       12
     1      AXT, Inc. (b) ........................       20
     1      BE Aerospace, Inc. (b) ...............       11
     0      Bel Fuse, Class B (c) ................       10
     1      Benchmark Electronics, Inc. (b) ......       12
     1      Black Box Corp. (b) ..................       27
     2      Brightpoint, Inc. (b) ................        5
     0      Brooktrout, Inc. (b)(c) ..............        3
     1      C-Cube Microsystems, Inc. (b) ........       17
     1      Cable Design Technologies Corp.
              (b) ................................       20
     0      CACI International, Inc., Class A
              (b)(c) .............................        7
     7      Cadence Design Systems, Inc. (b) .....      190
     1      CDI Corp. (b) ........................        8
     1      Cerner Corp. (b) .....................       44
     2      Cirrus Logic, Inc. (b) ...............       40
     1      Cognex Corp. (b) .....................       27
     1      Cohu, Inc. ...........................        8
     1      Commscope, Inc. (b) ..................       24
     1      Credence Systems Corp. (b) ...........       33
     1      CTS Corp. ............................       29
     4      Cypress Semiconductor Corp. (b) ......       72
     2      Dallas Semiconductor Corp. ...........       44
     0      Davox Corp. (b)(c) ...................        3
     2      DeVry, Inc. (b) ......................       74
     0      Digi International, Inc. (b)(c) ......        2
     1      Dionex Corp. (b) .....................       21
     2      DMC Stratex Networks (b) .............       31
     1      DSP Group, Inc. (b) ..................       16
     1      Dupont Photomasks, Inc. (b) ..........       26
     1      Dycom Industries, Inc. (b) ...........       41
     1      Electro Scientific Industries, Inc.
              (b) ................................       21
     1      Electroglas, Inc. (b) ................        9
     4      Electronic Arts, Inc. (b) ............      159
     1      Epresence, Inc. (b) ..................        3
     1      ESS Technology (b) ...................        6
     1      Exabyte Corp. (b) ....................        2
     1      Filenet Corp. (b) ....................       26
     1      Gencorp, Inc. ........................       12
     1      General Semiconductor, Inc. (b) ......        7
     1      Gerber Scientific, Inc. ..............        5
     1      Great Plains Software, Inc. (b) ......       26
     2      Harris Corp. .........................       57
     1      Hutchinson Technology, Inc. (b) ......       10
     1      Infocus Corp. (b) ....................       15
     8      Informix Corp. (b) ...................       23
     3      Integrated Device Technology, Inc.
              (b) ................................       98
     1      Inter-Tel, Inc. ......................        6

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
     1      International Fibercom, Inc. (b) .....  $     5
     2      International Rectifier Corp. (b) ....       53
     1      Intervoice-Brite, Inc. (b) ...........        7
     1      Investment Technology Group (b) ......       38
     0      Itron, Inc. (b)(c) ...................        2
     5      Jabil Circuit, Inc. (b) ..............      134
     2      Keane, Inc. (b) ......................       19
     0      Keithley Instruments (c) .............       19
     2      Kopin Corp. (b) ......................       19
     1      Kroll-O'Gara Co. (The) (b) ...........        4
     0      Kronos, Inc. (b)(c) ..................       11
     1      Kulicke & Soffa Industries, Inc.
              (b) ................................       15
     1      L-3 Communications Holdings, Inc.
              (b) ................................       73
     4      Lam Research Corp. (b) ...............       51
     3      Lattice Semiconductor Corp. (b) ......       55
     2      Legato Systems, Inc. (b) .............       18
     1      Litton Industries, Inc. (b) ..........       98
     2      Macromedia, Inc. (b) .................       91
     1      Macrovision Corp. (b) ................      104
     2      Mentor Graphics Corp. (b) ............       49
     1      Mercury Computer Systems, Inc. (b) ...       28
     2      Micrel, Inc. (b) .....................       81
     3      Microchip Technology, Inc. (b) .......       73
     1      Micros Systems, Inc. (b) .............        9
     1      MIPS Technologies, Inc. (b) ..........       28
     1      National Data Corp. ..................       33
     1      National Instruments Corp. (b) .......       68
     0      NCH Corp. (c) ........................        6
     1      Network Equipment Tech, Inc. (b) .....        4
     4      Networks Associates, Inc. (b) ........       16
     1      NYFIX, Inc. (b) ......................       17
     1      Orbital Sciences Corp. (b) ...........        4
     2      P-Com, Inc. (b) ......................        7
     1      Pac-West Telecomm, Inc. (b) ..........        3
     0      Park Electrochemical Corp. (c) .......       13
     1      Paxar Corp. (b) ......................       12
     1      PC-Tel, Inc. (b) .....................        5
     1      Pericom Semiconductor Corp. (b) ......       13
     1      Phoenix Technologies Ltd. (b) ........       10
     0      Photon Dynamics (c) ..................        8
     1      Photronics, Inc. (b) .................       20
     1      Pinnacle Systems, Inc. (b) ...........       10
     1      Pioneer-Standard Electronics, Inc. ...        8
     1      Plantronics, Inc. (b) ................       66
     1      Plexus Corp. (b) .....................       33
     2      Polycom, Inc. (b) ....................       68
     2      Powerwave Technologies, Inc. (b) .....      102
     2      Price Communications Corp. (b) .......       26

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
     1      Progress Software Corp. (b) ..........  $    14
     1      Project Software & Development, Inc.
              (b) ................................        6
     1      Proxim, Inc. (b) .....................       32
     4      Quantum Corp.-DLT & Storage
              Systems (b) ........................       55
     1      Radiant Systems, Inc. (b) ............       15
     1      Rainbow Technologies, Inc. (b) .......       11
     5      Rational Software Corp. (b) ..........      205
     2      Read-Rite Corp. (b) ..................        7
     1      Remedy Corp. (b) .....................       14
     1      Retek, Inc. (b) ......................       32
     5      RF Micro Devices, Inc. (b) ...........      125
     1      Robotic Vision Systems, Inc. (b) .....        3
     0      Rogers Corp. (b)(c) ..................       16
     2      SanDisk Corp. (b) ....................       53
     1      Sawtek, Inc. (b) .....................       55
     4      SCI Systems, Inc. (b) ................      107
     0      SCM Microsystems, Inc. (b)(c) ........       13
     2      Semtech Corp. (b) ....................       41
     1      Silicon Valley Group, Inc. (b) .......       27
     3      Sonicblue, Inc. (b) ..................       11
     0      SPSS, Inc. (b)(c) ....................        7
     0      Standard Microsystems Corp. (b)(c) ...        9
     3      Storage Technology Corp. (b) .........       26
     1      Structual Dynamics Research Corp.
              (b) ................................       10
     0      Supertex, Inc. (b)(c) ................        7
     2      Sybase, Inc. (b) .....................       49
     2      Symantec Corp. (b) ...................       70
     0      Symbol Technologies, Inc. (c) ........        1
     1      Symmetricom, Inc. (b) ................        6
     2      Synopsys, Inc. (b) ...................       85
     1      Systems & Computer Technology
              Corp. (b) ..........................       11
     2      Tech Data Corp. (b) ..................       41
     1      Telcom Semiconductor, Inc. (b) .......        6
     1      Teledyne Technologies, Inc. (b) ......       21
     1      Tetra Tech, Inc. (b) .................       35
     1      Three-Five Systems, Inc. (b) .........       11
     2      Titan Corp. (b) ......................       24
     1      Transaction Systems Architects, Inc.
              (b) ................................       10
     2      Transwitch Corp. (b) .................       90
     1      Trimble Navigation Ltd. (b) ..........       16
     2      Triquint Semiconductor, Inc. (b) .....       96
     1      Ultratech Stepper, Inc. (b) ..........       16
     1      Varian Medical Systems, Inc. (b) .....       61
     1      Verity, Inc. (b) .....................       22
     1      ViaSat, Inc. (b) .....................        8

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
     4      Vishay Intertechnology, Inc. (b) .....  $    58
     1      Visual Networks, Inc. (b) ............        3
     2      Wind River Systems, Inc. (b) .........       70
     1      X-Rite, Inc. .........................        5
     1      Xircom, Inc. (b) .....................       13
     0      Zixit Corp. (c) ......................        4
                                                    -------
                                                      5,563
                                                    -------
Transportation (2.0%):
     1      Airborne, Inc. .......................       13
     1      Alaska Air Group, Inc. (b) ...........       21
     1      Alexander & Baldwin, Inc. ............       30
     1      American Freightways Corp. (b) .......       25
     1      Arkansas Best Corp. (b) ..............       10
     1      Arnold Industries, Inc. ..............       13
     1      Atlantic Coast Airlines, Inc. (b) ....       25
     1      Atlas Air, Inc. (b) ..................       34
     2      C.H. Robinson Worldwide, Inc. ........       73
     1      CNF, Inc. ............................       46
     1      EGL, Inc. (b) ........................       31
     1      Expeditors International of
              Washington, Inc. ...................       77
     1      Forward Air Corp. (b) ................       22
     1      Fritz Cos., Inc. (b) .................        6
     1      Heartland Express, Inc. (b) ..........       16
     1      J.B. Hunt Transport Services, Inc.
              (b) ................................       17
     1      Kirby Corp. (b) ......................       14
     0      Landstar System, Inc. (b)(c) .........       14
     0      M.S. Carriers, Inc. (b)(c) ...........       10
     1      Mesa Air Group, Inc. (b) .............        6
     0      Midwest Express Holdings, Inc.
              (b)(c) .............................        6
     1      Overseas Shipholding Group, Inc. .....       22
     1      Roadway Express ......................       12
     2      Rollins Truck Leasing Corp. ..........       13
     2      Skywest, Inc. ........................       45
     2      Swift Transportation Co., Inc. (b) ...       35
     1      US Freightways Corp. .................       21
     1      Werner Enterprises, Inc. .............       22
     1      Wisconsin Central Transportation
              Corp. (b) ..........................       20
     1      Yellow Corp. (b) .....................       13
                                                    -------
                                                        712
                                                    -------
Utilities (7.3%):
     2      AGL Resources, Inc. ..................       33
     2      Allete Com ...........................       52
     2      Alliant Energy Corp. .................       70
     0      American States Water Co. (c) ........       11

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     3      American Water Works Co., Inc. .......  $    81
     1      Atmos Energy Corp. ...................       26
     1      Avista Corp. .........................       27
     0      Bangor Hydro-Electric Co. (c) ........        5
     1      Black Hills Corp. ....................       29
     0      Boston Communications Group (b)(c) ...       13
     6      Broadwing, Inc. (b) ..................      137
     0      Cascade Natural Gas Corp. (c) ........        6
     0      Central Vermont Public Services
              (c) ................................        4
     0      CH Energy Group, Inc. (c) ............       20
     1      Cleco Corp. ..........................       36
     2      Conectiv, Inc. .......................       50
     4      DPL, Inc. ............................      118
     2      DQE, Inc. ............................       51
     1      Energen Corp. ........................       27
     3      Energy East Corp. ....................       65
     1      General Communication, Inc. (b) ......       10
     0      Green Mountain Power Corp. (c) .......        2
     1      Hawaiian Electric Industries, Inc. ...       33
     1      Idacorp, Inc. ........................       52
     2      Ipalco Enterprises, Inc. .............       59
     2      Kansas City Power & Light Co. ........       48
     1      Laclede Gas Co. ......................       13
     3      MCN Energy Group, Inc. ...............       69
     3      Montana Power Co. ....................       61
     1      National Fuel Gas Co. ................       70
     1      New Jersey Resources Corp. ...........       22
     4      Northeast Utilities ..................       97
     1      Northwest Natural Gas Co. ............       19
     1      Northwestern Corp. ...................       15
     2      NSTAR ................................       64
     0      NUI Corp. (c) ........................       11
     2      OGE Energy Corp. .....................       53
     3      Philadelphia Suburban Corp. ..........       63
     1      Piedmont Natural Gas Co., Inc. .......       34
     3      Potomac Electric Power Co. ...........       77
     1      Public Service Co. of New Mexico .....       29
     2      Puget Sound Energy, Inc. .............       67
     2      Questar Corp. ........................       68
     1      RGS Energy Group .....................       31
     3      Scana Corp. ..........................       86
     2      Sierra Pacific Resources .............       35
     1      Southern Union Co. (b) ...............       38
     1      Southwest Gas Corp. ..................       20
     1      Southwestern Energy Co. ..............        7
     4      TECO Energy, Inc. ....................      112
     2      Telephone & Data Systems, Inc. .......      148
     1      UGI Corp. ............................       19

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     0      Uil Holdings Corp. (c) ...............  $    20
     1      Unisource Energy Corp. ...............       17
     3      UtiliCorp United, Inc. ...............       81
     2      Vectren Corp. ........................       44
     2      Western Resources, Inc. ..............       48
     3      Wisconsin Energy Corp. ...............       77
                                                    -------
                                                      2,680
                                                    -------
  Total Common Stocks                                35,899
                                                    -------
INVESTMENT COMPANIES (0.6%):
   207      One Group Prime Money Market Fund,
              Class I ............................      207
                                                    -------
  Total Investment Companies                            207
                                                    -------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Bills (0.5%):
  $ 95      1/18/01 (d) ..........................       95
    75      3/15/01 (d) ..........................       74
                                                    -------
  Total U.S. Treasury Obligations                       169
                                                    -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.6%):
Master Notes (0.7%):
   111      Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ............................      111
    44      General Mills, 6.76%, 1/2/01* ........       44
    26      Lehman Brothers, 6.97%, 1/2/01* ......       26
    55      Wheels, Inc., 6.78%, 1/2/01* .........       55
    17      Willamette, 6.69%, 1/2/01* ...........       17
                                                    -------
                                                        253
                                                    -------
Put Bonds (2.9%):
    43      Associates Corp., 6.77%, 9/17/01* ....       43
    68      Bank of America, 6.84%, 7/5/01* ......       68
    51      Caterpillar Finance, 6.82%,
              5/1/01* ............................       51
    43      Chase Manhattan, 6.88%, 5/6/02* ......       43
    43      First Union, 6.81%, 10/24/02* ........       43
    43      Ford Motor Credit, 6.80%, 4/11/02* ...       43
    43      GMAC, 7.01%, 5/3/01* .................       43
    17      Greenwich Capital Markets, 7.16%,
              7/9/01* ............................       17

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
  $ 43      JP Morgan & Co., 6.78%, 5/4/01* ......  $    43
    64      Key Bank, 6.81%, 1/7/02* .............       63
    43      Lehman Brothers, 6.93%, 11/22/02* ....       43
    51      Lexington Park Capital Corp., 6.66%,
              1/25/01* ...........................       51
    43      Liberty Lighthouse, 6.71%,
              7/19/01* ...........................       43
    51      Liberty Lighthouse, 6.85%,
              4/12/02* ...........................       51
    44      Merrill Lynch, 6.93%, 5/6/02* ........       44
    34      Merrill Lynch, 6.83%, 10/23/02* ......       34
    51      Morgan Stanley, 6.50%, 10/15/02* .....       51
    43      National City Bank, 6.76%,
              10/23/02* ..........................       43
    20      Salomon Smith Barney, 6.93%,
              2/5/01* ............................       20
    44      Salomon Smith Barney, 6.84%,
              4/8/02* ............................       44
    43      Sigma Finance Co., 6.70%, 1/22/01* ...       43
    51      Sigma Financial, 6.68%, 5/15/01* .....       51
    26      Sigma Financial, 6.65%, 9/25/01* .....       25
    43      SPARCC, 6.76%, 4/2/01* ...............       43
    43      US Bancorp, 6.90%, 5/8/02* ...........       43
                                                    -------
                                                      1,086
                                                    -------
Repurchase Agreements (1.0%):
     5      Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $5 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $5) ..........        5
   128      Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value $135) .....      128
   222      Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $237 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $234) ..............................      222
                                                    -------
                                                        355
                                                    -------
  Total Short-Term Securities Held as Collateral
       for Securities Lending                         1,694
                                                    -------
Total (Cost $33,780)(a)                             $37,969
                                                    =======

------------
Percentages indicated are based on net assets of $36,511.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                   Unrealized appreciation......................  $ 8,859
                   Unrealized depreciation......................   (4,670)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 4,189
                                                                  =======

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Serves as collateral for Future Contracts.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS (97.2%):
Communications - Technology & Software (46.2%):
     18     3Com Corp. (b) .......................  $   150
     16     ADC Telecommunications, Inc. (b) .....      290
      5     Adobe Systems, Inc. ..................      285
      4     Advanced Fibre Communication, Inc.
              (b) ................................       79
      3     Ariba, Inc. (b) ......................      161
      5     BEA Systems, Inc. (b) ................      350
      6     BMC Software, Inc. (b) ...............       77
     11     Cadence Design Systems, Inc. (b) .....      300
      2     Check Point Software Technologies Ltd.
              (b) ................................      294
      4     CIENA Corp. (b) ......................      300
    109     Cisco Systems, Inc. (b) ..............    4,172
     10     Citrix Systems, Inc. (b) .............      225
      4     Comverse Technology, Inc. (b) ........      467
     12     Corning, Inc. ........................      639
      4     I2 Technologies, Inc. (b) ............      207
      4     Intuit, Inc. (b) .....................      146
     10     JDS Uniphase Corp. (b) ...............      429
      5     Juniper Networks, Inc. (b) ...........      567
     50     Lucent Technologies, Inc. ............      674
     85     Microsoft Corp. (b) ..................    3,695
     37     Motorola, Inc. .......................      755
     12     Networks Associates, Inc. (b) ........       52
     45     Nortel Networks Corp. ................    1,427
      5     Openwave Systems, Inc. (b) ...........      235
     87     Oracle Corp. (b) .....................    2,528
     19     Parametric Technology Corp. (b) ......      261
      7     Peoplesoft, Inc. (b) .................      242
      7     Peregrine Systems, Inc. (b) ..........      132
     11     Qualcomm, Inc. (b) ...................      937
      2     Rational Software Corp. (b) ..........       74
      2     Redback Networks, Inc. (b) ...........       66
      5     RSA Security, Inc. (b) ...............      243
      6     Siebel Systems, Inc. (b) .............      372
      3     Sycamore Networks, Inc. (b) ..........      113
      7     Symantec Corp. (b) ...................      234
      9     Symbol Technologies, Inc. ............      320
      7     Synopsys, Inc. (b) ...................      308
     10     Tellabs, Inc. (b) ....................      565
      5     Veritas Software Corp. (b) ...........      473
                                                    -------
                                                     22,844
                                                    -------
Consumer Cyclicals (2.5%):
     36     America Online, Inc. (b) .............    1,250
                                                    -------
Financials (0.6%):
      6     First Data Corp. .....................      295
                                                    -------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Hardware & Services (26.4%):
     14     Automatic Data Processing, Inc. ......  $   867
      5     Brocade Communications Systems, Inc.
              (b) ................................      422
     27     Compaq Computer Corp. ................      400
     41     Dell Computer Corp. (b) ..............      708
     10     Electronic Data Systems Corp. ........      601
     37     EMC Corp. (b) ........................    2,454
      4     Fiserv, Inc. (b) .....................      199
      4     Flextronics International Ltd. (b) ...      125
     31     Hewlett-Packard Co. ..................      963
     30     IBM Corp. ............................    2,526
      6     Network Appliance, Inc. (b) ..........      379
     15     Palm, Inc. (b) .......................      430
     11     Paychex, Inc. ........................      520
      1     Qlogic Corp. (b) .....................      108
      3     Sanmina Corp. (b) ....................      230
     11     Solectron Corp. (b) ..................      376
     53     Sun Microsystems, Inc. (b) ...........    1,480
      6     Sungard Data Systems, Inc. (b) .......      273
                                                    -------
                                                     13,061
                                                    -------
Insurance & Brokers (0.3%):
      2     DST Systems, Inc. (b) ................      141
                                                    -------
Internet (2.4%):
      2     Amazon.Com, Inc. (b) .................       31
     10     eBay, Inc. (b) .......................      336
      7     Exodus Communications, Inc. (b) ......      130
      9     Inktomi Corp. (b) ....................      154
      3     VeriSign, Inc. (b) ...................      215
     11     Yahoo, Inc. (b) ......................      337
                                                    -------
                                                      1,203
                                                    -------
Semiconductors (18.8%):
     12     Altera Corp. (b) .....................      308
      6     Analog Devices, Inc. (b) .............      287
     15     Applied Materials, Inc. (b) ..........      588
      5     Applied Micro Circuits Corp. (b) .....      338
      4     Broadcom Corp., Class A (b) ..........      344
    109     Intel Corp. ..........................    3,261
      7     Linear Technology Corp. ..............      301
      8     Maxim Integrated Products, Inc.
              (b) ................................      378
      6     Micrel, Inc. (b) .....................      189
     11     Micron Technology, Inc. (b) ..........      391
      2     PMC-Sierra, Inc. (b) .................      173
     16     STMicroelectronics ADR ...............      685
     31     Texas Instruments, Inc. ..............    1,487

Continued

One Group Mutual Funds
Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Semiconductors, continued:
      2     Vitesse Semiconductor Corp. (b) ......  $   133
      9     Xilinx, Inc. (b) .....................      424
                                                    -------
                                                      9,287
                                                    -------
  Total Common Stocks                                48,081
                                                    -------
INVESTMENT COMPANIES (3.1%):
  1,550     One Group Prime Money Market Fund,
              Class I ............................    1,550
                                                    -------
  Total Investment Companies                          1,550
                                                    -------
REPURCHASE AGREEMENTS (0.3%):
 $  125     State Street Bank and Trust, 6.35%,
              1/2/01, (Collateralized by $115
              various U.S. Government securities,
              6.25%, 8/15/23, market value
              $128) ..............................      125
                                                    -------
  Total Repurchase Agreements                           125
                                                    -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (2.3%):
Master Notes (0.3%):
     75     Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ............................       75
     30     General Mills, 6.76%, 1/2/01* ........       30
     17     Lehman Brothers, 6.97%, 1/2/01* ......       17
     37     Wheels, Inc., 6.78%, 1/2/01* .........       37
     11     Willamette, 6.69%, 1/2/01* ...........       11
                                                    -------
                                                        170
                                                    -------
Put Bonds (1.5%):
     29     Associates Corp., 6.77%, 9/17/01* ....       29
     45     Bank of America, 6.84%, 7/5/01* ......       46
     34     Caterpillar Finance, 6.82%,
              5/1/01* ............................       34
     29     Chase Manhattan, 6.88%, 5/6/02* ......       29
     29     First Union, 6.81%, 10/24/02* ........       29
     29     Ford Motor Credit, 6.80%, 4/11/02* ...       29
     29     GMAC, 7.01%, 5/3/01* .................       29
     11     Greenwich Capital Markets, 7.16%,
              7/9/01* ............................       11
     29     JP Morgan & Co., 6.78%, 5/4/01* ......       29

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Put Bonds, continued:
 $   42     Key Bank, 6.81%, 1/7/02* .............  $    42
     29     Lehman Brothers, 6.93%, 11/22/02* ....       29
     34     Lexington Park Capital Corp., 6.66%,
              1/25/01* ...........................       34
     29     Liberty Lighthouse, 6.71%,
              7/19/01* ...........................       29
     34     Liberty Lighthouse, 6.85%,
              4/12/02* ...........................       34
     29     Merrill Lynch, 6.93%, 5/6/02* ........       29
     23     Merrill Lynch, 6.83%, 10/23/02* ......       23
     34     Morgan Stanley, 6.50%, 10/15/02* .....       34
     29     National City Bank, 6.76%,
              10/23/02* ..........................       28
     13     Salomon Smith Barney, 6.93%,
              2/5/01* ............................       13
     29     Salomon Smith Barney, 6.84%,
              4/8/02* ............................       29
     29     Sigma Finance Co., 6.70%, 1/22/01* ...       29
     17     Sigma Financial, 6.65%, 9/25/01* .....       17
     34     Sigma Financial, 6.68%, 5/15/01* .....       34
     29     SPARCC, 6.76%, 4/2/01* ...............       29
     29     US Bancorp, 6.90%, 5/8/02* ...........       29
                                                    -------
                                                        727
                                                    -------
Repurchase Agreements (0.5%):
      3     Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $3 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $3) ..........        3
     86     Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value $90) ......       86
    149     Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $158 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $156) ..............................      149
                                                    -------
                                                        238
                                                    -------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                            1,135
                                                    -------
Total (Cost $73,212)(a)                             $50,891
                                                    =======

Continued

One Group Mutual Funds
Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $49,434.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  1,225
                   Unrealized depreciation......................   (23,546)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(22,321)
                                                                  ========

 (b) Non-income producing securities.

   * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

ADR American Depository Receipt

See notes to financial statements.

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS (93.5%):
ARGENTINA (0.3%):
Banking (0.1%):
      56    Banco Frances Rio SA .............  $    384
      29    Grupo Financiero Galicia ARS .....       424
                                                --------
                                                     808
                                                --------
Diversified Financial Services (0.1%):
     482    PC Holdings SA ...................       743
                                                --------
Metals & Mining (0.1%):
       6    Siderar SA, Class A ..............        15
     254    Siderca SA .......................       497
                                                --------
                                                     512
                                                --------
Oil & Gas Exploration, Production & Services (0.0%):
     122    Astra Cia Argentin ...............       226
                                                --------
                                                   2,289
                                                --------
AUSTRALIA (2.7%):
Banking (0.7%):
     119    Commonwealth Bank of Australia ...     2,048
     143    National Australia Bank Ltd. .....     2,285
     189    Westpac Banking Corp., Ltd. ......     1,383
                                                --------
                                                   5,716
                                                --------
Beverages (0.1%):
      97    Coca-Cola Amatil Ltd. ............       252
     169    Foster's Brewing Group Ltd. ......       443
                                                --------
                                                     695
                                                --------
Building Products (0.1%):
      81    Boral Ltd. .......................        93
     106    CSR Ltd. .........................       276
      71    Hardie (James) Industries ........       141
                                                --------
                                                     510
                                                --------
Commercial Services (0.1%):
      24    Brambles Industries Ltd. .........       560
                                                --------
Computer (0.0%):
      44    Computershare Ltd. ...............       211
                                                --------
Containers & Packaging (0.0%):
      56    Amcor Ltd. .......................       162
                                                --------
Engineering (0.0%):
      35    Leighton Holdings Ltd. ...........       123
                                                --------
Entertainment (0.0%):
      36    Tabcorp Holdings Ltd. ............       222
                                                --------
Food Products & Services (0.1%):
     285    Goodman Fielder Ltd. .............       199
      85    Woolworth Ltd. ...................       399
                                                --------
                                                     598
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Australia, continued:
Forest Products & Paper (0.0%):
      22    Paperlinx Ltd. ...................  $     40
                                                --------
Gas Utility (0.1%):
      77    Australian Gas Light Co. .........       542
                                                --------
Industrial Holding Company (0.0%):
      18    Smith (Howard) Ltd. ..............        86
                                                --------
Insurance (0.2%):
     110    Amp Ltd. .........................     1,237
      58    QBE Insurance Group Ltd. .........       318
                                                --------
                                                   1,555
                                                --------
Manufacturing (0.1%):
      64    Futuris Corp., Ltd. ..............        64
      50    Orica Ltd. .......................       159
     187    Pacific Dunlop Ltd. ..............       156
      82    Southcorp Holdings Ltd. ..........       223
                                                --------
                                                     602
                                                --------
Media (0.2%):
     198    News Corp., Ltd. .................     1,538
                                                --------
Metals & Mining (0.4%):
     156    Broken Hill Proprietary Co.,
              Ltd. ...........................     1,638
      38    Iluka Resources Ltd. .............        88
      39    Onesteel Ltd. (b) ................        21
      36    Rio Tinto Ltd. ...................       582
     144    WMC Ltd. .........................       615
                                                --------
                                                   2,944
                                                --------
Oil & Gas Exploration, Production & Services (0.0%):
       3    Origin Energy Ltd. ...............         3
      74    Santos Ltd. ......................       247
                                                --------
                                                     250
                                                --------
Pharmaceuticals (0.0%):
      14    CSL Ltd. .........................       301
                                                --------
Real Estate (0.2%):
     201    General Property Trust ...........       309
      43    Lend Lease Corp. .................       399
     135    Stockland Trust Group ............       293
     186    Westfield Trust ..................       352
                                                --------
                                                   1,353
                                                --------
Retail (0.1%):
     138    Coles Myer Ltd. ..................       536
                                                --------
Telecommunications (0.3%):
     730    Telstra Corp., Ltd. ..............     2,605
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Australia, continued:
Tobacco (0.0%):
      12    Rothmans Holdings ................  $     89
                                                --------
                                                  21,238
                                                --------
AUSTRIA (1.3%):
Airlines (0.0%):
      19    Austrian Airlines ................       219
                                                --------
Banking (0.6%):
      66    Bank Austria AG, Participating
              Certificates ...................     3,605
                                                --------
Beverages (0.0%):
       5    Osterreichische Brau-Beteiligungs
              AG .............................       222
                                                --------
Building Products (0.1%):
      29    Wienerberger Baustoffindustrie
              AG .............................       521
                                                --------
Chemicals (0.0%):
       3    Lenzing AG .......................       192
                                                --------
Electric Utility (0.2%):
      16    Osterreichische
              Elekrizitaitswirtschafts-AG,
              Class A ........................     1,577
                                                --------
Engineering (0.1%):
       9    Flughafen Wien AG ................       330
       9    VA Technologie AG ................       255
                                                --------
                                                     585
                                                --------
Environmental Services (0.0%):
      11    BWT AG ...........................       365
                                                --------
Forest Products & Paper (0.0%):
       6    Mayr-Melnhof Karton AG ...........       256
                                                --------
Insurance (0.1%):
       4    EA-Generali AG ...................       661
                                                --------
Manufacturing (0.0%):
      11    Radex-Heraklith
              Industriebeteiligungs AG .......       226
                                                --------
Metals & Mining (0.0%):
       6    Boehler Uddeholm .................       207
                                                --------
Oil & Gas Exploration, Production & Services (0.1%):
      15    OMV AG ...........................     1,189
                                                --------
Tobacco (0.1%):
      11    Austria Tabakwerke AG ............       632
                                                --------
                                                  10,457
                                                --------
BELGIUM (1.5%):
Banking (0.2%):
      45    Kredietbank NV ...................     1,952

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Belgium, continued:
Banking, continued:
      13    Kredietbank Strip (b)(c) .........  $      0
                                                --------
                                                   1,952
                                                --------
Chemicals (0.1%):
       9    Solvay SA ........................       526
                                                --------
Computer (0.0%):
       0    Dolmen Computer Applications
              (c) ............................         2
                                                --------
Diversified Financial Services (0.5%):
     111    Foritg AG ........................     3,616
                                                --------
Electric Utility (0.1%):
       5    Electrabel SA ....................     1,136
                                                --------
Food Products & Services (0.0%):
       1    Colrayt ..........................        44
       7    Delhaize-Le Lion SA ..............       343
                                                --------
                                                     387
                                                --------
Investment Company (0.1%):
       3    Groupe Bruxelles Lambert SA ......       812
                                                --------
Metals & Mining (0.0%):
       3    Union Miniere Group ..............       112
                                                --------
Oil & Gas Exploration, Production & Services (0.2%):
      12    Total Fina SA, Class B ...........     1,714
      12    Total Fina SA, Strip (b)(c) ......         0
                                                --------
                                                   1,714
                                                --------
Pharmaceuticals (0.1%):
      19    UCB Cap Npv Ord ..................       693
                                                --------
Retail (0.0%):
       0    SA D'Ieteren NV (c) ..............        88
                                                --------
Water Utility (0.2%):
       7    Suez Lyonnaise Des Eaux ..........     1,315
       7    Suez Lyonnaise Des Eaux Strip
              (b)(c) .........................         0
                                                --------
                                                   1,315
                                                --------
                                                  12,353
                                                --------
BRAZIL (0.6%):
Aerospace (0.0%):
      10    Embraer Aircraft Corp., SP ADR ...       398
                                                --------
Beverages (0.1%):
     205    Ambev Cia Bebid ..................        49
      20    Companhia de Bebidas ADR .........       515
                                                --------
                                                     564
                                                --------
Containers & Packaging (0.0%):
       5    Companhia Vidraria Santa Maria ...         9
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Brazil, continued:
Electric Utility (0.1%):
  43,175    Centrais Electricas Brasileiras
              SA .............................  $    798
   9,188    Centrais Geradoras do Sul do
              Brasil SA (b) ..................        14
     195    Cia Paulista de Forca e Luz ......         5
                                                --------
                                                     817
                                                --------
Metals & Mining (0.0%):
   4,228    Companhia Siderurgica Nacional ...       135
                                                --------
Oil & Gas Exploration, Production & Services (0.1%):
      20    Petroleo Brasileiro SA ADR .......       505
      10    Petroleo Brasileiro SA ADR .......       225
                                                --------
                                                     730
                                                --------
Telecommunications (0.3%):
       2    Brasil Telecom Participacoes SA
              ADR ............................       112
   1,865    Embratel Participacoes SA ........        22
      10    Embratel Participacoes SA ADR ....       156
   1,865    Tele Centro Sul Participacoes ....        17
  10,591    Tele Norte Leste Participacoes ...       173
      26    Telefonica SA ADR ................     1,279
      83    Telekom Austria AG (b) ...........       467
   3,244    Telesp Celular Participacoes .....        22
   4,045    Telesp Participacoes SA ..........        39
                                                --------
                                                   2,287
                                                --------
Tobacco (0.0%):
      33    Souza Cruz SA ....................       146
                                                --------
                                                   5,086
                                                --------
CANADA (0.0%):
Metals (0.0%):
       3    Alcan Aluminum Ltd. ..............        88
                                                --------
CHILE (0.3%):
Banking & Finance (0.0%):
       9    Banco de Santiago ADR ............       178
                                                --------
Beverages & Tobacco (0.0%):
      14    Embotelladora Andina SA ADR ......       135
       7    Embotelladora Andina SA, Series A
              ADR ............................        82
       5    Vina Concho y Toro SA ADR ........       176
                                                --------
                                                     393
                                                --------
Chemicals (0.0%):
       6    Quimica Y Minera Chile SA ADR ....       135
                                                --------
Containers & Packaging (0.0%):
       9    Cristalerias de Chile ADR ........       141
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Chile, continued:
Electric Utility (0.1%):
      23    Enersis SA ADR (b) ...............  $    399
                                                --------
Forest Products (0.0%):
      14    Masisa SA ADR ....................       170
                                                --------
Metals & Mining (0.0%):
      17    Madeco SA ADR (b) ................        83
                                                --------
Pharmaceuticals (0.0%):
       9    Laboratorio Chile ADR ............       161
                                                --------
Telecommunications (0.2%):
      35    Telecomunicaciones de Chile SA
              ADR ............................       458
                                                --------
                                                   2,118
                                                --------
DENMARK (1.2%):
Airlines (0.0%):
       5    SAS Danmark A/S ..................        46
                                                --------
Banking (0.3%):
      75    Danske Bank ......................     1,340
     103    Nordic Baltic Holding AB (b) .....       803
                                                --------
                                                   2,143
                                                --------
Beverages (0.0%):
       3    Carlsberg A/S, Class A (b) .......       163
       3    Carlsberg A/S, Class B (b) .......       197
                                                --------
                                                     360
                                                --------
Biotechnology (0.0%):
       9    Novozymes A/S, Class B (b) .......       184
                                                --------
Building Products (0.0%):
       6    FLS Industries A/S, Class B ......        84
                                                --------
Commercial Services (0.1%):
       3    Falck A/S ........................       400
       4    ISS A/S (b) ......................       252
                                                --------
                                                     652
                                                --------
Food Products & Services (0.0%):
       9    Danisco A/S ......................       350
                                                --------
Home Furnishings (0.0%):
       2    Bang & Olufsen Holding ...........        67
                                                --------
Pharmaceuticals (0.2%):
       9    Novo-Nordisk A/S .................     1,649
                                                --------
Telecommunications (0.2%):
      11    GN Store Nord A/S (GN Great
              Nordic) ........................       184
      31    Tele Danmark A/S, Class B ........     1,255
                                                --------
                                                   1,439
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Denmark, continued:
Transportation (0.4%):
       0    D/S 1912, Class B (c) ............  $  1,458
       0    D/S Svendborg A/S, Class B (c) ...     1,380
                                                --------
                                                   2,838
                                                --------
                                                   9,812
                                                --------
FINLAND (1.1%):
Computer (0.0%):
       0    Tieto Corp., Class B (c) .........        14
                                                --------
Diversified Financial Services (0.0%):
       6    Sampo Insurance Co. ..............       297
                                                --------
Food Products & Services (0.0%):
      13    Raisio Group PLC .................        24
                                                --------
Forest Products & Paper (0.1%):
      10    UPM-Kymmene Corp. ................       332
                                                --------
Health Care (0.0%):
       3    FNM Instrumentarium ..............        63
                                                --------
Insurance (0.0%):
       4    Pohjola Insurance Group, Class
              B ..............................       154
                                                --------
Metals & Mining (0.0%):
      20    Outokumpo Oy, Class A ............       152
                                                --------
Telecommunications (1.0%):
     161    Nokia Oyj, Class A ...............     7,180
      23    Sonera Group Oyj .................       412
                                                --------
                                                   7,592
                                                --------
                                                   8,628
                                                --------
FRANCE (9.6%):
Aerospace/Defense (0.1%):
       3    Sagem SA .........................       399
      16    Thomson CSF ......................       760
                                                --------
                                                   1,159
                                                --------
Agriculture (0.0%):
       2    Eridania Beghin-Say SA ...........       168
                                                --------
Apparel (0.0%):
       1    Chargeurs International SA .......        51
                                                --------
Auto Parts (0.1%):
      14    Michelin, Class B, Registered
              Shares .........................       494
       6    Valeo SA .........................       277
                                                --------
                                                     771
                                                --------
Automotive (0.1%):
       3    PSA Peugeot ......................       644
                                                --------
Banking (0.7%):
      41    Banque Nationale de Paris ........     3,615

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
France, continued:
Banking, continued:
      31    Societe Generale, Class A ........  $  1,902
                                                --------
                                                   5,517
                                                --------
Beverages (0.4%):
      37    LVMH (Louis Vuitton Moet
              Hennessy) ......................     2,481
       6    Pernod-Ricard ....................       398
                                                --------
                                                   2,879
                                                --------
Building Products (0.2%):
       6    Compagnie de Saint Gobain ........       981
       1    Imetal SA ........................       170
       9    Lafarge SA .......................       775
                                                --------
                                                   1,926
                                                --------
Chemicals (0.2%):
       2    L'Air Liquide ....................       312
       7    L'Air Liquide, Registered Shares
              (b) ............................     1,037
                                                --------
                                                   1,349
                                                --------
Commercial Services (0.6%):
      70    Vivendi Universal SA .............     4,622
                                                --------
Computer (0.1%):
       6    Cap Gemini Sogeti SA .............       982
                                                --------
Computer Software (0.1%):
       9    Dassault Systems SA ..............       629
                                                --------
Cosmetics/Personal Care (0.6%):
      53    L'Oreal SA .......................     4,540
                                                --------
Diversified Financial Services (0.0%):
       0    Natexis SA (c) ...................         6
                                                --------
Electrical & Electronic (0.2%):
      30    STMicroelectronics NV ADR ........     1,284
                                                --------
Engineering (0.2%):
      27    Bouygues SA ......................     1,212
       2    Compagnie Francaise d'Etudes et de
              Construction Technip ...........       360
       2    Vinci ............................       151
                                                --------
                                                   1,723
                                                --------
Entertainment (0.0%):
       0    Club Mediterranee SA (c) .........        29
                                                --------
Food Products & Services (0.8%):
      53    Carrefour SA .....................     3,345
       7    Casino Guichard-Perrachon ........       684
      11    Groupe Danone ....................     1,658

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
France, continued:
Food Products & Services, continued:
       4    Sodexho SA .......................  $    727
                                                --------
                                                   6,414
                                                --------
Health Care (0.0%):
       1    Essilor International ............       198
                                                --------
Home Furnishings (0.0%):
       0    Group Seb SA (c) .................        18
                                                --------
Hotels & Lodging (0.1%):
      18    Accor SA .........................       744
                                                --------
Household Products (0.0%):
       6    BIC ..............................       246
                                                --------
Insurance (0.6%):
      32    AXA SA ...........................     4,590
                                                --------
Investment Company (0.0%):
       0    Eurafrance (c) ...................       227
                                                --------
Machine - Diversified (0.0%):
       3    Sidel SA .........................       128
                                                --------
Machinery & Equipment (0.1%):
      12    Schneider SA .....................       850
                                                --------
Media (0.1%):
      12    Canal Plus .......................        44
       8    Lagardere SCA ....................       484
                                                --------
                                                     528
                                                --------
Metals & Mining (0.1%):
       4    Pechiney SA, Class A .............       171
      21    Usinor ...........................       277
                                                --------
                                                     448
                                                --------
Oil & Gas Exploration, Production & Services (1.1%):
       1    Coflexip SA ......................       113
      56    Total SA, Class B ................     8,305
                                                --------
                                                   8,418
                                                --------
Pharmaceuticals (0.9%):
      42    Rhone-Poulenc SA .................     3,711
      57    Sanofi Synthelabo SA .............     3,801
                                                --------
                                                   7,512
                                                --------
Retail (0.3%):
      10    Pinault Printemps Redoute SA .....     2,207
                                                --------
Semiconductors (0.2%):
      36    STMicroelectronics NV ............     1,572
                                                --------
Telecommunications (1.4%):
      92    Alcatel Alsthom ..................     5,211

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
France, continued:
Telecommunications, continued:
      80    France Telecom SA ................  $  6,948
                                                --------
                                                  12,159
                                                --------
Water Utility (0.3%):
      13    Lyonnaise des Eaux SA ............     2,326
                                                --------
                                                  76,864
                                                --------
GERMANY (12.6%):
Airlines (0.2%):
      52    Lufthansa AG .....................     1,307
                                                --------
Apparel (0.0%):
       5    Adidas AG ........................       320
                                                --------
Auto Parts (0.0%):
      10    Continental AG ...................       163
                                                --------
Automotive (1.0%):
     137    Daimler-Chrysler AG ..............     5,824
      43    Volkswagen AG, NPV ...............     2,291
                                                --------
                                                   8,115
                                                --------
Banking (1.6%):
      55    Bayerische Vereinsbank AG ........     3,082
      84    Deutsche Bank AG, Registered
              Shares .........................     7,024
      71    Dresdner Bank AG .................     3,087
                                                --------
                                                  13,193
                                                --------
Building Products (0.0%):
       6    Heidelberger Zement AG ...........       286
                                                --------
Chemicals (1.1%):
      81    BASF AG ..........................     3,704
      95    Bayer AG .........................     4,988
       3    Carbon AG ........................       140
                                                --------
                                                   8,832
                                                --------
Closed End Funds (0.7%):
     269    Ishares MSCI Germany Index
              Fund ...........................     5,246
                                                --------
Computer Software (0.3%):
      24    SAP AG ...........................     2,772
                                                --------
Cosmetics/Personal Care (0.1%):
      10    Beiersdorf AG, Series ABC ........     1,076
                                                --------
Electric Utility (1.1%):
      59    RWE AG ...........................     2,622
      95    VEBA AG ..........................     5,799
                                                --------
                                                   8,421
                                                --------
Engineering (0.1%):
       5    Bilfinger & Berger Bau AG ........        64
       9    Hochtief AG ......................       175

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Germany, continued:
Engineering, continued:
      11    Linde AG .........................  $    520
                                                --------
                                                     759
                                                --------
Industrial Holding Company (0.1%):
      24    Preussag AG ......................       870
                                                --------
Insurance (3.0%):
      32    Allianz AG .......................    12,152
       7    AMB Aachener und Muenchener
              Beteiligungs AG ................       609
       3    CKAG Colonia Konzern AG ..........       372
      29    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares .........................    10,427
                                                --------
                                                  23,560
                                                --------
Manufacturing (1.5%):
       9    Kugelfischer Georg Schaefer AG ...        64
      20    Man AG ...........................       517
      79    Siemens AG .......................    10,345
      68    Thyssen Krupp AG .................     1,060
                                                --------
                                                  11,986
                                                --------
Pharmaceuticals (0.3%):
      22    Merck KGaA .......................       972
      23    Schering AG ......................     1,325
                                                --------
                                                   2,297
                                                --------
Retail (0.3%):
       5    Douglas Holding AG ...............       171
      12    Karstadt Quelle AG ...............       359
      35    Metro AG .........................     1,614
       1    Metro AG (b) .....................        22
                                                --------
                                                   2,166
                                                --------
Telecommunications (1.2%):
     321    Deutsche Telekom AG ..............     9,662
                                                --------
                                                 101,031
                                                --------
GREECE (0.4%):
Banking (0.3%):
      12    Alpha Credit Bank SA .............       395
       7    Commercial Bank of Greece SA .....       319
      10    Eurobank .........................       188
      16    National Bank of Greece SA .......       603
                                                --------
                                                   1,505
                                                --------
Beverages (0.0%):
       9    Hellenic Bottling Co., SA ........       143
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Greece, continued:
Containers & Packaging (0.0%):
       6    Hellas Can SA ....................  $     50
                                                --------
Food Products & Services (0.0%):
       2    Elais Co. ........................        35
                                                --------
Health Care (0.0%):
      11    Athens Medical Care ..............        95
                                                --------
Home Furnishings (0.0%):
       3    Fourlis SA .......................        38
                                                --------
Insurance (0.0%):
       5    Aspis Pronia General Insurances
              SA .............................        30
                                                --------
Metals & Mining (0.0%):
       0    Silver & Baryte Ore Mining Co., SA
              (c) ............................         7
                                                --------
Telecommunications (0.1%):
      38    Hellenic Telecommunication
              Organization ...................       566
       8    Intracom SA ......................       178
                                                --------
                                                     744
                                                --------
Textile Products (0.0%):
      20    EL. D. Mouzakis SA ...............        75
                                                --------
Tobacco (0.0%):
       2    Papastratos Cigarette Co. ........        29
                                                --------
Transportation (0.0%):
      12    Attica Enterprises ...............        91
                                                --------
                                                   2,842
                                                --------
HONG KONG (1.1%):
Airlines (0.1%):
     248    Cathay Pacific Airways ...........       458
                                                --------
Banking (0.2%):
      68    Bank of East Asia Ltd. ...........       175
      88    Hang Seng Bank Ltd. ..............     1,184
                                                --------
                                                   1,359
                                                --------
Business Service (0.0%):
      30    Wharf Holdings ...................        73
                                                --------
Electric Utility (0.1%):
     169    CLP Holdings Ltd. ................       840
                                                --------
Electronics (0.0%):
     226    Johnson Electric Holdings ........       348
                                                --------
Gas Utility (0.1%):
     487    Hong Kong & China Gas Co.,
              Ltd. ...........................       715
                                                --------
Hotels & Lodging (0.0%):
      18    Shangri-La Asia Ltd. .............        20
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
Industrial Holding Company (0.5%):
     210    Hutchison Whampoa Ltd. ...........  $  2,619
      45    Swire Pacific Ltd., Class A ......       324
                                                --------
                                                   2,943
                                                --------
Internet Applications Software (0.0%):
     143    Sunevision Holdings Ltd. (b) .....        52
                                                --------
Media (0.0%):
      75    Television Broadcasts Ltd. .......       394
                                                --------
Real Estate (0.1%):
      21    Hysan Development Co., Ltd. ......        30
     101    Sino Land Co. ....................        53
      62    Sun Hung Kai Properties Ltd. .....       618
                                                --------
                                                     701
                                                --------
Retail (0.0%):
     250    Tan Chong International Ltd. .....        30
                                                --------
Telecommunications (0.0%):
     588    Pacific Century Cyberworks Ltd.
              (b) ............................       381
                                                --------
Wholesale Distribution (0.0%):
      68    Li & Fung Ltd. ...................       124
                                                --------
                                                   8,438
                                                --------
HUNGARY (0.3%):
Banking (0.1%):
      11    OTP Bank Rt ......................       606
                                                --------
Hotels & Lodging (0.0%):
       4    Danubius Hotel and Spa Rt ........        59
                                                --------
Oil & Gas Exploration, Production & Services (0.0%):
      22    Mol Magyar Olaj-Es Gazipari Rt ...       378
                                                --------
Pharmaceuticals (0.1%):
       8    Gedeon Richter Rt ................       449
                                                --------
Telecommunications (0.1%):
     270    Matav Rt .........................     1,123
                                                --------
                                                   2,615
                                                --------
INDIA (0.6%):
Aluminum (0.1%):
      17    Hindalco Industries Ltd. GDR .....       326
      23    Indian Aluminum Co., Ltd. GDR ....        52
                                                --------
                                                     378
                                                --------
Automotive (0.0%):
       8    Mahindra & Mahindra Ltd. GDR .....        25
      16    Tata Engineering & Locomotive Co.,
              Ltd. GDR .......................        32
                                                --------
                                                      57
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
India, continued:
Banking (0.0%):
      10    ICICI Bank Ltd. ADR ..............  $     65
      20    State Bank of India GDR ..........       162
                                                --------
                                                     227
                                                --------
Building Products (0.0%):
      53    Gujarat Ambuja Cements Ltd.
              GDR ............................       192
                                                --------
Chemicals (0.0%):
      10    Indian Petrochemicals Corp., Ltd.
              GDR ............................        40
      95    Indo Gulf Fertilizers and
              Chemicals Corp., Ltd. GDR
              (b) ............................        81
      25    United Phosphorus Ltd. GDR .......        44
                                                --------
                                                     165
                                                --------
Computer Software (0.2%):
      11    Infosys Technologies Ltd. ........       977
                                                --------
Diversified (0.0%):
      17    ITC Ltd. GDR .....................       337
                                                --------
Education Services (0.0%):
       7    Aptech Ltd. GDR ..................        29
                                                --------
Hotels & Lodging (0.0%):
      14    East India Hotels Ltd. GDR .......        78
      19    Indian Hotels Co., Ltd. GDR ......        95
                                                --------
                                                     173
                                                --------
Manufacturing - Capital Goods (0.0%):
       3    Ashok Leyland Ltd. GDR ...........         8
      56    India Cements Ltd. GDR ...........        56
      28    Larsen & Toubro Ltd. GDR .........       264
                                                --------
                                                     328
                                                --------
Metals & Mining (0.0%):
      20    Steel Authority of India Ltd. GDR
              (b) ............................        40
                                                --------
Pharmaceuticals (0.0%):
      20    Ranbaxy Laboratories Ltd. GDR ....       331
                                                --------
Telecommunications (0.0%):
      24    Mahanagar Telephone Nigam Ltd. ...       187
                                                --------
Textile Products (0.3%):
      74    Arvind Mills Ltd. GDR (b) ........        19
      22    Bombay Dye & Manufacturing Co.
              GDR ............................        48
      89    Century Textile & Industries Ltd.
              GDR ............................        67
      12    Grasim Industries Ltd. GDR .......        82
      30    Grasim Industries Ltd. GDR .......       204
      41    Indian Rayon & Industries Ltd. GDR
              (b) ............................        71

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
India, continued:
Textile Products, continued:
       8    Raymond Ltd. GDR .................  $     37
      61    Reliance Industries Ltd. GDR .....       969
                                                --------
                                                   1,497
                                                --------
Transportation (0.0%):
      21    Bajaj Auto Ltd. GDR ..............       119
                                                --------
Transportation & Shipping (0.0%):
      19    Great Eastern Shipping Co. GDR ...        68
                                                --------
                                                   5,105
                                                --------
IRELAND (0.6%):
Airlines (0.1%):
      38    Ryanair Holdings PLC (b) .........       415
                                                --------
Banking (0.2%):
     102    Allied Irish Banks PLC ...........     1,179
      21    Allied Irish Banks PLC ...........       248
                                                --------
                                                   1,427
                                                --------
Building Products (0.1%):
      17    CRH PLC ..........................       321
      22    CRH PLC ..........................       417
                                                --------
                                                     738
                                                --------
Computer Software (0.0%):
       1    Iona Technologies PLC (b) ........       101
                                                --------
Diversified Financial Services (0.1%):
      38    Irish Life & Permanent PLC .......       477
                                                --------
Food Products & Services (0.0%):
      17    Kerry Group, Class A .............       219
                                                --------
Forest Products & Paper (0.0%):
     105    Smufit (Jefferson) Group .........       206
                                                --------
Health Services (0.1%):
      19    Elan Corp., PLC ..................       905
                                                --------
Hotels & Lodging (0.0%):
       1    Jurys Hotel Group PLC ............        10
                                                --------
Industrial Holding Company (0.0%):
       5    DCC PLC ..........................        55
                                                --------
Media (0.0%):
      67    Independent Newspapers PLC .......       183
                                                --------
Telecommunications (0.0%):
     100    Eircom PLC .......................       258
                                                --------
                                                   4,994
                                                --------
ISRAEL (0.8%):
Banking (0.1%):
     229    Bank Hapoalim Ltd. ...............       664

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Israel, continued:
Banking, continued:
      80    First International Bank of
              Israel, Class 1 ................  $    110
      20    First International Bank of
              Israel, Class 5 ................       135
                                                --------
                                                     909
                                                --------
Chemicals (0.1%):
     278    Israel Chemicals Ltd. ............       344
       0    Israel Petrochemical Enterprises
              (c) ............................         1
      94    Makhteshim Agan Industries (b) ...       231
                                                --------
                                                     576
                                                --------
Computer Hardware (0.0%):
       8    Scitex Corp., Ltd. (b) ...........        58
                                                --------
Computer Software (0.2%):
      10    Check Point Software Technologies
              Ltd. (b) .......................     1,336
                                                --------
Food Products & Services (0.0%):
      22    Osem Investment Ltd. .............       136
      11    Super-Sol Ltd. ADR ...............       194
                                                --------
                                                     330
                                                --------
Forest Products & Paper (0.0%):
       2    American Israeli Paper Mills .....       120
                                                --------
Homebuilders (0.0%):
       1    Property & Building Corp.,
              Ltd. ...........................        84
                                                --------
Industrial Holding Company (0.0%):
       6    Elco Holdings Ltd. ...............        44
       1    Israel Corp., Ltd. ...............       185
                                                --------
                                                     229
                                                --------
Insurance (0.0%):
       9    Clal Insurance Enterprise
              Holdings .......................       142
                                                --------
Investment Company (0.0%):
       7    IDB Holding Corp., Ltd. ..........       236
                                                --------
Pharmaceuticals (0.3%):
       1    Agis Industries Ltd. (b) .........         6
      21    Teva Pharmaceutical ADR ..........     1,567
                                                --------
                                                   1,573
                                                --------
Real Estate (0.0%):
       0    Africa-Israel Investments Ltd.
              (b)(c) .........................        34
      49    Industrial Buildings Corp. .......        73
                                                --------
                                                     107
                                                --------
Telecommunications (0.1%):
     113    Bezeq Israeli Telecom Co. ........       608

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Israel, continued:
Telecommunications, continued:
       6    Koor Industries ADR ..............  $     80
                                                --------
                                                     688
                                                --------
Telecommunications - Equipment (0.0%):
      13    ECI Telecommunications ...........       185
       3    Gilat Satellite Networks Ltd. ....        77
                                                --------
                                                     262
                                                --------
                                                   6,650
                                                --------
ITALY (8.0%):
Airlines (0.1%):
     230    Alitalia SpA .....................       414
                                                --------
Apparel (0.1%):
     308    Benetton Group SpA ...............       642
      13    Marzotto (Gaetano) & Figli SpA ...       155
                                                --------
                                                     797
                                                --------
Auto Parts (0.1%):
     283    Pirelli SpA ......................     1,008
                                                --------
Automotive (0.2%):
      60    Fiat SpA .........................     1,474
      18    Fiat SpA (Non-convertible) .......       263
                                                --------
                                                   1,737
                                                --------
Banking (1.7%):
     150    Banca Intesa SpA RNC .............       434
      50    Banca Popolare di Milano .........       250
     225    Bancario San Paolo di Torino .....     3,635
     759    Banco Ambrosiano Veneto SpA ......     3,649
     200    Bipop-Carire SpA .................     1,305
     855    Unicredito Italiano SpA ..........     4,469
                                                --------
                                                  13,742
                                                --------
Building Products (0.0%):
      10    Cementir SpA .....................        14
      32    Italcementi SpA ..................       266
      13    Italcementi SpA RNC ..............        52
                                                --------
                                                     332
                                                --------
Chemicals (0.0%):
      62    Snia SpA .........................       135
                                                --------
Diversified Financial Services (0.2%):
     126    Mediobanca SpA ...................     1,426
                                                --------
Electric Utility (0.4%):
     875    Enel SpA .........................     3,401
                                                --------
Engineering (0.0%):
     125    Impregilo SpA ....................        68
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Italy, continued:
Food Products & Services (0.0%):
     221    Parmalat Finanziaria SpA .........  $    358
                                                --------
Gas Utility (0.1%):
      51    Italgas SpA ......................       512
                                                --------
Insurance (1.2%):
     206    Assicurazioni Generali SpA .......     8,181
      92    Riuniune Adriatici de Sicurta
              SpA ............................     1,437
      12    Societa Assicuratrice Industriale
              SpA ............................       236
      10    Societa Assicuratrice Industriale
              SpA RNC ........................        91
                                                --------
                                                   9,945
                                                --------
Media (0.4%):
     207    Mediaset SpA .....................     2,471
      49    Mondadori (Arnoldo) Editore
              SpA ............................       459
      41    Seat Pagine Gialle SpA ...........        92
                                                --------
                                                   3,022
                                                --------
Oil & Gas Exploration, Production & Services (1.2%):
   1,489    Ente Nazionale Idrocarburi (ENI)
              SpA ............................     9,503
                                                --------
Retail (0.1%):
      44    Bulgari SpA ......................       536
      37    La Rinascente SpA ................       216
                                                --------
                                                     752
                                                --------
Telecommunications (2.2%):
       1    Sirti SpA ........................         1
   1,082    Telecom Italia Mobile SpA di Risp
              (Non-convertible) ..............     8,638
     593    Telecom Italia Mobile SpA RNC ....     6,555
     239    Telecom Italia SpA ...............     1,043
     143    Telecom Italia SpA RNC ...........       858
      14    Tiscali SpA (b) ..................       237
                                                --------
                                                  17,332
                                                --------
                                                  64,484
                                                --------
JAPAN (26.4%):
Airlines (0.1%):
     218    Japan Airlines Co., Ltd. .........       998
                                                --------
Apparel (0.1%):
      31    Gunze Ltd. .......................       107
      22    Onward Kashiyama Co., Ltd. .......       184
      14    Tokyo Style Co., Ltd. ............       128
      18    Wacoal Corp. .....................       150
                                                --------
                                                     569
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Auto Parts (0.5%):
      95    Bridgestone Corp. ................  $    865
     101    Denso Corp. ......................     2,185
      29    Koyo Seiko Co., Ltd. .............       207
      31    NGK Spark Plug Co., Ltd. .........       453
      22    Sanden Corp. .....................       102
                                                --------
                                                   3,812
                                                --------
Automotive (2.1%):
      88    Honda Motor Co., Ltd. ............     3,283
      39    Nippon Sharyo Ltd. ...............        65
     225    Nissan Motor Co., Ltd. (b) .......     1,296
     413    Toyota Motor Corp. ...............    13,199
                                                --------
                                                  17,843
                                                --------
Banking (2.2%):
      54    77th Bank Ltd. ...................       308
     479    Asahi Bank Ltd. ..................     1,632
     118    Ashikaga Bank Ltd. ...............       205
     512    Bank of Tokyo-Mitsubishi Ltd. ....     5,093
      91    Bank of Yokohama Ltd. ............       414
      81    Gunma Bank Ltd. ..................       396
     116    Hokuriku Bank Ltd. ...............       242
     132    Joyo Bank Ltd. ...................       420
      76    Mitsubishi Trust & Banking
              Corp. ..........................       523
       0    Mizuho Holdings Inc. (c) .........     2,764
     927    Sakura Bank Ltd. .................     5,600
                                                --------
                                                  17,597
                                                --------
Beverages (0.2%):
     109    Kirin Brewery Co., Ltd. ..........       976
      36    Sapporo Breweries Ltd. ...........       106
      25    Takara Shuzo Co., Ltd. ...........       437
                                                --------
                                                   1,519
                                                --------
Beverages & Tobacco (0.1%):
      79    Asahi Breweries Ltd. .............       806
                                                --------
Building Products (0.5%):
     135    Asahi Glass Co., Ltd. ............     1,116
     113    Chichibu Onoda Cement Co. ........       194
      35    Daikin Industries Ltd. ...........       674
      39    Inax Corp. .......................       197
      67    Nippon Sheet Glass Co., Ltd. .....       818
      35    Sanwa Shutter Corp. ..............        70
      59    Sumitomo Osaka Cement Co.,
              Ltd. ...........................       197
      15    Takara Standard Co., Ltd. ........        53
      28    Tostem Corp. .....................       348
                                                --------
                                                   3,667
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Chemicals (0.9%):
     166    Asahi Chemical Industry Co.,
              Ltd. ...........................  $    956
      53    Daicel Chemical Industries
              Ltd. ...........................       161
     103    Dainippon Ink & Chemicals,
              Inc. ...........................       307
      56    Denki Kagaku Kogyo Kabushiki
              Kaisha .........................       193
      59    Ishihara Sangyo Kaisha Ltd.
              (b) ............................       105
      43    Kaneka Corp. .....................       407
      36    Kureha Chemical Industry Co.,
              Ltd. ...........................        86
     232    Mitsubishi Chemical Corp. ........       611
      68    Mitsubishi Gas Chemical Co.,
              Inc. ...........................       205
      24    Nippon Shokubai K.K. Co. .........        92
      18    Nitto Denko Corp. ................       489
      17    NOF Corp. ........................        35
      69    Sekisui Chemical Co., Ltd. .......       196
      46    Shin-Etsu Chemical Co. ...........     1,789
     133    Showa Denko K.K. .................       182
     192    Sumitomo Chemical Co. ............       953
      77    Tosoh Corp. ......................       211
     116    Ube Industries Ltd. ..............       261
                                                --------
                                                   7,239
                                                --------
Closed End Funds (0.2%):
     153    MSCI Japan Index Fund ............     1,694
                                                --------
Commercial Services (0.3%):
       6    Benesse Corp. ....................       223
      98    Dai Nippon Printing Co., Ltd. ....     1,460
      31    Kamigumi Co., Ltd. ...............       138
      91    Toppan Printing Co., Ltd. ........       793
                                                --------
                                                   2,614
                                                --------
Computer (0.4%):
      10    CSK Corp. ........................       140
     205    Fujitsu Ltd. .....................     3,023
                                                --------
                                                   3,163
                                                --------
Computer Software (0.2%):
      17    Konami Co., Ltd. .................     1,261
       3    Trans Cosmos, Inc. ...............       143
                                                --------
                                                   1,404
                                                --------
Containers & Packaging (0.1%):
      26    Toyo Seikan Kaisha Ltd. ..........       422
                                                --------
Cosmetics/Personal Care (0.4%):
      91    Kanebo Ltd. (b) ..................       226
      75    Kao Corp. ........................     2,180
      48    Shisiedo Co., Ltd. ...............       536
                                                --------
                                                   2,942
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Diversified Financial Services (1.3%):
      18    Acom Co., Ltd. ...................  $  1,314
      24    Credit Saison Co., Ltd. ..........       512
     152    Daiwa Securities Co., Ltd. .......     1,588
      36    Jaccs Co., Ltd. ..................        95
      73    Nippon Shinpan Co., Ltd. .........        93
     208    Nomura Securities Co., Ltd. ......     3,743
      65    Orient Corp. (b) .................        80
      10    Orix Corp. .......................       993
      14    Promise Co., Ltd. ................       993
      10    Takefuji Corp. ...................       630
                                                --------
                                                  10,041
                                                --------
Electric Utility (0.8%):
     120    Kansai Electric Power Co.,
              Inc. ...........................     2,029
      90    Tohoku Electric Power Co.,
              Inc. ...........................     1,209
     139    Tokyo Electric Power Co., Ltd. ...     3,445
                                                --------
                                                   6,683
                                                --------
Electrical Equipment (1.7%):
      30    Brother Industries Ltd. ..........        57
      44    Casio Computer Co., Ltd. .........       372
      48    Fujikura Ltd. ....................       360
      82    Furukawa Electric Co., Ltd. ......     1,432
     379    Hitachi Ltd. .....................     3,378
     251    Mitsubishi Electric Corp. ........     1,545
     229    Sanyo Electric Co., Ltd. .........     1,905
     129    Sharp Corp. ......................     1,557
      85    Sumitomo Electric Industries
              Ltd. ...........................     1,395
     290    Toshiba Corp. ....................     1,940
                                                --------
                                                  13,941
                                                --------
Electronics (2.0%):
      10    Advantest Corp. ..................       965
      19    Alps Electric Co., Ltd. ..........       290
       8    Dianippon Screen Manufacturing
              Co., Ltd. ......................        38
      24    Fanuc Co., Ltd. ..................     1,606
       4    Hirose Electric Co., Ltd. ........       356
      19    Kyocera Corp. ....................     2,053
      44    Minebea Co., Ltd. ................       408
      25    Murata Manufacturing Co., Ltd. ...     2,933
     183    NEC Corp. ........................     3,349
      48    NGK Insulators Ltd. ..............       636
      31    Omron Corp. ......................       645
      30    Secom Co., Ltd. ..................     1,957
      10    Taiyo Yuden Co., Ltd. ............       335

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Electronics, continued:
      18    Yokogawa Electric Corp. ..........  $    152
                                                --------
                                                  15,723
                                                --------
Engineering (0.3%):
      78    Fujita Corp. (b) .................        24
      32    JGC Corp. ........................       218
     118    Kajima Corp. .....................       328
      45    Kinden Corp. .....................       258
     103    Kumagai Gumi Co., Ltd. (b) .......        41
      12    Maeda Road Construction ..........        49
      19    Nippon Comsys Corp. ..............       341
      39    Nishimatsu Construction ..........       133
      81    Obayashi Corp. ...................       349
      38    Okumura Corp. ....................       128
      72    Penta-Ocean Construction Co.,
              Ltd. ...........................        84
      97    Shimizu Corp. ....................       287
      14    Takuma Co., Ltd. .................        96
      23    Toa Corp. ........................        26
                                                --------
                                                   2,362
                                                --------
Entertainment (0.1%):
      29    Toei Co., Ltd. ...................       102
       2    Toho Co. .........................       318
      64    Tokyotokeiba Co., Ltd. ...........        61
                                                --------
                                                     481
                                                --------
Environmental Services (0.0%):
      18    Kurita Water Industries Ltd. .....       235
       8    Oyo Corp. ........................        85
                                                --------
                                                     320
                                                --------
Food Products & Services (0.4%):
      70    Ajinomoto Co., Inc. ..............       909
      15    House Foods Corp. ................       196
      24    Kikkoman Corp. ...................       178
      42    Meiji Milk Products Co., Ltd. ....       184
      40    Meiji Seika Kaisha Ltd. ..........       229
      49    Nichirei Corp. ...................       206
      42    Nippon Meat Packers, Inc. ........       572
      28    Nippon Suisan Kaisha Ltd. ........        44
      14    Nissin Food Products Co., Ltd. ...       342
      41    Snow Brand Milk Products Co.,
              Ltd. ...........................       141
      27    Yamazaki Baking Co., Ltd. ........       188
                                                --------
                                                   3,189
                                                --------
Forest Products & Paper (0.2%):
      34    Mitsubishi Paper Mills Ltd. ......        71
      92    Nippon Paper Industries Co.,
              Ltd. ...........................       549
     106    Oji Paper Co., Ltd. ..............       549

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Forest Products & Paper, continued:
      26    Sumitomo Forestry Co., Ltd. ......  $    183
       9    Uni-Charm Corp. ..................       432
                                                --------
                                                   1,784
                                                --------
Gas Utility (0.2%):
     290    Osaka Gas Co., Ltd. ..............       881
     340    Tokyo Gas Co., Ltd. ..............     1,006
                                                --------
                                                   1,887
                                                --------
Health Care (0.1%):
      12    Hoya Corp. .......................       883
                                                --------
Home Furnishings (1.5%):
     199    Matsushita Electric Industrial
              Co., Ltd. ......................     4,757
      19    Pioneer Electronic Corp. .........       507
     100    Sony Corp. .......................     6,918
      18    Yamaha Corp. .....................       177
                                                --------
                                                  12,359
                                                --------
Homebuilders (0.1%):
      64    Daiwa House Industry Co., Ltd. ...       398
      85    Sekisui House Ltd. ...............       778
                                                --------
                                                   1,176
                                                --------
Housewares (0.1%):
      19    Noritake Co., Ltd. ...............       102
      48    Toto Ltd. ........................       339
                                                --------
                                                     441
                                                --------
Insurance (0.4%):
      92    Mitsui Marine & Fire Insurance
              Co., Ltd. ......................       528
       1    Nichido Fire & Marine Insurance
              Co., Ltd. ......................         3
      83    Sumitomo Marine & Fire Insurance
              Co., Ltd. ......................       536
     175    Tokio Marine & Fire Insurance Co.,
              Ltd. ...........................     2,006
                                                --------
                                                   3,073
                                                --------
Internet Content (0.1%):
      26    Softbank Corp. ...................       904
                                                --------
Leisure (0.1%):
       8    Namco Ltd. .......................       145
      16    Shimano, Inc. ....................       315
      27    Tokyo Dome Corp. .................        99
                                                --------
                                                     559
                                                --------
Machine - Diversified (0.3%):
      38    Amada Co., Ltd. ..................       283

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Machine - Diversified, continued:
      20    Daifuku Co., Ltd. ................  $    117
      37    Ebara Corp. ......................       402
      51    Japan Steel Works Ltd. (b) .......        41
     116    Komatsu Ltd. .....................       513
      10    Komori Corp. .....................       166
     160    Kubota Corp. .....................       488
       9    Makino Milling Machine Co.,
              Ltd. ...........................        47
      18    Okuma Corp. ......................        57
      79    Sumitomo Heavy Industries Ltd. ...       123
      26    Tsubakimoto Chain Co. ............        78
                                                --------
                                                   2,315
                                                --------
Machinery & Equipment (0.2%):
      17    Makita Corp. .....................       119
      14    Mori Seiki Co., Ltd. .............       155
       8    SMC Corp. ........................       992
                                                --------
                                                   1,266
                                                --------
Manufacturing (0.7%):
      21    Amano Corp. ......................       160
      57    Fuji Photo Film Co., Ltd. ........     2,386
     177    Kawasaki Heavy Industries Ltd. ...       189
      40    Konica Corp. .....................       327
     396    Mitsubishi Heavy Industries
              Ltd. ...........................     1,727
      38    Nikon Corp. ......................       407
      24    Olympus Optical Co., Ltd. ........       415
                                                --------
                                                   5,611
                                                --------
Media (0.1%):
      21    Tokyo Broadcasting System,
              Inc. ...........................       622
                                                --------
Metals & Mining (0.4%):
     364    Kawasaki Steel Corp. .............       376
      86    Mitsubishi Materials Corp. .......       206
      32    Mitsui Mining & Smelting Co.,
              Ltd. ...........................       247
     777    Nippon Steel Co. .................     1,285
      69    NSK Ltd. .........................       422
      63    NTN Corp. ........................       196
      37    Sumitomo Metal Mining Co.,
              Ltd. ...........................       194
                                                --------
                                                   2,926
                                                --------
Office Equipment & Services (0.4%):
      95    Canon, Inc. ......................     3,327
      18    Kokuyo Co., Ltd. .................       268
                                                --------
                                                   3,595
                                                --------
Oil & Gas Exploration, Production & Services (0.2%):
      11    Arabian Oil Co., Ltd. (b) ........        84

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Oil & Gas Exploration, Production & Services, continued:
     129    Japan Energy Corp. ...............  $    200
     196    Nippon Oil Co. ...................       943
      76    Teikoku Oil Co., Ltd. ............       317
                                                --------
                                                   1,544
                                                --------
Pharmaceuticals (1.7%):
      28    Chugai Pharmaceutical Co.,
              Ltd. ...........................       466
      34    Dai-Ichi Pharmaceuticals .........     1,012
      36    Eisai Co., Ltd. ..................     1,261
      49    Kyowa Hakko Kogyo Co., Ltd. ......       339
      55    Sankyo Co., Ltd. .................     1,320
      27    Shionogi & Co., Ltd. .............       551
      44    Taisho Pharmaceutical Co. ........     1,191
     102    Takeda Chemical Industries
              Ltd. ...........................     6,037
      40    Yamanouchi Pharmaceutical Co.,
              Ltd. ...........................     1,730
                                                --------
                                                  13,907
                                                --------
Real Estate (0.4%):
      20    Daito Trust Construction Co.,
              Ltd. ...........................       366
      26    Daiwa Kosho Lease Co., Ltd. ......        70
     140    Mitsubishi Estate Co., Ltd. ......     1,496
      87    Mitsui Fudosan Co., Ltd. .........       865
      32    Tokyo Tatemono Co., Ltd. .........        52
                                                --------
                                                   2,849
                                                --------
Retail (0.7%):
       9    Aoyama Trading Co., Ltd. .........        64
       5    Autobacs Seven Co., Ltd. .........       113
      34    Citizen Watch Co., Ltd. ..........       248
      59    Daiei, Inc. (b) ..................        95
      37    Daimura, Inc. ....................       108
      30    Hankyu Department Stores, Inc. ...       133
      25    Isetan Co., Ltd. .................       264
      36    ITO-Yokado Co., Ltd. .............     1,796
      37    JUSCO Co., Ltd. ..................       804
      41    Marui Co., Ltd. ..................       619
      59    Mitsukoshi Ltd. ..................       241
      44    Mycal Corp. ......................        94
      15    Seiyu Ltd. (b) ...................        40
       7    Shimachu Co., Ltd. ...............        79
      13    Skylark Co., Ltd. ................       364
      39    Takashimaya Co., Ltd. ............       265
      22    UNY Co., Ltd. ....................       235
                                                --------
                                                   5,562
                                                --------
Semiconductors (0.4%):
      12    Rohm Co., Ltd. ...................     2,281

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Semiconductors, continued:
      19    Tokyo Electron Ltd. ..............  $  1,028
                                                --------
                                                   3,309
                                                --------
Shipbuilding (0.0%):
     141    Hitachi Zosen Corp. ..............       107
      90    Mitsui Engineering & Shipbuilding
              Co., Ltd. (b) ..................        83
                                                --------
                                                     190
                                                --------
Storage (0.0%):
      30    Mitsubishi Logistics Corp. .......       263
      39    Mitsui-Soko Co., Ltd. ............        73
                                                --------
                                                     336
                                                --------
Telecommunications (1.2%):
       1    Nippon Telegraph & Telephone
              Corp. ..........................     9,873
                                                --------
Textile Products (0.3%):
      46    Kuraray Co., Ltd. ................       430
     101    Mitsubishi Rayon Co., Ltd. .......       303
      42    Nisshinbo Industries, Inc. .......       191
     118    Teijin Ltd. ......................       610
     171    Toray Industries, Inc. ...........       644
     118    Toyobo Ltd. ......................       235
                                                --------
                                                   2,413
                                                --------
Toys (0.2%):
       7    Nintendo Co., Ltd. ...............     1,166
       8    Sanrio Co., Ltd. .................       140
      12    Sega Enterprises Ltd. (b) ........       121
                                                --------
                                                   1,427
                                                --------
Transportation (0.9%):
       0    East Japan Railway Co. (c) .......     2,547
      61    Kawasaki Kisen Kaisha Ltd. .......        92
      95    Keihin Electric Express Railway
              Co., Ltd. ......................       377
     154    Kinki Nippon Railway Co., Ltd. ...       643
     123    Nippon Express Co., Ltd. .........       743
     135    Nippon Yusen Kabushiki Kaisha ....       558
       0    Odakyu Electric Railway Co., Ltd.
              (c) ............................         0
      17    Seino Transportation Co., Ltd. ...        72
     116    Tobu Railway Co., Ltd. ...........       341
     131    Tokyu Corp. ......................       707
      50    Yamato Transport Co., Ltd. .......       919
                                                --------
                                                   6,999
                                                --------
Wholesale Distribution (0.6%):
     171    Itochu Corp. (b) .................       797

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
Wholesale Distribution, continued:
     165    Marubeni Corp. (b) ...............  $    390
     179    Mitsubishi Corp. .................     1,319
     182    Mitsui & Co., Ltd. ...............     1,146
     125    Sumitomo Corp. ...................       900
                                                --------
                                                   4,552
                                                --------
                                                 211,391
                                                --------
KOREA (0.1%):
Closed End Funds (0.1%):
      52    Ishares MSCI South Korea (b) .....       637
                                                --------
MEXICO (0.7%):
Beverages (0.1%):
      40    Fomento Economico Mexicano SA
              (b) ............................       119
      33    Grupo Continental SA .............        36
     160    Grupo Modelo SA, Series C ........       410
                                                --------
                                                     565
                                                --------
Beverages & Tobacco (0.0%):
      11    Compania Cervezas Unidas SA
              ADR ............................       245
                                                --------
Biotechnology (0.0%):
      22    Empresas La Moderna SA de CV
              (b) ............................       101
                                                --------
Building Products (0.0%):
      13    Apasco SA de CV ..................        60
      24    Cemex SA de CV, Series CPO .......        84
       1    Cemex SA de OV ADR (b) ...........         0
                                                --------
                                                     144
                                                --------
Diversified Financial Services (0.1%):
     327    Grupo Financiero Banamex Accival
              SA de CV (b) ...................       536
     240    Grupo Financiero Bancomer SA de
              CV, Class O (b) ................       133
                                                --------
                                                     669
                                                --------
Engineering (0.0%):
      60    Empresas ICA Sociedad Controladora
              SA de CV (b) ...................        11
                                                --------
Food Products & Services (0.0%):
      85    Grupo Industrial Bimbo SA de CV,
              Series A .......................       119
                                                --------
Forest Products & Paper (0.0%):
      85    Kimberly-Clark de Mexico SA de CV,
              Class A ........................       225
                                                --------
Housewares (0.0%):
      30    Vitro SA .........................        22
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Mexico, continued:
Industrial Holding Company (0.0%):
      32    ALFA SA de CV, Class A ...........  $     43
      65    Desc SA de CV, Series B ..........        25
      40    Grupo Carso SA de CV, Series A-1
              (b) ............................        98
                                                --------
                                                     166
                                                --------
Media (0.0%):
     160    Grupo Televisa SA, Series CPO
              (b) ............................       357
                                                --------
Metals & Mining (0.0%):
      33    Grupo Mexico SA de CV, Class B
              (b) ............................        98
      32    Industrias Penoles SA, Series
              CP .............................        22
                                                --------
                                                     120
                                                --------
Retail (0.2%):
     124    Cifra SA de CV, Series C (b) .....       228
     209    Cifra SA de CV, Series V (b) .....       417
      39    Controladora Comercial Mexicana SA
              de CV - UB (b) .................        40
      25    Controladora Comercial Mexicana SA
              de CV - UBC (b) ................        23
      35    Grupo Elektra SA de CV ...........        29
                                                --------
                                                     737
                                                --------
Telecommunications (0.3%):
     166    Telefonos de Mexico SA, Series
              A ..............................       376
     658    Telefonos de Mexico SA, Series
              L ..............................     1,499
                                                --------
                                                   1,875
                                                --------
                                                   5,356
                                                --------
NETHERLANDS (2.6%):
Airlines (0.0%):
       2    KLM Royal Dutch Airlines (b) .....        55
                                                --------
Banking (0.2%):
      63    ABN Amro Holding NV ..............     1,433
                                                --------
Beverages (0.1%):
      14    Heineken NV ......................       825
                                                --------
Chemicals (0.1%):
      15    Akzo Nobel NV ....................       784
                                                --------
Computer (0.1%):
      20    ASM Lithography Holding NV (b) ...       454
                                                --------
Electronics (0.3%):
      58    Philips Electronics NV ...........     2,106
                                                --------
Food Products & Services (0.3%):
      34    Koninklijke Ahold NV .............     1,090

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
Food Products & Services, continued:
      27    Unilever NV ......................  $  1,712
                                                --------
                                                   2,802
                                                --------
Insurance (0.6%):
      45    Aegon NV .........................     1,882
      42    ING Groep NV .....................     3,339
                                                --------
                                                   5,221
                                                --------
Media (0.1%):
      37    Elsevier NV ......................       536
      16    Wolters Kluwer CVA ...............       448
                                                --------
                                                     984
                                                --------
Metals & Mining (0.0%):
      20    Corus Group PLC ..................        20
                                                --------
Oil & Gas Exploration, Production & Services (0.6%):
      90    Royal Dutch Petroleum Co. ........     5,500
                                                --------
Telecommunications (0.1%):
      41    Koninklijke KPN NV ...............       467
                                                --------
Transportation (0.1%):
      20    TNT Post Groep NV ................       487
                                                --------
                                                  21,138
                                                --------
NEW ZEALAND (0.3%):
Beverages (0.0%):
     125    Lion Nathan Ltd. .................       282
                                                --------
Building Products (0.0%):
      93    Fletcher Challenge Building ......        80
                                                --------
Forest Products & Paper (0.0%):
     268    Carter Holt Harvey Ltd. ..........       195
     136    Fletcher Challenge Forestry
              (b) ............................        17
                                                --------
                                                     212
                                                --------
Home Furnishings (0.0%):
      78    Fisher & Paykel Industries
              Ltd. ...........................       274
                                                --------
Industrial Holding Company (0.0%):
     591    Brierley Investments Ltd. (b) ....        73
                                                --------
Oil & Gas Exploration, Production & Services (0.1%):
      75    Fletcher Challenge Energy ........       285
                                                --------
Telecommunications (0.2%):
     376    Telecom Corp. of New Zealand
              Ltd. ...........................       801
                                                --------
                                                   2,007
                                                --------
NORWAY (1.0%):
Airlines (0.0%):
      17    SAS Norge ASA, Class B ...........       180
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Norway, continued:
Banking (0.1%):
     177    Den Norske Bank ASA ..............  $    952
                                                --------
Electric Utility (0.0%):
      14    Hafslund ASA, Class A ............        70
      43    Hafslund ASA, Class B ............       124
                                                --------
                                                     194
                                                --------
Engineering (0.0%):
      26    Kvaerner ASA, Class A ............       186
                                                --------
Environmental Services (0.1%):
      38    Tomra Systems ASA ................       729
                                                --------
Food Products & Services (0.1%):
      51    Orkla ASA, Series A ..............     1,007
                                                --------
Forest Products & Paper (0.1%):
       6    Norske Skogsindustrier ASA .......       204
       7    Norske Skogsindustrier ASA, Class
              A ..............................       294
                                                --------
                                                     498
                                                --------
Insurance (0.1%):
      62    Storebrand ASA ...................       439
                                                --------
Internet Content (0.0%):
      30    Merkantildata ASA ................       116
                                                --------
Manufacturing (0.4%):
      60    Norsk Hydro ASA ..................     2,539
                                                --------
Media (0.0%):
      16    Schibsted ASA ....................       197
                                                --------
Metals & Mining (0.0%):
      15    Elkem ASA ........................       233
                                                --------
Oil & Gas Exploration, Production & Services (0.1%):
      24    Petroleum Geo-Services ASA (b) ...       311
      13    Smedvig ASA, Class A .............       124
      12    Smedvig ASA, Class B .............        98
                                                --------
                                                     533
                                                --------
Transportation (0.0%):
      13    Bergesen Dy ASA, Class A .........       204
      17    Leif Hoegh & Co., ASA (b) ........       146
                                                --------
                                                     350
                                                --------
                                                   8,153
                                                --------
PHILIPPINES (0.3%):
Banking (0.1%):
      89    Metropolitan Bank & Trust Co.
              (b) ............................       324
      55    Philippine National Bank (b) .....        42
      33    Security Bank Corp. (b) ..........        19

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Philippines, continued:
Banking, continued:
      35    Union Bank Philippines ...........  $     24
                                                --------
                                                     409
                                                --------
Beverages (0.0%):
     199    San Miguel Corp., Class B ........       221
                                                --------
Building Products (0.0%):
   2,543    Southeast Asia Cement Holdings,
              Inc. (b) .......................        10
                                                --------
Commercial Services (0.0%):
     137    International Container Terminal
              Services, Inc. (b) .............         2
                                                --------
Electric Utility (0.0%):
      85    Manila Electric Co., Class B .....        84
                                                --------
Electronics (0.0%):
     149    Ionics Circuit, Inc. .............        47
                                                --------
Engineering (0.0%):
     710    DMCI Holdings, Inc. (b) ..........         4
                                                --------
Food Products & Services (0.0%):
     300    Universal Robina Corp. ...........        28
                                                --------
Oil & Gas Exploration, Production & Services (0.0%):
   1,928    Petron Corp. (b) .................        46
                                                --------
Real Estate (0.1%):
   1,103    Ayala Land, Inc. .................       119
     825    Filinvest Land, Inc. (b) .........        22
   3,802    SM Prime Holdings, Inc. ..........       442
                                                --------
                                                     583
                                                --------
Telecommunications (0.1%):
      37    Philippine Long Distance Telephone
              Co. ............................       638
                                                --------
                                                   2,072
                                                --------
PORTUGAL (0.6%):
Banking (0.1%):
     179    Banco Commercial Portuguese ......       952
      14    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered
              Shares .........................       241
                                                --------
                                                   1,193
                                                --------
Building Products (0.0%):
      16    Cimpor-Cimentos de Portugal, SGPS
              SA .............................       392
                                                --------
Commercial Services (0.0%):
      31    Brisa Auto-Estradas ..............       281
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Portugal, continued:
Diversified Financial Services (0.1%):
     161    BPI-SGPS SA, Registered Shares ...  $    505
                                                --------
Electric Utility (0.1%):
     232    Electricidade de Portugal SA .....       767
                                                --------
Food Products & Services (0.0%):
      14    Estabelecimentos Jeronimo Martins
              & Filho SA .....................       146
                                                --------
Retail (0.0%):
       8    Modelo Continente-Sociedade
              Gestora de Participacoes Sociais
              SA .............................       101
      22    Sonae SGPS SA ....................        24
      90    Sonae, SGPS, SA (b) ..............        99
                                                --------
                                                     224
                                                --------
Telecommunications (0.3%):
     183    Portugal Telecom SA ..............     1,676
                                                --------
                                                   5,184
                                                --------
SINGAPORE (0.6%):
Airlines (0.1%):
      70    Singapore Airlines Ltd. ..........       694
                                                --------
Banking (0.2%):
      50    DBS Group Holdings Ltd. ..........       566
      63    Oversea - Chinese Banking
              Corp., Ltd. ....................       465
      40    United Overseas Bank Ltd. ........       301
                                                --------
                                                   1,332
                                                --------
Closed End Funds (0.0%):
      50    Ishares MSCI Singapore Free ......       325
                                                --------
Electronics (0.0%):
      30    Venture Manufacturing (Singapore)
              Ltd. ...........................       201
                                                --------
Health Care (0.0%):
      52    Parkway Holdings .................        96
                                                --------
Machinery & Equipment (0.0%):
      86    Keppel Corp. .....................       168
                                                --------
Media (0.1%):
      44    Singapore Press Holdings Ltd. ....       655
                                                --------
Real Estate (0.1%):
     106    Capitaland Ltd. (b) ..............       183
      38    City Developments Ltd. ...........       176
     254    United Industries ................       125
                                                --------
                                                     484
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Singapore, continued:
Retail (0.0%):
      20    Cycle & Carriage Ltd. ............  $     38
                                                --------
Semiconductors (0.0%):
      30    Chartered Semiconductor
              Manufacturing Ltd. (b) .........        82
                                                --------
Technology (0.0%):
       5    Creative Technology Ltd. .........        57
                                                --------
Telecommunications (0.1%):
     501    Singapore Telecommunications
              Ltd. ...........................       777
                                                --------
Transportation (0.0%):
     176    Neptune Orient Lines Ltd. (b) ....       138
                                                --------
                                                   5,047
                                                --------
SOUTH AFRICA (0.5%):
Banking (0.2%):
      32    Amalgamated Banks of South
              Africa .........................       120
       4    Investec Group Ltd. (b) ..........       140
      13    Nedcor Ltd. ......................       292
                                                --------
                                                     552
                                                --------
Beverages (0.0%):
      33    South African Breweries Ltd. .....       235
                                                --------
Computer Software (0.0%):
      31    Dimension Date Holdings PLC
              (b) ............................       209
                                                --------
Containers & Packaging (0.0%):
      19    Nampak Ltd. ......................        28
                                                --------
Diversified Financial Services (0.0%):
     342    Firstrand Ltd. ...................       380
                                                --------
Engineering (0.0%):
       9    Aveng Ltd. .......................         8
      31    Murray & Roberts Holdings Ltd. ...        13
                                                --------
                                                      21
                                                --------
Food Products & Services (0.0%):
      19    Shoprite Holdings Ltd. ...........        19
       9    Tiger Oats Ltd. ..................        73
                                                --------
                                                      92
                                                --------
Forest Products & Paper (0.0%):
      13    Sappi Ltd. (b) ...................        89
                                                --------
Hotels & Lodging (0.0%):
      72    Sun International (South Africa)
              Ltd. ...........................        27
                                                --------
Industrial Holding Company (0.0%):
       9    Anglovaal Industries Ltd. ........        10
      13    Barlow Ltd. ......................        84
      12    Imperial Holdings Ltd. (b) .......        96

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
South Africa, continued:
Industrial Holding Company, continued:
      24    Remgro Ltd. ......................  $    162
                                                --------
                                                     352
                                                --------
Insurance (0.0%):
      15    Liberty Life Association of Africa
              Ltd. ...........................       137
      33    Metropolitan Life Ltd. ...........        43
                                                --------
                                                     180
                                                --------
Internet Applications Software (0.0%):
      23    M Web Holdings Ltd. (b) ..........         6
                                                --------
Media (0.0%):
      18    Mih Holdings Ltd. (b) ............        43
       8    Nasionale Pers Beperk, Series
              N ..............................        34
                                                --------
                                                      77
                                                --------
Metals & Mining (0.3%):
       3    Anglogold Ltd. ...................        84
      19    DeBeers Centenary AG .............       506
      39    Driefontein Consolidated Ltd. ....       133
      14    Iscor Ltd. .......................        24
      12    Rustenburg Platinum Holdings
              Ltd. ...........................       536
       4    Western Areas Gold Mining ........        10
                                                --------
                                                   1,293
                                                --------
Miscellaneous (0.0%):
      43    African Oxygen Ltd. ..............        62
                                                --------
Oil & Gas Exploration, Production & Services (0.0%):
      37    Sasol Ltd. .......................       240
                                                --------
Retail (0.0%):
       1    Edgars Consolidated Stores
              Ltd. ...........................         4
      13    Pepkor Ltd. ......................         5
       6    Tradehold Ltd. (b) ...............         5
                                                --------
                                                      14
                                                --------
Telecommunications (0.0%):
      24    Rembrandt Group Ltd. .............        63
                                                --------
                                                   3,920
                                                --------
SPAIN (4.0%):
Banking (1.5%):
     383    Banco Bilbao Vizcaya Argentina
              SA .............................     5,698
     549    Banco Santander Central Hispano
              Americano SA ...................     5,873
                                                --------
                                                  11,571
                                                --------
Building Products (0.0%):
       9    Uralita SA .......................        49
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Spain, continued:
Commercial Services (0.0%):
      18    Autopistas Cesa ..................  $    158
                                                --------
Electric Utility (0.6%):
     129    Endesa SA ........................     2,199
     119    Iberdrola SA .....................     1,492
      35    Union Electric Fenosa SA .........       643
                                                --------
                                                   4,334
                                                --------
Engineering (0.1%):
       6    ACS, Actividades de Construccion y
              Servicios SA ...................       153
      13    Fomento de Construcciones y
              Contratas SA ...................       239
      21    Grupo Dragados SA ................       229
                                                --------
                                                     621
                                                --------
Food Products & Services (0.0%):
       9    Azucarera Ebro Agricolas SA ......       106
      31    Puleva SA ........................        43
      13    Viscofan Industra Navarra de
              Envolturas Celulosicas SA ......        55
                                                --------
                                                     204
                                                --------
Gas & Electric Utility (0.1%):
      43    Empresa Nacional de Electricidad
              SA .............................       471
                                                --------
Gas Utility (0.1%):
      53    Gas Natural SDG SA ...............       973
                                                --------
Hotels & Lodging (0.0%):
      18    Sol Melia SA .....................       187
                                                --------
Insurance (0.0%):
      15    Corporacion Mapfre ...............       280
                                                --------
Investment Company (0.0%):
      14    Corporacion Financiara Alba SA ...       334
                                                --------
Metals & Mining (0.0%):
       8    Acerinox SA, Registered Shares ...       256
                                                --------
Oil & Gas Exploration, Production & Services (0.3%):
     174    Repsol SA ........................     2,772
                                                --------
Pharmaceuticals (0.0%):
       5    Fabrica Espanola de Productos
              Quimicos y Farmaceuticos .......        60
                                                --------
Real Estate (0.0%):
       7    Inmobiliaria Metro ...............       107
      15    Vallehermoso SA ..................        91
                                                --------
                                                     198
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Spain, continued:
Retail (0.0%):
      22    Telepizza SA (b) .................  $     52
                                                --------
Telecommunications (1.2%):
     519    Telefonica de Espana (b) .........     8,581
                                                --------
Tobacco (0.1%):
       5    Altadis SA (b) ...................        77
      34    Tabacalera SA ....................       522
                                                --------
                                                     599
                                                --------
Water Utility (0.0%):
      16    Sociedad General de Aquas de
              Barcelona SA ...................       198
                                                --------
                                                  31,898
                                                --------
SWEDEN (1.6%):
Automotive (0.1%):
      10    Volvo AB, Class A ................       163
      19    Volvo AB, Class B ................       312
                                                --------
                                                     475
                                                --------
Banking (0.3%):
      68    Nordic Baltic Holding AB .........       521
      70    Nordic Baltic Holding AB .........       530
      56    Skandiaviska Enskilda Banken,
              Class A ........................       615
      54    Svenska Handelsdanken, Class A ...       928
                                                --------
                                                   2,594
                                                --------
Commercial Services (0.1%):
      34    Securitas AB, Class B ............       634
                                                --------
Engineering (0.0%):
       5    Skanska AB, Series B .............       217
                                                --------
Forest Products & Paper (0.1%):
      31    Svenska Cellulosa AB, Series B ...       652
                                                --------
Health Care (0.0%):
      20    Gambro AB, Class A ...............       145
                                                --------
Home Furnishings (0.1%):
      33    Electrolux AB, Series B ..........       431
                                                --------
Insurance (0.1%):
      54    Skandia Forsakrings AB ...........       872
                                                --------
Machine - Diversified (0.0%):
      11    Atlas Copco AB, Series A .........       244
                                                --------
Manufacturing (0.0%):
       8    Trelleborg AB, Series B ..........        57
                                                --------
Metals & Mining (0.0%):
       6    SKF AB, Series B .................        91
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Sweden, continued:
Real Estate (0.0%):
       5    Drott AB .........................  $     72
                                                --------
Retail (0.1%):
      47    Hennes & Mauritz AB, Class B .....       727
                                                --------
Telecommunications (0.7%):
     450    LM Ericsson AB, Series B .........     5,123
      11    Netcom AB, Class B (b) ...........       461
                                                --------
                                                   5,584
                                                --------
                                                  12,795
                                                --------
SWITZERLAND (2.0%):
Banking (0.4%):
       8    CS Holding AG, Registered
              Shares .........................     1,443
      11    UBS AG, Registered Shares ........     1,832
                                                --------
                                                   3,275
                                                --------
Building Products (0.0%):
       1    Holderbank Financiere Glarus AG,
              Class A ........................       164
                                                --------
Chemicals (0.0%):
       3    Syngenta AG (b) ..................       181
                                                --------
Commercial Services (0.1%):
       1    Adecco SA ........................       376
       0    Adecco SA, Registered Shares
              (c) ............................       220
       0    Societe Generale de Surveillance
              Holdings SA (c) ................       127
                                                --------
                                                     723
                                                --------
Cosmetics/Personal Care (0.0%):
       0    Givaudan (b)(c) ..................        52
                                                --------
Engineering (0.1%):
       8    ABB AG ...........................       832
                                                --------
Food Products & Services (0.3%):
       1    Nestle SA, Registered Shares .....     2,309
                                                --------
Insurance (0.3%):
       0    Swiss Reinsurance Corp.,
              Registered Shares (c) ..........       935
       3    Zurich Financial Services AG .....     1,572
                                                --------
                                                   2,507
                                                --------
Pharmaceuticals (0.8%):
       2    Novartis AG, Registered Shares ...     3,171
       0    Roche Holding AG (c) .............       583
       0    Roche Holding AG, Bearer Shares
              (c) ............................     1,814
                                                --------
                                                   5,568
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
Retail (0.0%):
       1    Societe Suisse pour la
              Microelectronique et
              l'Horlogerie AG ................  $    300
                                                --------
Telecommunications (0.0%):
       1    Swisscom AG, Registered Shares ...       367
                                                --------
                                                  16,278
                                                --------
THAILAND (0.3%):
Auto Parts (0.0%):
     141    Thai Rung Union Car PCL ..........       104
                                                --------
Beverages (0.0%):
       6    Serm Suk PCL .....................        12
                                                --------
Building Products (0.0%):
      31    Siam Cement PCL, Foreign
              Registered Shares (b) ..........       293
      73    Tipco Asphalt PCL (b) ............        18
                                                --------
                                                     311
                                                --------
Computer (0.0%):
     144    K.R. Precision PCL (b) ...........        18
                                                --------
Cosmetics/Personal Care (0.0%):
      57    I.C.C. International PCL .........       125
                                                --------
Electric Utility (0.0%):
     144    Electricity Generating PCL .......       129
                                                --------
Electronics (0.0%):
     139    Hana Microelectronics Public Co.,
              Ltd. ...........................       286
                                                --------
Engineering (0.0%):
     106    Italian-Thai Development PCL
              (b) ............................        26
                                                --------
Forest Products & Paper (0.0%):
     242    Advance Agro PCL (b) .............        81
                                                --------
Media (0.0%):
     189    Nation Multimedia Group PCL
              (b) ............................        61
     282    Nation Multimedia Group PCL,
              Foreign Registered Shares
              (b) ............................        92
     307    United Broadcasting Corp., PCL
              (b) ............................        87
                                                --------
                                                     240
                                                --------
Oil & Gas Exploration, Production & Services (0.1%):
     173    PTT Exploration & Production
              Public Co., Ltd. ...............       403
                                                --------
Retail (0.0%):
      31    Pizza PCL ........................        31
                                                --------
Telecommunications (0.2%):
     124    Shinawatra Computer PCL (b) ......       458

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Thailand, continued:
Telecommunications, continued:
   1,103    TelecomAsia Corp., PCL Foreign
              Registered Shares (b) ..........  $    451
                                                --------
                                                     909
                                                --------
                                                   2,675
                                                --------
TURKEY (0.8%):
Auto Parts (0.0%):
     931    Brisa Bridgestone Sabanci Lastik
              SAN, ve Tic AS .................        30
   3,235    Goodyear Lastikleri TAS (b) ......        41
                                                --------
                                                      71
                                                --------
Automotive (0.0%):
   6,566    Otosan Otomobil Sanayii AS (b) ...       270
   9,841    Tofas Turk Otomobil Fabrikas AS
              (b) ............................        65
                                                --------
                                                     335
                                                --------
Banking (0.6%):
  84,136    Turkiye Garanti Bankasi AS .......       471
      14    Turkiye Is Bankasi AS, Class B ...        21
 143,527    Turkiye Is Bankasi AS, Class C ...     2,356
 154,708    Yapi ve Kredi Bankasi AS (b) .....       796
                                                --------
                                                   3,644
                                                --------
Beverages (0.0%):
   3,518    Anadolu Efes Biracilik ve Malt
              Sanayii AS (b) .................       171
                                                --------
Building Products (0.0%):
  10,347    Akcansa Cimento AS ...............       109
   5,900    Cimentas AS ......................        82
   3,996    Cimsa Cimento Sanayi ve Ticaret
              AS .............................        49
                                                --------
                                                     240
                                                --------
Commercial Services (0.0%):
   2,345    Ihlas Holding (b) ................        14
                                                --------
Electric Utility (0.0%):
     124    Cukurova Elektrik AS (c) .........         0
                                                --------
Electronics (0.0%):
   1,071    Raks Elektronik Sanayi ve Ticaret
              AS (b) .........................         4
                                                --------
Food Products & Services (0.1%):
   2,711    Migros Turk TAS ..................       347
   2,158    Tat Konserve Sanayii AS ..........        19
                                                --------
                                                     366
                                                --------
Forest Products & Paper (0.0%):
     569    Kartonsan Karton Sanayi ve Ticaret
              AS .............................        29
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
Turkey, continued:
Home Furnishings (0.1%):
  12,963    Arcelik AS .......................  $    223
  36,346    Vestel Elektronik Sanayi (b) .....       134
                                                --------
                                                     357
                                                --------
Industrial Holding Company (0.0%):
   4,066    Alarko Holding ...................       158
                                                --------
Machine - Diversified (0.0%):
   2,833    Turk Demir Dokum Fabrikalari
              AS .............................        19
                                                --------
Manufacturing (0.0%):
  10,429    Trakya Cam Sanayii ...............        84
                                                --------
Metals & Mining (0.0%):
  10,971    Eregli Demir ve Celik Fabrikalari
              TAS (b) ........................       225
                                                --------
Pharmaceuticals (0.0%):
   7,048    Eczacibasi Ilac Sanayi ve Ti
              (b) ............................       104
                                                --------
Telecommunications (0.0%):
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS ............       157
                                                --------
Textile Products (0.0%):
   2,995    Aksa Akrilik Kimya Sanayii AS ....        48
   3,413    Kordsa Kord Bezi Sanayi ve Ticaret
              AS .............................        51
                                                --------
                                                      99
                                                --------
Wholesale Distribution (0.0%):
   5,053    Aygaz AS .........................       181
                                                --------
                                                   6,258
                                                --------
UNITED KINGDOM (8.7%):
Advertising (0.0%):
      30    WPP Group PLC ....................       391
                                                --------
Aerospace & Military Technology (0.0%):
      14    British Aerospace PLC (b) ........        18
                                                --------
Aerospace/Defense (0.1%):
     124    BAE Systems PLC ..................       708
       1    Rolls-Royce PLC ..................         2
                                                --------
                                                     710
                                                --------
Airlines (0.0%):
      57    British Airways PLC ..............       329
                                                --------
Auto Parts (0.1%):
      43    GKN PLC ..........................       460
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Banking (1.3%):
      56    Abbey National PLC ...............  $  1,013
      54    Barclays PLC .....................     1,660
      79    Halifax PLC ......................       776
     292    HSBC Holdings PLC ................     4,276
     188    Lloyds TSB Group PLC .............     1,975
      34    Royal Bank of Scotland Coupons
              (b) ............................        42
      34    Royal Bank of Scotland Group
              PLC ............................       810
                                                --------
                                                  10,552
                                                --------
Beverages (0.2%):
      36    Bass PLC .........................       389
     135    Diageo PLC .......................     1,511
                                                --------
                                                   1,900
                                                --------
Building Products (0.1%):
      47    Hanson PLC .......................       324
      52    Pilkington PLC ...................        87
                                                --------
                                                     411
                                                --------
Chemicals (0.0%):
      33    Imperial Chemical Industries
              PLC ............................       272
                                                --------
Commercial Services (0.2%):
      78    Granada Compass PLC (b) ..........       838
      60    Hays PLC .........................       347
      68    Kidde PLC (b) ....................        73
      31    Rank Group PLC ...................        81
      83    Rentokil Initial PLC .............       286
                                                --------
                                                   1,625
                                                --------
Computer (0.1%):
      17    Logica PLC .......................       431
      10    Misys PLC ........................       101
                                                --------
                                                     532
                                                --------
Computer Software (0.0%):
      40    The Sage Group PLC ...............       181
                                                --------
Diversified Financial Services (0.0%):
      11    Schroders PLC ....................       211
                                                --------
Electric Utility (0.2%):
      44    Innogy Holdings PLC ..............       123
      79    National Grid Group PLC ..........       713
      44    National Power PLC (b) ...........       161
      56    Scottish Power PLC ...............       438
                                                --------
                                                   1,435
                                                --------
Electronics (0.1%):
      68    Chubb PLC (b) ....................       157

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Electronics, continued:
      29    Electrocomponents PLC ............  $    289
                                                --------
                                                     446
                                                --------
Engineering (0.0%):
      10    BAA PLC ..........................        89
      22    Taylor Woodrow PLC ...............        58
                                                --------
                                                     147
                                                --------
Entertainment (0.0%):
      30    Ladbroke Group PLC ...............        93
                                                --------
Food Products & Services (0.4%):
      85    Cadbury Schweppes PLC ............       585
      91    J Sainsbury PLC ..................       541
     288    Tesco PLC ........................     1,177
     100    Unilever PLC .....................       851
                                                --------
                                                   3,154
                                                --------
Gas Utility (0.1%):
     144    Centrica PLC .....................       552
     135    Lattice Group PLC (b) ............       303
                                                --------
                                                     855
                                                --------
Health Care (0.0%):
      25    Nycomed Amersham PLC .............       207
                                                --------
Homebuilders (0.0%):
      14    Barratt Developments PLC .........        61
                                                --------
Insurance (0.3%):
      49    Commercial Union PLC .............       789
     189    Legal & General Group PLC ........       519
      73    Prudential Corp., PLC ............     1,170
                                                --------
                                                   2,478
                                                --------
Investment Company (0.0%):
      20    3I Group PLC .....................       370
                                                --------
Leisure (0.0%):
      32    EMI Group PLC ....................       261
      23    P & O Princess Cruises PLC (b) ...       101
                                                --------
                                                     362
                                                --------
Manufacturing (0.1%):
     132    Invensys PLC .....................       310
      32    Rexam PLC ........................       106
      33    Smiths Industries PLC ............       397
                                                --------
                                                     813
                                                --------
Media (0.4%):
      64    British Sky Broadcasting Group PLC
              (b) ............................     1,081

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Media, continued:
      25    Pearson PLC ......................  $    594
      41    Reed International PLC ...........       429
      62    Reuters Group PLC ................     1,044
                                                --------
                                                   3,148
                                                --------
Metals & Mining (0.1%):
      89    Corus Group PLC ..................        93
      43    Rio Tinto PLC ....................       744
                                                --------
                                                     837
                                                --------
Oil & Gas Exploration, Production & Services (0.8%):
     690    Amoco PLC ........................     5,538
     135    BG Group PLC .....................       527
      61    LASMO PLC ........................       181
                                                --------
                                                   6,246
                                                --------
Pharmaceuticals (1.3%):
     216    Glaxosmithkline PLC (b) ..........     6,085
      80    Zeneca PLC .......................     4,012
                                                --------
                                                  10,097
                                                --------
Real Estate (0.1%):
      19    British Land Co., PLC ............       131
      25    Canary Wharf Group PLC (b) .......       182
      21    Land Securities PLC ..............       262
                                                --------
                                                     575
                                                --------
Retail (0.2%):
      44    Boots Co., PLC ...................       400
      59    Dixons Group PLC .................       197
      41    Great Universal Stores PLC .......       323
      46    Kingfisher PLC ...................       337
      99    Marks & Spencer PLC ..............       275
                                                --------
                                                   1,532
                                                --------
Semiconductors (0.0%):
      30    Arm Holdings PLC (b) .............       228
                                                --------
Telecommunications (2.4%):
     232    British Telecommunications PLC ...     1,972
      61    Cable & Wireless PLC .............       825
     200    Energis PLC (b) ..................     1,347
     100    Marconin PLC .....................     1,074
   3,493    Vodaphone Group PLC ..............    12,812
                                                --------
                                                  18,030
                                                --------
Tobacco (0.1%):
      53    British American Tobacco PLC .....       405
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Transportation (0.0%):
      23    Peninsular & Oriental Steam
              Navigation Co., PLC ............  $    108
      21    Railtrack Group PLC ..............       281
                                                --------
                                                     389
                                                --------
                                                  69,500
                                                --------
  Total Common Stocks                            749,401
                                                --------
CORPORATE BONDS (0.0%):
SPAIN (0.0%):
Banking (0.0%):
$     65    Banco Santander, 2.00%,
              10/1/03 ........................        55
                                                --------
UNITED KINGDOM (0.0%):
Oil & Gas (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09* ......................        29
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22* ......................        30
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24 .......................        30
                                                --------
                                                      89
                                                --------
  Total Corporate Bonds                              144
                                                --------
OPALS (0.7%):
KOREA (0.3%):
      40    Morgan Stanley Composite Index ...     2,520
                                                --------
TAIWAN (0.4%):
      36    Morgan Stanley Composite Index ...     2,876
                                                --------
  Total OPALS                                      5,396
                                                --------
PREFERRED STOCKS (1.4%):
AUSTRALIA (0.2%):
Media (0.2%):
     210    News Corp., Ltd. .................     1,492
                                                --------
BRAZIL (0.8%):
Auto Parts (0.0%):
       8    Marcopolo SA .....................         9
                                                --------
Banking (0.3%):
  66,834    Banco Bradesco SA ................       480
   2,485    Banco do Estado De SA ............        76
   8,230    Banco Itau SA ....................       782
   3,218    Uniao de Bancos Brasileir ........        93
                                                --------
                                                   1,431
                                                --------
Beverages (0.0%):
   1,035    Ambev Cia Bebid ..................       249
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
PREFERRED STOCKS, CONTINUED:
Brazil, continued:
 Diversified Financial Services (0.0%):
  55,695    Bradespar SA .....................  $     34
                                                --------
Electric Utility (0.1%):
  20,012    Centrais Electricas Brasilieras
              SA .............................       370
   3,761    Companhia Energetica de Minas
              Gerais .........................        54
     140    Companhia Paulista de Forca e
              Luz ............................         5
                                                --------
                                                     429
                                                --------
Food Products & Services (0.0%):
     100    Aracruz Celulose SA ..............       146
   6,000    Companhia Brasileira de
              Distribuicao Grupo Pao de
              Acucar .........................       219
                                                --------
                                                     365
                                                --------
Forest Products & Paper (0.0%):
   5,000    Votorantim Celulose e Papel SA ...       141
                                                --------
Metals & Mining (0.1%):
      29    Companhia Vale do Rio Doce, Series
              A ..............................       698
                                                --------
Oil & Gas Exploration, Production & Services (0.2%):
      59    Petroleo Brasileiro SA ...........     1,393
                                                --------
Telecommunications (0.1%):
  10,020    Embratel Participacoes SA ........       152
   9,577    Tele Centro Sul Participacoes ....       110
  13,241    Tele Norte Leste Participacoes ...       285
  27,580    Telesp Celular Participacoes .....       291
                                                --------
                                                     838
                                                --------
                                                   5,587
                                                --------
GERMANY (0.4%):
Automotive (0.1%):
      16    Volkswagen AG ....................       495
                                                --------
Building Products (0.0%):
       5    Dyckerhoff AG ....................        84
                                                --------
Computer Software (0.3%):
      17    SAP AG, Vorzugsaktien ............     2,399
                                                --------
Electric Utility (0.0%):
      11    RWE AG ...........................       348
                                                --------
Manufacturing (0.0%):
       2    Man AG Vorzugsaktien .............        41
                                                --------
                                                   3,367
                                                --------

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
PREFERRED STOCKS, CONTINUED:
ITALY (0.0%):
Automotive (0.0%):
      24    Fiat SpA .........................  $    398
                                                --------
  Total Preferred Stocks                          10,844
                                                --------
RIGHTS (0.0%):
BRAZIL (0.0%):
Banking (0.0%):
   2,139    Banco Bradesco SA ................         8
                                                --------
Financial Services (0.0%):
  21,278    Bradespar SA, Preferred (c) ......         0
                                                --------
Metals & Mining (0.0%):
      11    Vale do Rio Doce Bond (c) ........         0
                                                --------
                                                       8
                                                --------
THAILAND (0.0%):
Telecommunications (0.0%):
     348    TelecomAsia Corp., PCL (b)(c) ....         0
                                                --------
  Total Rights                                         8
                                                --------
INVESTMENT COMPANIES (4.0%):
  31,945    One Group Prime Money Market Fund,
              Class I ........................    31,945
                                                --------
  Total Investment Companies                      31,945
                                                --------
U.S. TREASURY OBLIGATIONS (0.4%):
U.S. Treasury Notes (0.4%):
$  2,100    4.63%, 1/2/01 (d) ................     2,100
   1,250    5.50%, 1/2/01 (d) ................     1,250
                                                --------
  Total U.S. Treasury Obligations                  3,350
                                                --------
REPURCHASE AGREEMENT (1.0%):
   8,247    State Street Bank and Trust,
              6.35%, 1/2/01 (Collateralized by
              $8,465 Federal Home Loan Bank
              securities, 6.45%, 4/29/09,
              market value $8,412) ...........     8,247
                                                --------
  Total Repurchase Agreement                       8,247
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (19.1%):
Put Bonds (0.7%):
   5,747    Daimler-Chrysler, 7.35%,
              12/16/02* ......................     5,747
                                                --------

Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Repurchase Agreements (18.4%):
$    864    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $924 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $907) ..........................  $    864
 143,698    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various
              Equity Securities, market value
              $150,980) ......................   143,698

 SHARES
   OR
PRINCIPAL                                        MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   ----------------------------------  ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Repurchase Agreements, continued:
$  2,874    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by $3,059
              various Commercial Paper,
              0.00% - 7.40%, 1/2/01 - 5/4/01,
              market value $3,020) ...........  $  2,874
                                                --------
                                                 147,436
                                                --------
  Total Short-Term Securities Held as Collateral
        for Securities Lending                   153,183
                                                --------
Total (Cost $804,172)(a)                        $962,518
                                                ========

------------
Percentages indicated are based on net assets of $801,096.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $228,357
                   Unrealized depreciation......................   (70,011)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $158,346
                                                                  ========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Serves as collateral for Future Contracts.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

ADR  American Depository Receipt

GDR  Global Depository Receipt

See notes to financial statements.

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (84.0%):
ARGENTINA (0.5%):
Banking (0.1%):
      58    Banco Frances Rio SA ................  $    400
      57    Grupo Financiero Galicia ARS ........       850
                                                   --------
                                                      1,250
                                                   --------
Computer Software (0.0%):
      55    IMPSAT Fiber Networks, Inc. .........       241
                                                   --------
Diversified Financial Services (0.2%):
     835    PC Holdings SA ......................     1,287
                                                   --------
Internet Content (0.0%):
      40    El Sitio, Inc. ......................        21
                                                   --------
Metals & Mining (0.1%):
      38    Siderar SA, Class A .................        93
     489    Siderca SA ..........................       955
                                                   --------
                                                      1,048
                                                   --------
Oil & Gas Exploration, Production & Services (0.1%):
     291    Astra Cia Argentin ..................       539
                                                   --------
                                                      4,386
                                                   --------
AUSTRALIA (1.0%):
Banking (0.4%):
       1    Australia & New Zealand Banking
              Group Ltd. ........................         9
      91    National Australia Bank Ltd. ........     1,461
     136    Westpac Banking Corp., Ltd. .........       999
                                                   --------
                                                      2,469
                                                   --------
Beverages (0.0%):
      82    Foster's Brewing Group Ltd. .........       214
                                                   --------
Building Products (0.0%):
      80    CSR Ltd. ............................       208
                                                   --------
Commercial Services (0.0%):
      14    Brambles Industries Ltd. ............       316
                                                   --------
Containers & Packaging (0.0%):
      51    Amcor Ltd. ..........................       148
                                                   --------
Electric Utility (0.0%):
      90    Contact Energy Ltd. .................       106
                                                   --------
Food Products & Services (0.0%):
      46    Woolworth Ltd. ......................       217
                                                   --------
Forest Products & Paper (0.0%):
       0    Paperlinx Ltd. (c) ..................         0
                                                   --------
Manufacturing (0.0%):
      88    Orica Ltd. ..........................       282
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
Metals & Mining (0.6%):
     239    Broken Hill Proprietary Co., Ltd. ...  $  2,516
      60    Onesteel Ltd. (b) ...................        32
      36    Rio Tinto Ltd. ......................       587
     182    WMC Ltd. ............................       773
                                                   --------
                                                      3,908
                                                   --------
Oil & Gas Exploration, Production & Services (0.0%):
     100    Oil Search Ltd. (b) .................        76
      82    Santos Ltd. .........................       276
                                                   --------
                                                        352
                                                   --------
Retail (0.0%):
      47    Coles Myer Ltd. .....................       183
                                                   --------
Telecommunications (0.0%):
     120    Cable & Wireless Optus Ltd. (b) .....       248
                                                   --------
                                                      8,651
                                                   --------
BELGIUM (1.4%):
Banking (0.1%):
      17    Kredietbank NV ......................       723
                                                   --------
Beverages (0.1%):
      20    Interbrew Co. (b) ...................       697
                                                   --------
Chemicals (0.2%):
      29    Solvay SA ...........................     1,597
                                                   --------
Diversified Financial Services (0.2%):
      51    Foritg AG ...........................     1,671
                                                   --------
Electric Utility (0.1%):
       4    Electrabel SA .......................       919
                                                   --------
Electrical Equipment (0.1%):
       9    Bekaert SA ..........................       435
                                                   --------
Food Products & Services (0.0%):
       2    Delhaize-Le Lion SA .................        86
                                                   --------
Investment Company (0.1%):
       3    Groupe Bruxelles Lambert SA .........       776
                                                   --------
Manufacturing (0.0%):
       2    Glaverbel Mecansa ...................       112
                                                   --------
Metals & Mining (0.0%):
       8    Union Miniere Group .................       290
                                                   --------
Oil & Gas Exploration, Production & Services (0.4%):
      26    Total Fina SA, Class B ..............     3,809
      26    Total Fina SA, Strip (b)(c) .........         0
                                                   --------
                                                      3,809
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Belgium, continued:
Water Utility (0.1%):
       3    Suez Lyonnaise Des Eaux .............  $    616
       3    Suez Lyonnaise Des Eaux Strip
              (b)(c) ............................         0
                                                   --------
                                                        616
                                                   --------
                                                     11,731
                                                   --------
BERMUDA (0.0%):
Telecommunications (0.0%):
      15    Flag Telecom Holdings Ltd. (b) ......        94
                                                   --------
BRAZIL (1.9%):
Beverages (0.0%):
       5    Companhia de Bebidas ADR ............       129
                                                   --------
Electric Utility (0.2%):
      30    Cemig Ca Energ ADR ..................       439
      97    Centrais Eletricas Brasileiras
              ADR ...............................       896
       8    Centrais Geradoras do Sul de
              Brasil ............................        56
                                                   --------
                                                      1,391
                                                   --------
Financial Services (0.2%):
      62    Unibanco Holdings GDR ...............     1,825
                                                   --------
Food Products & Services (0.1%):
      20    Pao De Acucar GDR ...................       730
                                                   --------
Industrial Holding Company (0.0%):
      20    Aracruz Celulose ADR ................       291
                                                   --------
Metals & Mining (0.1%):
      21    Compania Vale do Rio Doce ADR .......       517
       6    Sider Nacional ADR ..................       194
                                                   --------
                                                        711
                                                   --------
Oil & Gas Exploration, Production & Services (0.2%):
      56    Petroleo Brasileiro ADR (b) .........     1,315
      17    Petroleo Brasileiro SA ADR ..........       429
                                                   --------
                                                      1,744
                                                   --------
Paper Products (0.1%):
       8    Klabin Fabricadora ADR ..............        60
      50    Votorantim Celulose e Papel SA
              ADR ...............................       697
                                                   --------
                                                        757
                                                   --------
Telecommunications (0.5%):
      10    Embratel Participacoes SA ADR .......       157
      80    Telefonica SA ADR ...................     3,981
     167    Telekom Austria AG (b) ..............       941
                                                   --------
                                                      5,079
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Brazil, continued:
Telecommunications - Services and Equipment (0.5%):
      28    Globo Cabo SA ADR ...................  $    315
      15    Tele Norte Leste Participacoes SA ADR
              (b) ...............................       348
      45    Telecicacoes Brasileiras SA ADR
              (b) ...............................     3,280
                                                   --------
                                                      3,943
                                                   --------
                                                     16,600
                                                   --------
CANADA (0.0%):
Metals (0.0%):
       4    Alcan Aluminum Ltd. .................       145
                                                   --------
CHILE (0.2%):
Airlines (0.0%):
      10    Lan Chile Sponsored ADR .............        79
                                                   --------
Electric Utility (0.1%):
      27    Enersis SA ADR (b) ..................       480
                                                   --------
Financial Services (0.0%):
      14    Banco Santander ADR (b) .............       212
                                                   --------
Telecommunications (0.1%):
      50    Telecomunicaciones de Chile SA
              ADR ...............................       659
                                                   --------
                                                      1,430
                                                   --------
CHINA (0.8%):
Oil & Gas Exploration, Production & Services (0.6%):
     165    China Petroleum and Chemical
              Corp. .............................     2,517
     150    Petrochina Co., Ltd. ADR ............     2,484
                                                   --------
                                                      5,001
                                                   --------
Telecommunications (0.2%):
     376    China Unicom Ltd. (b) ...............       576
     103    China Unicom Ltd. ADR (b) ...........     1,512
                                                   --------
                                                      2,088
                                                   --------
                                                      7,089
                                                   --------
DENMARK (1.8%):
Banking (0.4%):
     138    Danske Bank .........................     2,474
      86    Nordic Baltic Holding AB (b) ........       667
                                                   --------
                                                      3,141
                                                   --------
Beverages (0.0%):
       3    Carlsberg A/S, Class B (b) ..........       171
                                                   --------
Biotechnology (0.0%):
      20    Novozymes A/S, Class B (b) ..........       399
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Denmark, continued:
Commercial Services (0.2%):
      10    Falck A/S ...........................  $  1,334
       8    ISS A/S (b) .........................       547
                                                   --------
                                                      1,881
                                                   --------
Food Products & Services (0.0%):
       6    Danisco A/S .........................       241
                                                   --------
Pharmaceuticals (0.5%):
      20    Novo-Nordisk A/S ....................     3,572
                                                   --------
Telecommunications (0.3%):
      55    Tele Danmark A/S, Class B ...........     2,232
                                                   --------
Transportation (0.4%):
       0    D/S 1912, Class B (c) ...............     1,128
       0    D/S Svendborg A/S, Class B (c) ......     2,340
                                                   --------
                                                      3,468
                                                   --------
                                                     15,105
                                                   --------
FINLAND (6.9%):
Building Products (0.0%):
       4    Sanitec Oyj .........................        33
                                                   --------
Computer Software (0.4%):
     260    Aldata Solution Oyj (b) .............     1,604
      15    Comptel PLC (b) .....................       216
      82    Stonesoft Oyj (b) ...................     1,183
                                                   --------
                                                      3,003
                                                   --------
Diversified Financial Services (0.1%):
      18    Sampo Insurance Co. .................       993
                                                   --------
Food Products & Services (0.1%):
      62    Kesko Oy ............................       626
                                                   --------
Forest Products & Paper (0.4%):
      89    UPM-Kymmene Corp. ...................     3,037
                                                   --------
Insurance (0.1%):
      16    Pohjola Insurance Group, Class B ....       702
                                                   --------
Leisure (0.0%):
      11    Amer Group, Class A .................       289
                                                   --------
Machine - Diversified (0.1%):
     330    Jot Automation Group Oyj ............       800
       9    Metso Oyj ...........................       105
                                                   --------
                                                        905
                                                   --------
Machinery & Equipment (0.1%):
      15    Kone Corp., Class B .................     1,041
                                                   --------
Manufacturing (0.0%):
      14    Metra AB, Class B ...................       261
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Finland, continued:
Metals & Mining (0.1%):
      60    Outokumpo Oy, Class A ...............  $    452
                                                   --------
Retail (0.0%):
      15    Stockmann Oyj, Class A ..............       161
       3    Stockmann Oyj, Class B ..............        24
                                                   --------
                                                        185
                                                   --------
Telecommunications (5.5%):
      33    Hpy Holding Oyj, Class A ............       718
     981    Nokia Oyj, Class A ..................    43,739
     130    Sonera Group Oyj ....................     2,356
     100    Tecnomen Oyj (b) ....................       441
                                                   --------
                                                     47,254
                                                   --------
                                                     58,781
                                                   --------
FRANCE (7.2%):
Aerospace/Defense (0.0%):
       7    Thomson CSF .........................       334
                                                   --------
Agriculture (0.0%):
       2    Eridania Beghin-Say SA ..............       140
                                                   --------
Auto Parts (0.1%):
      18    Michelin, Class B, Registered
              Shares ............................       654
       4    Valeo SA ............................       157
                                                   --------
                                                        811
                                                   --------
Automotive (0.2%):
       6    PSA Peugeot .........................     1,302
                                                   --------
Banking (0.6%):
      32    Banque Nationale de Paris ...........     2,778
       2    Dexia Strips (b)(c) .................         0
      36    Societe Generale, Class A ...........     2,256
                                                   --------
                                                      5,034
                                                   --------
Banking & Finance (0.0%):
       2    Dexia ...............................       287
                                                   --------
Beverages (0.3%):
      29    LVMH (Louis Vuitton Moet
              Hennessy) .........................     1,926
       4    Pernod-Ricard .......................       267
                                                   --------
                                                      2,193
                                                   --------
Building Products (0.2%):
       7    Compagnie de Saint Gobain ...........     1,065
       1    Imetal SA ...........................       125
       7    Lafarge SA ..........................       559
                                                   --------
                                                      1,749
                                                   --------
Chemicals (0.1%):
       8    L'Air Liquide, Registered Shares
              (b) ...............................     1,137
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
Commercial Services (0.5%):
      61    Vivendi Universal SA ................  $  3,994
                                                   --------
Computer (0.2%):
       9    Cap Gemini Sogeti SA ................     1,382
                                                   --------
Cosmetics/Personal Care (0.4%):
      38    L'Oreal SA ..........................     3,281
                                                   --------
Electrical Equipment (0.0%):
       2    Legrand SA ..........................       394
                                                   --------
Electronics (0.1%):
      15    Alcatel O ADR .......................       630
                                                   --------
Food Products & Services (0.6%):
      45    Carrefour SA ........................     2,798
      16    Groupe Danone .......................     2,386
                                                   --------
                                                      5,184
                                                   --------
Hotels & Lodging (0.2%):
      31    Accor SA ............................     1,308
                                                   --------
Household Products (0.0%):
       4    BIC .................................       165
                                                   --------
Insurance (0.4%):
      26    AXA SA ..............................     3,689
                                                   --------
Machinery & Equipment (0.1%):
       9    Schneider SA ........................       643
                                                   --------
Media (0.0%):
      13    Canal Plus ..........................        48
                                                   --------
Metals & Mining (0.0%):
      27    Usinor ..............................       356
                                                   --------
Oil & Gas Exploration, Production & Services (0.7%):
      43    Total SA, Class B ...................     6,337
                                                   --------
Pharmaceuticals (1.1%):
      23    Rhone-Poulenc SA ....................     2,013
     103    Sanofi Synthelabo SA ................     6,851
                                                   --------
                                                      8,864
                                                   --------
Retail (0.2%):
       6    Pinault Printemps Redoute SA ........     1,343
                                                   --------
Telecommunications (1.0%):
      74    Alcatel Alsthom .....................     4,177
      53    France Telecom SA ...................     4,616
                                                   --------
                                                      8,793
                                                   --------
Water Utility (0.2%):
      10    Lyonnaise des Eaux SA ...............     1,809
                                                   --------
                                                     61,207
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
GERMANY (5.2%):
Airlines (0.1%):
      34    Lufthansa AG ........................  $    863
                                                   --------
Automotive (0.4%):
      34    Daimler-Chrysler AG .................     1,449
      30    Volkswagen AG, NPV ..................     1,572
                                                   --------
                                                      3,021
                                                   --------
Banking (0.7%):
      19    Bayerische Vereinsbank AG ...........     1,080
      38    Deutsche Bank AG, Registered
              Shares ............................     3,196
      30    Dresdner Bank AG ....................     1,312
                                                   --------
                                                      5,588
                                                   --------
Chemicals (0.5%):
      37    BASF AG .............................     1,663
      50    Bayer AG ............................     2,621
                                                   --------
                                                      4,284
                                                   --------
Commercial Services (0.0%):
      10    Infineon Technologies AG (b) ........       360
                                                   --------
Computer Software (0.2%):
       1    Biodata Information Technology
              (b) ...............................        80
      15    SAP AG ..............................     1,691
                                                   --------
                                                      1,771
                                                   --------
Cosmetics/Personal Care (0.1%):
       6    Beiersdorf AG, Series ABC ...........       643
                                                   --------
Electric Utility (0.5%):
      18    RWE AG ..............................       819
      53    VEBA AG .............................     3,251
                                                   --------
                                                      4,070
                                                   --------
Engineering (0.1%):
      11    Hochtief AG .........................       225
       6    Linde AG ............................       270
                                                   --------
                                                        495
                                                   --------
Industrial Holding Company (0.1%):
      26    Preussag AG .........................       940
                                                   --------
Insurance (1.2%):
      15    Allianz AG ..........................     5,808
      13    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares ............................     4,773
                                                   --------
                                                     10,581
                                                   --------
Internet Content (0.0%):
      10    T-Online International AG (b) .......       121
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
Manufacturing (0.6%):
      36    Siemens AG ..........................  $  4,705
      25    Thyssen Krupp AG ....................       382
                                                   --------
                                                      5,087
                                                   --------
Pharmaceuticals (0.1%):
      17    Schering AG .........................       961
                                                   --------
Retail (0.1%):
      28    Metro AG ............................     1,275
                                                   --------
Telecommunications (0.5%):
     133    Deutsche Telekom AG .................     3,994
                                                   --------
                                                     44,054
                                                   --------
GREECE (0.1%):
Beverages (0.0%):
       3    Hellenic Bottling Co., SA ...........        42
                                                   --------
Telecommunications (0.1%):
      25    Cosmote SA GDR ......................       399
                                                   --------
                                                        441
                                                   --------
HONG KONG (2.6%):
Banking (0.2%):
     101    Hang Seng Bank Ltd. .................     1,357
                                                   --------
Chemicals (0.1%):
   2,500    Yizheng Chemical Fibre Co. ..........       468
                                                   --------
Commercial Services (0.0%):
   2,000    Zhejiang Expressway Co., Ltd. .......       318
                                                   --------
Computer Software (0.2%):
     350    ASAT Holdings Ltd. ADR ..............     1,750
                                                   --------
Drugs (0.1%):
      50    Serono SA ADR .......................     1,197
                                                   --------
Electric Utility (0.1%):
   1,988    Beijing Datang Power Generation
              Ltd. ..............................       516
      97    CLP Holdings Ltd. ...................       482
      22    Hong Kong Electric Holdings Ltd. ....        80
                                                   --------
                                                      1,078
                                                   --------
Electronics (0.0%):
     136    Johnson Electric Holdings ...........       209
                                                   --------
Engineering (0.0%):
      86    New World Development Co., Ltd. .....       104
                                                   --------
Gas Utility (0.1%):
     345    Hong Kong & China Gas Co., Ltd. .....       506
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
Industrial Holding Company (0.5%):
     342    Hutchison Whampoa Ltd. ..............  $  4,266
     300    Swire Pacific Ltd., B Shares ........       262
     104    Wharf (Holdings) ....................       252
                                                   --------
                                                      4,780
                                                   --------
Internet Applications Software (0.0%):
     715    Sunevision Holdings Ltd. (b) ........       259
                                                   --------
Investment Company (0.5%):
   2,150    Tracker Fund of Hong Kong ...........     4,191
                                                   --------
Media (0.0%):
       0    I-Cable Communications Ltd.
              (b)(c) ............................         0
                                                   --------
Real Estate (0.2%):
      63    Hysan Development Co., Ltd. .........        89
       0    New World China Land Ltd. (b)(c) ....         0
     131    Sun Hung Kai Properties Ltd. ........     1,302
                                                   --------
                                                      1,391
                                                   --------
Telecommunications (0.5%):
     500    China Mobile Ltd. (b) ...............     2,730
   1,722    Pacific Century Cyberworks Ltd.
              (b) ...............................     1,115
                                                   --------
                                                      3,845
                                                   --------
Wholesale Distribution (0.1%):
     326    Li & Fung Ltd. ......................       593
                                                   --------
                                                     22,046
                                                   --------
INDIA (0.3%):
Automotive (0.1%):
     125    Mahindra & Mahindra Ltd. GDR ........       419
                                                   --------
Chemicals (0.0%):
      25    Reliance Industries Ltd. GDR ........       400
                                                   --------
Computer Software (0.0%):
       4    Infosys Technologies Ltd. ...........       369
                                                   --------
Education Services (0.0%):
      65    Aptech Ltd. GDR .....................       261
                                                   --------
Manufacturing - Capital Goods (0.0%):
      25    Larsen & Toubro Ltd. GDR ............       235
                                                   --------
Pharmaceuticals (0.0%):
      15    Ranbaxy Laboratories Ltd. GDR .......       246
                                                   --------
Telecommunications (0.2%):
      25    Mahanagar Telephone Nigam Ltd. ......       198
      30    Videsh Sanchar Nigam Ltd. ADR .......       375
                                                   --------
                                                        573
                                                   --------
                                                      2,503
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
IRELAND (2.0%):
Banking (0.6%):
     214    Allied Irish Banks PLC ..............  $  2,484
     290    Bank of Ireland .....................     2,874
                                                   --------
                                                      5,358
                                                   --------
Building Products (0.6%):
     256    CRH PLC .............................     4,755
                                                   --------
Computer Software (0.0%):
      25    Magic Software Enterprises Ltd.
              (b) ...............................        59
       1    Riverdeep Group PLC ADR (b) .........        20
                                                   --------
                                                         79
                                                   --------
Food Products & Services (0.2%):
     163    Kerry Group, Class A ................     2,098
                                                   --------
Forest Products & Paper (0.3%):
   1,121    Smufit (Jefferson) Group ............     2,210
                                                   --------
Media (0.2%):
     561    Independent Newspapers PLC ..........     1,527
                                                   --------
Telecommunications (0.1%):
     315    Eircom PLC ..........................       812
                                                   --------
                                                     16,839
                                                   --------
ISRAEL (0.0%):
Telecommunications (0.0%):
      35    Partner Communications Co., Ltd.
              ADR (b) ...........................       206
                                                   --------
ITALY (1.7%):
Banking (0.4%):
      80    Banca Commerciale Italiana SpA ......       548
      82    Bancario San Paolo di Torino ........     1,334
     222    Unicredito Italiano SpA .............     1,161
                                                   --------
                                                      3,043
                                                   --------
Insurance (0.3%):
      58    Assicurazioni Generali SpA ..........     2,304
     180    Istituto Nazionale delle
              Assicurazioni
              SpA (b) ...........................       585
                                                   --------
                                                      2,889
                                                   --------
Media (0.3%):
     177    Mediaset SpA ........................     2,112
      15    Seat Pagine Gialle SpA ..............        34
                                                   --------
                                                      2,146
                                                   --------
Oil & Gas Exploration, Production & Services (0.1%):
     166    Ente Nazionale Idrocarburi (ENI)
              SpA ...............................     1,060
                                                   --------
Real Estate (0.0%):
      79    Beni Stabili SpA ....................        38
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy, continued:
Telecommunications (0.6%):
     300    Telecom Italia Mobile SpA di Risp
              (Non-convertible) .................  $  2,394
     270    Telecom Italia Mobile SpA RNC .......     2,985
                                                   --------
                                                      5,379
                                                   --------
                                                     14,555
                                                   --------
JAPAN (12.9%):
Auto Parts (0.1%):
      78    Bridgestone Corp. ...................       710
                                                   --------
Automotive (0.6%):
     162    Toyota Motor Corp. ..................     5,178
                                                   --------
Banking (0.8%):
     217    Asahi Bank Ltd. .....................       739
     156    Bank of Tokyo-Mitsubishi Ltd. .......     1,553
      50    Mitsubishi Trust & Banking Corp. ....       344
       0    Mizuho Holdings Inc. (c) ............     1,768
     218    Sakura Bank Ltd. ....................     1,317
     100    Sanwa Bank Ltd. .....................       701
                                                   --------
                                                      6,422
                                                   --------
Building Products (0.1%):
      39    Tostem Corp. ........................       485
                                                   --------
Chemicals (0.4%):
     140    Asahi Chemical Industry Co., Ltd. ...       807
      82    Dainippon Ink & Chemicals, Inc. .....       244
      30    Nitto Denko Corp. ...................       814
      40    Sekisui Chemical Co., Ltd. ..........       114
      32    Shin-Etsu Chemical Co. ..............     1,233
      40    Tokyo Ohka Kogyo Co., Ltd. ..........       618
                                                   --------
                                                      3,830
                                                   --------
Closed End Funds (0.2%):
     120    MSCI Japan Index Fund ...............     1,328
                                                   --------
Commercial Services (0.4%):
      18    Benesse Corp. .......................       668
      74    Dai Nippon Printing Co., Ltd. .......     1,102
      27    Toyo Information ....................     1,343
                                                   --------
                                                      3,113
                                                   --------
Computer (0.4%):
     208    Fujitsu Ltd. ........................     3,067
                                                   --------
Computer Software (0.1%):
       0    Kceo, Inc. (c) ......................       118
       5    Trend Micro Inc.* ...................       362
                                                   --------
                                                        480
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
Containers & Packaging (0.1%):
      30    Toyo Seikan Kaisha Ltd. .............  $    489
                                                   --------
Diversified Financial Services (0.6%):
       8    Acom Co., Ltd. ......................       591
     124    Daiwa Securities Co., Ltd. ..........     1,295
     127    Nomura Securities Co., Ltd. .........     2,285
      12    Promise Co., Ltd. ...................       830
                                                   --------
                                                      5,001
                                                   --------
Electric Utility (0.3%):
     102    Tokyo Electric Power Co., Ltd. ......     2,540
                                                   --------
Electrical Equipment (0.9%):
      70    Furukawa Electric Co., Ltd. .........     1,223
     153    Hitachi Ltd. ........................     1,364
     245    Mitsubishi Electric Corp. ...........     1,508
     104    Sanyo Electric Co., Ltd. ............       865
      93    Sharp Corp. .........................     1,122
     180    Toshiba Corp. .......................     1,204
                                                   --------
                                                      7,286
                                                   --------
Electronics (1.6%):
      13    Advantest Corp. .....................     1,218
      15    Fanuc Co., Ltd. .....................     1,021
      10    Hirose Electric Co., Ltd. ...........       963
      35    Kyocera Corp. .......................     3,822
      42    Murata Manufacturing Co., Ltd. ......     4,929
      36    Omron Corp. .........................       749
      60    Taiyo Yuden Co., Ltd. ...............     2,007
                                                   --------
                                                     14,709
                                                   --------
Food Products & Services (0.1%):
      74    Ajinomoto Co., Inc. .................       962
                                                   --------
Home Furnishings (0.6%):
      20    Pioneer Electronic Corp. ............       534
      63    Sony Corp. ..........................     4,358
                                                   --------
                                                      4,892
                                                   --------
Homebuilders (0.1%):
     107    Sekisui House Ltd. ..................       979
                                                   --------
Housewares (0.0%):
      40    Toto Ltd. ...........................       285
                                                   --------
Internet Content (0.1%):
      17    Softbank Corp. ......................       584
                                                   --------
Leisure (0.0%):
      11    Sankyo Co., Ltd. ....................       271
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
Machine - Diversified (0.3%):
      70    Komatsu Ltd. ........................  $    310
     136    Kubota Corp. ........................       414
      83    Sumitomo Heavy Industries Ltd. ......       129
      75    Toyoda Automatic Loom Works .........     1,478
                                                   --------
                                                      2,331
                                                   --------
Machinery & Equipment (0.0%):
       3    SMC Corp. ...........................       386
                                                   --------
Manufacturing (0.1%):
      10    Fuji Photo Film Co., Ltd. ...........       419
     127    Mitsubishi Heavy Industries Ltd. ....       553
                                                   --------
                                                        972
                                                   --------
Metals & Mining (0.1%):
      70    NSK Ltd. ............................       428
     462    Sumitomo Metal Industries Ltd.
              (b) ...............................       263
                                                   --------
                                                        691
                                                   --------
Office Equipment & Services (0.5%):
      44    Canon, Inc. .........................     1,541
     125    Ricoh ...............................     2,310
                                                   --------
                                                      3,851
                                                   --------
Pharmaceuticals (1.4%):
      87    Dai-Ichi Pharmaceuticals ............     2,590
     100    Dainippon Pharmaceutical Co.,
              Ltd. ..............................     1,655
      68    Sankyo Co., Ltd. ....................     1,632
     120    Takeda Chemical Industries Ltd. .....     7,103
                                                   --------
                                                     12,980
                                                   --------
Real Estate (0.2%):
      14    Daito Trust Construction Co.,
              Ltd. ..............................       251
     103    Mitsubishi Estate Co., Ltd. .........     1,100
      70    Mitsui Fudosan Co., Ltd. ............       696
                                                   --------
                                                      2,047
                                                   --------
Retail (0.8%):
      20    Cawachi Ltd. (b) ....................     1,208
      18    ITO-Yokado Co., Ltd. ................       898
      34    Lawson, Inc., First Section .........     1,346
      78    Mycal Corp. .........................       167
      49    Seven-Eleven Japan Ltd. .............     2,790
                                                   --------
                                                      6,409
                                                   --------
Semiconductors (0.3%):
       6    Rohm Co., Ltd. ......................     1,140
      29    Tokyo Electron Ltd. .................     1,595
                                                   --------
                                                      2,735
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
Telecommunications (1.1%):
      50    Kokusai Electric Co., Ltd. ..........  $    378
       1    Nippon Telegraph And Telephone
              Corp. .............................     5,362
      14    Nippon Telegraph And Telephone
              Corp. .............................       500
       0    NTT Data Corp. (c) ..................     1,065
       0    NTT Mobile Communication (c) ........     2,156
                                                   --------
                                                      9,461
                                                   --------
Textile Products (0.0%):
      77    Toray Industries, Inc. ..............       290
                                                   --------
Transportation (0.2%):
       0    East Japan Railway Co. (c) ..........       546
     173    Hankyu Corp. ........................       553
     148    Tokyu Corp. .........................       798
                                                   --------
                                                      1,897
                                                   --------
Wholesale Distribution (0.4%):
     317    Itochu Corp. (b) ....................     1,476
     208    Marubeni Corp. (b) ..................       492
      78    Mitsubishi Corp. ....................       575
      74    Sumitomo Corp. ......................       533
                                                   --------
                                                      3,076
                                                   --------
                                                    109,737
                                                   --------
KOREA (0.9%):
Banking (0.1%):
      54    Shinhan Bank ........................       443
                                                   --------
Distribution (0.0%):
      40    Samsung Corp. .......................       163
                                                   --------
Electric Utility (0.1%):
      58    Korea Electric Power Corp. ..........     1,076
                                                   --------
Electronic Components/Instruments (0.7%):
      45    Samsung Electronics Co. .............     5,595
                                                   --------
Financial Services (0.0%):
      60    Good Morning Securities (b) .........       149
       6    LG Investment & Securities ..........        26
                                                   --------
                                                        175
                                                   --------
Retail (0.0%):
       7    Shinsegae Department Store Co. ......       250
                                                   --------
                                                      7,702
                                                   --------
MALAYSIA (0.1%):
Closed End Funds (0.1%):
      87    Webs - Malaysia Index Series (b) ....       440
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
MEXICO (3.1%):
Beverages (0.3%):
     873    Grupo Modelo SA, Series C ...........  $  2,235
                                                   --------
Beverages & Tobacco (0.1%):
      33    Fomento Economico Mexicano SA
              de CV ADR .........................       998
                                                   --------
Biotechnology (0.1%):
     154    Empresas La Moderna SA de CV (b) ....       701
                                                   --------
Building Products (0.2%):
      50    Apasco SA de CV .....................       229
     454    Cemex SA de CV, Series CPO ..........     1,629
      27    Cemex SA de OV ADR (b) ..............         3
                                                   --------
                                                      1,861
                                                   --------
Diversified Financial Services (0.4%):
   1,329    Grupo Financiero Banamex Accival SA
              de CV (b) .........................     2,174
   2,257    Grupo Financiero Bancomer SA de CV,
              Class O (b) .......................     1,250
                                                   --------
                                                      3,424
                                                   --------
Food Products & Services (0.1%):
     609    Grupo Industrial Bimbo SA de CV,
              Series A ..........................       850
                                                   --------
Forest Products & Paper (0.2%):
     485    Kimberly-Clark de Mexico SA de CV,
              Class A ...........................     1,281
                                                   --------
Industrial Holding Company (0.1%):
     160    ALFA SA de CV, Class A ..............       215
     646    Desc SA de CV, Series B .............       249
     229    Grupo Carso SA de CV, Series A-1
              (b) ...............................       563
                                                   --------
                                                      1,027
                                                   --------
Media (0.3%):
     992    Grupo Televisa SA, Series CPO (b) ...     2,215
                                                   --------
Metals & Mining (0.1%):
     203    Grupo Mexico SA de CV, Class B
              (b) ...............................       603
     104    Industrias Penoles SA, Series CP ....        70
                                                   --------
                                                        673
                                                   --------
Retail (0.3%):
   1,135    Cifra SA de CV, Series V (b) ........     2,258
                                                   --------
Telecommunications (0.9%):
   3,881    Telefonos de Mexico SA, Series L ....     8,844
                                                   --------
                                                     26,367
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
NETHERLANDS (3.7%):
Banking (0.4%):
     140    ABN Amro Holding NV .................  $  3,175
                                                   --------
Beverages (0.1%):
      15    Heineken NV .........................       900
                                                   --------
Chemicals (0.2%):
      25    Akzo Nobel NV .......................     1,341
                                                   --------
Electronics (0.4%):
      96    Philips Electronics NV ..............     3,513
                                                   --------
Engineering (0.0%):
      11    Hollandsche Benton ..................       114
                                                   --------
Food Products & Services (0.6%):
      80    Koninklijke Ahold NV ................     2,572
      34    Unilever NV .........................     2,132
                                                   --------
                                                      4,704
                                                   --------
Insurance (0.8%):
      16    Aegon NV ............................       666
      75    ING Groep NV ........................     5,978
                                                   --------
                                                      6,644
                                                   --------
Internet Content (0.0%):
      15    World Online International NV (b) ...       111
                                                   --------
Media (0.1%):
      37    Elsevier NV .........................       549
      19    Wolters Kluwer CVA ..................       529
                                                   --------
                                                      1,078
                                                   --------
Office Equipment & Services (0.0%):
      17    Oce NV ..............................       267
                                                   --------
Oil & Gas Exploration, Production & Services (0.8%):
     127    Royal Dutch Petroleum Co. ...........     7,804
                                                   --------
Telecommunications (0.2%):
      40    Completel Europe NV (b) .............       143
     102    Koninklijke KPN NV ..................     1,178
                                                   --------
                                                      1,321
                                                   --------
Transportation (0.1%):
      30    TNT Post Groep NV ...................       728
                                                   --------
                                                     31,700
                                                   --------
NEW ZEALAND (0.4%):
Beverages (0.0%):
     170    Lion Nathan Ltd. ....................       383
                                                   --------
Building Products (0.0%):
     283    Fletcher Challenge Building .........       245
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
New Zealand, continued:
Forest Products & Paper (0.1%):
     800    Carter Holt Harvey Ltd. .............  $    581
                                                   --------
Media (0.0%):
     274    Sky Network Televison Ltd. (b) ......       363
                                                   --------
Oil & Gas Exploration, Production & Services (0.1%):
     245    Fletcher Challenge Energy ...........       927
                                                   --------
Telecommunications (0.2%):
     625    Telecom Corp. of New Zealand Ltd. ...     1,330
                                                   --------
                                                      3,829
                                                   --------
NORWAY (1.7%):
Banking (0.1%):
      40    Christiania Bank Og Kreditkasse .....       225
     155    Den Norske Bank ASA .................       834
                                                   --------
                                                      1,059
                                                   --------
Electric Utility (0.0%):
      30    Hafslund ASA, Class A ...............       150
                                                   --------
Food Products & Services (0.4%):
     129    Orkla ASA, Series A .................     2,549
                                                   --------
Forest Products & Paper (0.1%):
      23    Norske Skogsindustrier ASA, Class
              A .................................       980
                                                   --------
Health Care (0.2%):
     220    Nycomed Amersham PLC, Class B .......     1,797
                                                   --------
Insurance (0.1%):
     160    Storebrand ASA ......................     1,131
                                                   --------
Internet Content (0.0%):
      40    Merkantildata ASA ...................       156
                                                   --------
Manufacturing (0.4%):
      70    Norsk Hydro ASA .....................     2,948
                                                   --------
Oil & Gas Exploration, Production & Services (0.1%):
      47    Petroleum Geo-Services ASA (b) ......       615
      60    Smedvig ASA, Class A ................       572
                                                   --------
                                                      1,187
                                                   --------
Transportation (0.3%):
      21    Bergesen Dy ASA, Class A ............       329
     125    Frontline Ltd. (b) ..................     1,687
      18    Leif Hoegh & Co., ASA (b) ...........       155
                                                   --------
                                                      2,171
                                                   --------
                                                     14,128
                                                   --------
PORTUGAL (0.1%):
Telecommunications (0.1%):
      29    Portugal Telecom SA .................       263

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Portugal, continued:
Telecommunications, continued:
      50    Telecel Communicacoes Pessoai (b) ...  $    544
                                                   --------
                                                        807
                                                   --------
SINGAPORE (2.3%):
Airlines (0.2%):
     214    Singapore Airlines Ltd. .............     2,123
                                                   --------
Banking (0.6%):
     166    DBS Group Holdings Ltd. .............     1,872
     102    Oversea - Chinese Banking Corp.,
              Ltd. ..............................       760
     237    United Overseas Bank Ltd. ...........     1,777
                                                   --------
                                                      4,409
                                                   --------
Beverages & Tobacco (0.0%):
      87    Fraser & Neave ......................       338
                                                   --------
Computer (0.0%):
      30    Creative Technology Ltd. ............       335
     300    MMI Holdings Ltd. ...................        52
                                                   --------
                                                        387
                                                   --------
Electronic Components/Instruments (0.5%):
      65    Chartered Semiconductor ADR .........     1,714
      35    Silverline Techologies Ltd. ADR
              (b) ...............................       352
     150    St. Assembly Test Services Ltd. ADR
              (b) ...............................     1,988
                                                   --------
                                                      4,054
                                                   --------
Electronics (0.2%):
     450    Flextech Holdings Ltd. ..............       247
     165    Venture Manufacturing (Singapore)
              Ltd. ..............................     1,103
                                                   --------
                                                      1,350
                                                   --------
Engineering (0.0%):
     200    Sembcorp Industries Ltd. ............       196
                                                   --------
Food Products & Services (0.1%):
   2,400    Del Monte Pacific Ltd. ..............       637
                                                   --------
Industrial Holding Company (0.1%):
     281    Keppel Corp. ........................       547
                                                   --------
Internet Applications Software (0.0%):
   1,575    SPH Asiaone Ltd. (b) ................       191
                                                   --------
Media (0.1%):
      70    Singapore Press Holdings Ltd. .......     1,033
                                                   --------
Metals & Mining (0.0%):
     100    Natsteel Ltd. .......................       168
                                                   --------
Real Estate (0.2%):
     498    Capitaland Ltd. (b) .................       861
     221    City Developments Ltd. ..............     1,024
                                                   --------
                                                      1,885
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Singapore, continued:
Retail (0.0%):
      40    Inchcape Motors Ltd. ................  $     30
                                                   --------
Telecommunications (0.3%):
     125    Datacraft Asia Ltd. .................       589
   1,127    Singapore Telecommunications Ltd. ...     1,748
                                                   --------
                                                      2,337
                                                   --------
                                                     19,685
                                                   --------
SOUTH KOREA (1.1%):
Airlines (0.0%):
      20    L.G. Electronic GDR (b) .............        50
                                                   --------
Banking (0.2%):
     204    Hana Bank ...........................       954
     100    KorAm Bank (b) ......................       402
                                                   --------
                                                      1,356
                                                   --------
Computer (0.0%):
      31    Trigem Computer, Inc. ...............       101
                                                   --------
Computer Software (0.0%):
      20    Haansoft, Inc. (b) ..................        38
       7    Locas Corp. (b) .....................        53
                                                   --------
                                                         91
                                                   --------
Investment Company (0.1%):
       0    Dongwon Securities Co. (c) ..........         1
      60    Dongwon Securities Co., Ltd.,
              Preferred Shares ..................       100
      24    Samsung Securities Co., Ltd. ........       447
                                                   --------
                                                        548
                                                   --------
Metals & Mining (0.1%):
      10    Pohang Iron & Steel Co., Ltd. .......       634
                                                   --------
Semiconductors (0.0%):
      30    Hyundai Electronics Co., Ltd. (b) ...        95
                                                   --------
Steel (0.0%):
      10    Pohang Iron & Steel Co., Ltd. ADR ...       156
                                                   --------
Telecommunications (0.7%):
      35    Insung Information (b) ..............        88
      22    Korean Telecom Corp. ................     1,166
      15    KT M.com Ltd. (b) ...................       107

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Singapore, continued:
Telecommunications, continued:
      26    SK Telecom Co., Ltd. ................  $  5,241
                                                   --------
                                                      6,602
                                                   --------
                                                      9,633
                                                   --------
SPAIN (3.8%):
Banking (1.6%):
     398    Banco Bilbao Vizcaya Argentina SA ...     5,924
     673    Banco Santander Central Hispano
              Americano SA ......................     7,204
                                                   --------
                                                     13,128
                                                   --------
Commercial Services (0.0%):
      30    Autopistas Cesa .....................       266
                                                   --------
Electric Utility (0.5%):
     122    Endesa SA ...........................     2,072
      99    Iberdrola SA ........................     1,236
      64    Union Electric Fenosa SA ............     1,179
                                                   --------
                                                      4,487
                                                   --------
Engineering (0.1%):
      31    Fomento de Construcciones y Contratas
              SA ................................       594
                                                   --------
Gas Utility (0.0%):
      20    Gas Natural SDG SA ..................       370
                                                   --------
Insurance (0.0%):
       9    Corporacion Mapfre ..................       171
                                                   --------
Internet Content (0.0%):
      10    Terra Networks SA (b) ...............       109
                                                   --------
Machine - Diversified (0.1%):
      58    Zardoya Otis SA .....................       511
                                                   --------
Media (0.0%):
      20    Grupo Prisa SA (b) ..................       330
                                                   --------
Metals & Mining (0.0%):
      13    Acerinox SA, Registered Shares ......       401
                                                   --------
Oil & Gas Exploration, Production & Services (0.4%):
     187    Repsol SA ...........................     2,983
                                                   --------
Real Estate (0.0%):
      29    Vallehermoso SA .....................       176
                                                   --------
Telecommunications (1.1%):
     546    Telefonica de Espana (b) ............     9,030
                                                   --------
                                                     32,556
                                                   --------
SWEDEN (2.8%):
Automotive (0.1%):
      33    Volvo AB, Class B ...................       547
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Sweden, continued:
Banking (0.6%):
     404    Nordic Baltic Holding AB ............  $  3,073
      99    Svenska Handelsdanken, Class A ......     1,694
                                                   --------
                                                      4,767
                                                   --------
Biotechnology (0.0%):
      33    Pyrosequencing AB (b) ...............       341
                                                   --------
Chemicals (0.0%):
       1    Syngenta AB (b) .....................        64
                                                   --------
Commercial Services (0.1%):
      10    Poolia AB ...........................       482
                                                   --------
Computer Software (0.3%):
      37    Adcore AB (b) .......................       113
     275    Enea Data AB ........................     1,096
     170    Telelogic AB (b) ....................       955
                                                   --------
                                                      2,164
                                                   --------
Electronics (0.0%):
       3    PartnerTech AB ......................        35
                                                   --------
Engineering (0.2%):
      11    ABB Ltd. ............................     1,101
      35    JM AB, Class B ......................       775
                                                   --------
                                                      1,876
                                                   --------
Forest Products & Paper (0.0%):
       5    Mo Och Domsjo AB, Series B ..........       148
                                                   --------
Health Care (0.0%):
      25    Capio AB (b) ........................       185
                                                   --------
Insurance (0.1%):
      30    Skandia Forsakrings AB ..............       488
                                                   --------
Investment Company (0.1%):
      50    Bure Invesment Aktiebolaget .........       273
      79    Novestra AB (b) .....................       168
                                                   --------
                                                        441
                                                   --------
Pharmaceuticals (0.3%):
      48    AstraZeneca Group PLC ...............     2,387
                                                   --------
Retail (0.1%):
      68    Hennes & Mauritz AB, Class B ........     1,052
                                                   --------
Telecommunications (0.9%):
     100    Ericsson AB ADR .....................     1,119
     680    LM Ericsson AB, Series B ............     7,748
                                                   --------
                                                      8,867
                                                   --------
                                                     23,844
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
SWITZERLAND (3.8%):
Banking (0.7%):
      15    CS Holding AG, Registered Shares ....  $  2,761
      22    UBS AG, Registered Shares ...........     3,527
                                                   --------
                                                      6,288
                                                   --------
Building Products (0.1%):
       1    Holderbank Financiere Glarus AG,
              Bearer Shares .....................       671
                                                   --------
Chemicals (0.0%):
       6    Syngenta AG (b) .....................       331
                                                   --------
Commercial Services (0.1%):
       1    Adecco SA, Registered Shares (c) ....       629
                                                   --------
Cosmetics/Personal Care (0.0%):
       0    Givaudan (b)(c) .....................       128
                                                   --------
Engineering (0.2%):
      15    ABB AG ..............................     1,590
                                                   --------
Food Products & Services (0.6%):
       2    Nestle SA, Registered Shares ........     5,071
                                                   --------
Insurance (0.5%):
       1    Swiss Reinsurance Corp., Registered
              Shares (c) ........................     1,510
       5    Zurich Financial Services AG ........     3,097
                                                   --------
                                                      4,607
                                                   --------
Pharmaceuticals (1.5%):
       4    Novartis AG, Registered Shares ......     6,969
       0    Roche Holding AG, Bearer Shares
              (c) ...............................     4,921
                                                   --------
                                                     11,890
                                                   --------
Retail (0.0%):
       1    Societe Suisse pour la
              Microelectronique et l'Horlogerie
              AG ................................       189
       0    Swatch Group (Br) (c) ...............       206
                                                   --------
                                                        395
                                                   --------
Telecommunications (0.1%):
      50    Carrier1 International ADR ..........       153
       4    Swisscom AG, Registered Shares ......       989
                                                   --------
                                                      1,142
                                                   --------
                                                     32,742
                                                   --------
TAIWAN (0.8%):
Computer Hardware (0.0%):
      40    Acer, Inc. GDR (b) ..................        93
      48    Synnex Technology International Corp.
              GDR ...............................       281
                                                   --------
                                                        374
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Taiwan, continued:
Computer Software (0.0%):
      41    Asustek Computer Inc. GDR ...........  $    125
      28    Winbond Electronic Corp. GDR ........       266
                                                   --------
                                                        391
                                                   --------
Electrical & Electronic (0.0%):
      32    Powerchip Semiconductor GDR (b) .....       163
                                                   --------
Electronic Components/Instruments (0.5%):
      31    Hon Hai Precision GDR ...............       362
     368    Ritek Corp. GDR .....................     1,268
      93    Taiwan Semiconductor Manufacturing
              Co., Ltd. ADR .....................     1,607
                                                   --------
                                                      3,237
                                                   --------
Internet Applications Software (0.0%):
      23    Gigamedia Ltd. (b) ..................        62
                                                   --------
Internet Content (0.0%):
      75    Systex Corp. ADR ....................       276
                                                   --------
Semiconductors (0.3%):
      10    Ase Test Ltd. (b) ...................        85
     230    United Microelectronics Corp. ADR ...     1,898
                                                   --------
                                                      1,983
                                                   --------
Steel (0.0%):
      31    China Steel Corp. GDR ...............       383
                                                   --------
                                                      6,869
                                                   --------
TURKEY (0.0%):
Telecommunications (0.0%):
      59    Turkcell Iletisim ADR ...............       411
                                                   --------
UNITED KINGDOM (12.8%):
Advertising (0.1%):
      60    WPP Group PLC .......................       782
                                                   --------
Aerospace/Defense (0.1%):
     182    BAE Systems PLC .....................     1,036
      68    Rolls-Royce PLC .....................       203
                                                   --------
                                                      1,239
                                                   --------
Airlines (0.1%):
      84    British Airways PLC .................       487
                                                   --------
Banking (2.3%):
      73    Abbey National PLC ..................     1,328
      82    Barclays PLC ........................     2,520
     634    HSBC Holdings PLC ...................     9,283
     334    Lloyds TSB Group PLC ................     3,521
     120    Royal Bank of Scotland Group PLC ....     2,836
                                                   --------
                                                     19,488
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Beverages (0.5%):
      97    Bass PLC ............................  $  1,059
     303    Diageo PLC ..........................     3,388
                                                   --------
                                                      4,447
                                                   --------
Building Products (0.1%):
      69    Hanson PLC ..........................       474
      27    RMC Group PLC (b) ...................       233
                                                   --------
                                                        707
                                                   --------
Chemicals (0.1%):
      40    BOC Group PLC .......................       614
      77    Imperial Chemical Industries PLC ....       637
                                                   --------
                                                      1,251
                                                   --------
Closed End Funds (0.1%):
      50    MSCI United Kingdom Index Fund ......       894
                                                   --------
Commercial Services (0.2%):
     100    Granada Compass PLC (b) .............     1,071
      89    Rank Group PLC ......................       236
     115    Rentokil Initial PLC ................       399
                                                   --------
                                                      1,706
                                                   --------
Computer Software (0.1%):
     100    Dimensions Data Holdings PLC (b) ....       677
                                                   --------
Diversified Financial Services (0.1%):
      50    Schroders PLC .......................       988
                                                   --------
Electric Utility (0.2%):
     129    Innogy Holdings PLC .................       364
     129    National Power PLC (b) ..............       476
      92    Scottish Power PLC ..................       726
                                                   --------
                                                      1,566
                                                   --------
Engineering (0.0%):
     110    Taylor Woodrow PLC ..................       292
                                                   --------
Entertainment (0.1%):
     200    Ladbroke Group PLC ..................       621
                                                   --------
Financial Services (0.0%):
     100    Old Mutual PLC ......................       249
                                                   --------
Food Products & Services (0.7%):
     110    Cadbury Schweppes PLC ...............       761
     187    J Sainsbury PLC .....................     1,109
     485    Tesco PLC ...........................     1,978
     232    Unilever PLC ........................     1,981
                                                   --------
                                                      5,829
                                                   --------
Gas Utility (0.2%):
     269    Centrica PLC ........................     1,033

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Gas Utility, continued:
     253    Lattice Group PLC (b) ...............  $    569
                                                   --------
                                                      1,602
                                                   --------
Health Care (0.1%):
     200    Smith & Nephew PLC ..................       940
                                                   --------
Insurance (0.7%):
     100    Commercial Union PLC ................     1,616
     197    Prudential Corp., PLC ...............     3,167
     161    Royal & Sun Alliance Insurance Group
              PLC ...............................     1,383
                                                   --------
                                                      6,166
                                                   --------
Leisure (0.0%):
      51    EMI Group PLC .......................       419
                                                   --------
Manufacturing (0.1%):
     208    Invensys PLC ........................       486
      18    Smiths Industries PLC ...............       213
                                                   --------
                                                        699
                                                   --------
Media (0.8%):
     114    British Sky Broadcasting Group PLC
              (b) ...............................     1,916
      87    Carlton Communications PLC ..........       793
      50    Pearson PLC .........................     1,188
      90    Reed International PLC ..............       939
     141    Reuters Group PLC ...................     2,378
                                                   --------
                                                      7,214
                                                   --------
Metals & Mining (0.2%):
     346    Corus Group PLC .....................       361
      96    Rio Tinto PLC .......................     1,676
                                                   --------
                                                      2,037
                                                   --------
Oil & Gas Exploration, Production & Services (1.3%):
   1,245    Amoco PLC ...........................     9,987
     253    BG Group PLC ........................       990
       5    Bookham Technology PLC ADR ..........        59
                                                   --------
                                                     11,036
                                                   --------
Pharmaceuticals (1.7%):
     340    Glaxosmithkline PLC (b) .............     9,584
      90    Zeneca PLC ..........................     4,503
                                                   --------
                                                     14,087
                                                   --------
Retail (0.3%):
      62    Boots Co., PLC ......................       570
      33    Great Universal Stores PLC ..........       263
      99    Kingfisher PLC ......................       724

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Retail, continued:
     212    Marks & Spencer PLC .................  $    589
                                                   --------
                                                      2,146
                                                   --------
Semiconductors (0.0%):
     150    Parthus Technologies PLC (b) ........       391
                                                   --------
Telecommunications (2.5%):
     429    British Telecommunications PLC ......     3,650
     130    Cable & Wireless PLC ................     1,745
     180    Energis PLC (b) .....................     1,213
     228    Marconin PLC ........................     2,437
   3,078    Vodaphone Group PLC .................    11,286
                                                   --------
                                                     20,331
                                                   --------
Tobacco (0.1%):
      69    British American Tobacco PLC ........       525
                                                   --------
Water Utility (0.0%):
      30    AWG PLC .............................       262
                                                   --------
                                                    109,078
                                                   --------
UNITED STATES (0.1%):
Biotechnology (0.0%):
      10    Decode Genetics, Inc. ...............       105
                                                   --------
Computer (0.0%):
       5    Infocus Corp. (b) ...................        77
                                                   --------
Internet Content (0.0%):
      10    Asiainfo Holdings, Inc. (b) .........        94
      45    Starmedia Network, Inc. (b) .........        85
                                                   --------
                                                        179
                                                   --------
Oil & Gas Exploration, Production & Services (0.0%):
       4    Transocean Sedco Forex, Inc. ........       184
                                                   --------
Telecommunications (0.1%):
      75    Asia Global Crossing Ltd. (b) .......       492
                                                   --------
                                                      1,037
                                                   --------
  Total Common Stocks                               716,428
                                                   --------
CORPORATE BONDS (0.0%):
UNITED KINGDOM (0.0%):
Oil & Gas (0.0%):
$     36    BG Transco Holdings PLC, 7.06%,
              12/14/09 * ........................        54
      36    BG Transco Holdings PLC, 4.19%,
              12/14/22 * ........................        58
      36    BG Transco Holdings PLC, 7.00%,
              12/16/24 ..........................        58
                                                   --------
  Total Corporate Bonds                                 170
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PREFERRED STOCKS (0.4%):
AUSTRALIA (0.1%):
Media (0.1%):
     161    News Corp., Ltd. ....................  $  1,146
                                                   --------
BRAZIL (0.0%):
Telecommunications (0.0%):
  57,000    Telecomunicacoes Brasileiras SA .....         1
                                                   --------
GERMANY (0.3%):
Computer Software (0.2%):
       7    SAP AG, Vorzugsaktien ...............       991
                                                   --------
Electric Utility (0.0%):
      10    RWE AG ..............................       316
                                                   --------
Manufacturing (0.1%):
      29    Man AG Vorzugsaktien ................       577
                                                   --------
                                                      1,884
                                                   --------
SOUTH KOREA (0.0%):
Financial Services (0.0%):
      25    Lg Investment & Securities ..........        58
                                                   --------
  Total Preferred Stocks                              3,089
                                                   --------
RIGHTS (0.0%):
HONG KONG (0.0%):
Data/Internet (0.0%):
      51    Pacific Century Cyberwork (c) .......         0
                                                   --------
  Total Rights                                            0
                                                   --------
WARRANTS (0.0%):
SINGAPORE (0.0%):
Telecommunications - Services and Equipment (0.0%):
      15    MMI Holdings Ltd. (b) ...............         1
                                                   --------
THAILAND (0.0%):
Banking (0.0%):
      28    Siam Commercial Bank (b)(c) .........         0
                                                   --------
  Total Warrants                                          1
                                                   --------
INVESTMENT COMPANIES (4.0%):
  34,038    One Group Prime Money Market Fund,
              Class I ...........................    34,038
                                                   --------
  Total Investment Companies                         34,038
                                                   --------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Notes (0.5%):
$  1,170    4.63%, 1/2/01 (d) ...................     1,170
   2,040    5.50%, 1/2/01 (d) ...................     2,040
     550    7.75%, 2/15/01 ......................       551
                                                   --------
  Total U.S. Treasury Obligations                     3,761
                                                   --------

Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
REPURCHASE AGREEMENT (9.8%):
$ 83,428    State Street Bank, 6.35%, 1/2/01
              (Collateralized by $84,370 Fannie
              Mae securities, 6.09%, 8/28/08,
              market value $85,103) .............  $ 83,428
                                                   --------
  Total Repurchase Agreement                         83,428
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (13.3%):
Put Bonds (0.5%):
   4,252    Daimler-Chrysler, 7.35%,
              12/16/02* .........................     4,252
                                                   --------
Repurchase Agreements (12.8%):
     639    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $683 various
              Commercial Paper 0.00%, 2/28/01 -
              6/21/01, market value
              $671) .............................       639

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING, CONTINUED:
Repurchase Agreements, continued:
$106,302    Lehman Brothers, 6.97%, 1/2/01,
              (Collateralized by various Equity
              Securities, market value
              $111,689) .........................  $106,302
   2,126    Merrill Lynch, 6.75%, 1/2/01,
              (Collateralized by 2,263 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $2,234) ...........................     2,126
                                                   --------
                                                    109,067
                                                   --------
  Total Short-Term Securities Held as Collateral
       for Securities Lending                       113,319
                                                   --------
Total (Cost $823,443)(a)                           $954,234
                                                   ========

------------
Percentages indicated are based on net assets of $851,953.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 242,891
                   Unrealized depreciation......................   (112,100)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 130,791
                                                                  =========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Serves as collateral for Futures Contracts.

 * The interest rate for this variable rate security, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

ADR American Depository Receipt

GDR Global Depository Receipt

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                             SMALL CAP      SMALL CAP       MID CAP         MID CAP
                                                              GROWTH          VALUE          GROWTH          VALUE
                                                               FUND           FUND            FUND            FUND
                                                             ---------      ---------      ----------      ----------
ASSETS:
Investments, at cost ......................................  $332,589       $224,926       $2,278,452      $1,114,024
Unrealized appreciation (depreciation) from investments ...    21,675         34,540          216,981         181,142
                                                             --------       --------       ----------      ----------
Investments, at value .....................................   354,264        259,466        2,495,433       1,295,166
Cash ......................................................        18            209               --              --
Interest and dividends receivable .........................       104            308            1,002           1,195
Receivable for capital shares issued ......................       687             48            1,552             399
Receivable from brokers for investments sold ..............    66,176             --          336,230         170,823
Prepaid expenses and other assets .........................        14              1               66               6
                                                             --------       --------       ----------      ----------
Total Assets ..............................................   421,263        260,032        2,834,283       1,467,589
                                                             --------       --------       ----------      ----------
LIABILITIES:
Dividends payable .........................................        --            970               --           2,246
Payable to brokers for investments purchased ..............    59,615          1,269          328,330         138,348
Payable for capital shares redeemed .......................        54             14              407              89
Payable for return of collateral received for securities on
 loan .....................................................    16,115          7,403          222,439          46,819
Accrued expenses and other payables:
 Investment advisory fees .................................       211            140            1,403             749
 Administration fees ......................................        46             32              314             166
 Distribution fees ........................................        40              7              436              55
 Other ....................................................       115             84              492             439
                                                             --------       --------       ----------      ----------
Total Liabilities .........................................    76,196          9,919          553,821         188,911
                                                             --------       --------       ----------      ----------
NET ASSETS:
Capital ...................................................   331,245        212,230        2,094,999       1,046,785
Undistributed (distributions in excess of) net investment
 income ...................................................    (1,160)           (13)         (10,767)             (2)
Accumulated undistributed net realized gains (losses) from
 investments, options and futures transactions ............    (6,693)         3,356          (20,751)         50,753
Net unrealized appreciation (depreciation) from
 investments, options and futures .........................    21,675         34,540          216,981         181,142
                                                             --------       --------       ----------      ----------
Net Assets ................................................  $345,067       $250,113       $2,280,462      $1,278,678
                                                             ========       ========       ==========      ==========
NET ASSETS:
 Class I ..................................................  $242,278       $227,935       $1,488,129      $1,133,936
 Class A ..................................................    71,558         18,548          368,265         101,979
 Class B ..................................................    30,076          3,518          355,749          42,117
 Class C ..................................................     1,155            112           68,319             646
                                                             --------       --------       ----------      ----------
Total .....................................................  $345,067       $250,113       $2,280,462      $1,278,678
                                                             ========       ========       ==========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ..................................................    22,308         13,549           62,908          72,046
 Class A ..................................................     6,633          1,121           15,901           6,458
 Class B ..................................................     2,940            220           16,799           2,700
 Class C ..................................................       110              7            2,978              41
                                                             --------       --------       ----------      ----------
Total .....................................................    31,991         14,897           98,586          81,245
                                                             ========       ========       ==========      ==========
Net Asset Value
 Class I -- Offering and redemption price per share .......  $  10.86       $  16.82       $    23.66      $    15.74
                                                             ========       ========       ==========      ==========
 Class A -- Redemption price per share ....................  $  10.79       $  16.55       $    23.16      $    15.79
                                                             ========       ========       ==========      ==========
   Maximum sales charge ...................................      5.25%          5.25%            5.25%           5.25%
                                                             ========       ========       ==========      ==========
   Maximum offering price per share (100%/(100% - maximum
     sales charge) of net asset value adjusted to the
     nearest cent) ........................................  $  11.39       $  17.47       $    24.44      $    16.66
                                                             ========       ========       ==========      ==========
 Class B -- Offering price per share (a) ..................  $  10.23       $  15.98       $    21.18      $    15.61
                                                             ========       ========       ==========      ==========
 Class C -- Offering price per share (a) ..................  $  10.47       $  15.96       $    22.94      $    15.61
                                                             ========       ========       ==========      ==========

                                                             DIVERSIFIED
                                                               MID CAP
                                                                FUND
                                                             -----------
ASSETS:
Investments, at cost ......................................  $1,000,087
Unrealized appreciation (depreciation) from investments ...     200,247
                                                             ----------
Investments, at value .....................................   1,200,334
Cash ......................................................          --
Interest and dividends receivable .........................       1,062
Receivable for capital shares issued ......................         103
Receivable from brokers for investments sold ..............          --
Prepaid expenses and other assets .........................           6
                                                             ----------
Total Assets ..............................................   1,201,505
                                                             ----------
LIABILITIES:
Dividends payable .........................................         555
Payable to brokers for investments purchased ..............       1,340
Payable for capital shares redeemed .......................         210
Payable for return of collateral received for securities on
 loan .....................................................      89,845
Accrued expenses and other payables:
 Investment advisory fees .................................         677
 Administration fees ......................................         148
 Distribution fees ........................................          50
 Other ....................................................         543
                                                             ----------
Total Liabilities .........................................      93,368
                                                             ----------
NET ASSETS:
Capital ...................................................     843,554
Undistributed (distributions in excess of) net investment
 income ...................................................         (17)
Accumulated undistributed net realized gains (losses) from
 investments, options and futures transactions ............      64,353
Net unrealized appreciation (depreciation) from
 investments, options and futures .........................     200,247
                                                             ----------
Net Assets ................................................  $1,108,137
                                                             ==========
NET ASSETS:
 Class I ..................................................  $  905,798
 Class A ..................................................     192,770
 Class B ..................................................       8,842
 Class C ..................................................         727
                                                             ----------
Total .....................................................  $1,108,137
                                                             ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ..................................................      48,254
 Class A ..................................................      10,385
 Class B ..................................................         482
 Class C ..................................................          40
                                                             ----------
Total .....................................................      59,161
                                                             ==========
Net Asset Value
 Class I -- Offering and redemption price per share .......  $    18.77
                                                             ==========
 Class A -- Redemption price per share ....................  $    18.56
                                                             ==========
   Maximum sales charge ...................................        5.25%
                                                             ==========
   Maximum offering price per share (100%/(100% - maximum
     sales charge) of net asset value adjusted to the
     nearest cent) ........................................  $    19.59
                                                             ==========
 Class B -- Offering price per share (a) ..................  $    18.36
                                                             ==========
 Class C -- Offering price per share (a) ..................  $    18.36
                                                             ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                            LARGE CAP       LARGE CAP        EQUITY       DIVERSIFIED
                                                              GROWTH          VALUE          INCOME         EQUITY         BALANCED
                                                               FUND            FUND           FUND           FUND            FUND
                                                            ----------      ----------      --------      -----------      --------
ASSETS:
Investments, at cost ...................................... $3,136,262      $1,523,038      $393,121      $1,677,273       $515,930
Unrealized appreciation (depreciation) from investments ...    752,383         266,586       380,028         536,926         68,003
                                                            ----------      ----------      --------      ----------       --------
Investments, at value .....................................  3,888,645       1,789,624       773,149       2,214,199        583,933
Cash ......................................................          1              85            --              --            100
Interest and dividends receivable .........................      3,121           2,229         1,200           2,269          2,406
Receivable for capital shares issued ......................      2,347             130            52             225            349
Receivable from brokers for investments sold ..............     19,487         180,851         1,293           6,271            899
Prepaid expenses and other assets .........................         80              63             4              12              6
                                                            ----------      ----------      --------      ----------       --------
Total Assets ..............................................  3,913,681       1,972,982       775,698       2,222,976        587,693
                                                            ----------      ----------      --------      ----------       --------
LIABILITIES:
Dividends payable .........................................         --           3,067           655           1,505            933
Short term line of credit payable .........................         --           9,200            --              --             --
Payable to brokers for investments purchased ..............     17,724         169,403            --           1,539            221
Payable for capital shares redeemed .......................        920              25           175             510            107
Payable for return of collateral received for securities on
 loan .....................................................    223,151          89,909        34,455         112,963         62,167
Accrued expenses and other payables:
 Investment advisory fees .................................      2,087           1,035           451           1,305            240
 Administration fees ......................................        526             227           101             290             72
 Distribution fees ........................................        823              38           141             115            278
 Other ....................................................        492             253           445             415            197
                                                            ----------      ----------      --------      ----------       --------
Total Liabilities .........................................    245,723         273,157        36,423         118,642         64,215
                                                            ----------      ----------      --------      ----------       --------
NET ASSETS:
Capital ...................................................  3,025,527       1,431,168       345,354       1,562,363        459,765
Undistributed (distributions in excess of) net investment
 income ...................................................    (14,485)            (40)          (77)            (30)           (37)
Accumulated undistributed net realized gains (losses) from
 investments and futures transactions .....................    (95,467)          2,111        13,970           5,075         (4,253)
Net unrealized appreciation (depreciation) from investments
 and futures ..............................................    752,383         266,586       380,028         536,926         68,003
                                                            ----------      ----------      --------      ----------       --------
Net Assets ................................................ $3,667,958      $1,699,825      $739,275      $2,104,334       $523,478
                                                            ==========      ==========      ========      ==========       ========
NET ASSETS:
 Class I .................................................. $2,367,801      $1,611,774      $491,478      $1,777,636       $ 95,248
 Class A ..................................................    504,585          55,644       105,290         257,879        135,489
 Class B ..................................................    750,260          29,279       141,060          50,586        291,330
 Class C ..................................................     45,312           3,128         1,447          18,233          1,411
                                                            ----------      ----------      --------      ----------       --------
Total ..................................................... $3,667,958      $1,699,825      $739,275      $2,104,334       $523,478
                                                            ==========      ==========      ========      ==========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ..................................................    120,870          96,823        23,950         127,882          6,983
 Class A ..................................................     25,067           3,319         5,146          18,617          9,926
 Class B ..................................................     39,314           1,749         6,887           3,742         21,251
 Class C ..................................................      2,396             187            71           1,339            103
                                                            ----------      ----------      --------      ----------       --------
Total .....................................................    187,647         102,078        36,054         151,580         38,263
                                                            ==========      ==========      ========      ==========       ========
Net Asset Value
 Class I -- Offering and redemption price per share ....... $    19.59      $    16.65      $  20.52      $    13.90       $  13.64
                                                            ==========      ==========      ========      ==========       ========
 Class A -- Redemption price per share .................... $    20.13      $    16.77      $  20.46      $    13.85       $  13.65
                                                            ==========      ==========      ========      ==========       ========
   Maximum sales charge ...................................       5.25%           5.25%         5.25%           5.25%          5.25%
                                                            ==========      ==========      ========      ==========       ========
   Maximum offering price per share (100%/(100% - maximum
     sales charge) of net asset value adjusted to the
     nearest cent) ........................................ $    21.25      $    17.70      $  21.59      $    14.62       $  14.41
                                                            ==========      ==========      ========      ==========       ========
 Class B -- Offering price per share (a) .................. $    19.09      $    16.74      $  20.48      $    13.52       $  13.71
                                                            ==========      ==========      ========      ==========       ========
 Class C -- Offering price per share (a) .................. $    18.91      $    16.72      $  20.49      $    13.62       $  13.71
                                                            ==========      ==========      ========      ==========       ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                               EQUITY        MARKET                    INTERNATIONAL
                                                               INDEX       EXPANSION     TECHNOLOGY       EQUITY
                                                                FUND       INDEX FUND       FUND        INDEX FUND
                                                             ----------    ----------    ----------    -------------
ASSETS:
Investments, at cost ......................................  $2,128,344     $33,780       $ 73,212      $  804,172
Unrealized appreciation (depreciation) from investments ...   1,327,124       4,189        (22,321)        158,346
                                                             ----------     -------       --------      ----------
Investments, at value .....................................   3,455,468      37,969         50,891         962,518
Cash ......................................................          --          15             --               1
Foreign currency, at value (cost $0; $0; $0; $0; $14,762) .          --          --             --              --
Interest and dividends receivable .........................       2,894          26             16             917
Receivable for capital shares issued ......................       1,908          70             75           1,742
Receivable from brokers for investments sold ..............          --         459             --             743
Tax reclaim receivable ....................................          --          --             --             282
Deferred offering costs ...................................          --          --              1              --
Prepaid expenses and other assets .........................          54           1             --               8
                                                             ----------     -------       --------      ----------
Total Assets ..............................................   3,460,324      38,540         50,983         966,211
                                                             ----------     -------       --------      ----------
LIABILITIES:
Foreign currency overdraft, at value (cost $0; $0; $0;
 $372; $0) ................................................          --          --             --             380
Dividends payable .........................................       5,287          47             --           7,750
Payable to brokers for investments purchased ..............          --         242            348           1,522
Payable for capital shares redeemed .......................         406          --             14           1,044
Payable for forward foreign currency contracts ............          --          --             --               2
Net payable for variation margin on futures contracts .....         532           5             --             341
Payable for return of collateral received for securities on
 loan .....................................................     142,368       1,694          1,135         153,183
Accrued expenses and other payables:
 Investment advisory fees .................................         395           4             21             372
 Administration fees ......................................         283           3              7             131
 Distribution fees ........................................         813           4             17              41
 Other ....................................................         974          30              7             349
                                                             ----------     -------       --------      ----------
Total Liabilities .........................................     151,058       2,029          1,549         165,115
                                                             ----------     -------       --------      ----------
NET ASSETS:
Capital ...................................................   2,018,154      32,028         72,540         658,705
Undistributed (distributions in excess of) net investment
 income ...................................................         (78)         (1)          (297)         (8,167)
Accumulated undistributed net realized gains (losses) from
 investments and futures transactions .....................     (37,060)        299           (488)         (5,690)
Net unrealized appreciation (depreciation) from investments
 and futures ..............................................   1,328,250       4,185        (22,321)        156,248
                                                             ----------     -------       --------      ----------
Net Assets ................................................  $3,309,266     $36,511       $ 49,434      $  801,096
                                                             ==========     =======       ========      ==========
NET ASSETS:
 Class I ..................................................  $1,789,013     $29,635       $  4,450      $  715,103
 Class A ..................................................     765,966       2,751         36,101          51,154
 Class B ..................................................     623,733       3,740          7,926          22,984
 Class C ..................................................     130,554         385            957          11,855
                                                             ----------     -------       --------      ----------
Total .....................................................  $3,309,266     $36,511       $ 49,434      $  801,096
                                                             ==========     =======       ========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ..................................................      59,324       3,424            665          38,820
 Class A ..................................................      25,406         318          5,406           2,772
 Class B ..................................................      20,776         429          1,191           1,303
 Class C ..................................................       4,342          45            144             649
                                                             ----------     -------       --------      ----------
Total .....................................................     109,848       4,216          7,406          43,544
                                                             ==========     =======       ========      ==========
Net Asset Value
 Class I -- Offering and redemption price per share .......  $    30.16     $  8.65       $   6.69      $    18.42
                                                             ==========     =======       ========      ==========
 Class A -- Redemption price per share ....................  $    30.15     $  8.65       $   6.68      $    18.46
                                                             ==========     =======       ========      ==========
   Maximum sales charge ...................................        5.25%       5.25%          5.25%           5.25%
                                                             ==========     =======       ========      ==========
   Maximum offering price per share (100%/(100% - maximum
     sales charge) of net asset value adjusted to the
     nearest cent) ........................................  $    31.82     $  9.13       $   7.05      $    19.48
                                                             ==========     =======       ========      ==========
 Class B -- Offering price per share (a) ..................  $    30.02     $  8.73       $   6.65      $    17.64
                                                             ==========     =======       ========      ==========
 Class C -- Offering price per share (a) ..................  $    30.07     $  8.52       $   6.66      $    18.27
                                                             ==========     =======       ========      ==========

                                                              DIVERSIFIED
                                                             INTERNATIONAL
                                                                 FUND
                                                             -------------
ASSETS:
Investments, at cost ......................................    $823,443
Unrealized appreciation (depreciation) from investments ...     130,791
                                                               --------
Investments, at value .....................................     954,234
Cash ......................................................          --
Foreign currency, at value (cost $0; $0; $0; $0; $14,762) .      15,375
Interest and dividends receivable .........................       2,106
Receivable for capital shares issued ......................          14
Receivable from brokers for investments sold ..............       1,065
Tax reclaim receivable ....................................         488
Deferred offering costs ...................................          --
Prepaid expenses and other assets .........................          18
                                                               --------
Total Assets ..............................................     973,300
                                                               --------
LIABILITIES:
Foreign currency overdraft, at value (cost $0; $0; $0;
 $372; $0) ................................................          --
Dividends payable .........................................       4,974
Payable to brokers for investments purchased ..............         976
Payable for capital shares redeemed .......................          75
Payable for forward foreign currency contracts ............          --
Net payable for variation margin on futures contracts .....         591
Payable for return of collateral received for securities on
 loan .....................................................     113,319
Accrued expenses and other payables:
 Investment advisory fees .................................         563
 Administration fees ......................................         116
 Distribution fees ........................................          12
 Other ....................................................         721
                                                               --------
Total Liabilities .........................................     121,347
                                                               --------
NET ASSETS:
Capital ...................................................     729,429
Undistributed (distributions in excess of) net investment
 income ...................................................      (2,086)
Accumulated undistributed net realized gains (losses) from
 investments and futures transactions .....................      (3,626)
Net unrealized appreciation (depreciation) from investments
 and futures ..............................................     128,236
                                                               --------
Net Assets ................................................    $851,953
                                                               ========
NET ASSETS:
 Class I ..................................................    $819,396
 Class A ..................................................      25,480
 Class B ..................................................       6,352
 Class C ..................................................         725
                                                               --------
Total .....................................................    $851,953
                                                               ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I ..................................................      54,907
 Class A ..................................................       1,710
 Class B ..................................................         461
 Class C ..................................................          53
                                                               --------
Total .....................................................      57,131
                                                               ========
Net Asset Value
 Class I -- Offering and redemption price per share .......    $  14.92
                                                               ========
 Class A -- Redemption price per share ....................    $  14.90
                                                               ========
   Maximum sales charge ...................................        5.25%
                                                               ========
   Maximum offering price per share (100%/(100% - maximum
     sales charge) of net asset value adjusted to the
     nearest cent) ........................................    $  15.73
                                                               ========
 Class B -- Offering price per share (a) ..................    $  13.78
                                                               ========
 Class C -- Offering price per share (a) ..................    $  13.75
                                                               ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                 SMALL CAP    SMALL CAP     MID CAP     MID CAP     DIVERSIFIED
                                                  GROWTH        VALUE       GROWTH       VALUE        MID CAP
                                                   FUND         FUND         FUND         FUND         FUND
                                                 ---------    ---------    ---------    --------    -----------
INVESTMENT INCOME:
Dividend income ...............................  $    599      $ 2,753     $   3,805    $ 10,709     $  5,760
Interest income ...............................       210            1             8          87          158
Income from securities lending ................        80           21           378          95          129
                                                 --------      -------     ---------    --------     --------
Total Income ..................................       889        2,775         4,191      10,891        6,047
                                                 --------      -------     ---------    --------     --------
EXPENSES:
Investment advisory fees ......................     1,294          807         8,838       4,368        4,109
Administration fees ...........................       282          176         1,992         952          896
Distribution fees (Class A) ...................       124           28           667         166          368
Distribution fees (Class B) ...................       145           14         1,811         186           39
Distribution fees (Class C) ...................         5           --(a)        359           2            2
Custodian fees ................................        29           12            54          42           25
Interest expense ..............................        --           --            --           1           --
Legal and audit fees ..........................         4            3            11           8            7
Trustees' fees and expenses ...................         3            2            16          10            8
Transfer agent fees ...........................       149           45         1,193         330          287
Registration and filing fees ..................        29           14            80          24           18
Printing and mailing costs ....................        13            8            91          55           42
Other .........................................         6            6            22          14           13
                                                 --------      -------     ---------    --------     --------
Total expenses before waivers .................     2,083        1,115        15,134       6,158        5,814
Less waivers ..................................       (35)         (60)         (190)       (185)        (536)
                                                 --------      -------     ---------    --------     --------
Net Expenses ..................................     2,048        1,055        14,944       5,973        5,278
                                                 --------      -------     ---------    --------     --------
Net Investment Income (Loss) ..................    (1,159)       1,720       (10,753)      4,918          769
                                                 --------      -------     ---------    --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS AND FUTURES
  TRANSACTIONS:
Net realized gains (losses) from investments,
  options and futures transactions ............     9,914        7,460        21,682      61,393      101,814
Net change in unrealized appreciation
  (depreciation) from investments, options and
  futures .....................................   (29,410)      37,534      (204,541)    179,552      (20,460)
                                                 --------      -------     ---------    --------     --------
Net realized/unrealized gains (losses) on
  investments, options and futures
  transactions ................................   (19,496)      44,994      (182,859)    240,945       81,354
                                                 --------      -------     ---------    --------     --------
Change in net assets resulting from
  operations ..................................  $(20,655)     $46,714     $(193,612)   $245,863     $ 82,123
                                                 ========      =======     =========    ========     ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                  LARGE CAP     LARGE CAP    EQUITY     DIVERSIFIED
                                                   GROWTH         VALUE      INCOME       EQUITY       BALANCED
                                                    FUND          FUND        FUND         FUND          FUND
                                                 -----------    ---------    -------    -----------    --------
INVESTMENT INCOME:
Dividend income ...............................  $    11,537    $ 13,736     $ 9,223     $  13,064     $  2,098
Interest income ...............................            1          --         132            --        7,203
Income from securities lending ................          620         174          69           191           62
                                                 -----------    --------     -------     ---------     --------
Total Income ..................................       12,158      13,910       9,424        13,255        9,363
                                                 -----------    --------     -------     ---------     --------
EXPENSES:
Investment advisory fees ......................       15,323       6,085       2,911         8,143        1,757
Administration fees ...........................        3,601       1,332         634         1,820          436
Distribution fees (Class A) ...................        1,085          90         181           506          243
Distribution fees (Class B) ...................        4,603         139         709           272        1,511
Distribution fees (Class C) ...................          276          14           7            91            5
Custodian fees ................................           76          35          18            34           22
Interest expense ..............................           --           5          --            --           --
Legal and audit fees ..........................           17           7           5            10            4
Trustees' fees and expenses ...................           26          10           6            13            4
Transfer agent fees ...........................        2,162         274         301           603          412
Registration and filing fees ..................           94          86          20            20           28
Printing and mailing costs ....................          144          57          28            76           20
Other .........................................           36          16          10            20           20
                                                 -----------    --------     -------     ---------     --------
Total expenses before waivers .................       27,443       8,150       4,830        11,608        4,462
Less waivers ..................................         (836)        (25)       (130)         (145)        (367)
                                                 -----------    --------     -------     ---------     --------
Net Expenses ..................................       26,607       8,125       4,700        11,463        4,095
                                                 -----------    --------     -------     ---------     --------
Net Investment Income (Loss) ..................      (14,449)      5,785       4,724         1,792        5,268
                                                 -----------    --------     -------     ---------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES TRANSACTIONS:
Net realized gains (losses) from investments
  and futures transactions ....................      (74,236)     23,997      45,642         5,744        6,552
Net change in unrealized appreciation
  (depreciation) from investments and
  futures .....................................   (1,064,254)    130,897      21,215      (144,947)     (19,444)
                                                 -----------    --------     -------     ---------     --------
Net realized/unrealized gains (losses) on
  investments and futures transactions ........   (1,138,490)    154,894      66,857      (139,203)     (12,892)
                                                 -----------    --------     -------     ---------     --------
Change in net assets resulting from
  operations ..................................  $(1,152,939)   $160,679     $71,581     $(137,411)    $ (7,624)
                                                 ===========    ========     =======     =========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                           EQUITY       MARKET                  INTERNATIONAL    DIVERSIFIED
                                                            INDEX     EXPANSION    TECHNOLOGY      EQUITY       INTERNATIONAL
                                                            FUND      INDEX FUND    FUND (A)     INDEX FUND         FUND
                                                          ---------   ----------   ----------   -------------   -------------
INVESTMENT INCOME:
Dividend income ........................................  $  20,727     $  191      $     72      $   5,492       $   5,128
Interest income ........................................        809         35             6            100           1,354
Foreign tax withholding ................................         --         --            --           (423)           (443)
Income from securities lending .........................        293          4             2            378             375
                                                          ---------     ------      --------      ---------       ---------
Total Income ...........................................     21,829        230            80          5,547           6,414
                                                          ---------     ------      --------      ---------       ---------
EXPENSES:
Investment advisory fees ...............................      5,422         62           229          2,325           3,437
Administration fees ....................................      2,914         28            37            703             693
Distribution fees (Class A) ............................      1,512          4            68            102              52
Distribution fees (Class B) ............................      3,406         16            28            128              34
Distribution fees (Class C) ............................        692          1             4             57               4
Custodian fees .........................................         85         12             7            214             249
Interest expense .......................................         15         --            --             --              --
Legal and audit fees ...................................         14          3             3              5               6
Trustees' fees and expenses ............................         21          1             1              6               6
Transfer agent fees ....................................      1,571          8            72            205             106
Registration and filing fees ...........................         66         15            26             23              28
Printing and mailing costs .............................        121          2             1             30              32
Offering costs .........................................         --         --             2             --              --
Other ..................................................         35         20             2             78              40
                                                          ---------     ------      --------      ---------       ---------
Total expenses before waivers ..........................     15,874        172           480          3,876           4,687
Less waivers ...........................................     (4,356)       (51)         (103)           (29)           (101)
                                                          ---------     ------      --------      ---------       ---------
Net Expenses ...........................................     11,518        121           377          3,847           4,586
                                                          ---------     ------      --------      ---------       ---------
Net Investment Income (Loss) ...........................     10,311        109          (297)         1,700           1,828
                                                          ---------     ------      --------      ---------       ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES TRANSACTIONS:
Net realized gains (losses) from investments and futures
  transactions .........................................     (4,435)       920          (488)           741          (2,780)
Net change in unrealized appreciation (depreciation)
  from investments and futures .........................   (331,419)     1,077       (22,321)      (128,140)       (138,437)
                                                          ---------     ------      --------      ---------       ---------
Net realized/unrealized gains (losses) on investments
  and futures transactions .............................   (335,854)     1,997       (22,809)      (127,399)       (141,217)
                                                          ---------     ------      --------      ---------       ---------
Change in net assets resulting from operations .........  $(325,543)    $2,106      $(23,106)     $(125,699)      $(139,389)
                                                          =========     ======      ========      =========       =========

------------
(a) Period from commencement of operations on July 28, 2000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                         SMALL CAP                 SMALL CAP                   MID CAP
                                                        GROWTH FUND               VALUE FUND                 GROWTH FUND
                                                  -----------------------   -----------------------   -------------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                                      2000         2000         2000         2000         2000          2000
                                                  ------------   --------   ------------   --------   ------------   ----------
                                                  (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ...............    $ (1,159)    $   (855)    $  1,720     $  1,696    $  (10,753)   $   (9,961)
    Net realized gains (losses) from
      investments, options and futures
      transactions .............................       9,914       34,873        7,460        7,666        21,682       444,613
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................     (29,410)      34,460       37,534      (22,000)     (204,541)      130,606
                                                    --------     --------     --------     --------    ----------    ----------
Change in net assets resulting from
  operations ...................................     (20,655)      68,478       46,714      (12,638)     (193,612)      565,258
                                                    --------     --------     --------     --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................          --           --       (1,617)      (1,525)           --            --
    From net realized gains ....................     (28,227)     (11,329)          --           --      (235,730)     (185,165)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................          --           --         (111)        (154)           --            --
    From net realized gains ....................      (7,977)      (3,893)          --           --       (53,128)      (29,286)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................          --           --          (11)         (11)           --            --
    From net realized gains ....................      (3,453)      (1,301)          --           --       (53,386)      (27,542)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................          --           --           --(a)        (1)           --            --
    From net realized gains ....................        (109)         (16)          --           --        (9,987)       (4,995)
                                                    --------     --------     --------     --------    ----------    ----------
Change in net assets from shareholder
  distributions ................................     (39,766)     (16,539)      (1,739)      (1,691)     (352,231)     (246,988)
                                                    --------     --------     --------     --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      51,391      138,696        7,909      (65,085)      477,046       542,616
                                                    --------     --------     --------     --------    ----------    ----------
Change in net assets ...........................      (9,030)     190,635       52,884      (79,414)      (68,797)      860,886
NET ASSETS:
    Beginning of period ........................     354,097      163,462      197,229      276,643     2,349,259     1,488,373
                                                    --------     --------     --------     --------    ----------    ----------
    End of period ..............................    $345,067     $354,097     $250,113     $197,229    $2,280,462    $2,349,259
                                                    ========     ========     ========     ========    ==========    ==========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                           MID CAP                   DIVERSIFIED           LARGE CAP
                                                         VALUE FUND                 MID CAP FUND          GROWTH FUND
                                                  -------------------------   -------------------------   ------------
                                                   SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                      2000          2000          2000          2000          2000
                                                  ------------   ----------   ------------   ----------   ------------
                                                  (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ...............   $    4,918    $    9,294    $      769    $    2,050   $   (14,449)
    Net realized gains (losses) from
      investments, options and futures
      transactions .............................       61,393        65,409       101,814       274,400       (74,236)
    Net change in unrealized appreciation
      (depreciation) from investments, options
      and futures ..............................      179,552       (84,105)      (20,460)     (139,967)   (1,064,254)
                                                   ----------    ----------    ----------    ----------   -----------
Change in net assets resulting from
  operations ...................................      245,863        (9,402)       82,123       136,483    (1,152,939)
                                                   ----------    ----------    ----------    ----------   -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................       (4,598)       (8,632)         (768)       (1,841)           --
    From net realized gains ....................      (48,965)      (87,055)     (179,075)     (126,977)     (104,822)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................         (296)         (652)           --          (218)           --
    From net realized gains ....................       (4,438)       (9,254)      (44,969)      (31,194)      (22,024)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................           --           (19)           --            (9)           --
    From net realized gains ....................       (1,707)       (3,405)       (3,662)       (1,750)      (34,243)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................           --(a)         --(a)          --           --(a)          --
    From net realized gains ....................          (11)           (3)          (91)          (25)       (2,022)
                                                   ----------    ----------    ----------    ----------   -----------
Change in net assets from shareholder
  distributions ................................      (60,015)     (109,020)     (228,565)     (162,014)     (163,111)
                                                   ----------    ----------    ----------    ----------   -----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................        6,796       (17,191)      197,117      (152,892)      169,555
                                                   ----------    ----------    ----------    ----------   -----------
Change in net assets ...........................      192,644      (135,613)       50,675      (178,423)   (1,146,495)
NET ASSETS:
    Beginning of period ........................    1,086,034     1,221,647     1,057,462     1,235,885     4,814,453
                                                   ----------    ----------    ----------    ----------   -----------
    End of period ..............................   $1,278,678    $1,086,034    $1,108,137    $1,057,462   $ 3,667,958
                                                   ==========    ==========    ==========    ==========   ===========

                                                   LARGE CAP
                                                  GROWTH FUND
                                                  ------------
                                                      YEAR
                                                     ENDED
                                                    JUNE 30,
                                                      2000
                                                  ------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ...............  $    (15,098)
    Net realized gains (losses) from
      investments, options and futures
      transactions .............................       283,146
    Net change in unrealized appreciation
      (depreciation) from investments, options
      and futures ..............................       359,063
                                                  ------------
Change in net assets resulting from
  operations ...................................       627,111
                                                  ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................            --
    From net realized gains ....................      (372,992)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................            --
    From net realized gains ....................       (63,960)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................            --
    From net realized gains ....................       (89,603)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................            --
    From net realized gains ....................        (3,011)
                                                  ------------
Change in net assets from shareholder
  distributions ................................      (529,566)
                                                  ------------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................       590,743
                                                  ------------
Change in net assets ...........................       688,288
NET ASSETS:
    Beginning of period ........................     4,126,165
                                                  ------------
    End of period ..............................  $  4,814,453
                                                  ============

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                          LARGE CAP                    EQUITY                    DIVERSIFIED
                                                         VALUE FUND                  INCOME FUND                 EQUITY FUND
                                                  -------------------------   -------------------------   -------------------------
                                                   SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                      2000          2000          2000          2000          2000          2000
                                                  ------------   ----------   ------------   ----------   ------------   ----------
                                                  (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ...............   $    5,785    $   10,040     $  4,724     $   13,905    $    1,792    $    3,200
    Net realized gains (losses) from investments
      and futures transactions .................       23,997        55,328       45,642         99,367         5,744        41,966
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................      130,897      (131,899)      21,215       (231,975)     (144,947)       66,723
                                                   ----------    ----------     --------     ----------    ----------    ----------
Change in net assets resulting from
  operations ...................................      160,679       (66,531)      71,581       (118,703)     (137,411)      111,889
                                                   ----------    ----------     --------     ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................       (5,768)       (9,815)      (3,788)       (11,689)       (1,728)       (3,132)
    From net realized gains ....................      (37,195)      (97,087)     (62,772)       (35,889)      (30,214)     (111,989)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................         (129)         (225)        (612)        (1,417)          (40)         (122)
    From net realized gains ....................       (1,176)       (3,992)     (12,075)        (5,172)       (4,804)      (18,508)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................           --           (10)        (386)          (942)           --            --
    From net realized gains ....................         (657)       (2,380)     (16,449)        (7,511)         (896)       (3,116)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................           --            (1)          (4)            (5)           --            --
    From net realized gains ....................          (67)          (92)        (155)           (35)         (279)         (821)
                                                   ----------    ----------     --------     ----------    ----------    ----------
Change in net assets from shareholder
  distributions ................................      (44,992)     (113,602)     (96,241)       (62,660)      (37,961)     (137,688)
                                                   ----------    ----------     --------     ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................       35,951       579,174      (67,132)      (440,845)       13,353      (198,586)
                                                   ----------    ----------     --------     ----------    ----------    ----------
Change in net assets ...........................      151,638       399,041      (91,792)      (622,208)     (162,019)     (224,385)
NET ASSETS:
    Beginning of period ........................    1,548,187     1,149,146      831,067      1,453,275     2,266,353     2,490,738
                                                   ----------    ----------     --------     ----------    ----------    ----------
    End of period ..............................   $1,699,825    $1,548,187     $739,275     $  831,067    $2,104,334    $2,266,353
                                                   ==========    ==========     ========     ==========    ==========    ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                         BALANCED                    EQUITY                MARKET EXPANSION
                                                           FUND                    INDEX FUND                 INDEX FUND
                                                  -----------------------   -------------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED         ENDED         ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000         2000          2000          2000         2000
                                                  ------------   --------   ------------   ----------   ------------   --------
                                                  (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ...............    $  5,268     $ 13,303    $   10,311    $   23,430     $   109      $   191
    Net realized gains (losses) from investments
      and futures transactions .................       6,552       (9,384)       (4,435)      (10,227)        920        4,703
    Capital contributions from Investment
      Advisor ..................................          --           --            --            --          --           67
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures ..................................     (19,444)      25,774      (331,419)      214,455       1,077       (1,695)
                                                    --------     --------    ----------    ----------     -------      -------
Change in net assets resulting from
  operations ...................................      (7,624)      29,693      (325,543)      227,658       2,106        3,266
                                                    --------     --------    ----------    ----------     -------      -------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (1,259)      (5,409)       (7,924)      (17,724)       (104)        (185)
    From net realized gains ....................          --       (7,817)           --       (26,072)     (2,937)      (5,801)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (1,638)      (2,990)       (2,431)       (5,572)         (6)          (7)
    From net realized gains ....................          --       (4,313)           --       (11,145)       (238)        (247)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................      (2,422)      (4,931)           --          (247)         --           --
    From net realized gains ....................          --      (10,307)           --        (8,356)       (304)        (298)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................          (9)          (1)           --           (46)         --(a)        --(a)
    From net realized gains ....................          --           --            --        (1,322)        (25)         (24)
                                                    --------     --------    ----------    ----------     -------      -------
Change in net assets from shareholder
  distributions ................................      (5,328)     (35,768)      (10,355)      (70,484)     (3,614)      (6,562)
                                                    --------     --------    ----------    ----------     -------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................     (37,551)      31,739       (70,442)      376,341       4,579        7,261
                                                    --------     --------    ----------    ----------     -------      -------
Change in net assets ...........................     (50,503)      25,664      (406,340)      533,515       3,071        3,965
NET ASSETS:
    Beginning of period ........................     573,981      548,317     3,715,606     3,182,091      33,440       29,475
                                                    --------     --------    ----------    ----------     -------      -------
    End of period ..............................    $523,478     $573,981    $3,309,266    $3,715,606     $36,511      $33,440
                                                    ========     ========    ==========    ==========     =======      =======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                        TECHNOLOGY     INTERNATIONAL EQUITY           DIVERSIFIED
                                                           FUND             INDEX FUND            INTERNATIONAL FUND
                                                       ------------   -----------------------   -----------------------
                                                         JULY 28,      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         2000 TO         ENDED        ENDED        ENDED        ENDED
                                                       DECEMBER 31,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                         2000 (a)         2000         2000         2000         2000
                                                       ------------   ------------   --------   ------------   --------
                                                       (UNAUDITED)    (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ....................    $   (297)     $   1,700     $  5,254    $   1,828     $  4,562
    Net realized gains (losses) from investments and
      futures transactions ..........................        (488)           741        5,148       (2,780)      38,130
    Net change in unrealized appreciation
      (depreciation) from investments and futures ...     (22,321)      (128,140)     125,302     (138,437)      84,198
                                                         --------      ---------     --------    ---------     --------
Change in net assets resulting from operations ......     (23,106)      (125,699)     135,704     (139,389)     126,890
                                                         --------      ---------     --------    ---------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ......................          --         (7,372)      (1,786)      (4,904)      (5,869)
    From net realized gains .........................          --         (1,798)     (10,208)     (14,786)      (6,907)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ......................          --           (360)         (12)         (69)        (248)
    From net realized gains .........................          --           (127)        (721)        (600)        (344)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income ......................          --             --           --           --          (19)
    From net realized gains .........................          --            (62)        (312)        (137)         (39)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income ......................          --            (18)          --           --           (1)
    From net realized gains .........................          --            (29)         (92)         (15)          (1)
                                                         --------      ---------     --------    ---------     --------
Change in net assets from shareholder
  distributions .....................................          --         (9,766)     (13,131)     (20,511)     (13,428)
                                                         --------      ---------     --------    ---------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions ......      72,540         32,488       47,079      116,492      145,206
                                                         --------      ---------     --------    ---------     --------
Change in net assets ................................      49,434       (102,977)     169,652      (43,408)     258,668
NET ASSETS:
    Beginning of period .............................          --        904,073      734,421      895,361      636,693
                                                         --------      ---------     --------    ---------     --------
    End of period ...................................    $ 49,434      $ 801,096     $904,073    $ 851,953     $895,361
                                                         ========      =========     ========    =========     ========

------------
(a) Period from commencement of operations.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                         SMALL CAP                 SMALL CAP                   MID CAP
                                                        GROWTH FUND                VALUE FUND                GROWTH FUND
                                                  -----------------------   ------------------------   ------------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000         2000         2000          2000         2000
                                                  ------------   --------   ------------   ---------   ------------   ---------
                                                  (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $ 37,896     $132,429     $ 21,321     $  57,233    $ 162,658     $ 467,762
 Dividends reinvested ..........................      23,418        9,927          324            19      197,181       150,445
 Cost of shares redeemed .......................     (29,905)     (56,969)     (14,677)     (110,725)    (138,561)     (396,326)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in net assets from Class I capital
   transactions ................................    $ 31,409     $ 85,387     $  6,968     $ (53,473)   $ 221,278     $ 221,881
                                                    ========     ========     ========     =========    =========     =========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 15,416     $ 80,861     $  3,960     $  10,507    $ 119,487     $ 270,258
 Dividends reinvested ..........................       7,867        3,733           77            57       51,713        28,705
 Cost of shares redeemed .......................     (11,345)     (45,934)      (3,532)      (21,592)     (61,128)     (154,501)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in net assets from Class A capital
   transactions ................................    $ 11,938     $ 38,660     $    505     $ (11,028)   $ 110,072     $ 144,462
                                                    ========     ========     ========     =========    =========     =========
CLASS B SHARES:
 Proceeds from shares issued ...................    $  6,616     $ 16,936     $    733     $     689    $  91,716     $ 133,956
 Dividends reinvested ..........................       3,419        1,287            8             7       52,673        27,288
 Cost of shares redeemed .......................      (2,546)      (4,209)        (352)       (1,309)     (18,884)      (25,356)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in net assets from Class B capital
   transactions ................................    $  7,489     $ 14,014     $    389     $    (613)   $ 125,505     $ 135,888
                                                    ========     ========     ========     =========    =========     =========
CLASS C SHARES:
 Proceeds from shares issued ...................    $    601     $    776     $     83     $      41    $  20,517     $  44,971
 Dividends reinvested ..........................         109           16           --            --(a)     9,909         4,995
 Cost of shares redeemed .......................        (155)        (157)         (36)          (12)     (10,235)       (9,581)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in net assets from Class C capital
   transactions ................................    $    555     $    635     $     47     $      29    $  20,191     $  40,385
                                                    ========     ========     ========     =========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       3,230       11,224        1,417         4,274        6,073        17,226
 Reinvested ....................................       2,093          938           22             1        7,368         6,032
 Redeemed ......................................      (2,565)      (4,948)        (983)       (8,487)      (5,182)      (14,614)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in Class I Shares ......................       2,758        7,214          456        (4,212)       8,259         8,644
                                                    ========     ========     ========     =========    =========     =========
CLASS A SHARES:
 Issued ........................................       1,308        7,299          267           837        4,505        10,086
 Reinvested ....................................         709          353            6             4        1,972         1,169
 Redeemed ......................................        (949)      (4,167)        (241)       (1,646)      (2,320)       (5,879)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in Class A Shares ......................       1,068        3,485           32          (805)       4,157         5,376
                                                    ========     ========     ========     =========    =========     =========
CLASS B SHARES:
 Issued ........................................         588        1,501           50            55        3,735         5,255
 Reinvested ....................................         324          127            1             1        2,190         1,190
 Redeemed ......................................        (224)        (378)         (25)         (105)        (782)       (1,025)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in Class B Shares ......................         688        1,250           26           (49)       5,143         5,420
                                                    ========     ========     ========     =========    =========     =========
CLASS C SHARES:
 Issued ........................................          52           61            6             4          776         1,702
 Reinvested ....................................          10            2           --            --(a)       380           203
 Redeemed ......................................         (13)         (14)          (3)           (1)        (393)         (353)
                                                    --------     --------     --------     ---------    ---------     ---------
 Change in Class C Shares ......................          49           49            3             3          763         1,552
                                                    ========     ========     ========     =========    =========     =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                          MID CAP                  DIVERSIFIED                 LARGE CAP
                                                         VALUE FUND                MID CAP FUND               GROWTH FUND
                                                  ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS       YEAR      SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                                     ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000          2000         2000          2000         2000
                                                  ------------   ---------   ------------   ---------   ------------   ---------
                                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $ 84,423     $ 222,776     $100,655     $ 150,588     $ 226,160    $ 243,433
 Dividends reinvested ..........................       8,728        74,702      164,968       115,173        86,389      303,483
 Cost of shares redeemed .......................     (87,602)     (288,581)     (77,084)     (398,964)     (222,129)    (550,840)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in net assets from Class I capital
   transactions ................................    $  5,549     $   8,897     $188,539     $(133,203)    $  90,420    $  (3,924)
                                                    ========     =========     ========     =========     =========    =========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 28,897     $  45,932     $ 29,265     $  63,499     $  94,793    $ 344,143
 Dividends reinvested ..........................       4,406         9,226       42,550        30,001        20,304       60,611
 Cost of shares redeemed .......................     (34,907)      (77,794)     (69,157)     (114,810)      (90,228)    (204,799)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in net assets from Class A capital
   transactions ................................    $ (1,604)    $ (22,636)    $  2,658     $ (21,310)    $  24,869    $ 199,955
                                                    ========     =========     ========     =========     =========    =========
CLASS B SHARES:
 Proceeds from shares issued ...................    $  4,025     $   4,783     $  2,217     $   1,323     $  79,802    $ 361,869
 Dividends reinvested ..........................       1,665         3,346        3,595         1,731        33,896       88,834
 Cost of shares redeemed .......................      (3,258)      (11,711)        (590)       (1,537)      (65,896)    (102,594)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in net assets from Class B capital
   transactions ................................    $  2,432     $  (3,582)    $  5,222     $   1,517     $  47,802    $ 348,109
                                                    ========     =========     ========     =========     =========    =========
CLASS C SHARES:
 Proceeds from shares issued ...................    $    423     $     189     $    653     $      98     $  13,858    $  49,119
 Dividends reinvested ..........................          11             3           75            26         2,005        2,993
 Cost of shares redeemed .......................         (15)          (62)         (30)          (20)       (9,399)      (5,509)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in net assets from Class C capital
   transactions ................................    $    419     $     130     $    698     $     104     $   6,464    $  46,603
                                                    ========     =========     ========     =========     =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       5,898        16,175        5,095         7,371        10,028        9,415
 Reinvested ....................................         614         5,827        8,632         6,107         3,377       11,818
 Redeemed ......................................      (6,150)      (21,419)      (3,883)      (19,733)       (9,419)     (21,095)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in Class I Shares ......................         362           583        9,844        (6,255)        3,986          138
                                                    ========     =========     ========     =========     =========    =========
CLASS A SHARES:
 Issued ........................................       2,002         3,421        1,473         3,072         3,789       12,860
 Reinvested ....................................         310           715        2,248         1,602           772        2,292
 Redeemed ......................................      (2,433)       (5,757)      (3,457)       (5,596)       (3,640)      (7,658)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in Class A Shares ......................        (121)       (1,621)         264          (922)          921        7,494
                                                    ========     =========     ========     =========     =========    =========
CLASS B SHARES:
 Issued ........................................         282           354          111(b)         41(b)      3,343       14,092
 Reinvested ....................................         119           263          191(b)         61(b)      1,355        3,510
 Redeemed ......................................        (230)         (884)         (29)(b)       (46)(b)    (2,820)      (3,998)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in Class B Shares ......................         171          (267)         273            56         1,878       13,604
                                                    ========     =========     ========     =========     =========    =========
CLASS C SHARES:
 Issued ........................................          28            14           36(b)          3(b)        582        1,923
 Reinvested ....................................           1            --(a)         4(b)          1(b)         81          119
 Redeemed ......................................          (1)           (4)          (3)(b)        (1)(b)      (416)        (217)
                                                    --------     ---------     --------     ---------     ---------    ---------
 Change in Class C Shares ......................          28            10           37             3           247        1,825
                                                    ========     =========     ========     =========     =========    =========

------------

(a) Amount is less than 1,000.

(b) Class B and Class C shares have been adjusted to reflect the 4 for 1 reverse stock split that occurred on November 17, 2000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                         LARGE CAP                    EQUITY                  DIVERSIFIED
                                                         VALUE FUND                INCOME FUND                EQUITY FUND
                                                  ------------------------   ------------------------   ------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                     ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000          2000         2000          2000         2000
                                                  ------------   ---------   ------------   ---------   ------------   ---------
                                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 103,072     $ 602,822    $   2,876     $  21,930    $ 145,439     $ 228,940
 Dividends reinvested ..........................      31,771        82,659       48,545        28,484       25,993        96,455
 Cost of shares redeemed .......................    (107,851)     (136,868)    (128,047)     (450,236)    (142,432)     (498,703)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in net assets from Class I capital
   transactions ................................   $  26,992     $ 548,613    $ (76,626)    $(399,822)   $  29,000     $(173,308)
                                                   =========     =========    =========     =========    =========     =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  14,751     $  61,271    $   8,815     $  32,441    $  34,073     $  81,257
 Dividends reinvested ..........................       1,194         3,689       11,489         6,156        4,532        17,677
 Cost of shares redeemed .......................      (8,950)      (42,003)     (14,459)      (52,756)     (57,082)     (136,966)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in net assets from Class A capital
   transactions ................................   $   6,995     $  22,957    $   5,845     $ (14,159)   $ (18,477)    $ (38,032)
                                                   =========     =========    =========     =========    =========     =========
CLASS B SHARES:
 Proceeds from shares issued ...................   $   3,496     $  11,834    $   3,910     $  19,281    $   3,479     $  11,587
 Dividends reinvested ..........................         643         2,381       16,439         8,311          883         3,086
 Cost of shares redeemed .......................      (2,568)       (9,150)     (16,977)      (55,117)      (4,576)      (10,563)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in net assets from Class B capital
   transactions ................................   $   1,571     $   5,065    $   3,372     $ (27,525)   $    (214)    $   4,110
                                                   =========     =========    =========     =========    =========     =========
CLASS C SHARES:
 Proceeds from shares issued ...................   $     891     $   3,132    $     242     $     869    $   4,954     $  11,100
 Dividends reinvested ..........................          57            86          151            41          277           820
 Cost of shares redeemed .......................        (555)         (679)        (116)         (249)      (2,187)       (3,276)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in net assets from Class C capital
   transactions ................................   $     393     $   2,539    $     277     $     661    $   3,044     $   8,644
                                                   =========     =========    =========     =========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       6,361        37,905          138           961        9,855        15,733
 Reinvested ....................................       1,964         5,150        2,374         1,261        1,700         6,675
 Redeemed ......................................      (6,632)       (8,480)      (6,083)      (20,427)      (9,649)      (34,051)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in Class I Shares ......................       1,693        34,575       (3,571)      (18,205)       1,906       (11,643)
                                                   =========     =========    =========     =========    =========     =========
CLASS A SHARES:
 Issued ........................................         900         3,738          421         1,482        2,304         5,563
 Reinvested ....................................          73           228          564           275          297         1,226
 Redeemed ......................................        (548)       (2,632)        (689)       (2,446)      (3,872)       (9,378)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in Class A Shares ......................         425         1,334          296          (689)      (1,271)       (2,589)
                                                   =========     =========    =========     =========    =========     =========
CLASS B SHARES:
 Issued ........................................         214           706          188           859          241           803
 Reinvested ....................................          39           147          806           369           59           218
 Redeemed ......................................        (157)         (563)        (808)       (2,569)        (315)         (738)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in Class B Shares ......................          96           290          186        (1,341)         (15)          283
                                                   =========     =========    =========     =========    =========     =========
CLASS C SHARES:
 Issued ........................................          55           192           12            40          339           768
 Reinvested ....................................           3             5            7             2           18            57
 Redeemed ......................................         (34)          (41)          (5)          (12)        (152)         (226)
                                                   ---------     ---------    ---------     ---------    ---------     ---------
 Change in Class C Shares ......................          24           156           14            30          205           599
                                                   =========     =========    =========     =========    =========     =========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                          BALANCED                    EQUITY               MARKET EXPANSION
                                                            FUND                    INDEX FUND                INDEX FUND
                                                  ------------------------   ------------------------   -----------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                     ENDED         ENDED        ENDED         ENDED        ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000          2000         2000          2000         2000
                                                  ------------   ---------   ------------   ---------   ------------   --------
                                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $ 17,745     $  50,897    $ 218,401     $ 426,524     $ 7,183      $ 14,200
 Dividends reinvested ..........................         222         7,968        1,535        19,583       2,057         4,906
 Cost of shares redeemed .......................     (60,238)     (144,037)    (239,327)     (399,860)     (7,052)      (16,109)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in net assets from Class I capital
   transactions ................................    $(42,271)    $ (85,172)   $ (19,391)    $  46,247     $ 2,188      $  2,997
                                                    ========     =========    =========     =========     =======      ========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 18,130     $  84,269    $  92,258     $ 376,379     $   838      $  1,804
 Dividends reinvested ..........................       1,529         6,985        2,537        15,250         237           233
 Cost of shares redeemed .......................     (16,033)      (36,673)    (153,281)     (258,745)       (279)         (190)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in net assets from Class A capital
   transactions ................................    $  3,626     $  54,581    $ (58,486)    $ 132,884     $   796      $  1,847
                                                    ========     =========    =========     =========     =======      ========
CLASS B SHARES:
 Proceeds from shares issued ...................    $ 22,887     $ 101,497    $  41,296     $ 204,845     $ 1,227      $  2,161
 Dividends reinvested ..........................       2,321        14,981           --         8,521         298           298
 Cost of shares redeemed .......................     (24,792)      (54,914)     (44,866)      (84,817)       (142)         (213)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in net assets from Class B capital
   transactions ................................    $    416     $  61,564    $  (3,570)    $ 128,549     $ 1,383      $  2,246
                                                    ========     =========    =========     =========     =======      ========
CLASS C SHARES:
 Proceeds from shares issued ...................    $    856     $     768    $  23,824     $  84,267     $   612      $    191
 Dividends reinvested ..........................           8            --           --         1,263          16            23
 Cost of shares redeemed .......................        (186)           (2)     (12,819)      (16,869)       (416)          (43)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in net assets from Class C capital
   transactions ................................    $    678     $     766    $  11,005     $  68,661     $   212      $    171
                                                    ========     =========    =========     =========     =======      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       1,262         3,667        6,735        13,268         833         1,521
 Reinvested ....................................          16           581           47           597         237           592
 Redeemed ......................................      (4,268)      (10,480)      (7,300)      (12,409)       (810)       (1,664)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in Class I Shares ......................      (2,990)       (6,232)        (518)        1,456         260           449
                                                    ========     =========    =========     =========     =======      ========
CLASS A SHARES:
 Issued ........................................       1,286         6,116        2,847        11,744          96           193
 Reinvested ....................................         109           508           77           467          27            28
 Redeemed ......................................      (1,139)       (2,669)      (4,726)       (8,044)        (33)          (19)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in Class A Shares ......................         256         3,955       (1,802)        4,167          90           202
                                                    ========     =========    =========     =========     =======      ========
CLASS B SHARES:
 Issued ........................................       1,621         7,328        1,259         6,427         138           231
 Reinvested ....................................         165         1,086           --           261          34            36
 Redeemed ......................................      (1,759)       (3,983)      (1,386)       (2,646)        (16)          (23)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in Class B Shares ......................          27         4,431         (127)        4,042         156           244
                                                    ========     =========    =========     =========     =======      ========
CLASS C SHARES:
 Issued ........................................          61            54          728         2,639          71            20
 Reinvested ....................................           1            --           --            39           2             3
 Redeemed ......................................         (13)           --(a)      (400)         (523)        (48)           (4)
                                                    --------     ---------    ---------     ---------     -------      --------
 Change in Class C Shares ......................          49            54          328         2,155          25            19
                                                    ========     =========    =========     =========     =======      ========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                        TECHNOLOGY      INTERNATIONAL EQUITY           DIVERSIFIED
                                                           FUND              INDEX FUND            INTERNATIONAL FUND
                                                       ------------   ------------------------   -----------------------
                                                         JULY 28,      SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                         2000 TO         ENDED         ENDED        ENDED        ENDED
                                                       DECEMBER 31,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                         2000 (a)         2000         2000          2000         2000
                                                       ------------   ------------   ---------   ------------   --------
                                                       (UNAUDITED)    (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ........................    $ 5,387       $ 207,871     $ 181,110     $207,116     $225,613
 Dividends reinvested ...............................         --             216         8,219        2,107        6,000
 Cost of shares redeemed ............................       (114)       (168,161)     (159,922)     (88,378)     (84,705)
                                                         -------       ---------     ---------     --------     --------
 Change in net assets from Class I capital
   transactions .....................................    $ 5,273       $  39,926     $  29,407     $120,845     $146,908
                                                         =======       =========     =========     ========     ========
CLASS A SHARES:
 Proceeds from shares issued ........................    $56,344       $  77,678     $ 359,867     $ 48,859     $159,881
 Dividends reinvested ...............................         --             120           716          487          531
 Cost of shares redeemed ............................     (2,418)        (85,494)     (359,050)     (54,212)    (167,263)
                                                         -------       ---------     ---------     --------     --------
 Change in net assets from Class A capital
   transactions .....................................    $53,926       $  (7,696)    $   1,533     $ (4,866)    $ (6,851)
                                                         =======       =========     =========     ========     ========
CLASS B SHARES:
 Proceeds from shares issued ........................    $12,245       $   2,170     $  15,117     $  1,145     $  5,376
 Dividends reinvested ...............................         --              60           311          136           58
 Cost of shares redeemed ............................       (341)         (4,148)       (7,728)        (901)      (1,017)
                                                         -------       ---------     ---------     --------     --------
 Change in net assets from Class B capital
   transactions .....................................    $11,904       $  (1,918)    $   7,700     $    380     $  4,417
                                                         =======       =========     =========     ========     ========
CLASS C SHARES:
 Proceeds from shares issued ........................    $ 1,488       $   4,187     $   9,614     $    174     $    737
 Dividends reinvested ...............................         --              29            92            5            2
 Cost of shares redeemed ............................        (51)         (2,040)       (1,267)         (46)          (7)
                                                         -------       ---------     ---------     --------     --------
 Change in net assets from Class C capital
   transactions .....................................    $ 1,437       $   2,176     $   8,439     $    133     $    732
                                                         =======       =========     =========     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued .............................................        680          10,630         8,595       12,965       12,473
 Reinvested .........................................         --              12           394          123          339
 Redeemed ...........................................        (15)         (8,570)       (7,559)      (5,579)      (5,037)
                                                         -------       ---------     ---------     --------     --------
 Change in Class I Shares ...........................        665           2,072         1,430        7,509        7,775
                                                         =======       =========     =========     ========     ========
CLASS A SHARES:
 Issued .............................................      5,668           3,975        17,786        3,098        9,534
 Reinvested .........................................         --               7            34           29           29
 Redeemed ...........................................       (262)         (4,348)      (17,663)      (3,406)      (9,889)
                                                         -------       ---------     ---------     --------     --------
 Change in Class A Shares ...........................      5,406            (366)          157         (279)        (326)
                                                         =======       =========     =========     ========     ========
CLASS B SHARES:
 Issued .............................................      1,231             115           745           75          320
 Reinvested .........................................         --               3            16            9            3
 Redeemed ...........................................        (40)           (221)         (388)         (61)         (61)
                                                         -------       ---------     ---------     --------     --------
 Change in Class B Shares ...........................      1,191            (103)          373           23          262
                                                         =======       =========     =========     ========     ========
CLASS C SHARES:
 Issued .............................................        149             217           465           12           44
 Reinvested .........................................         --               2             4           --           --(b)
 Redeemed ...........................................         (5)           (105)          (60)          (3)          --(b)
                                                         -------       ---------     ---------     --------     --------
 Change in Class C Shares ...........................        144             114           409            9           44
                                                         =======       =========     =========     ========     ========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SMALL CAP GROWTH FUND
                                         --------------------------------------------------------------------
                                                                   CLASS I SHARES
                                         --------------------------------------------------------------------
                                          SIX MONTHS                                                MARCH 26,
                                            ENDED                  YEAR ENDED JUNE 30,               1996 TO
                                         DECEMBER 31,    ----------------------------------------   JUNE 30,
                                             2000          2000       1999       1998      1997     1996 (a)
                                         ------------    --------   --------   --------   -------   ---------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $  12.97      $  10.62   $  12.05   $  10.94   $ 10.75    $ 10.00
                                           --------      --------   --------   --------   -------    -------
Investment Activities:
  Net investment income (loss) ........       (0.03)        (0.03)        --         --     (0.02)        --
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (0.69)         3.26      (0.24)      2.44      1.31       0.78
                                           --------      --------   --------   --------   -------    -------
    Total from Investment Activities...       (0.72)         3.23      (0.24)      2.44      1.29       0.78
                                           --------      --------   --------   --------   -------    -------
Distributions:
  Net realized gains ..................       (1.39)        (0.88)     (1.19)     (1.33)    (1.10)     (0.03)
                                           --------      --------   --------   --------   -------    -------
NET ASSET VALUE, END OF PERIOD ........    $  10.86      $  12.97   $  10.62   $  12.05   $ 10.94    $ 10.75
                                           ========      ========   ========   ========   =======    =======
Total Return ..........................       (5.61)%(b)    32.26%     (0.72)%    23.58%    13.44%     13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $242,278      $253,626   $130,974   $114,951   $78,318    $83,371
  Ratio of expenses to average net
    assets ............................        1.03%(d)      1.05%      1.06%      1.06%     1.02%      0.96%(d)
  Ratio of net investment income to
    average net assets ................       (0.53)%(d)    (0.23)%     0.00%     (0.05)%   (0.16)%    (0.16)%(d)
  Ratio of expenses to average net
    assets* ...........................        1.03%(d)      1.06%      1.09%      1.09%     1.12%      1.05%(d)
  Portfolio turnover (e) ..............       94.25%       163.03%    127.83%     83.77%    92.01%     59.57%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from date reorganized as a fund of One Group Mutual Funds.

(b) Not annualized.

(c) Represents total return for Class A Shares from December 1, 1995, through March 25, 1996, plus total return for Class I Shares for the period from March 26, 1996, through June 30, 1996.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       SMALL CAP GROWTH FUND
                                         ----------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                         ----------------------------------------------------------------------------------
                                          SIX MONTHS                                            SEVEN MONTHS       YEAR
                                            ENDED                YEAR ENDED JUNE 30,               ENDED          ENDED
                                         DECEMBER 31,   -------------------------------------     JUNE 30,     NOVEMBER 30,
                                             2000        2000      1999      1998      1997       1996 (a)         1995
                                         ------------   -------   -------   -------   -------   ------------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $ 12.91      $ 10.61   $ 12.02   $ 10.94   $ 10.73     $ 11.50        $  9.36
                                           -------      -------   -------   -------   -------     -------        -------
Investment Activities:
  Net investment income (loss) ........      (0.04)       (0.01)    (0.02)    (0.03)    (0.04)      (0.07)         (0.04)
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (0.69)        3.19     (0.20)     2.44      1.35        1.40           2.35
                                           -------      -------   -------   -------   -------     -------        -------
    Total from Investment Activities...      (0.73)        3.18     (0.22)     2.41      1.31        1.33           2.31
                                           -------      -------   -------   -------   -------     -------        -------
Distributions:
  Net realized gains ..................      (1.39)       (0.88)    (1.19)    (1.33)    (1.10)      (2.10)         (0.17)
                                           -------      -------   -------   -------   -------     -------        -------
NET ASSET VALUE, END OF PERIOD ........    $ 10.79      $ 12.91   $ 10.61   $ 12.02   $ 10.94     $ 10.73        $ 11.50
                                           =======      =======   =======   =======   =======     =======        =======
Total Return (Excludes Sales Charge)...      (5.71)%(b)   31.79%    (0.53)%   23.28%    13.52%      12.85%(b)      25.07%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $71,558      $71,858   $22,081   $21,634   $17,299     $18,356        $95,467
  Ratio of expenses to average net
    assets ............................       1.28%(c)     1.30%     1.31%     1.31%     1.27%       1.05%(c)       1.03%
  Ratio of net investment income to
    average net assets ................      (0.78)%(c)   (0.48)%   (0.24)%   (0.31)%   (0.41)%      0.33%(c)      (0.36)%
  Ratio of expenses to average net
    assets* ...........................       1.28%(c)     1.41%     1.44%     1.44%     1.45%       1.07%(c)       1.03%
  Portfolio turnover (d) ..............      94.25%      163.03%   127.83%    83.77%    92.01%      59.57%         65.00%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Gulf South Growth Fund became the Small Cap Growth Fund. The Financial Highlights for the periods prior to March 26, 1996, represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      SMALL CAP GROWTH FUND
                                         --------------------------------------------------------------------------------
                                                                          CLASS B SHARES
                                         --------------------------------------------------------------------------------
                                          SIX MONTHS                                          SEVEN MONTHS       YEAR
                                            ENDED               YEAR ENDED JUNE 30,              ENDED          ENDED
                                         DECEMBER 31,   -----------------------------------     JUNE 30,     NOVEMBER 30,
                                             2000        2000      1999      1998     1997      1996 (a)         1995
                                         ------------   -------   -------   ------   ------   ------------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $ 12.36      $ 10.26   $ 11.79   $10.84   $10.72      $11.56         $ 9.47
                                           -------      -------   -------   ------   ------      ------         ------
Investment Activities:
  Net investment income (loss) ........      (0.05)       (0.01)    (0.06)   (0.03)   (0.10)      (0.06)         (0.07)
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (0.69)        2.99     (0.28)    2.31     1.32        1.35           2.33
                                           -------      -------   -------   ------   ------      ------         ------
    Total from Investment Activities...      (0.74)        2.98     (0.34)    2.28     1.22        1.29           2.26
                                           -------      -------   -------   ------   ------      ------         ------
Distributions:
  Net realized gains ..................      (1.39)       (0.88)    (1.19)   (1.33)   (1.10)      (2.13)         (0.17)
                                           -------      -------   -------   ------   ------      ------         ------
NET ASSET VALUE, END OF PERIOD ........    $ 10.23      $ 12.36   $ 10.26   $11.79   $10.84      $10.72         $11.56
                                           =======      =======   =======   ======   ======      ======         ======
Total Return (Excludes Sales Charge)...      (6.07)%(b)   30.89%    (1.69)%  22.24%   12.74%      12.47%(b)      24.21%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $30,076      $27,843   $10,278   $8,567   $3,835      $2,545         $1,814
  Ratio of expenses to average net
    assets ............................       2.03%(c)     2.05%     2.06%    2.06%    2.02%       1.87%(c)       1.78%
  Ratio of net investment income to
    average net assets ................      (1.53)%(c)   (1.23)%   (1.00)%  (1.02)%  (1.16)%     (1.10)%(c)     (1.16)%
  Ratio of expenses to average net
    assets* ...........................       2.03%(c)     2.06%     2.09%    2.09%    2.12%       1.92%(c)       1.78%
  Portfolio turnover (d) ..............      94.25%      163.03%   127.83%   83.77%   92.01%      59.57%         65.00%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Gulf South Growth Fund became the Small Cap Growth Fund. The Financial Highlights for the periods prior to March 26, 1996, represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          SMALL CAP GROWTH FUND
                                                              ----------------------------------------------
                                                                              CLASS C SHARES
                                                              ----------------------------------------------
                                                               SIX MONTHS       YEAR ENDED       NOVEMBER 4,
                                                                 ENDED           JUNE 30,          1997 TO
                                                              DECEMBER 31,   -----------------    JUNE 30,
                                                                  2000        2000      1999      1998 (a)
                                                              ------------   -------   -------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $12.62      $ 10.43   $ 11.97     $13.03
                                                                 ------      -------   -------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.05)          --     (0.08)     (0.02)
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (0.71)        3.07     (0.27)      0.29
                                                                 ------      -------   -------     ------
     Total from Investment Activities ......................      (0.76)        3.07     (0.35)      0.27
                                                                 ------      -------   -------     ------
Distributions:
  Net realized gains .......................................      (1.39)       (0.88)    (1.19)     (1.33)
                                                                 ------      -------   -------     ------
NET ASSET VALUE, END OF PERIOD .............................     $10.47      $ 12.62   $ 10.43     $11.97
                                                                 ======      =======   =======     ======
Total Return (Excludes Sales Charge) .......................      (6.10)%(b)   31.27%    (1.75)%     3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $1,155      $   770   $   129     $   90
  Ratio of expenses to average net assets ..................       2.03%(c)     2.05%     2.06%      2.05%(c)
  Ratio of net investment income to average net assets .....      (1.53)%(c)   (1.24)%   (1.02)%    (0.85)%(c)
  Ratio of expenses to average net assets* .................       2.03%(c)     2.06%     2.09%      2.07%(c)
  Portfolio turnover (d) ...................................      94.25%      163.03%   127.83%     83.77%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         SMALL CAP VALUE FUND
                                         ------------------------------------------------------------------------------------
                                                                            CLASS I SHARES
                                         ------------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                     JANUARY 27,
                                            ENDED        ENDED       ENDED          YEAR ENDED DECEMBER 31,         1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,     ------------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)       1998       1997       1996       1995 (b)
                                         ------------   --------   ----------    --------   --------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $  13.74     $  14.26    $  15.02     $  16.22   $  13.80   $  12.19     $ 10.00
                                           --------     --------    --------     --------   --------   --------     -------
Investment Activities:
  Net investment income (loss) ........        0.12         0.13       (0.02)       (0.07)     (0.05)     (0.01)       0.06
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        3.08        (0.53)      (0.66)       (0.60)      4.24       3.13        2.44
                                           --------     --------    --------     --------   --------   --------     -------
    Total from Investment Activities...        3.20        (0.40)      (0.68)       (0.67)      4.19       3.12        2.50
                                           --------     --------    --------     --------   --------   --------     -------
Distributions:
  Net investment income ...............       (0.12)       (0.12)         --           --         --         --       (0.06)
  In excess of net investment
    income ............................          --           --          --           --         --      (0.01)         --
  Net realized gains ..................          --           --       (0.08)       (0.46)     (1.77)     (1.50)      (0.25)
  In excess of net realized gains .....          --           --          --        (0.07)        --         --          --
                                           --------     --------    --------     --------   --------   --------     -------
    Total Distributions ...............       (0.12)       (0.12)      (0.08)       (0.53)     (1.77)     (1.51)      (0.31)
                                           --------     --------    --------     --------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD ........    $  16.82     $  13.74    $  14.26     $  15.02   $  16.22   $  13.80     $ 12.19
                                           ========     ========    ========     ========   ========   ========     =======
Total Return ..........................       23.35%(c)    (2.78)%     (4.48)%(c)   (4.11)%    30.60%     25.63%      25.08%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $227,935     $179,923    $246,712     $276,754   $217,908   $125,840     $92,926
  Ratio of expenses to average net
    assets ............................        0.93%(d)     0.93%       0.94%(d)     0.94%      0.93%      0.88%       0.85%(d)
  Ratio of net investment income to
    average net assets ................        1.61%(d)     0.83%      (0.35)%(d)   (0.48)%    (0.43)%    (0.04)%      0.59%(d)
  Ratio of expenses to average net
    assets* ...........................        0.93%(d)     1.05%       1.03%(d)     0.94%      0.93%      1.02%       1.09%(d)
  Portfolio turnover (e) ..............       50.63%      146.46%      50.90%       42.39%     58.29%     93.82%      38.89%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       SMALL CAP VALUE FUND
                                         --------------------------------------------------------------------------------
                                                                          CLASS A SHARES
                                         --------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                                 JANUARY 27,
                                            ENDED        ENDED       ENDED        YEAR ENDED DECEMBER 31,       1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,     --------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)      1998      1997      1996      1995 (b)
                                         ------------   --------   ----------    -------   -------   ------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 13.52      $ 14.04     $ 14.81      $ 16.03   $ 13.70   $12.20      $10.00
                                           -------      -------     -------      -------   -------   ------      ------
Investment Activities:
  Net investment income (loss) ........       0.10         0.03       (0.05)       (0.10)    (0.06)   (0.02)       0.02
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       3.03        (0.45)      (0.64)       (0.59)     4.16     3.02        2.45
                                           -------      -------     -------      -------   -------   ------      ------
    Total from Investment Activities...       3.13        (0.42)      (0.69)       (0.69)     4.10     3.00        2.47
                                           -------      -------     -------      -------   -------   ------      ------
Distributions:
  Net investment income ...............      (0.10)       (0.10)         --           --        --       --       (0.02)
  Net realized gains ..................         --           --       (0.08)       (0.46)    (1.77)   (1.50)      (0.25)
  In excess of net realized gains .....         --           --          --        (0.07)       --       --          --
                                           -------      -------     -------      -------   -------   ------      ------
    Total Distributions ...............      (0.10)       (0.10)      (0.08)       (0.53)    (1.77)   (1.50)      (0.27)
                                           -------      -------     -------      -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD.........    $ 16.55      $ 13.52     $ 14.04      $ 14.81   $ 16.03   $13.70      $12.20
                                           =======      =======     =======      =======   =======   ======      ======
Total Return (Excludes Sales Charge)...      23.21%(c)    (2.94)%     (4.61)%(c)   (4.29)%   30.16%   24.59%      24.80%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $18,548      $14,725     $26,592      $32,217   $21,836   $6,697      $  672
  Ratio of expenses to average net
    assets ............................       1.18%(d)     1.18%       1.17%(d)     1.19%     1.18%    1.13%       1.25%(d)
  Ratio of net investment income to
    average net assets ................       1.36%(d)     0.60%      (0.58)%(d)   (0.73)%   (0.68)%  (0.29)%      0.19%(d)
  Ratio of expenses to average net
    assets* ...........................       1.18%(d)     1.40%       1.29%(d)     1.19%     1.18%    1.24%       2.56%(d)
  Portfolio turnover (e) ..............      50.63%      146.46%      50.90%       42.39%    58.29%   93.82%      38.89%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      SMALL CAP VALUE FUND
                                         ------------------------------------------------------------------------------
                                                                         CLASS B SHARES
                                         ------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS                               JANUARY 27,
                                            ENDED        ENDED       ENDED       YEAR ENDED DECEMBER 31,      1995 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,     ------------------------   DECEMBER 31,
                                             2000         2000      1999 (a)      1998     1997     1996      1995 (b)
                                         ------------   --------   ----------    ------   ------   ------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...     $13.07       $13.63      $14.41      $15.74   $13.58   $12.12      $10.00
                                            ------       ------      ------      ------   ------   ------      ------
Investment Activities:
  Net investment income (loss) ........       0.08        (0.06)      (0.11)      (0.17)   (0.07)   (0.04)      (0.03)
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       2.88        (0.44)      (0.59)      (0.63)    4.00     3.00        2.40
                                            ------       ------      ------      ------   ------   ------      ------
    Total from Investment Activities...       2.96        (0.50)      (0.70)      (0.80)    3.93     2.96        2.37
                                            ------       ------      ------      ------   ------   ------      ------
Distributions:
  Net investment income ...............      (0.05)       (0.06)         --          --       --       --          --
  Net realized gains ..................         --           --       (0.08)      (0.46)   (1.77)   (1.50)      (0.25)
  In excess of net realized gains .....         --           --          --       (0.07)      --       --          --
                                            ------       ------      ------      ------   ------   ------      ------
    Total Distributions ...............      (0.05)       (0.06)      (0.08)      (0.53)   (1.77)   (1.50)      (0.25)
                                            ------       ------      ------      ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.........     $15.98       $13.07      $13.63      $14.41   $15.74   $13.58      $12.12
                                            ======       ======      ======      ======   ======   ======      ======
Total Return (Excludes Sales Charge)...      22.68%(c)    (3.67)%     (4.81)%(c)  (5.11)%  29.17%   24.42%      23.76%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...     $3,518       $2,531      $3,320      $4,014   $1,799   $  110      $   15
  Ratio of expenses to average net
    assets ............................       1.93%(d)     1.93%       1.94%(d)    1.94%    1.93%    1.88%       2.00%(d)
  Ratio of net investment income to
    average net assets ................       0.61%(d)    (0.14)%     (1.34)%(d)  (1.48)%  (1.43)%  (1.04)%     (0.51)%(d)
  Ratio of expenses to average net
    assets* ...........................       1.93%(d)     2.05%       2.02%(d)    1.94%    1.93%    3.04%       9.52%(d)
  Portfolio turnover (e) ..............      50.63%      146.46%      50.90%      42.39%   58.29%   93.82%      38.89%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SMALL CAP VALUE FUND
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (a)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $13.05      $ 13.60     $12.07
                                                                 ------      -------     ------
Investment Activities:
  Net investment income (loss) .............................       0.03         0.06         --
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       2.94        (0.55)      1.53
                                                                 ------      -------     ------
     Total from Investment Activities ......................       2.97        (0.49)      1.53
                                                                 ------      -------     ------
Distributions:
  Net investment income ....................................      (0.06)       (0.06)        --
                                                                 ------      -------     ------
NET ASSET VALUE, END OF PERIOD..............................     $15.96      $ 13.05     $13.60
                                                                 ======      =======     ======
Total Return (Excludes Sales Charge) .......................      22.75%(b)    (3.57)%    12.68%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $  112      $    50     $   19
  Ratio of expenses to average net assets ..................       1.93%(c)     1.94%      1.94%(c)
  Ratio of net investment income to average net assets .....       0.61%(c)     0.21%     (1.13)%(c)
  Ratio of expenses to average net assets* .................       1.93%(c)     2.06%      2.11%(c)
  Portfolio turnover (d) ...................................      50.63%      146.46%     50.90%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP GROWTH FUND
                                         ------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                         ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                          YEAR ENDED JUNE 30,
                                         DECEMBER 31,    --------------------------------------------------------
                                             2000           2000         1999        1998       1997       1996
                                         ------------    ----------   ----------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    29.73     $    25.32   $    22.51   $  19.46   $  18.81   $  18.40
                                          ----------     ----------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........        (0.09)         (0.10)       (0.07)     (0.07)      0.25       0.20
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        (1.66)          8.59         5.58       5.70       3.59       3.83
                                          ----------     ----------   ----------   --------   --------   --------
    Total from Investment Activities...        (1.75)          8.49         5.51       5.63       3.84       4.03
                                          ----------     ----------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............           --             --           --         --      (0.25)     (0.20)
  In excess of net investment
    income ............................           --             --           --         --      (0.02)        --
  Net realized gains ..................        (4.32)         (4.08)       (2.70)     (2.58)     (2.92)     (3.42)
                                          ----------     ----------   ----------   --------   --------   --------
    Total Distributions ...............        (4.32)         (4.08)       (2.70)     (2.58)     (3.19)     (3.62)
                                          ----------     ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    23.66     $    29.73   $    25.32   $  22.51   $  19.46   $  18.81
                                          ==========     ==========   ==========   ========   ========   ========
Total Return ..........................        (7.57)%(a)     36.65%       28.39%     31.11%     22.75%     24.63%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $1,488,129     $1,624,824   $1,164,884   $868,901   $623,911   $532,525
  Ratio of expenses to average net
    assets ............................         1.00%(b)       0.99%        0.99%      1.00%      0.99%      1.00%
  Ratio of net investment income to
    average net assets ................        (0.65)%(b)     (0.38)%      (0.35)%    (0.36)%     1.32%      1.15%
  Ratio of expenses to average net
    assets* ...........................         1.00%(b)       0.99%        0.99%      1.00%      0.99%      1.01%
  Portfolio turnover (c) ..............        76.27%        181.78%      141.46%    158.43%    301.35%    435.30%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP GROWTH FUND
                                         ------------------------------------------------------------------
                                                                  CLASS A SHARES
                                         ------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,     -------------------------------------------------
                                             2000           2000       1999      1998      1997      1996
                                         ------------     --------   --------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $  29.23       $  25.02   $  22.36   $ 19.37   $ 18.76   $ 18.36
                                           --------       --------   --------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........       (0.11)         (0.11)     (0.10)    (0.08)     0.21      0.17
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (1.64)          8.40       5.46      5.65      3.58      3.80
                                           --------       --------   --------   -------   -------   -------
    Total from Investment Activities...       (1.75)          8.29       5.36      5.57      3.79      3.97
                                           --------       --------   --------   -------   -------   -------
Distributions:
  Net investment income ...............          --             --         --        --     (0.24)    (0.15)
  In excess of net investment
    income ............................          --             --         --        --     (0.02)       --
  Net realized gains ..................       (4.32)         (4.08)     (2.70)    (2.58)    (2.92)    (3.42)
                                           --------       --------   --------   -------   -------   -------
    Total Distributions ...............       (4.32)         (4.08)     (2.70)    (2.58)    (3.18)    (3.57)
                                           --------       --------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  23.16       $  29.23   $  25.02   $ 22.36   $ 19.37   $ 18.76
                                           ========       ========   ========   =======   =======   =======
Total Return (Excludes Sales Charge)...       (7.71)%(a)     36.25%     27.87%    30.95%    22.52%    24.32%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $368,265       $343,284   $159,292   $95,647   $43,370   $28,052
  Ratio of expenses to average net
    assets ............................        1.25%(b)       1.24%      1.24%     1.25%     1.25%     1.25%
  Ratio of net investment income to
    average net assets ................       (0.90)%(b)     (0.64)%    (0.60)%   (0.60)%    0.92%     0.90%
  Ratio of expenses to average net
    assets* ...........................        1.25%(b)       1.34%      1.34%     1.35%     1.34%     1.36%
  Portfolio turnover (c) ..............       76.27%        181.78%    141.46%   158.43%   301.35%   435.30%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP GROWTH FUND
                                         -----------------------------------------------------------------
                                                                  CLASS B SHARES
                                         -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,    -------------------------------------------------
                                             2000          2000       1999      1998      1997      1996
                                         ------------    --------   --------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  27.17      $  23.67   $  21.44   $ 18.82   $ 18.43   $ 18.14
                                           --------      --------   --------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........       (0.10)        (0.12)     (0.18)    (0.15)     0.11      0.09
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (1.57)         7.70       5.11      5.35      3.44      3.69
                                           --------      --------   --------   -------   -------   -------
    Total from Investment Activities...       (1.67)         7.58       4.93      5.20      3.55      3.78
                                           --------      --------   --------   -------   -------   -------
Distributions:
  Net investment income ...............          --            --         --        --     (0.22)    (0.07)
  In excess of net investment
    income ............................          --            --         --        --     (0.02)       --
  Net realized gains ..................       (4.32)        (4.08)     (2.70)    (2.58)    (2.92)    (3.42)
                                           --------      --------   --------   -------   -------   -------
    Total Distributions ...............       (4.32)        (4.08)     (2.70)    (2.58)    (3.16)    (3.49)
                                           --------      --------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  21.18      $  27.17   $  23.67   $ 21.44   $ 18.82   $ 18.43
                                           ========      ========   ========   =======   =======   =======
Total Return (Excludes Sales Charge)...       (8.04)%(a)    35.23%     26.96%    29.79%    21.73%    23.53%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $355,749      $316,729   $147,600   $90,930   $37,409   $12,910
  Ratio of expenses to average net
    assets ............................        2.00%(b)      1.99%      1.99%     2.00%     2.00%     2.00%
  Ratio of net investment income to
    average net assets ................       (1.65)%(b)    (1.39)%    (1.35)%   (1.35)%    0.01%     0.15%
  Ratio of expenses to average net
    assets* ...........................        2.00%(b)      1.99%      1.99%     2.00%     2.00%     2.01%
  Portfolio turnover (c) ..............       76.27%       181.78%    141.46%   158.43%   301.35%   435.30%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           MID CAP GROWTH FUND
                                                              ----------------------------------------------
                                                                              CLASS C SHARES
                                                              ----------------------------------------------
                                                               SIX MONTHS       YEAR ENDED       NOVEMBER 4,
                                                                 ENDED           JUNE 30,          1997 TO
                                                              DECEMBER 31,   -----------------    JUNE 30,
                                                                  2000        2000      1999      1998 (a)
                                                              ------------   -------   -------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 29.09      $ 25.04   $ 22.42     $ 21.47
                                                                -------      -------   -------     -------
Investment Activities:
  Net investment income (loss) .............................      (0.19)       (0.20)    (0.15)      (0.04)
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (1.64)        8.33      5.47        2.77
                                                                -------      -------   -------     -------
     Total from Investment Activities ......................      (1.83)        8.13      5.32        2.73
                                                                -------      -------   -------     -------
Distributions:
  Net realized gains .......................................      (4.32)       (4.08)    (2.70)      (1.78)
                                                                -------      -------   -------     -------
NET ASSET VALUE, END OF PERIOD..............................    $ 22.94      $ 29.09   $ 25.04     $ 22.42
                                                                =======      =======   =======     =======
Total Return (Excludes Sales Charge) .......................      (8.06)%(b)   35.50%    27.57%      14.27%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $68,319      $64,422   $16,597     $ 1,088
  Ratio of expenses to average net assets ..................       2.00%(c)     1.99%     1.99%       2.01%(c)
  Ratio of net investment income to average net assets .....      (1.65)%(c)   (1.40)%   (1.32)%     (1.31)%(c)
  Portfolio turnover (d) ...................................      76.27%      181.78%   141.46%     158.43%

------------
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MID CAP VALUE FUND
                                         ----------------------------------------------------------------------
                                                                    CLASS I SHARES
                                         ----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ------------------------------------------------------
                                             2000          2000        1999        1998       1997       1996
                                         ------------    --------   ----------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    13.44     $  14.88   $    16.90   $  15.65   $  14.69   $  13.20
                                          ----------     --------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........         0.06         0.12         0.13       0.14       0.22       0.29
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................         2.98        (0.14)        0.24       3.99       2.57       2.27
                                          ----------     --------   ----------   --------   --------   --------
    Total from Investment Activities...         3.04        (0.02)        0.37       4.13       2.79       2.56
                                          ----------     --------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............        (0.06)       (0.12)       (0.13)     (0.14)     (0.22)     (0.29)
  Net realized gains ..................        (0.68)       (1.30)       (2.26)     (2.74)     (1.61)     (0.78)
                                          ----------     --------   ----------   --------   --------   --------
    Total Distributions ...............        (0.74)       (1.42)       (2.39)     (2.88)     (1.83)     (1.07)
                                          ----------     --------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    15.74     $  13.44   $    14.88   $  16.90   $  15.65   $  14.69
                                          ==========     ========   ==========   ========   ========   ========
Total Return ..........................        23.28%(a)     0.38%        3.82%     28.27%     20.56%     20.10%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $1,133,936     $963,410   $1,057,827   $634,672   $562,302   $522,474
  Ratio of expenses to average net
    assets ............................         0.96%(b)     0.97%        0.95%      0.96%      0.98%      0.99%
  Ratio of net investment income to
    average net assets ................         0.88%(b)     0.93%        0.94%      0.85%      1.52%      2.04%
  Ratio of expenses to average net
    assets* ...........................         0.96%(b)     0.99%        0.96%      0.96%      0.98%      1.00%
  Portfolio turnover (c) ..............        69.33%      110.43%      115.65%    106.41%     92.66%     90.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP VALUE FUND
                                         ---------------------------------------------------------------
                                                                 CLASS A SHARES
                                         ---------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                     YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ------------------------------------------------
                                             2000        2000       1999      1998      1997      1996
                                         ------------   -------   --------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  13.48     $ 14.93   $  16.93   $ 15.68   $ 14.72   $ 13.22
                                           --------     -------   --------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.05        0.09       0.09      0.10      0.19      0.25
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        2.99       (0.15)      0.26      3.99      2.57      2.28
                                           --------     -------   --------   -------   -------   -------
    Total from Investment Activities...        3.04       (0.06)      0.35      4.09      2.76      2.53
                                           --------     -------   --------   -------   -------   -------
Distributions:
  Net investment income ...............       (0.05)      (0.09)     (0.09)    (0.10)    (0.19)    (0.25)
  Net realized gains ..................       (0.68)      (1.30)     (2.26)    (2.74)    (1.61)    (0.78)
                                           --------     -------   --------   -------   -------   -------
    Total Distributions ...............       (0.73)      (1.39)     (2.35)    (2.84)    (1.80)    (1.03)
                                           --------     -------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  15.79     $ 13.48   $  14.93   $ 16.93   $ 15.68   $ 14.72
                                           ========     =======   ========   =======   =======   =======
Total Return (Excludes Sales Charge)...       23.14%(a)    0.05%      3.70%    27.90%    20.21%    19.80%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $101,979     $88,721   $122,392   $29,443   $23,909   $20,838
  Ratio of expenses to average net
    assets ............................        1.21%(b)    1.22%      1.21%     1.21%     1.23%     1.24%
  Ratio of net investment income to
    average net assets ................        0.63%(b)    0.67%      0.28%     0.60%     1.26%     1.79%
  Ratio of expenses to average net
    assets* ...........................        1.21%(b)    1.34%      1.31%     1.31%     1.31%     1.35%
  Portfolio turnover (c) ..............       69.33%     110.43%    115.65%   106.41%    92.66%    90.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP VALUE FUND
                                         --------------------------------------------------------------
                                                                 CLASS B SHARES
                                         --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                     YEAR ENDED JUNE 30,
                                         DECEMBER 31,   -----------------------------------------------
                                             2000        2000      1999      1998      1997      1996
                                         ------------   -------   -------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 13.34      $ 14.80   $ 16.85   $ 15.64   $ 14.69   $ 13.19
                                           -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........         --        (0.01)       --     (0.02)     0.08      0.15
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       2.95        (0.14)     0.22      3.98      2.55      2.27
                                           -------      -------   -------   -------   -------   -------
    Total from Investment Activities...       2.95        (0.15)     0.22      3.96      2.63      2.42
                                           -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income ...............         --        (0.01)    (0.01)    (0.01)    (0.07)    (0.14)
  Net realized gains ..................      (0.68)       (1.30)    (2.26)    (2.74)    (1.61)    (0.78)
                                           -------      -------   -------   -------   -------   -------
    Total Distributions ...............      (0.68)       (1.31)    (2.27)    (2.75)    (1.68)    (0.92)
                                           -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $ 15.61      $ 13.34   $ 14.80   $ 16.85   $ 15.64   $ 14.69
                                           =======      =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge)...      22.71%(a)    (0.61)%    2.76%    26.97%    19.19%    18.93%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $42,117      $33,734   $41,380   $30,094   $20,499   $16,305
  Ratio of expenses to average net
    assets ............................       1.96%(b)     1.97%     1.95%     1.96%     1.98%     1.99%
  Ratio of net investment income to
    average net assets ................      (0.12)%(b)   (0.07)%   (0.25)%   (0.15)%    0.51%     1.04%
  Ratio of expenses to average net
    assets* ...........................       1.96%(b)     1.99%     1.96%     1.96%     1.98%     2.00%
  Portfolio turnover (c) ..............      69.33%      110.43%   115.65%   106.41%    92.66%    90.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      MID CAP VALUE FUND
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (A)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $13.35      $ 14.80     $ 13.34
                                                                 ------      -------     -------
Investment Activities:
  Net investment income (loss) .............................       0.02         0.03          --
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       2.93        (0.15)       1.46
                                                                 ------      -------     -------
     Total from Investment Activities ......................       2.95        (0.12)       1.46
                                                                 ------      -------     -------
Distributions:
  Net investment income ....................................      (0.01)       (0.03)         --
  Net realized gains .......................................      (0.68)       (1.30)         --
                                                                 ------      -------     -------
     Total Distributions ...................................      (0.69)       (1.33)         --
                                                                 ------      -------     -------
NET ASSET VALUE, END OF PERIOD..............................     $15.61      $ 13.35     $ 14.80
                                                                 ======      =======     =======
Total Return (Excludes Sales Charge) .......................      22.72%(b)    (0.40)%     10.98%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $  646      $   169     $    48
  Ratio of expenses to average net assets ..................       1.96%(c)     1.97%       1.95%(c)
  Ratio of net investment income to average net assets .....      (0.17)%(c)   (0.10)%     (0.44)%(c)
  Ratio of expenses to average net assets* .................       1.96%(c)     2.00%       1.96%(c)
  Portfolio turnover (d) ...................................      69.33%      110.43%     115.65%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     DIVERSIFIED MID CAP FUND
                                         ---------------------------------------------------------------------------------
                                                                          CLASS I SHARES
                                         ---------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS
                                            ENDED        ENDED       ENDED                YEAR ENDED DECEMBER 31,
                                         DECEMBER 31,   JUNE 30,    JUNE 30,     -----------------------------------------
                                             2000         2000      1999 (a)       1998       1997       1996       1995
                                         ------------   --------   ----------    --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.69     $  22.10    $  20.46     $  20.93   $  17.61   $  15.15   $  13.34
                                           --------     --------    --------     --------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........        0.01         0.06       (0.01)       (0.01)      0.01       0.04       0.06
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        1.64         2.59        1.70         0.93       4.88       3.74       2.57
                                           --------     --------    --------     --------   --------   --------   --------
    Total from Investment Activities...        1.65         2.65        1.69         0.92       4.89       3.78       2.63
                                           --------     --------    --------     --------   --------   --------   --------
Distributions:
  Net investment income ...............       (0.02)       (0.05)         --           --      (0.01)     (0.04)     (0.06)
  Net realized gains ..................       (4.55)       (3.01)      (0.05)       (1.39)     (1.56)     (1.28)     (0.76)
                                           --------     --------    --------     --------   --------   --------   --------
    Total Distributions ...............       (4.57)       (3.06)      (0.05)       (1.39)     (1.57)     (1.32)     (0.82)
                                           --------     --------    --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  18.77     $  21.69    $  22.10     $  20.46   $  20.93   $  17.61   $  15.15
                                           ========     ========    ========     ========   ========   ========   ========
Total Return ..........................        7.81%(b)    14.03%       8.32%(b)     4.61%     27.91%     25.03%     19.88%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $905,798     $832,959    $987,059     $987,256   $803,670   $677,608   $579,094
  Ratio of expenses to average net
    assets ............................        0.90%(c)     0.86%       0.90%(c)     0.90%      0.84%      0.81%      0.89%
  Ratio of net investment income to
    average net assets ................        0.19%(c)     0.24%      (0.09)%(c)   (0.08)%     0.05%      0.24%      0.37%
  Ratio of expenses to average net
    assets* ...........................        0.90%(c)     1.00%       0.97%(c)     0.90%      0.84%      0.81%      0.89%
  Portfolio turnover (d) ..............       27.96%       70.01%      23.53%       26.89%     37.54%(e)  34.87%     53.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The Portfolio Turnover Percentage was adjusted for redemptions in kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the redemptions in kind. The redemptions in kind for the Fund was approximately $4 million.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    DIVERSIFIED MID CAP FUND
                                         --------------------------------------------------------------------------------
                                                                         CLASS A SHARES
                                         --------------------------------------------------------------------------------
                                          SIX MONTHS      YEAR      SIX MONTHS
                                            ENDED        ENDED        ENDED               YEAR ENDED DECEMBER 31,
                                         DECEMBER 31,   JUNE 30,     JUNE 30,    ----------------------------------------
                                             2000         2000       1999 (a)      1998       1997       1996      1995
                                         ------------   --------    ----------   --------   --------    -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.50     $  21.96     $  20.35    $  20.89   $  17.61    $ 15.15   $ 13.34
                                           --------     --------     --------    --------   --------    -------   -------
Investment Activities:
  Net investment income (loss) ........          --        (0.01)       (0.04)      (0.07)     (0.03)      0.02      0.06
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        1.61         2.58         1.70        0.92       4.87       3.74      2.57
                                           --------     --------     --------    --------   --------    -------   -------
    Total from Investment Activities...        1.61         2.57         1.66        0.85       4.84       3.76      2.63
                                           --------     --------     --------    --------   --------    -------   -------
Distributions:
  Net investment income ...............          --        (0.02)          --          --         --      (0.02)    (0.06)
  Net realized gains ..................       (4.55)       (3.01)       (0.05)      (1.39)     (1.56)     (1.28)    (0.76)
                                           --------     --------     --------    --------   --------    -------   -------
    Total Distributions ...............       (4.55)       (3.03)       (0.05)      (1.39)     (1.56)     (1.30)    (0.82)
                                           --------     --------     --------    --------   --------    -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  18.56     $  21.50     $  21.96    $  20.35   $  20.89    $ 17.61   $ 15.15
                                           ========     ========     ========    ========   ========    =======   =======
Total Return (Excludes Sales Charge)...        7.70%(b)    13.74%        8.21%(b)    4.30%     27.56%     24.91%    19.88%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $192,770     $217,623     $242,528    $278,279   $234,020    $91,516   $71,858
  Ratio of expenses to average net
    assets ............................        1.14%(c)     1.11%        1.10%(c)    1.15%      1.09%      0.93%     0.89%
  Ratio of net investment income to
    average net assets ................       (0.06)%(c)   (0.01)%      (0.30)%(c)  (0.33)%    (0.20)%     0.12%     0.37%
  Ratio of expenses to average net
    assets* ...........................        1.14%(c)     1.35%        1.22%(c)    1.15%      1.09%      0.93%     0.89%
  Portfolio turnover (d) ..............       27.96%       70.01%       23.53%      26.89%     37.54%(e)  34.87%    53.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The Portfolio Turnover Percentage was adjusted for redemptions in kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the redemptions in kind. The redemptions in kind for the Fund was approximately $4 million.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               DIVERSIFIED MID CAP FUND**
                                         -----------------------------------------------------------------------
                                                                     CLASS B SHARES
                                         -----------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS      YEAR ENDED      SEPTEMBER 23,
                                            ENDED        ENDED       ENDED        DECEMBER 31,        1996 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,     ---------------   DECEMBER 31,
                                             2000         2000      1999 (a)      1998     1997      1996 (b)
                                         ------------   --------   ----------    ------   ------   -------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 32.40      $ 40.92      $38.20      $42.32    $38.28      $ 40.00
                                           -------      -------      ------      ------    ------      -------
Investment Activities:
  Net investment income (loss) ........       0.34        (0.08)      (0.28)      (0.36)    (0.12)          --
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       1.95         3.64        3.20        1.80     10.40         3.16
                                           -------      -------      ------      ------    ------      -------
    Total from Investment Activities...       2.29         3.56        2.92        1.44     10.28         3.16
                                           -------      -------      ------      ------    ------      -------
Distributions:
  Net investment income ...............         --        (0.04)         --          --        --        (0.04)
  Net realized gains ..................     (16.33)      (12.04)      (0.20)      (5.56)    (6.24)       (4.84)
                                           -------      -------      ------      ------    ------      -------
    Total Distributions ...............     (16.33)      (12.08)      (0.20)      (5.56)    (6.24)       (4.88)
                                           -------      -------      ------      ------    ------      -------
NET ASSET VALUE, END OF PERIOD.........    $ 18.36      $ 32.40      $40.92      $38.20    $42.32      $ 38.28
                                           =======      =======      ======      ======    ======      =======
Total Return (Excludes Sales Charge)...       7.27%(c)    13.01%       7.76%(c)    3.79%    27.10%        7.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $ 8,842      $ 6,771      $6,283      $7,108    $3,965      $   154
  Ratio of expenses to average net
    assets ............................       1.90%(d)     1.86%       1.88%(d)    1.90%     1.84%        1.81%(d)
  Ratio of net investment income to
    average net assets ................      (0.80)%(d)   (0.75)%     (1.08)%(d)  (1.08)%   (0.95)%      (0.59)%(d)
  Ratio of expenses to average net
    assets* ...........................       1.90%(d)     2.00%       1.95%(d)    1.90%     1.84%        1.81%(d)
  Portfolio turnover (e) ..............      27.96%       70.01%      23.53%      26.89%    37.54%(f)    34.87%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 (f) The Portfolio Turnover Percentage was adjusted for redemptions in kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the redemptions in kind. The redemptions in kind for the Fund was approximately $4 million.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DIVERSIFIED MID CAP FUND**
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (a)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $32.36      $ 40.92     $35.72
                                                                 ------      -------     ------
Investment Activities:
  Net investment income (loss) .............................       0.14        (0.28)        --
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       2.19         3.80       5.20
                                                                 ------      -------     ------
     Total from Investment Activities ......................       2.33         3.52       5.20
                                                                 ------      -------     ------
Distributions:
  Net investment income ....................................         --        (0.04)        --
  Net realized gains .......................................     (16.33)      (12.04)        --
                                                                 ------      -------     ------
     Total Distributions ...................................     (16.33)      (12.08)        --
                                                                 ------      -------     ------
NET ASSET VALUE, END OF PERIOD..............................     $18.36      $ 32.36     $40.92
                                                                 ======      =======     ======
Total Return (Excludes Sales Charge) .......................       7.40%(b)    12.83%     14.56%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $  727      $   109     $   15
  Ratio of expenses to average net assets ..................       1.92%(c)     1.86%      1.88%(c)
  Ratio of net investment income to average net assets .....      (0.70)%(c)   (0.72)%    (1.20)%(c)
  Ratio of expenses to average net assets* .................       1.92%(c)     2.00%      1.99%(c)
  Portfolio turnover (d) ...................................      27.96%       70.01%     23.53%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    LARGE CAP GROWTH FUND
                                         ----------------------------------------------------------------------------
                                                                       CLASS I SHARES
                                         ----------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                            YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ------------------------------------------------------------
                                             2000           2000         1999         1998         1997        1996
                                         ------------    ----------   ----------   ----------   ----------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    26.68     $    26.15   $    22.71   $    19.44   $    15.44   $  13.47
                                          ----------     ----------   ----------   ----------   ----------   --------
Investment Activities:
  Net investment income (loss) ........        (0.05)         (0.03)          --         0.04         0.12       0.18
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        (6.14)          3.90         5.80         6.13         4.79       2.14
                                          ----------     ----------   ----------   ----------   ----------   --------
    Total from Investment Activities...        (6.19)          3.87         5.80         6.17         4.91       2.32
                                          ----------     ----------   ----------   ----------   ----------   --------
Distributions:
  Net investment income ...............           --             --           --        (0.02)       (0.11)     (0.18)
  Net realized gains ..................        (0.90)         (3.34)       (2.36)       (2.88)       (0.80)     (0.17)
                                          ----------     ----------   ----------   ----------   ----------   --------
    Total Distributions ...............        (0.90)         (3.34)       (2.36)       (2.90)       (0.91)     (0.35)
                                          ----------     ----------   ----------   ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD ........   $    19.59     $    26.68   $    26.15   $    22.71   $    19.44   $  15.44
                                          ==========     ==========   ==========   ==========   ==========   ========
Total Return ..........................       (23.98)%(a)     15.30%       28.78%       35.75%       33.11%     17.36%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $2,367,801     $3,118,107   $3,052,729   $1,510,521   $1,142,864   $745,986
  Ratio of expenses to average net
    assets ............................         0.94%(b)       0.94%        0.96%        0.99%        0.99%      0.96%
  Ratio of net investment income to
    average net assets ................        (0.39)%(b)     (0.12)%       0.07%        0.21%        0.69%      1.20%
  Ratio of expenses to average net
    assets* ...........................         0.94%(b)       0.94%        0.96%        0.99%        0.99%      0.99%
  Portfolio turnover (c) ..............        30.51%        123.21%       86.34%      117.34%       57.17%     35.51%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               LARGE CAP GROWTH FUND
                                         -------------------------------------------------------------------
                                                                   CLASS A SHARES
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ---------------------------------------------------
                                             2000          2000       1999       1998       1997      1996
                                         ------------    --------   --------   --------   --------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  27.42      $  26.86   $  23.32   $  19.92   $  15.83   $ 13.83
                                           --------      --------   --------   --------   --------   -------
Investment Activities:
  Net investment income (loss) ........       (0.08)        (0.07)     (0.07)     (0.01)      0.08      0.14
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (6.31)         3.97       5.97       6.30       4.88      2.17
                                           --------      --------   --------   --------   --------   -------
    Total from Investment Activities...       (6.39)         3.90       5.90       6.29       4.96      2.31
                                           --------      --------   --------   --------   --------   -------
Distributions:
  Net investment income ...............          --            --         --         --      (0.07)    (0.14)
  In excess of net investment
    income ............................          --            --         --      (0.01)        --        --
  Net realized gains ..................       (0.90)        (3.34)     (2.36)     (2.88)     (0.80)    (0.17)
                                           --------      --------   --------   --------   --------   -------
    Total Distributions ...............       (0.90)        (3.34)     (2.36)     (2.89)     (0.87)    (0.31)
                                           --------      --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.........    $  20.13      $  27.42   $  26.86   $  23.32   $  19.92   $ 15.83
                                           ========      ========   ========   ========   ========   =======
Total Return (Excludes Sales Charge)...      (24.06)%(a)    14.99%     28.43%     35.43%     32.57%    16.85%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $504,585      $662,088   $447,209   $199,052   $125,910   $75,114
  Ratio of expenses to average net
    assets ............................        1.19%(b)      1.19%      1.21%      1.24%      1.24%     1.21%
  Ratio of net investment income to
    average net assets ................       (0.64)%(b)    (0.38)%    (0.43)%    (0.04)%     0.44%     0.95%
  Ratio of expenses to average net
    assets* ...........................        1.19%(b)      1.29%      1.31%      1.34%      1.32%     1.34%
  Portfolio turnover (c) ..............       30.51%       123.21%     86.34%    117.34%     57.17%    35.51%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               LARGE CAP GROWTH FUND
                                         -------------------------------------------------------------------
                                                                   CLASS B SHARES
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ---------------------------------------------------
                                             2000          2000       1999       1998       1997      1996
                                         ------------    --------   --------   --------   --------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  26.14      $  25.92   $  22.73   $  19.61   $  15.63   $ 13.63
                                           --------      --------   --------   --------   --------   -------
Investment Activities:
  Net investment income (loss) ........       (0.15)        (0.15)     (0.09)     (0.10)     (0.04)     0.05
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (6.00)         3.71       5.64       6.10       4.82      2.17
                                           --------      --------   --------   --------   --------   -------
    Total from Investment Activities...       (6.15)         3.56       5.55       6.00       4.78      2.22
                                           --------      --------   --------   --------   --------   -------
Distributions:
  Net investment income ...............          --            --         --         --         --     (0.05)
  Net realized gains ..................       (0.90)        (3.34)     (2.36)     (2.88)     (0.80)    (0.17)
                                           --------      --------   --------   --------   --------   -------
    Total Distributions ...............       (0.90)        (3.34)     (2.36)     (2.88)     (0.80)    (0.22)
                                           --------      --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.........    $  19.09      $  26.14   $  25.92   $  22.73   $  19.61   $ 15.63
                                           ========      ========   ========   ========   ========   =======
Total Return (Excludes Sales Charge)...      (24.33)%(a)    14.16%     27.54%     34.39%     31.74%    16.41%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $750,260      $978,576   $617,672   $280,563   $132,268   $56,261
  Ratio of expenses to average net
    assets ............................        1.94%(b)      1.94%      1.96%      1.99%      2.00%     1.96%
  Ratio of net investment income to
    average net assets ................       (1.39)%(b)    (1.13)%    (0.98)%    (0.80)%    (0.33)%    0.20%
  Ratio of expenses to average net
    assets* ...........................        1.94%(b)      1.94%      1.96%      1.99%      2.00%     1.99%
  Portfolio turnover (c) ..............       30.51%       123.21%     86.34%    117.34%     57.17%    35.51%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE CAP GROWTH FUND
                                                              ---------------------------------------------
                                                                             CLASS C SHARES
                                                              ---------------------------------------------
                                                               SIX MONTHS       YEAR ENDED      NOVEMBER 4,
                                                                 ENDED           JUNE 30,         1997 TO
                                                              DECEMBER 31,   ----------------    JUNE 30,
                                                                  2000        2000      1999     1998 (a)
                                                              ------------   -------   ------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 25.91      $ 25.71   $22.57     $ 18.98
                                                                -------      -------   ------     -------
Investment Activities:
  Net investment income (loss) .............................      (0.16)       (0.10)   (0.04)      (0.06)
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (5.94)        3.64     5.54        4.99
                                                                -------      -------   ------     -------
     Total from Investment Activities ......................      (6.10)        3.54     5.50        4.93
                                                                -------      -------   ------     -------
Distributions:
  Net realized gains .......................................      (0.90)       (3.34)   (2.36)      (1.34)
                                                                -------      -------   ------     -------
NET ASSET VALUE, END OF PERIOD..............................    $ 18.91      $ 25.91   $25.71     $ 22.57
                                                                =======      =======   ======     =======
Total Return (Excludes Sales Charge) .......................    (24.35)%(b)    14.20%   27.52%      27.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $45,312      $55,682   $8,328     $   492
  Ratio of expenses to average net assets ..................       1.94%(c)     1.95%    1.95%       1.98%(c)
  Ratio of net investment income to average net assets .....      (1.39)%(c)   (1.17)%  (0.94)%     (0.87)%(c)
  Ratio of expenses to average net assets* .................       1.94%(c)     1.95%    1.95%       1.98%(c)
  Portfolio turnover (d) ...................................      30.51%      123.21%   86.34%     117.34%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  LARGE CAP VALUE FUND
                                         ------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                         ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                          YEAR ENDED JUNE 30,
                                         DECEMBER 31,    --------------------------------------------------------
                                             2000           2000         1999        1998       1997       1996
                                         ------------    ----------   ----------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    15.50     $    18.09   $    16.70   $  14.79   $  12.83   $  12.87
                                          ----------     ----------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........         0.06           0.13         0.18       0.21       0.27       0.31
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................         1.54          (1.10)        2.44       2.84       3.01       1.20
                                          ----------     ----------   ----------   --------   --------   --------
    Total from Investment Activities...         1.60          (0.97)        2.62       3.05       3.28       1.51
                                          ----------     ----------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............        (0.06)         (0.13)       (0.18)     (0.21)     (0.26)     (0.31)
  Net realized gains ..................        (0.39)         (1.49)       (1.05)     (0.93)     (1.06)     (1.24)
                                          ----------     ----------   ----------   --------   --------   --------
    Total Distributions ...............        (0.45)         (1.62)       (1.23)     (1.14)     (1.32)     (1.55)
                                          ----------     ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    16.65     $    15.50   $    18.09   $  16.70   $  14.79   $  12.83
                                          ==========     ==========   ==========   ========   ========   ========
Total Return...........................        10.43%(a)      (5.64)%      17.26%     21.46%     27.10%     12.71%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $1,611,774     $1,474,666   $1,095,686   $792,649   $686,156   $584,527
  Ratio of expenses to average net
    assets ............................         0.96%(b)       0.96%        0.95%      0.95%      0.97%      0.97%
  Ratio of net investment income to
    average net assets ................         0.73%(b)       0.82%        1.15%      1.34%      1.99%      2.43%
  Ratio of expenses to average net
    assets* ...........................         0.96%(b)       0.96%        0.95%      0.95%      0.97%      0.98%
  Portfolio turnover (c) ..............        68.64%        131.95%       40.69%     47.35%     77.05%    186.84%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LARGE CAP VALUE FUND
                                         -------------------------------------------------------------
                                                                CLASS A SHARES
                                         -------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                    YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------
                                             2000        2000      1999      1998      1997      1996
                                         ------------   -------   -------   -------   -------   ------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..    $ 15.61      $ 18.24   $ 16.77   $ 14.85   $ 12.87   $12.89
                                           -------      -------   -------   -------   -------   ------
Investment Activities:
  Net investment income (loss) ........       0.03         0.09      0.14      0.18      0.23     0.27
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       1.56        (1.14)     2.52      2.84      3.04     1.22
                                           -------      -------   -------   -------   -------   ------
    Total from Investment Activities...       1.59        (1.05)     2.66      3.02      3.27     1.49
                                           -------      -------   -------   -------   -------   ------
Distributions:
  Net investment income ...............      (0.04)       (0.09)    (0.14)    (0.17)    (0.23)   (0.27)
  Net realized gains ..................      (0.39)       (1.49)    (1.05)    (0.93)    (1.06)   (1.24)
                                           -------      -------   -------   -------   -------   ------
    Total Distributions ...............      (0.43)       (1.58)    (1.19)    (1.10)    (1.29)   (1.51)
                                           -------      -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD ........    $ 16.77      $ 15.61   $ 18.24   $ 16.77   $ 14.85   $12.87
                                           =======      =======   =======   =======   =======   ======
Total Return (Excludes Sales Charge)...      10.29%(a)    (6.06)%   17.39%    21.14%    26.90%   12.40%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $55,644      $45,190   $28,448   $15,699   $14,832   $9,380
  Ratio of expenses to average net
    assets ............................       1.21%(b)     1.21%     1.20%     1.20%     1.22%    1.22%
  Ratio of net investment income to
    average net assets ................       0.48%(b)     0.56%     0.90%     1.10%     1.72%    2.18%
  Ratio of expenses to average net
    assets* ...........................       1.21%(b)     1.31%     1.30%     1.30%     1.31%    1.33%
  Portfolio turnover (c) ..............      68.64%      131.95%    40.69%    47.35%    77.05%  186.84%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                CLASS B SHARES
                                         ------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                    YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ---------------------------------------------
                                             2000        2000      1999      1998      1997     1996
                                         ------------   -------   -------   -------   ------   ------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 15.61      $ 18.25   $ 16.84   $ 14.95   $12.98   $12.96
                                           -------      -------   -------   -------   ------   ------
Investment Activities:
  Net investment income (loss) ........      (0.02)       (0.02)     0.03      0.07     0.14     0.18
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       1.54        (1.12)     2.48      2.84     3.04     1.26
                                           -------      -------   -------   -------   ------   ------
    Total from Investment Activities...       1.52        (1.14)     2.51      2.91     3.18     1.44
                                           -------      -------   -------   -------   ------   ------
Distributions:
  Net investment income ...............         --        (0.01)    (0.05)    (0.09)   (0.15)   (0.18)
  Net realized gains ..................      (0.39)       (1.49)    (1.05)    (0.93)   (1.06)   (1.24)
                                           -------      -------   -------   -------   ------   ------
    Total Distributions ...............      (0.39)       (1.50)    (1.10)    (1.02)   (1.21)   (1.42)
                                           -------      -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD.........    $ 16.74      $ 15.61   $ 18.25   $ 16.84   $14.95   $12.98
                                           =======      =======   =======   =======   ======   ======
Total Return (Excludes Sales Charge)...       9.83%(a)    (6.56)%   16.30%    20.18%   25.86%   11.95%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $29,279      $25,795   $24,877   $17,154   $9,288   $4,135
  Ratio of expenses to average net
    assets ............................       1.96%(b)     1.96%     1.95%     1.95%    1.97%    1.97%
  Ratio of net investment income to
    average net assets ................      (0.27)%(b)   (0.18)%    0.15%     0.33%    0.96%    1.43%
  Ratio of expenses to average net
    assets* ...........................       1.96%(b)     1.96%     1.95%     1.95%    1.97%    1.98%
  Portfolio turnover (c) ..............      68.64%      131.95%    40.69%    47.35%   77.05%  186.84%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LARGE CAP VALUE FUND
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (a)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $15.58      $ 18.24     $16.96
                                                                 ------      -------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.02)       (0.01)      0.03
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       1.55        (1.15)      1.28
                                                                 ------      -------     ------
     Total from Investment Activities ......................       1.53        (1.16)      1.31
                                                                 ------      -------     ------
Distributions:
  Net investment income ....................................         --        (0.01)     (0.03)
  Net realized gains .......................................      (0.39)       (1.49)        --
                                                                 ------      -------     ------
     Total Distributions ...................................      (0.39)       (1.50)     (0.03)
                                                                 ------      -------     ------
NET ASSET VALUE, END OF PERIOD..............................     $16.72      $ 15.58     $18.24
                                                                 ======      =======     ======
Total Return (Excludes Sales Charge) .......................       9.92%(b)    (6.63)%     7.74%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $3,128      $ 2,536     $  135
  Ratio of expenses to average net assets ..................       1.96%(c)     1.96%      1.95%(c)
  Ratio of net investment income to average net assets .....      (0.27)%(c)   (0.16)%     0.34%(c)
  Portfolio turnover (d) ...................................      68.64%      131.95%     40.69%

------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  EQUITY INCOME FUND
                                         ---------------------------------------------------------------------
                                                                    CLASS I SHARES
                                         ---------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ------------------------------------------------------
                                             2000         2000        1999        1998       1997       1996
                                         ------------   --------   ----------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.25     $  24.50   $    24.07   $  21.93   $  17.65   $  15.13
                                           --------     --------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........        0.15         0.33         0.31       0.32       0.36       0.40
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        1.79        (2.32)        2.11       4.36       4.89       3.22
                                           --------     --------   ----------   --------   --------   --------
    Total from Investment Activities...        1.94        (1.99)        2.42       4.68       5.25       3.62
                                           --------     --------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............       (0.15)       (0.32)       (0.31)     (0.31)     (0.36)     (0.40)
  Net realized gains ..................       (2.52)       (0.94)       (1.68)     (2.23)     (0.61)     (0.70)
                                           --------     --------   ----------   --------   --------   --------
    Total Distributions ...............       (2.67)       (1.26)       (1.99)     (2.54)     (0.97)     (1.10)
                                           --------     --------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  20.52     $  21.25   $    24.50   $  24.07   $  21.93   $  17.65
                                           ========     ========   ==========   ========   ========   ========
Total Return ..........................        9.61%(a)    (8.34)%      11.29%     23.18%     30.90%     24.53%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $491,478     $584,810   $1,120,181   $691,878   $649,007   $321,827
  Ratio of expenses to average net
    assets ............................        0.98%(b)     0.91%        0.91%      1.00%      1.00%      0.98%
  Ratio of net investment income to
    average net assets ................        1.41%(b)     1.44%        1.40%      1.39%      1.91%      2.44%
  Ratio of expenses to average net
    assets* ...........................        0.98%(b)     1.01%        0.98%      1.00%      1.00%      1.01%
  Portfolio turnover (c) ..............        2.70%       15.82%       16.22%     14.64%     28.18%     14.92%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                EQUITY INCOME FUND
                                         -----------------------------------------------------------------
                                                                  CLASS A SHARES
                                         -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,   --------------------------------------------------
                                             2000         2000       1999       1998      1997      1996
                                         ------------   --------   --------   --------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.19     $  24.45   $  24.04   $  21.90   $ 17.64   $ 15.11
                                           --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.12         0.25       0.27       0.25      0.31      0.38
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        1.79        (2.31)      2.08       4.37      4.87      3.20
                                           --------     --------   --------   --------   -------   -------
    Total from Investment Activities...        1.91        (2.06)      2.35       4.62      5.18      3.58
                                           --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income ...............       (0.12)       (0.26)     (0.26)     (0.25)    (0.31)    (0.35)
  Net realized gains ..................       (2.52)       (0.94)     (1.68)     (2.23)    (0.61)    (0.70)
                                           --------     --------   --------   --------   -------   -------
    Total Distributions ...............       (2.64)       (1.20)     (1.94)     (2.48)    (0.92)    (1.05)
                                           --------     --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  20.46     $  21.19   $  24.45   $  24.04   $ 21.90   $ 17.64
                                           ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge)...        9.50%(a)    (8.61)%    10.94%     22.91%    30.39%    24.23%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $105,290     $102,783   $135,420   $117,682   $78,976   $44,284
  Ratio of expenses to average net
    assets ............................        1.23%(b)     1.16%      1.18%      1.25%     1.25%     1.23%
  Ratio of net investment income to
    average net assets ................        1.16%(b)     1.17%      1.17%      1.15%     1.65%     2.19%
  Ratio of expenses to average net
    assets* ...........................        1.23%(b)     1.35%      1.34%      1.35%     1.34%     1.36%
  Portfolio turnover (c) ..............        2.70%       15.82%     16.22%     14.64%    28.18%    14.92%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                EQUITY INCOME FUND
                                         -----------------------------------------------------------------
                                                                  CLASS B SHARES
                                         -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,   --------------------------------------------------
                                             2000         2000       1999       1998      1997      1996
                                         ------------   --------   --------   --------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.23     $  24.50   $  24.08   $  21.95   $ 17.68   $ 15.14
                                           --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.05         0.09       0.09       0.26      0.17      0.24
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        1.78        (2.30)      2.10       4.36      4.89      3.23
                                           --------     --------   --------   --------   -------   -------
    Total from Investment Activities...        1.83        (2.21)      2.19       4.62      5.06      3.47
                                           --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income ...............       (0.06)       (0.12)     (0.09)     (0.26)    (0.18)    (0.23)
  Net realized gains ..................       (2.52)       (0.94)     (1.68)     (2.23)    (0.61)    (0.70)
                                           --------     --------   --------   --------   -------   -------
    Total Distributions ...............       (2.58)       (1.06)     (1.77)     (2.49)    (0.79)    (0.93)
                                           --------     --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  20.48     $  21.23   $  24.50   $  24.08   $ 21.95   $ 17.68
                                           ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge)...        9.04%(a)    (9.22)%    10.18%     21.97%    29.48%    23.41%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $141,060     $142,259   $197,016   $165,813   $79,518   $29,169
  Ratio of expenses to average net
    assets ............................        1.98%(b)     1.91%      1.93%      1.99%     2.00%     1.98%
  Ratio of net investment income to
    average net assets ................        0.41%(b)     0.43%      0.40%      0.39%     0.89%     1.44%
  Ratio of expenses to average net
    assets* ...........................        1.98%(b)     2.00%      1.99%      1.99%     2.00%     2.01%
  Portfolio turnover (c) ..............        2.70%       15.82%     16.22%     14.64%    28.18%    14.92%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           EQUITY INCOME FUND
                                                              --------------------------------------------
                                                                             CLASS C SHARES
                                                              --------------------------------------------
                                                               SIX MONTHS      YEAR ENDED      NOVEMBER 4,
                                                                 ENDED          JUNE 30,         1997 TO
                                                              DECEMBER 31,   ---------------    JUNE 30,
                                                                  2000        2000     1999     1998 (a)
                                                              ------------   ------   ------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $21.26      $24.51   $24.08     $21.40
                                                                 ------      ------   ------     ------
Investment Activities:
  Net investment income (loss) .............................       0.05        0.09     0.10       0.06
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       1.76       (2.27)    2.11       3.39
                                                                 ------      ------   ------     ------
     Total from Investment Activities ......................       1.81       (2.18)    2.21       3.45
                                                                 ------      ------   ------     ------
Distributions:
  Net investment income ....................................      (0.06)      (0.13)   (0.10)     (0.07)
  Net realized gains .......................................      (2.52)      (0.94)   (1.68)     (0.70)
                                                                 ------      ------   ------     ------
     Total Distributions ...................................      (2.58)      (1.07)   (1.78)     (0.77)
                                                                 ------      ------   ------     ------
NET ASSET VALUE, END OF PERIOD..............................     $20.49      $21.26   $24.51     $24.08
                                                                 ======      ======   ======     ======
Total Return (Excludes Sales Charge) .......................       8.94%(b)   (9.10)%  10.24%     16.57%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $1,447      $1,215   $  658     $  795
  Ratio of expenses to average net assets ..................       1.98%(c)    1.94%    1.94%      1.98%(c)
  Ratio of net investment income to average net assets .....       0.41%(c)    0.37%    0.36%      0.38%(c)
  Ratio of expenses to average net assets* .................       1.98%(c)    2.01%    1.99%      1.98%(c)
  Portfolio turnover (d) ...................................       2.70%      15.82%   16.22%     14.64%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 DIVERSIFIED EQUITY FUND
                                         -------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                         -------------------------------------------------------------------------
                                          SIX MONTHS                                                     MARCH 26,
                                            ENDED                     YEAR ENDED JUNE 30,                 1996 TO
                                         DECEMBER 31,    ---------------------------------------------   JUNE 30,
                                             2000           2000         1999        1998       1997     1996 (a)
                                         ------------    ----------   ----------   --------   --------   ---------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    15.05     $    15.19   $    13.51   $  11.51   $  10.39   $  10.00
                                          ----------     ----------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........         0.01           0.03         0.05       0.08       0.11       0.03
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        (0.91)          0.72         2.52       3.36       2.85       0.39
                                          ----------     ----------   ----------   --------   --------   --------
    Total from Investment Activities...        (0.90)          0.75         2.57       3.44       2.96       0.42
                                          ----------     ----------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............        (0.01)         (0.02)       (0.05)     (0.08)     (0.11)     (0.03)
  Net realized gains ..................        (0.24)         (0.87)       (0.84)     (1.36)     (1.73)        --
                                          ----------     ----------   ----------   --------   --------   --------
    Total Distributions ...............        (0.25)         (0.89)       (0.89)     (1.44)     (1.84)     (0.03)
                                          ----------     ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    13.90     $    15.05   $    15.19   $  13.51   $  11.51   $  10.39
                                          ==========     ==========   ==========   ========   ========   ========
Total Return ..........................        (6.09)%(b)      5.23%       20.72%     32.26%     31.97%     10.49%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $1,777,636     $1,895,968   $2,089,940   $630,340   $430,837   $191,212
  Ratio of expenses to average net
    assets ............................         0.95%(d)       0.95%        0.95%      0.98%      0.98%      0.95%(d)
  Ratio of net investment income to
    average net assets ................         0.22%(d)       0.20%        0.42%      0.66%      1.06%      1.13%(d)
  Ratio of expenses to average net
    assets* ...........................         0.95%(d)       0.95%        0.95%      0.98%      1.00%      1.04%(d)
  Portfolio turnover (e) ..............         4.57%         37.98%       50.82%     62.37%    113.17%     65.21%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from date reorganized as a fund of One Group Mutual Funds.

(b) Not annualized.

(c) Represents total return for Class A Shares from December 1, 1995, through March 25, 1996, plus total return for Class I Shares for the period from March 26, 1996, through June 30, 1996.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     DIVERSIFIED EQUITY FUND
                                         ---------------------------------------------------------------------------------
                                                                          CLASS A SHARES
                                         ---------------------------------------------------------------------------------
                                                                                                    SEVEN
                                          SIX MONTHS                                                MONTHS        YEAR
                                            ENDED                  YEAR ENDED JUNE 30,              ENDED        ENDED
                                         DECEMBER 31,    ---------------------------------------   JUNE 30,   NOVEMBER 30,
                                             2000          2000       1999      1998      1997     1996 (a)       1995
                                         ------------    --------   --------   -------   -------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  15.00      $  15.16   $  13.50   $ 11.50   $ 10.39   $ 11.15      $   9.00
                                           --------      --------   --------   -------   -------   -------      --------
Investment Activities:
  Net investment income (loss) ........       (0.01)           --       0.02      0.05      0.09      0.94          0.12
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (0.90)         0.72       2.51      3.36      2.83      0.08          2.44
                                           --------      --------   --------   -------   -------   -------      --------
    Total from Investment Activities...       (0.91)         0.72       2.53      3.41      2.92      1.02          2.56
                                           --------      --------   --------   -------   -------   -------      --------
Distributions:
  Net investment income ...............          --         (0.01)     (0.03)    (0.05)    (0.08)    (0.94)        (0.12)
  In excess of net investment
    income ............................          --            --         --        --        --     (0.01)           --
  Net realized gains ..................       (0.24)        (0.87)     (0.84)    (1.36)    (1.73)    (0.83)        (0.29)
                                           --------      --------   --------   -------   -------   -------      --------
    Total Distributions ...............       (0.24)        (0.88)     (0.87)    (1.41)    (1.81)    (1.78)        (0.41)
                                           --------      --------   --------   -------   -------   -------      --------
NET ASSET VALUE, END OF PERIOD.........    $  13.85      $  15.00   $  15.16   $ 13.50   $ 11.50   $ 10.39      $  11.15
                                           ========      ========   ========   =======   =======   =======      ========
Total Return (Excludes Sales Charge)...       (6.18)%(b)     4.97%     20.36%    31.96%    31.53%    10.40%(b)     29.57%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $257,879      $298,378   $340,736   $80,500   $47,306   $35,984      $217,978
  Ratio of expenses to average net
    assets ............................        1.20%(c)      1.20%      1.20%     1.23%     1.23%     0.97%(c)      0.95%
  Ratio of net investment income to
    average net assets ................       (0.03)%(c)    (0.05)%     0.10%     0.40%     0.83%     0.85%(c)      1.25%
  Ratio of expenses to average net
    assets* ...........................        1.20%(c)      1.30%      1.30%     1.33%     1.34%     1.05%(c)      0.95%
  Portfolio turnover (d) ..............        4.57%        37.98%     50.82%    62.37%   113.17%    65.21%        77.00%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Value Growth Fund became the Diversified Equity Fund. The Financial Highlights for the periods prior to March 26, 1996, represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    DIVERSIFIED EQUITY FUND
                                         ------------------------------------------------------------------------------
                                                                         CLASS B SHARES
                                         ------------------------------------------------------------------------------
                                                                                                 SEVEN
                                          SIX MONTHS                                             MONTHS        YEAR
                                            ENDED                YEAR ENDED JUNE 30,             ENDED        ENDED
                                         DECEMBER 31,   -------------------------------------   JUNE 30,   NOVEMBER 30,
                                             2000        2000      1999      1998      1997     1996 (a)       1995
                                         ------------   -------   -------   -------   -------   --------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 14.70      $ 14.97   $ 13.40   $ 11.47   $ 10.39    $11.16       $ 9.01
                                           -------      -------   -------   -------   -------    ------       ------
Investment Activities:
  Net investment income (loss) ........      (0.05)       (0.10)    (0.07)    (0.02)     0.01      0.91         0.05
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (0.89)        0.70      2.48      3.31      2.82      0.07         2.46
                                           -------      -------   -------   -------   -------    ------       ------
    Total from Investment Activities...      (0.94)        0.60      2.41      3.29      2.83      0.98         2.51
                                           -------      -------   -------   -------   -------    ------       ------
Distributions:
  Net investment income ...............         --           --        --        --     (0.02)    (0.91)       (0.07)
  In excess of net investment
    income ............................         --           --        --        --        --     (0.01)          --
  Net realized gains ..................      (0.24)       (0.87)    (0.84)    (1.36)    (1.73)    (0.83)       (0.29)
                                           -------      -------   -------   -------   -------    ------       ------
    Total Distributions ...............      (0.24)       (0.87)    (0.84)    (1.36)    (1.75)    (1.75)       (0.36)
                                           -------      -------   -------   -------   -------    ------       ------
NET ASSET VALUE, END OF PERIOD.........    $ 13.52      $ 14.70   $ 14.97   $ 13.40   $ 11.47    $10.39       $11.16
                                           =======      =======   =======   =======   =======    ======       ======
Total Return (Excludes Sales Charge)...      (6.53)%(b)    4.23%    19.52%    30.89%    30.52%     9.96%(b)    28.74%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $50,586      $55,227   $52,004   $25,501   $10,517    $4,673       $2,923
  Ratio of expenses to average net
    assets ............................       1.95%(c)     1.95%     1.96%     1.98%     1.98%     1.86%(c)     1.70%
  Ratio of net investment income to
    average net assets ................      (0.78)%(c)   (0.80)%   (0.80)%   (0.35)%    0.07%     0.13%(c)     0.38%
  Ratio of expenses to average net
    assets* ...........................       1.95%(c)     1.95%     1.96%     1.98%     2.00%     1.94%(c)     1.70%
  Portfolio turnover (d) ..............       4.57%       37.98%    50.82%    62.37%   113.17%    65.21%       77.00%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Value Growth Fund became the Diversified Equity Fund. The Financial Highlights for the periods prior to March 26, 1996, represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         DIVERSIFIED EQUITY FUND
                                                              ---------------------------------------------
                                                                             CLASS C SHARES
                                                              ---------------------------------------------
                                                               SIX MONTHS       YEAR ENDED      NOVEMBER 4,
                                                                 ENDED           JUNE 30,         1997 TO
                                                              DECEMBER 31,   ----------------    JUNE 30,
                                                                  2000        2000      1999     1998 (a)
                                                              ------------   -------   ------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 14.80      $ 15.06   $13.47     $11.76
                                                                -------      -------   ------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.04)       (0.08)   (0.03)        --
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (0.90)        0.69     2.46       2.35
                                                                -------      -------   ------     ------
     Total from Investment Activities ......................      (0.94)        0.61     2.43       2.35
                                                                -------      -------   ------     ------
Distributions:
  Net investment income ....................................         --           --       --      (0.01)
  Net realized gains .......................................      (0.24)       (0.87)   (0.84)     (0.63)
                                                                -------      -------   ------     ------
     Total Distributions ...................................      (0.24)       (0.87)   (0.84)     (0.64)
                                                                -------      -------   ------     ------
NET ASSET VALUE, END OF PERIOD..............................    $ 13.62      $ 14.80   $15.06     $13.47
                                                                =======      =======   ======     ======
Total Return (Excludes Sales Charge) .......................      (6.49)%(b)    4.27%   19.57%     20.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $18,233      $16,780   $8,058     $1,234
  Ratio of expenses to average net assets ..................       1.95%(c)     1.95%    1.96%      1.99%(c)
  Ratio of net investment income to average net assets .....      (0.78)%(c)   (0.82)%  (0.57)%    (0.43)%(c)
  Portfolio turnover (d) ...................................       4.57%       37.98%   50.82%     62.37%

------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   BALANCED FUND
                                         -----------------------------------------------------------------
                                                                  CLASS I SHARES
                                         -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,   --------------------------------------------------
                                             2000         2000       1999       1998      1997      1996
                                         ------------   --------   --------   --------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 13.99      $  14.13   $  13.80   $  12.98   $ 11.71   $ 10.73
                                           -------      --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss) ........       0.19          0.40       0.34       0.40      0.43      0.41
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (0.36)         0.38       1.28       2.24      1.81      1.16
                                           -------      --------   --------   --------   -------   -------
    Total from Investment Activities...      (0.17)         0.78       1.62       2.64      2.24      1.57
                                           -------      --------   --------   --------   -------   -------
Distributions:
  Net investment income ...............      (0.18)        (0.39)     (0.34)     (0.39)    (0.43)    (0.41)
  Net realized gains ..................         --         (0.53)     (0.95)     (1.43)    (0.54)    (0.18)
                                           -------      --------   --------   --------   -------   -------
    Total Distributions ...............      (0.18)        (0.92)     (1.29)     (1.82)    (0.97)    (0.59)
                                           -------      --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $ 13.64      $  13.99   $  14.13   $  13.80   $ 12.98   $ 11.71
                                           =======      ========   ========   ========   =======   =======
Total Return ..........................      (1.20)%(a)     5.74%     12.74%     22.12%    20.16%    14.87%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $95,248      $139,496   $229,008   $105,243   $94,971   $50,323
  Ratio of expenses to average net
    assets ............................       0.89%(b)      0.88%      0.85%      0.85%     0.80%     0.94%
  Ratio of net investment income to
    average net assets ................       2.58%(b)      2.81%      2.59%      3.03%     3.55%     3.58%
  Ratio of expenses to average net
    assets* ...........................       0.90%(b)      0.98%      0.95%      1.03%     1.00%     1.19%
  Portfolio turnover (c) ..............      14.05%        57.08%     85.81%     46.04%    80.96%    73.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  BALANCED FUND
                                         ---------------------------------------------------------------
                                                                 CLASS A SHARES
                                         ---------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                     YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ------------------------------------------------
                                             2000         2000      1999      1998      1997      1996
                                         ------------   --------   -------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  14.00     $  14.14   $ 13.81   $ 13.00   $ 11.72   $ 10.74
                                           --------     --------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.16         0.34      0.31      0.36      0.39      0.37
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (0.34)        0.40      1.28      2.24      1.83      1.16
                                           --------     --------   -------   -------   -------   -------
    Total from Investment Activities...       (0.18)        0.74      1.59      2.60      2.22      1.53
                                           --------     --------   -------   -------   -------   -------
Distributions:
  Net investment income ...............       (0.17)       (0.35)    (0.31)    (0.36)    (0.40)    (0.37)
  Net realized gains ..................          --        (0.53)    (0.95)    (1.43)    (0.54)    (0.18)
                                           --------     --------   -------   -------   -------   -------
    Total Distributions ...............       (0.17)       (0.88)    (1.26)    (1.79)    (0.94)    (0.55)
                                           --------     --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  13.65     $  14.00   $ 14.14   $ 13.81   $ 13.00   $ 11.72
                                           ========     ========   =======   =======   =======   =======
Total Return (Excludes Sales Charge)...       (1.33)%(a)     5.48%   12.45%    21.71%    19.85%    14.48%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $135,489     $135,367   $80,819   $50,456   $31,379   $17,849
  Ratio of expenses to average net
    assets ............................        1.14%(b)     1.13%     1.10%     1.10%     1.05%     1.19%
  Ratio of net investment income to
    average net assets ................        2.33%(b)     2.53%     2.33%     2.77%     3.30%     3.33%
  Ratio of expenses to average net
    assets* ...........................        1.15%(b)     1.34%     1.30%     1.38%     1.34%     1.54%
  Portfolio turnover (c) ..............       14.05%       57.08%    85.81%    46.04%    80.96%    73.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   BALANCED FUND
                                         -----------------------------------------------------------------
                                                                  CLASS B SHARES
                                         -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,   --------------------------------------------------
                                             2000         2000       1999       1998      1997      1996
                                         ------------   --------   --------   --------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  14.06     $  14.20   $  13.87   $  13.04   $ 11.76   $ 10.76
                                           --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.10         0.25       0.21       0.26      0.30      0.28
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (0.34)        0.39       1.28       2.26      1.83      1.18
                                           --------     --------   --------   --------   -------   -------
    Total from Investment Activities...       (0.24)        0.64       1.49       2.52      2.13      1.46
                                           --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income ...............       (0.11)       (0.25)     (0.21)     (0.26)    (0.31)    (0.28)
  Net realized gains ..................          --        (0.53)     (0.95)     (1.43)    (0.54)    (0.18)
                                           --------     --------   --------   --------   -------   -------
    Total Distributions ...............       (0.11)       (0.78)     (1.16)     (1.69)    (0.85)    (0.46)
                                           --------     --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  13.71     $  14.06   $  14.20   $  13.87   $ 13.04   $ 11.76
                                           ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge)...       (1.70)%(a)     4.67%    11.59%     20.95%    18.90%    13.79%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $291,330     $298,355   $238,490   $114,957   $43,900   $18,575
  Ratio of expenses to average net
    assets ............................        1.89%(b)     1.88%      1.85%      1.85%     1.81%     1.94%
  Ratio of net investment income to
    average net assets ................        1.58%(b)     1.79%      1.58%      2.01%     2.54%     2.58%
  Ratio of expenses to average net
    assets* ...........................        1.90%(b)     1.99%      1.95%      2.03%     2.01%     2.19%
  Portfolio turnover (c) ..............       14.05%       57.08%     85.81%     46.04%    80.96%    73.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      BALANCED FUND
                                                                --------------------------
                                                                      CLASS C SHARES
                                                                --------------------------
                                                                 SIX MONTHS       MAY 30,
                                                                   ENDED          2000 TO
                                                                DECEMBER 31,      JUNE 30,
                                                                    2000          2000 (a)
                                                                ------------      --------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $14.06          $13.75
                                                                   ------          ------
Investment Activities:
  Net investment income (loss) .............................         0.12            0.01
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................        (0.35)           0.33
                                                                   ------          ------
     Total from Investment Activities ......................        (0.23)           0.34
                                                                   ------          ------
Distributions:
  Net investment income ....................................        (0.12)         (0.03)
                                                                   ------          ------
NET ASSET VALUE, END OF PERIOD..............................       $13.71          $14.06
                                                                   ======          ======
Total Return (Excludes Sales Charge) .......................       (1.67)%(b)        2.44%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................       $1,411          $  763
  Ratio of expenses to average net assets ..................         1.89%(c)        1.89%(c)
  Ratio of net investment income to average net assets .....         1.58%(c)        1.25%(c)
  Ratio of expenses to average net assets* .................         1.90%(c)        2.01%(c)
  Portfolio turnover (d) ...................................        14.05%          57.08%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     EQUITY INDEX FUND
                                         -------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                         -------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                            YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2000            2000         1999        1998       1997       1996
                                         ------------     ----------   ----------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    33.21      $    31.79   $    27.16   $  21.80   $  16.66   $  14.03
                                          ----------      ----------   ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........         0.14            0.31         0.31       0.33       0.35       0.33
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................        (3.06)           1.86         5.54       5.98       5.27       3.16
                                          ----------      ----------   ----------   --------   --------   --------
    Total from Investment Activities...        (2.92)           2.17         5.85       6.31       5.62       3.49
                                          ----------      ----------   ----------   --------   --------   --------
Distributions:
  Net investment income ...............        (0.13)          (0.30)       (0.30)     (0.32)     (0.33)     (0.33)
  In excess of net investment
    income ............................           --             --           --         --         --       (0.01)
  Net realized gains ..................           --           (0.45)       (0.92)     (0.63)     (0.15)     (0.52)
                                          ----------      ----------   ----------   --------   --------   --------
    Total Distributions ...............        (0.13)          (0.75)       (1.22)     (0.95)     (0.48)     (0.86)
                                          ----------      ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    30.16      $    33.21   $    31.79   $  27.16   $  21.80   $  16.66
                                          ==========      ==========   ==========   ========   ========   ========
Total Return ..........................        (8.80)%(a)       6.86%       22.50%     29.73%     34.30%     25.47%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...   $1,789,013      $1,987,505   $1,855,947   $671,422   $480,819   $321,058
  Ratio of expenses to average net
    assets ............................         0.35%(b)        0.35%        0.35%      0.35%      0.30%      0.30%
  Ratio of net investment income to
    average net assets ................         0.86%(b)        0.95%        1.14%      1.37%      1.87%      2.18%
  Ratio of expenses to average net
    assets* ...........................         0.38%(b)        0.57%        0.57%      0.62%      0.61%      0.59%
  Portfolio turnover (c) ..............         4.12%           7.89%        5.37%      4.32%      5.81%      9.08%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 EQUITY INDEX FUND
                                         ------------------------------------------------------------------
                                                                  CLASS A SHARES
                                         ------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,    --------------------------------------------------
                                             2000          2000       1999       1998      1997      1996
                                         ------------    --------   --------   --------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  33.20      $  31.78   $  27.15   $  21.81   $ 16.67   $ 14.02
                                           --------      --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss) ........        0.09          0.22       0.22       0.26      0.29      0.27
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (3.05)         1.87       5.56       5.97      5.28      3.18
                                           --------      --------   --------   --------   -------   -------
    Total from Investment Activities...       (2.96)         2.09       5.78       6.23      5.57      3.45
                                           --------      --------   --------   --------   -------   -------
Distributions:
  Net investment income ...............       (0.09)        (0.22)     (0.23)     (0.26)    (0.28)    (0.27)
  In excess of net investment
    income ............................          --            --         --         --        --     (0.01)
  Net realized gains ..................          --         (0.45)     (0.92)     (0.63)    (0.15)    (0.52)
                                           --------      --------   --------   --------   -------   -------
    Total Distributions ...............       (0.09)        (0.67)     (1.15)     (0.89)    (0.43)    (0.80)
                                           --------      --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  30.15      $  33.20   $  31.78   $  27.15   $ 21.81   $ 16.67
                                           ========      ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge)...       (8.92)%(a)     6.61%     22.22%     29.33%    33.94%    25.16%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $765,966      $903,371   $732,325   $218,518   $98,338   $32,186
  Ratio of expenses to average net
    assets ............................        0.60%(b)      0.60%      0.60%      0.60%     0.55%     0.55%
  Ratio of net investment income to
    average net assets ................        0.61%(b)      0.69%      0.79%      1.11%     1.59%     1.93%
  Ratio of expenses to average net
    assets* ...........................        0.63%(b)      0.92%      0.92%      0.96%     0.95%     0.94%
  Portfolio turnover (c) ..............        4.12%         7.89%      5.37%      4.32%     5.81%     9.08%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 EQUITY INDEX FUND
                                         ------------------------------------------------------------------
                                                                   CLASS B SHARES
                                         ------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ---------------------------------------------------
                                             2000         2000       1999       1998       1997      1996
                                         ------------   --------   --------   --------   --------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  33.09     $  31.72   $  27.13   $  21.80   $  16.68   $ 14.05
                                           --------     --------   --------   --------   --------   -------
Investment Activities:
  Net investment income (loss) ........       (0.02)       (0.01)      0.04       0.10       0.16      0.16
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (3.05)        1.84       5.53       5.97       5.27      3.16
                                           --------     --------   --------   --------   --------   -------
    Total from Investment Activities...       (3.07)        1.83       5.57       6.07       5.43      3.32
                                           --------     --------   --------   --------   --------   -------
Distributions:
  Net investment income ...............          --        (0.01)     (0.06)     (0.11)     (0.16)    (0.16)
  In excess of net investment
    income ............................          --           --         --         --         --     (0.01)
  Net realized gains ..................          --        (0.45)     (0.92)     (0.63)     (0.15)    (0.52)
                                           --------     --------   --------   --------   --------   -------
    Total Distributions ...............          --        (0.46)     (0.98)     (0.74)     (0.31)    (0.69)
                                           --------     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.........    $  30.02     $  33.09   $  31.72   $  27.13   $  21.80   $ 16.68
                                           ========     ========   ========   ========   ========   =======
Total Return (Excludes Sales Charge)...       (9.28)%(a)    5.80%     21.32%     28.47%     32.93%    24.05%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $623,733     $691,700   $534,777   $351,624   $168,699   $38,538
  Ratio of expenses to average net
    assets ............................        1.35%(b)     1.35%      1.35%      1.35%      1.30%     1.30%
  Ratio of net investment income to
    average net assets ................       (0.14)%(b)   (0.06)%     0.12%      0.36%      0.83%     1.18%
  Ratio of expenses to average net
    assets* ...........................        1.38%(b)     1.57%      1.57%      1.61%      1.61%     1.59%
  Portfolio turnover (c) ..............        4.12%        7.89%      5.37%      4.32%      5.81%     9.08%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             EQUITY INDEX FUND
                                                              ------------------------------------------------
                                                                              CLASS C SHARES
                                                              ------------------------------------------------
                                                               SIX MONTHS         YEAR ENDED       NOVEMBER 4,
                                                                 ENDED             JUNE 30,          1997 TO
                                                              DECEMBER 31,    ------------------    JUNE 30,
                                                                  2000          2000      1999      1998 (a)
                                                              ------------    --------   -------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  33.14      $  31.76   $ 27.14     $22.60
                                                                --------      --------   -------     ------
Investment Activities:
  Net investment income (loss) .............................       (0.02)         0.01      0.07       0.07
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       (3.05)         1.84      5.55       4.67
                                                                --------      --------   -------     ------
     Total from Investment Activities ......................       (3.07)         1.85      5.62       4.74
                                                                --------      --------   -------     ------
Distributions:
  Net investment income ....................................          --         (0.02)    (0.08)     (0.08)
  Net realized gains .......................................          --         (0.45)    (0.92)     (0.12)
                                                                --------      --------   -------     ------
     Total Distributions ...................................          --         (0.47)    (1.00)     (0.20)
                                                                --------      --------   -------     ------
NET ASSET VALUE, END OF PERIOD..............................    $  30.07      $  33.14   $ 31.76     $27.14
                                                                ========      ========   =======     ======
Total Return (Excludes Sales Charge) .......................       (9.26)%(b)     5.84%    21.52%     21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $130,554      $133,030   $59,042     $3,214
  Ratio of expenses to average net assets ..................        1.35%(c)      1.35%     1.35%      1.35%(c)
  Ratio of net investment income to average net assets .....       (0.14)%(c)    (0.06)%    0.11%      0.27%(c)
  Ratio of expenses to average net assets* .................        1.38%(c)      1.57%     1.57%      1.60%(c)
  Portfolio turnover (d) ...................................        4.12%         7.89%     5.37%      4.32%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MARKET EXPANSION INDEX FUND
                                                              ---------------------------------------------------
                                                                                CLASS I SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS     JULY 31,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.07      $ 10.63     $ 10.52       $ 10.00
                                                                -------      -------     -------       -------
Investment Activities:
  Net investment income (loss) .............................       0.03         0.07        0.03          0.03
  Net realized and unrealized gains (losses) from
     investments, options and futures transactions .........       0.54         1.15        0.40          0.93
  Capital contributions from Investment Advisor ............         --         0.02          --            --
                                                                -------      -------     -------       -------
     Total from Investment Activities ......................       0.57         1.24        0.43          0.96
                                                                -------      -------     -------       -------
Distributions:
  Net investment income ....................................      (0.03)       (0.07)      (0.03)        (0.03)
  Net realized gains .......................................      (0.96)       (2.73)      (0.29)        (0.41)
                                                                -------      -------     -------       -------
     Total Distributions ...................................      (0.99)       (2.80)      (0.32)        (0.44)
                                                                -------      -------     -------       -------
NET ASSET VALUE, END OF PERIOD..............................    $  8.65      $  9.07     $ 10.63       $ 10.52
                                                                =======      =======     =======       =======
Total Return ...............................................       6.51%(c)    14.30%       4.54%(c)      9.91%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $29,635      $28,699     $28,871       $27,483
  Ratio of expenses to average net assets ..................       0.57%(d)     0.57%       0.57%(d)      0.56%(d)
  Ratio of net investment income to average net assets .....       0.73%(d)     0.72%       0.68%(d)      0.75%(d)
  Ratio of expenses to average net assets* .................       0.57%(d)     0.95%       0.97%(d)      1.12%(d)
  Portfolio turnover (e) ...................................      19.21%       64.29%      36.50%        20.18%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MARKET EXPANSION INDEX FUND
                                                              ---------------------------------------------------
                                                                                CLASS A SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS     JULY 31,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 9.06       $10.63      $10.53        $10.00
                                                                 ------       ------      ------        ------
Investment Activities:
  Net investment income (loss) .............................       0.02         0.05        0.03            --
  Net realized and unrealized gains (losses) from
     investments, options and futures transactions .........       0.55         1.14        0.39          0.95
  Capital contributions from Investment Advisor ............         --         0.02          --            --
                                                                 ------       ------      ------        ------
     Total from Investment Activities ......................       0.57         1.21        0.42          0.95
                                                                 ------       ------      ------        ------
Distributions:
  Net investment income ....................................      (0.02)       (0.05)      (0.03)        (0.01)
  Net realized gains .......................................      (0.96)       (2.73)      (0.29)        (0.41)
                                                                 ------       ------      ------        ------
     Total Distributions ...................................      (0.98)       (2.78)      (0.32)        (0.42)
                                                                 ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.65       $ 9.06      $10.63        $10.53
                                                                 ======       ======      ======        ======
Total Return (Excludes Sales Charge) .......................       6.51%(c)    13.93%       4.39%(c)      9.30%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $2,751       $2,066      $  277        $   30
  Ratio of expenses to average net assets ..................       0.82%(d)     0.82%       0.85%(d)      0.77%(d)
  Ratio of net investment income to average net assets .....       0.48%(d)     0.51%       0.43%(d)      0.47%(d)
  Ratio of expenses to average net assets* .................       0.82%(d)     1.28%       1.42%(d)      1.24%(d)
  Portfolio turnover (e) ...................................      19.21%       64.29%      36.50%        20.18%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MARKET EXPANSION INDEX FUND
                                                              ---------------------------------------------------
                                                                                CLASS B SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS     JULY 31,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 9.15       $10.74      $10.49        $10.00
                                                                 ------       ------      ------        ------
Investment Activities:
  Net investment income (loss) .............................      (0.01)       (0.01)       0.02         (0.02)
  Net realized and unrealized gains (losses) from
     investments, options and futures transactions .........       0.55         1.13        0.54          0.92
  Capital contributions from Investment Advisor ............         --         0.02          --            --
                                                                 ------       ------      ------        ------
     Total from Investment Activities ......................       0.54         1.14        0.56          0.90
                                                                 ------       ------      ------        ------
Distributions:
  Net investment income ....................................         --           --       (0.02)           --
  Net realized gains .......................................      (0.96)       (2.73)      (0.29)        (0.41)
                                                                 ------       ------      ------        ------
     Total Distributions ...................................      (0.96)       (2.73)      (0.31)        (0.41)
                                                                 ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.73       $ 9.15      $10.74        $10.49
                                                                 ======       ======      ======        ======
Total Return (Excludes Sales Charge) .......................       6.10%(c)    13.06%       5.75%(c)      9.85%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $3,740       $2,495      $  309        $   --(d)
  Ratio of expenses to average net assets ..................       1.57%(e)     1.57%       1.60%(e)      1.87%(e)
  Ratio of net investment income to average net assets .....      (0.27)%(e)   (0.23)%     (0.34)%(e)    (0.59)%(e)
  Ratio of expenses to average net assets* .................       1.57%(e)     1.93%       2.13%(e)      2.14%(e)
  Portfolio turnover (f) ...................................      19.21%       64.29%      36.50%        20.18%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Amount is less than $1,000.

(e) Annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MARKET EXPANSION INDEX FUND
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (a)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 8.96       $10.57     $ 9.32
                                                                 ------       ------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.01)       (0.05)      0.02
  Net realized and unrealized gains (losses) from
     investments, options and futures transactions .........       0.53         1.15       1.25
  Capital contributions from Investment Advisor ............         --         0.02         --
                                                                 ------       ------     ------
     Total from Investment Activities ......................       0.52         1.12       1.27
                                                                 ------       ------     ------
Distributions:
  Net investment income ....................................         --           --(b)   (0.02)
  Net realized gains .......................................      (0.96)       (2.73)        --
                                                                 ------       ------     ------
     Total Distributions ...................................      (0.96)       (2.73)     (0.02)
                                                                 ------       ------     ------
NET ASSET VALUE, END OF PERIOD..............................     $ 8.52       $ 8.96     $10.57
                                                                 ======       ======     ======
Total Return (Excludes Sales Charge) .......................       6.04%(c)    13.11%     13.64%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $  385       $  180     $   18
  Ratio of expenses to average net assets ..................       1.57%(d)     1.57%      1.58%(d)
  Ratio of net investment income to average net assets .....      (0.27)%(d)   (0.24)%    (0.33)%(d)
  Ratio of expenses to average net assets* .................       1.57%(d)     1.93%      2.17%(d)
  Portfolio turnover (e) ...................................      19.21%       64.29%     36.50%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Amount is less than $0.01.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   TECHNOLOGY FUND
                                                              ---------------------------------------------------------
                                                                CLASS I        CLASS A        CLASS B        CLASS C
                                                                 SHARES         SHARES         SHARES         SHARES
                                                              ------------   ------------   ------------   ------------
                                                                JULY 28,       JULY 28,       JULY 28,       JULY 28,
                                                                2000 TO        2000 TO        2000 TO        2000 TO
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2000 (a)       2000 (a)       2000 (a)       2000 (a)
                                                              ------------   ------------   ------------   ------------
                                                              (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.00        $ 10.00         $10.00         $10.00
                                                                 ------        -------         ------         ------
Investment Activities:
  Net investment income (loss) .............................      (0.01)         (0.04)         (0.05)         (0.05)
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (3.30)         (3.28)         (3.30)         (3.29)
                                                                 ------        -------         ------         ------
     Total from Investment Activities ......................      (3.31)         (3.32)         (3.35)         (3.34)
                                                                 ------        -------         ------         ------
NET ASSET VALUE, END OF PERIOD..............................     $ 6.69        $  6.68         $ 6.65         $ 6.66
                                                                 ======        =======         ======         ======
Total Return (Excludes Sales Charge, except Class I
  Shares) ..................................................     (33.10)%(b)    (33.20)%(b)    (33.50)%(b)    (33.40)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $4,450        $36,101         $7,926         $  957
  Ratio of expenses to average net assets ..................       1.30%(c)       1.55%(c)       2.30%(c)       2.30%(c)
  Ratio of net investment income to average net assets .....      (0.93)%(c)     (1.20)%(c)     (1.95)%(c)     (1.95)%(c)
  Portfolio turnover (d) ...................................      31.79%         31.79%         31.79%         31.79%

------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           INTERNATIONAL EQUITY INDEX FUND
                                         --------------------------------------------------------------------
                                                                   CLASS I SHARES
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,   -----------------------------------------------------
                                             2000          2000       1999       1998       1997       1996
                                         ------------    --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.65      $  18.63   $  17.97   $  16.89   $  15.17   $  13.93
                                           --------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........        0.05          0.14       0.19       0.21       0.15       0.11
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (3.04)         3.22       1.71       1.32       2.02       1.43
                                           --------      --------   --------   --------   --------   --------
    Total from Investment Activities...       (2.99)         3.36       1.90       1.53       2.17       1.54
                                           --------      --------   --------   --------   --------   --------
Distributions:
  Net investment income ...............       (0.19)        (0.05)     (0.39)     (0.02)     (0.17)     (0.16)
  In excess of net investment
    income ............................          --            --         --         --      (0.13)     (0.02)
  Net realized gains ..................       (0.05)        (0.29)     (0.85)     (0.43)     (0.15)     (0.12)
                                           --------      --------   --------   --------   --------   --------
    Total Distributions ...............       (0.24)        (0.34)     (1.24)     (0.45)     (0.45)     (0.30)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  18.42      $  21.65   $  18.63   $  17.97   $  16.89   $  15.17
                                           ========      ========   ========   ========   ========   ========
Total Return ..........................      (13.82)%(a)    18.09%     11.27%      9.54%     14.64%     11.22%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $715,103      $795,657   $657,902   $586,741   $449,949   $347,790
  Ratio of expenses to average net
    assets ............................        0.85%(b)      0.86%      0.85%      0.88%      0.86%      0.97%
  Ratio of net investment income to
    average net assets ................        0.46%(b)      0.66%      1.03%      1.29%      1.00%      1.04%
  Ratio of expenses to average net
    assets* ...........................        0.85%(b)      0.86%      0.85%      0.88%      0.86%      1.00%
  Portfolio turnover (c) ..............        4.38%        13.85%     33.99%      9.90%      9.61%      6.28%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        INTERNATIONAL EQUITY INDEX FUND
                                         --------------------------------------------------------------
                                                                 CLASS A SHARES
                                         --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                     YEAR ENDED JUNE 30,
                                         DECEMBER 31,   -----------------------------------------------
                                             2000        2000      1999      1998      1997      1996
                                         ------------   -------   -------   -------   -------   -------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 21.66      $ 18.68   $ 17.99   $ 16.92   $ 15.16   $ 13.92
                                           -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss) ........       0.04         0.11      0.29      0.19      0.11      0.14
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (3.06)        3.16      1.60      1.31      2.03      1.40
                                           -------      -------   -------   -------   -------   -------
    Total from Investment Activities...      (3.02)        3.27      1.89      1.50      2.14      1.54
                                           -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income ...............      (0.13)          --(a)   (0.35)      --     (0.13)    (0.16)
  In excess of net investment
    income ............................         --           --        --        --     (0.10)    (0.02)
  Net realized gains ..................      (0.05)       (0.29)    (0.85)    (0.43)    (0.15)    (0.12)
                                           -------      -------   -------   -------   -------   -------
    Total Distributions ...............      (0.18)       (0.29)    (1.20)    (0.43)    (0.38)    (0.30)
                                           -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $ 18.46      $ 21.66   $ 18.68   $ 17.99   $ 16.92   $ 15.16
                                           =======      =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge)...     (13.95)%(b)   17.58%    11.21%     9.34%    14.31%    11.20%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $51,154      $67,967   $55,691   $24,060   $12,562   $10,789
  Ratio of expenses to average net
    assets ............................       1.10%(c)     1.11%     1.10%     1.13%     1.11%     1.22%
  Ratio of net investment income to
    average net assets ................       0.21%(c)     0.51%     1.06%     1.11%     0.73%     0.79%
  Ratio of expenses to average net
    assets* ...........................       1.10%(c)     1.21%     1.20%     1.23%     1.19%     1.35%
  Portfolio turnover (d) ..............       4.38%       13.85%    33.99%     9.90%     9.61%     6.28%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Amount is less than $0.01.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        INTERNATIONAL EQUITY INDEX FUND
                                         -------------------------------------------------------------
                                                                CLASS B SHARES
                                         -------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                    YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------
                                             2000        2000      1999      1998      1997      1996
                                         ------------   -------   -------   -------   -------   ------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 20.63      $ 17.89   $ 17.33   $ 16.44   $ 14.79   $13.73
                                           -------      -------   -------   -------   -------   ------
Investment Activities:
  Net investment income (loss) ........      (0.07)        0.04      0.10      0.08      0.09     0.03
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (2.87)        2.99      1.55      1.24      1.86     1.32
                                           -------      -------   -------   -------   -------   ------
    Total from Investment Activities...      (2.94)        3.03      1.65      1.32      1.95     1.35
                                           -------      -------   -------   -------   -------   ------
Distributions:
  Net investment income ...............         --           --     (0.24)       --     (0.08)   (0.15)
  In excess of net investment
    income ............................         --           --        --        --     (0.07)   (0.02)
  Net realized gains ..................      (0.05)       (0.29)    (0.85)    (0.43)    (0.15)   (0.12)
                                           -------      -------   -------   -------   -------   ------
    Total Distributions ...............      (0.05)       (0.29)    (1.09)    (0.43)    (0.30)   (0.29)
                                           -------      -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD.........    $ 17.64      $ 20.63   $ 17.89   $ 17.33   $ 16.44   $14.79
                                           =======      =======   =======   =======   =======   ======
Total Return (Excludes Sales Charge)...     (14.26)%(a)   16.99%    10.15%     8.48%    13.37%    9.97%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $22,984      $29,007   $18,489   $13,307   $10,033   $5,856
  Ratio of expenses to average net
    assets ............................       1.85%(b)     1.86%     1.83%     1.88%     1.86%    1.97%
  Ratio of net investment income to
    average net assets ................      (0.54)%(b)   (0.25)%    0.10%     0.26%     0.08%    0.04%
  Portfolio turnover (c) ..............       4.38%       13.85%    33.99%     9.90%     9.61%    6.28%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERNATIONAL EQUITY INDEX FUND
                                                              ---------------------------------------------
                                                                             CLASS C SHARES
                                                              ---------------------------------------------
                                                               SIX MONTHS       YEAR ENDED      NOVEMBER 4,
                                                                 ENDED           JUNE 30,         1997 TO
                                                              DECEMBER 31,   ----------------    JUNE 30,
                                                                  2000        2000      1999     1998 (a)
                                                              ------------   -------   ------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 21.39      $ 18.55   $17.91     $15.70
                                                                -------      -------   ------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.06)       (0.01)    0.30       0.06
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (2.98)        3.14     1.51       2.45
                                                                -------      -------   ------     ------
     Total from Investment Activities ......................      (3.04)        3.13     1.81       2.51
                                                                -------      -------   ------     ------
Distributions:
  Net investment income ....................................      (0.03)          --    (0.32)        --
  Net realized gains .......................................      (0.05)       (0.29)   (0.85)     (0.30)
                                                                -------      -------   ------     ------
     Total Distributions ...................................      (0.08)       (0.29)   (1.17)     (0.30)
                                                                -------      -------   ------     ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 18.27      $ 21.39   $18.55     $17.91
                                                                =======      =======   ======     ======
Total Return (Excludes Sales Charge) .......................     (14.23)%(b)   16.92%   10.78%     16.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $11,855      $11,442   $2,339     $  119
  Ratio of expenses to average net assets ..................       1.85%(c)     1.86%    1.86%      1.87%(c)
  Ratio of net investment income to average net assets .....      (0.54)%(c)   (0.17)%   0.73%      2.88%(c)
  Portfolio turnover (d) ...................................       4.38%       13.85%   33.99%      9.90%

------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DIVERSIFIED INTERNATIONAL FUND
                                         ----------------------------------------------------------------------------------
                                                                          CLASS I SHARES
                                         ----------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR     SIX MONTHS
                                            ENDED         ENDED       ENDED                YEAR ENDED DECEMBER 31,
                                         DECEMBER 31,    JUNE 30,    JUNE 30,    ------------------------------------------
                                             2000          2000      1999 (a)       1998       1997       1996       1995
                                         ------------    --------   ----------    --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  17.97      $  15.13    $  13.93     $  12.14   $  11.79   $  11.05   $  10.01
                                           --------      --------    --------     --------   --------   --------   --------
Investment Activities:
  Net investment income (loss) ........        0.03          0.11        0.11         0.14       0.10       0.11       0.10
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................       (2.69)         3.06        1.09         1.85       0.37       0.74       1.05
                                           --------      --------    --------     --------   --------   --------   --------
    Total from Investment Activities...       (2.66)         3.17        1.20         1.99       0.47       0.85       1.15
                                           --------      --------    --------     --------   --------   --------   --------
Distributions:
  Net investment income ...............       (0.09)        (0.15)         --        (0.15)     (0.12)     (0.11)     (0.11)
  Net realized gains ..................       (0.30)        (0.18)         --        (0.05)        --         --         --
                                           --------      --------    --------     --------   --------   --------   --------
    Total Distributions ...............       (0.39)        (0.33)         --        (0.20)     (0.12)     (0.11)     (0.11)
                                           --------      --------    --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  14.92      $  17.97    $  15.13     $  13.93   $  12.14   $  11.79   $  11.05
                                           ========      ========    ========     ========   ========   ========   ========
Total Return ..........................      (14.99)%(b)    20.97%       8.61%(b)    16.43%      3.98%      7.90%     11.47%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $819,396      $851,758    $599,310     $569,522   $487,986   $389,997   $106,300
  Ratio of expenses to average net
    assets ............................        1.05%(c)      1.05%       1.06%(c)     1.09%      1.10%      1.10%      1.16%(c)
  Ratio of net investment income to
    average net assets ................        0.44%(c)      0.62%       1.59%(c)     1.04%      1.05%      1.01%      1.43%(c)
  Ratio of expenses to average net
    assets* ...........................        1.05%(c)      1.08%       1.09%(c)     1.09%      1.10%      1.10%      1.24%(c)
  Portfolio turnover (d) ..............        9.65%        17.05%       2.96%        8.50%      3.56%      6.37%      2.09%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               DIVERSIFIED INTERNATIONAL FUND
                                         ---------------------------------------------------------------------------
                                                                       CLASS A SHARES
                                         ---------------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS
                                            ENDED        ENDED       ENDED            YEAR ENDED DECEMBER 31,
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    ------------------------------------
                                             2000         2000      1999 (a)     1998      1997      1996      1995
                                         ------------   --------   ----------   -------   -------   -------   ------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..................    $ 17.90      $ 15.08     $ 13.89     $ 12.11   $ 11.77   $ 11.05   $10.01
                                           -------      -------     -------     -------   -------   -------   ------
Investment Activities:
  Net investment income (loss) ........       0.01         0.05        0.08        0.11      0.07      0.10     0.10
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (2.67)        3.07        1.11        1.84      0.36      0.72     1.05
                                           -------      -------     -------     -------   -------   -------   ------
    Total from Investment Activities...      (2.66)        3.12        1.19        1.95      0.43      0.82     1.15
                                           -------      -------     -------     -------   -------   -------   ------
Distributions:
  Net investment income ...............      (0.04)       (0.12)         --       (0.13)    (0.09)    (0.10)   (0.11)
  In excess of net investment
    income ............................         --           --          --       (0.04)       --        --       --
  Net realized gains ..................      (0.30)       (0.18)         --          --        --        --       --
                                           -------      -------     -------     -------   -------   -------   ------
    Total Distributions ...............      (0.34)       (0.30)         --       (0.17)    (0.09)    (0.10)   (0.11)
                                           -------      -------     -------     -------   -------   -------   ------
NET ASSET VALUE,
  END OF PERIOD........................    $ 14.90      $ 17.90     $ 15.08     $ 13.89   $ 12.11   $ 11.77   $11.05
                                           =======      =======     =======     =======   =======   =======   ======
Total Return (Excludes Sales Charge)...     (15.04)%(b)   20.66%       8.57%(b)   16.12%     3.69%     7.50%   11.47%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $25,480      $35,605     $34,900     $44,232   $26,703   $10,836   $  988
  Ratio of expenses to average net
    assets ............................       1.30%(c)     1.30%       1.29%(c)    1.34%     1.35%     1.23%    1.16%
  Ratio of net investment income to
    average net assets ................       0.19%(c)     0.29%       1.25%(c)    0.79%     0.80%     0.88%    1.43%
  Ratio of expenses to average net
    assets* ...........................       1.30%(c)     1.43%       1.37%(c)    1.34%     1.35%     1.23%    1.24%
  Portfolio turnover (d) ..............       9.65%       17.05%       2.96%       8.50%     3.56%     6.37%    2.09%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            DIVERSIFIED INTERNATIONAL FUND
                                         ---------------------------------------------------------------------
                                                                    CLASS B SHARES
                                         ---------------------------------------------------------------------
                                          SIX MONTHS      YEAR     SIX MONTHS     YEAR ENDED       AUGUST 26,
                                            ENDED        ENDED       ENDED       DECEMBER 31,       1996 TO
                                         DECEMBER 31,   JUNE 30,    JUNE 30,    ---------------   DECEMBER 31,
                                             2000         2000      1999 (a)     1998     1997      1996 (b)
                                         ------------   --------   ----------   ------   ------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 16.60       $14.08      $13.01     $11.37   $11.08      $10.84
                                           -------       ------      ------     ------   ------      ------
Investment Activities:
  Net investment income (loss) ........      (0.04)        0.07        0.03       0.01     0.01        0.04
  Net realized and unrealized gains
    (losses) from investment
    transactions ......................      (2.48)        2.71        1.04       1.74     0.34        0.24
                                           -------       ------      ------     ------   ------      ------
    Total from Investment Activities...      (2.52)        2.78        1.07       1.75     0.35        0.28
                                           -------       ------      ------     ------   ------      ------
Distributions:
  Net investment income ...............         --        (0.08)         --      (0.08)   (0.06)      (0.04)
  In excess of net investment
    income ............................         --           --          --      (0.03)      --          --
  Net realized gains ..................      (0.30)       (0.18)         --         --       --          --
                                           -------       ------      ------     ------   ------      ------
    Total Distributions ...............      (0.30)       (0.26)         --      (0.11)   (0.06)      (0.04)
                                           -------       ------      ------     ------   ------      ------
NET ASSET VALUE, END OF PERIOD.........    $ 13.78       $16.60      $14.08     $13.01   $11.37      $11.08
                                           =======       ======      ======     ======   ======      ======
Total Return (Excludes Sales Charge)...     (15.38)%(c)   19.77%       8.22%(c)  15.43%    2.90%       2.62%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...    $ 6,352       $7,269      $2,478     $2,545   $1,763      $1,131
  Ratio of expenses to average net
    assets ............................       2.05%(d)     2.05%       2.05%(d)   2.09%    2.10%       2.05%(d)
  Ratio of net investment income to
    average net assets ................      (0.56)%(d)   (0.21)%      0.57%(d)   0.04%    0.05%       0.75%(d)
  Ratio of expenses to average net
    assets* ...........................       2.05%(d)     2.08%       2.08%(d)   2.09%    2.10%       2.05%(d)
  Portfolio turnover (e) ..............       9.65%       17.05%       2.96%      8.50%    3.56%       6.37%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                DIVERSIFIED INTERNATIONAL FUND
                                                              -----------------------------------
                                                                        CLASS C SHARES
                                                              -----------------------------------
                                                               SIX MONTHS      YEAR     MARCH 22,
                                                                 ENDED        ENDED      1999 TO
                                                              DECEMBER 31,   JUNE 30,   JUNE 30,
                                                                  2000         2000     1999 (a)
                                                              ------------   --------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 16.57       $14.08     $13.47
                                                                -------       ------     ------
Investment Activities:
  Net investment income (loss) .............................      (0.04)        0.11         --
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................      (2.48)        2.67       0.61
                                                                -------       ------     ------
     Total from Investment Activities ......................      (2.52)        2.78       0.61
                                                                -------       ------     ------
Distributions:
  Net investment income ....................................         --        (0.11)        --
  Net realized gains .......................................      (0.30)       (0.18)        --
                                                                -------       ------     ------
     Total Distributions ...................................      (0.30)       (0.29)        --
                                                                -------       ------     ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 13.75       $16.57     $14.08
                                                                =======       ======     ======
Total Return (Excludes Sales Charge) .......................     (15.41)%(b)   19.76%      4.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $   725       $  729     $    5
  Ratio of expenses to average net assets ..................       2.05%(c)     2.06%      2.00%(c)
  Ratio of net investment income to average net assets .....      (0.56)%(c)    0.30%      1.58%(c)
  Ratio of expenses to average net assets* .................       2.05%(c)     2.09%      2.00%(c)
  Portfolio turnover (d) ...................................       9.65%       17.05%      2.96%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only. Each Fund, except for the Technology Fund, is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Pricing Committee which is comprised of members from One Group Administrative Services, Inc., (the "Administrator"), an affiliate of Banc One Investment Advisors Corporation (the "Advisor"), and BISYS Fund Services under the direction of the Board of Trustees.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 2000, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       MARKET        MARKET
                                                                       VALUE         VALUE
                                                                         OF        OF LOANED
       FUND                                                          COLLATERAL    SECURITIES
       ----                                                          ----------    ----------
       Small Cap Growth Fund.......................................   $ 19,078      $ 18,640
       Small Cap Value Fund........................................      7,865         7,701
       Mid Cap Growth Fund.........................................    223,140       218,773
       Mid Cap Value Fund..........................................     55,391        54,116
       Diversified Mid Cap Fund....................................     89,529        87,848
       Large Cap Growth Fund.......................................    240,749       235,610
       Large Cap Value Fund........................................    101,743        99,508
       Equity Income Fund..........................................     36,817        36,064
       Diversified Equity Fund.....................................    130,030       127,079
       Balanced Fund...............................................     78,994        77,283
       Equity Index Fund...........................................    184,516       179,877

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

                                                                       MARKET        MARKET
                                                                       VALUE         VALUE
                                                                         OF        OF LOANED
       FUND                                                          COLLATERAL    SECURITIES
       ----                                                          ----------    ----------
       Market Expansion Index Fund.................................   $119,362      $113,960
       Technology Fund.............................................      1,090         1,069
       International Equity Index Fund.............................    152,412       148,554
       Diversified International Fund..............................    113,036       110,176

     The loaned securities were fully collateralized by cash, U.S. government securities and letters of credit as of December 31, 2000.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly for the Funds except for the Technology Fund, the International Equity Index Fund, and the Diversified International Fund which declares and pays dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declares and pays dividends monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

     During the six months ended December 31, 2000, the Equity Index Fund made a redemption in kind to a shareholder which resulted in GAAP-basis realized gains of approximately $31 million. For tax purposes these

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     realized gains were distributed only to the redeeming shareholder with the transfer of specific fund assets. This transaction resulted in a permanent book-tax difference that was reclassified to paid-in capital.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, indexed securities and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 2000:

                                                                                                          CURRENT
                                                                                            OPENING        MARKET
                                                                            NUMBER OF      POSITIONS       VALUE
       FUND                                           CONTRACT TYPE         CONTRACTS        (000)         (000)
       ----                                           -------------        ------------    ---------    ------------
       Equity Index Fund.........................  Short S&P 500,
                                                   March 2001 Futures          117          $37,923       $39,049

       Market Expansion Index Fund...............  Short S&P 500,
                                                   March 2001 Futures            1              338           334

       International Equity Index Fund...........  Short Financial Time
                                                   Stock Exchange,
                                                   March 2001 Futures          189           17,988        17,507

                                                   Short Dax,
                                                   March 2001 Futures           53            8,204         8,086

                                                   Short DJ Euro,
                                                   March 2001 Futures           75            3,473         3,388

                                                   Short Nikkei 225,
                                                   March 2001 Futures          265           19,661        18,186

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

                                                                                                          CURRENT
                                                                                            OPENING        MARKET
                                                                            NUMBER OF      POSITIONS       VALUE
       FUND                                           CONTRACT TYPE         CONTRACTS        (000)         (000)
       ----                                           -------------        ------------    ---------    ------------
       Diversified International Fund............  Short Dax Index,
                                                   March 2001 Futures           10          $ 1,578       $ 1,526

                                                   Short DJ Euro,
                                                   March 2001 Futures          330           15,241        14,908

                                                   Short Financial Time
                                                   Stock Exchange,
                                                   March 2001 Futures          295           28,057        27,326

                                                   Short Nikkei 225,
                                                   March 2001 Futures          235           17,455        16,127

                                                   Short Topix,
                                                   March 2001 Futures           70            8,535         7,861

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     The following is a summary of option activity for the six months ended December 31, 2000, by the Funds (amounts in thousands):

                                                                         MID CAP VALUE FUND
                                                                     --------------------------
                                                                     SHARES SUBJECT
                                                                      TO CONTRACT      PREMIUMS
       COVERED CALL OPTIONS                                          --------------    --------
       Balance at beginning of period..............................        683          $ 753
       Options written.............................................        771            593
       Options closed..............................................       (105)          (104)
       Options expired.............................................       (925)          (809)
       Options exercised...........................................       (424)          (433)
                                                                          ----          -----
       Options outstanding at end of period........................         --          $  --
                                                                          ====          =====

     The following is a summary of options outstanding as of December 31, 2000 (amounts in thousands):

                                                                         MID CAP VALUE FUND
                                                                     --------------------------
                                                                     SHARES SUBJECT
                                                                      TO CONTRACT      PREMIUMS
       PUT OPTIONS                                                   --------------    --------
       Balance at beginning of period..............................         30          $  32
       Options written.............................................        255            319
       Options expired.............................................       (215)          (291)
       Options exercised...........................................        (70)           (60)
                                                                          ----          -----
       Options outstanding at end of period........................         --          $  --
                                                                          ====          =====

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     INDEXED SECURITIES

     The Balanced Fund may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Service Class, and Class S. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The Diversified Mid Cap Fund Class B and Class C shares have been adjusted to reflect the 4 for 1 reverse stock split that occurred on November 17, 2000. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and the Administrator are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the six months ended December 31, 2000, the Distributor received $5,029,689 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $4,304,172 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived (amounts in thousands):

                                                          INVESTMENT                        DISTRIBUTION FEES
                                                         ADVISORY FEES    ADMINISTRATION         WAIVED
    FUND                                                    WAIVED         FEES WAIVED           CLASS A
    ----                                                 -------------    --------------    -----------------
    Small Cap Growth Fund..............................     $   --            $   --              $ 35
    Small Cap Value Fund...............................         52                --                 8
    Mid Cap Growth Fund................................         --                --               190
    Mid Cap Value Fund.................................        137                --                48
    Diversified Mid Cap Fund...........................        430                --               106
    Large Cap Growth Fund..............................        526                --               310
    Large Cap Value Fund...............................         --                --                25
    Equity Income Fund.................................         79                --                51
    Diversified Equity Fund............................         --                --               145
    Balanced Fund......................................        297                --                70
    Equity Index Fund..................................      2,817             1,107               432
    Market Expansion Index Fund........................         37                13                 1
    Technology Fund....................................         84                --                19
    International Equity Index Fund....................         --                --                29
    Diversified International Fund.....................         86                --                15

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the six months ended December 31, 2000, were as follows (amounts in thousands):

    FUND                                                          PURCHASES       SALES
    ----                                                          ----------    ----------
    Small Cap Growth Fund.......................................  $  322,044    $  313,260
    Small Cap Value Fund........................................     115,638       109,155
    Mid Cap Growth Fund.........................................   1,940,283     1,819,508
    Mid Cap Value Fund..........................................     785,584       837,365
    Diversified Mid Cap Fund....................................     298,172       321,513
    Large Cap Growth Fund.......................................   1,317,808     1,428,556
    Large Cap Value Fund........................................   1,113,961     1,126,875
    Equity Income Fund..........................................      20,817       176,594
    Diversified Equity Fund.....................................      99,928       152,854
    Balanced Fund...............................................      73,481       107,669
    Equity Index Fund...........................................     145,449       282,598
    Market Expansion Index Fund.................................       7,828         6,233
    Technology Fund.............................................      85,996        15,107
    International Equity Index Fund.............................      35,073        38,253
    Diversified International Fund..............................      78,594        74,336

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds of the Trust.

   As of December 31, 2000, Large Cap Value Fund had $9,200,000 outstanding under this agreement. During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                       AVERAGE             AVERAGE
    FUND                                                          AMOUNT OUTSTANDING    INTEREST RATE
    ----                                                          ------------------    -------------
    Mid Cap Value Fund..........................................         $ 24               7.00%
    Large Cap Value Fund........................................           50               7.13%
    Equity Index Fund...........................................          418               6.96%

   The average amount outstanding was calculated based on daily balances during the period.

Continued

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-041-SAN (2/01)

                                                                 [Bank One Logo]